UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

iShares S&P 500 Index Fund

iShares U.S. Aggregate Bond Index Fund

Master Investment Portfolio

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

International Tilts Master Portfolio

Large Cap Index Master Portfolio

LifePath® Dynamic Retirement Master Portfolio

LifePath® Dynamic 2020 Master Portfolio

LifePath® Dynamic 2025 Master Portfolio

LifePath® Dynamic 2030 Master Portfolio

LifePath® Dynamic 2035 Master Portfolio

LifePath® Dynamic 2040 Master Portfolio

LifePath® Dynamic 2045 Master Portfolio

LifePath® Dynamic 2050 Master Portfolio

LifePath® Dynamic 2055 Master Portfolio

LifePath® Dynamic 2060 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

LifePath® Index 2060 Master Portfolio

Money Market Master Portfolio

S&P 500 Index Master Portfolio

Total International ex U.S. Index Master Portfolio

Treasury Money Market Master Portfolio

U.S. Total Bond Index Master Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III

and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Cash Funds: Institutional of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Institutional Money Market Master Portfolio of Master Investment Portfolio	$58,132,397,830
Total Investments (Cost — $58,122,623,441) — 100.1%	58,132,397,830
Liabilities in Excess of Other Assets — (0.1)%	(60,850,048)

Net Assets — 100.0%	$58,071,547,782

BlackRock Cash Funds: Institutional (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Institutional Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $58,132,397,830 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Cash Funds: Treasury of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Treasury Money Market Master Portfolio of Master Investment Portfolio	$4,754,315,918
Total Investments (Cost — $4,754,315,918) — 100.1%	4,754,315,918
Liabilities in Excess of Other Assets — (0.1)%	(3,583,122)

Net Assets — 100.0%	$4,750,732,796

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $4,754,315,918 and 56.3%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock CoreAlpha Bond Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
CoreAlpha Bond Fund of Master Investment Portfolio	$361,520,916
Total Investments (Cost — $362,582,045) — 100.0%	361,520,916
Liabilities in Excess of Other Assets — (0.0)%	(109,410)

Net Assets — 100.0%	$361,411,506

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $361,520,916 and 56.8%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Dynamic Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic Retirement Master Portfolio of Master Investment Portfolio	$137,049,847
Total Investments (Cost — $81,551,173) — 100.1%	137,049,847
Liabilities in Excess of Other Assets — (0.1)%	(74,765)

Net Assets — 100.0%	$136,975,082

BlackRock LifePath Retirement Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Retirement Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $137,049,847 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Dynamic 2020 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2020 Master Portfolio of Master Investment Portfolio	$367,012,067
Total Investments (Cost — $231,074,050) — 100.1%	367,012,067
Liabilities in Excess of Other Assets — (0.1)%	(200,571)

Net Assets — 100.0%	$366,811,496

BlackRock LifePath Dynamic 2020 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2020 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $367,012,067 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Dynamic 2025 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2025 Master Portfolio of Master Investment Portfolio	$61,180,978
Total Investments (Cost — $54,974,076) — 100.1%	61,180,978
Liabilities in Excess of Other Assets — (0.1)%	(41,381)

Net Assets — 100.0%	$61,139,597

BlackRock LifePath Dynamic 2025 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2025 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $61,180,978 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Dynamic 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2030 Master Portfolio of Master Investment Portfolio	$385,136,776
Total Investments (Cost — $303,062,950) — 100.1%	385,136,776
Liabilities in Excess of Other Assets — (0.1)%	(204,455)

Net Assets — 100.0%	$384,932,321

BlackRock LifePath Dynamic 2030 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2030 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $385,136,776 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Dynamic 2035 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2035 Master Portfolio of Master Investment Portfolio	$51,637,782
Total Investments (Cost — $44,766,737) — 100.1%	51,637,782
Liabilities in Excess of Other Assets — (0.1)%	(36,085)

Net Assets — 100.0%	$51,601,697

BlackRock LifePath Dynamic 2035 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2035 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $51,637,782 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Dynamic 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2040 Master Portfolio of Master Investment Portfolio	$303,977,943
Total Investments (Cost — $187,156,985) — 100.1%	303,977,943
Liabilities in Excess of Other Assets — (0.1)%	(152,713)

Net Assets — 100.0%	$303,825,230

BlackRock LifePath Dynamic 2040 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2040 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $303,977,943 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Dynamic 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2045 Master Portfolio of Master Investment Portfolio	$33,364,937
Total Investments (Cost — $28,404,513) — 100.1%	33,364,937
Liabilities in Excess of Other Assets — (0.1)%	(24,802)

Net Assets — 100.0%	$33,340,135

BlackRock LifePath Dynamic 2045 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2045 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $33,364,937 and 99.9%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Dynamic 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2050 Master Portfolio of Master Investment Portfolio	$113,133,740
Total Investments (Cost — $82,347,543) — 100.1%	113,133,740
Liabilities in Excess of Other Assets — (0.1)%	(61,208)

Net Assets — 100.0%	$113,072,532

BlackRock LifePath Dynamic 2050 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2050 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $113,133,740 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Dynamic 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2055 Master Portfolio of Master Investment Portfolio	$17,356,788
Total Investments (Cost — $14,785,165) — 100.1%	17,356,788
Liabilities in Excess of Other Assets — (0.1)%	(13,189)

Net Assets — 100.0%	$17,343,599

BlackRock LifePath Dynamic 2055 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2055 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $17,356,788 and 99.9%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Dynamic 2060 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2060 Master Portfolio of Master Investment Portfolio	$2,122,909
Total Investments (Cost — $2,019,724) — 100.5%	2,122,909
Liabilities in Excess of Other Assets — (0.5)%	(10,999)

Net Assets — 100.0%	$2,111,910

BlackRock LifePath Dynamic 2060 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2060 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $2,122,909 and 99.5%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Index Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index Retirement Master Portfolio of Master Investment Portfolio	$1,141,509,435
Total Investments (Cost — $1,054,256,225) — 100.0%	1,141,509,435
Liabilities in Excess of Other Assets — (0.0)%	(143,465)

Net Assets — 100.0%	$1,141,365,970

BlackRock LifePath Index Retirement Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index Retirement Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $1,141,509,435 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Index 2020 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2020 Master Portfolio of Master Investment Portfolio	$2,294,145,102
Total Investments (Cost — $2,090,599,807) — 100.0%	2,294,145,102
Liabilities in Excess of Other Assets — (0.0)%	(182,042)

Net Assets — 100.0%	$2,293,963,060

BlackRock LifePath Index 2020 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2020 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $2,294,145,102 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Index 2025 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2025 Master Portfolio of Master Investment Portfolio	$2,280,894,923
Total Investments (Cost — $2,065,260,659) — 100.0%	2,280,894,923
Liabilities in Excess of Other Assets — (0.0)%	(123,800)

Net Assets — 100.0%	$2,280,771,123

BlackRock LifePath Index 2025 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2025 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $2,280,894,923 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Index 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2030 Master Portfolio of Master Investment Portfolio	$2,915,005,480
Total Investments (Cost — $2,601,288,970) — 100.0%	2,915,005,480
Liabilities in Excess of Other Assets — (0.0)%	(255,299)

Net Assets — 100.0%	$2,914,750,181

BlackRock LifePath Index 2030 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2030 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $2,915,005,480 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Index 2035 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2035 Master Portfolio of Master Investment Portfolio	$1,919,076,923
Total Investments (Cost — $1,699,778,060) — 100.0%	1,919,076,923
Liabilities in Excess of Other Assets — (0.0)%	(81,805)

Net Assets — 100.0%	$1,918,995,118

BlackRock LifePath Index 2035 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2035 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $1,919,076,923 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Index 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2040 Master Portfolio of Master Investment Portfolio	$2,137,515,620
Total Investments (Cost — $1,869,692,688) — 100.0%	2,137,515,620
Liabilities in Excess of Other Assets — (0.0)%	(150,083)

Net Assets — 100.0%	$2,137,365,537

BlackRock LifePath Index 2040 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2040 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $2,137,515,620 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Index 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2045 Master Portfolio of Master Investment Portfolio	$1,238,971,845
Total Investments (Cost — $1,087,875,393) — 100.0%	1,238,971,845
Liabilities in Excess of Other Assets — (0.0)%	(61,518)

Net Assets — 100.0%	$1,238,910,327

BlackRock LifePath Index 2045 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2045 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $1,238,971,845 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Index 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2050 Master Portfolio of Master Investment Portfolio	$1,118,869,618
Total Investments (Cost — $977,571,346) — 100.0%	1,118,869,618
Liabilities in Excess of Other Assets — (0.0)%	(56,844)

Net Assets — 100.0%	$1,118,812,774

BlackRock LifePath Index 2050 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2050 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,118,869,618 and 100.0%, respectively.

The Fund records its investment in the Index Master Portfolio at fair value. The Fund’s investment in the Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Index 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2055 Master Portfolio of Master Investment Portfolio	$497,962,571
Total Investments (Cost — $438,740,740) — 100.0%	497,962,571
Liabilities in Excess of Other Assets — (0.0)%	(16,155)

Net Assets — 100.0%	$497,946,416

BlackRock LifePath Index 2055 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2055 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $497,962,571 and 100.0%, respectively.

The Fund records its investment in the Index Master Portfolio at fair value. The Fund’s investment in the Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock LifePath Index 2060 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2060 Master Portfolio of Master Investment Portfolio	$52,629,352
Total Investments (Cost — $48,849,359) — 99.9%	52,629,352
Other Assets Less Liabilities — 0.1%	41,082

Net Assets — 100.0%	$52,670,434

BlackRock LifePath Index 2060 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2060 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $52,629,352 and 100.0%, respectively.

The Fund records its investment in the Index Master Portfolio at fair value. The Fund’s investment in the Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	iShares MSCI Total International Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Total International ex U.S. Index Master Portfolio of Master Investment Portfolio	$615,531,251
Total Investments (Cost — $521,007,343) — 100.3%	615,531,251
Liabilities in Excess of Other Assets — (0.3)%	(1,932,197)

Net Assets — 100.0%	$613,599,054

iShares MSCI Total International Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $615,531,251 and 57.4%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	iShares Russell 1000 Large-Cap Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Large Cap Index Master Portfolio of Master Investment Portfolio	$259,294,749
Total Investments (Cost — $211,558,365) — 100.2%	259,294,749
Liabilities in Excess of Other Assets — (0.2)%	(404,439)

Net Assets — 100.0%	$258,890,310

iShares Russell 1000 Large-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $259,294,749 and 4.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	iShares S&P 500 Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
S&P 500 Stock Index Master Portfolio of Master Investment Portfolio	$12,064,113,109
Total Investments (Cost — $8,597,497,849) — 100.2%	12,064,113,109
Liabilities in Excess of Other Assets — (0.2)%	(25,271,162)

Net Assets — 100.0%	$12,038,841,947

iShares S&P 500 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Stock Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $12,064,113,109 and 92.8%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	iShares U.S. Aggregate Bond Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
U.S. Total Bond Index Master Portfolio of Master Investment Portfolio	$955,923,805
Total Investments (Cost — $949,425,459) — 100.0%	955,923,805
Liabilities in Excess of Other Assets — (0.0)%	(232,630)

Net Assets — 100.0%	$955,691,175

iShares U.S. Aggregate Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $955,923,805 and 20.5%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
Aerojet Rocketdyne Holdings, Inc. (a)	4,902	$171,619
Boeing Co.	11,211	2,850,202
Curtiss-Wright Corp.	14,558	1,521,998
DigitalGlobe, Inc. (a)	3,433	121,013
Engility Holdings, Inc. (a)	11,080	384,254
HEICO Corp.	111	9,969
HEICO Corp., Class A	219	16,688
Hexcel Corp.	408	23,427
Orbital ATK, Inc.	261	34,755
Raytheon Co.	9,044	1,687,430
Spirit Aerosystems Holdings, Inc., Class A	551	42,824
Teledyne Technologies, Inc. (a)	159	25,310
United Technologies Corp.	1,593	184,915

		7,074,404
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	991	59,321
FedEx Corp.	2,627	592,599
Radiant Logistics, Inc. (a)	33,619	178,522
Sinotrans Ltd., Class H	682,999	347,875
United Parcel Service, Inc., Class B	5,636	676,947
XPO Logistics, Inc. (a)(b)	3,409	231,062

		2,086,326
Airlines — 0.4%
Aeroflot — Russian Airlines OJSC	204,399	653,398
Alaska Air Group, Inc.	549	41,872
American Airlines Group, Inc. (b)	2,960	140,571
Copa Holdings SA, Class A	142	17,683
Delta Air Lines, Inc.	5,837	281,460
Hawaiian Holdings, Inc. (a)	15,281	573,839
JetBlue Airways Corp. (a)	1,522	28,203
Southwest Airlines Co.	1,180	66,056
Spirit Airlines, Inc. (a)	316	10,558
United Continental Holdings, Inc. (a)	468	28,492

		1,842,132
Auto Components — 1.1%
Adient PLC	429	36,032
Allison Transmission Holdings, Inc. (b)	609	22,856
Autoliv, Inc.	1,725	213,210
BorgWarner, Inc. (b)	34,259	1,755,140
Delphi Automotive PLC	7,362	724,421
Gentex Corp.	1,288	25,502
Goodyear Tire & Rubber Co. (b)	2,949	98,054
Johnson Controls International PLC	3,229	130,097
Lear Corp.	3,592	621,703
Stoneridge, Inc. (a)	709	14,045
Tenneco, Inc.	20,396	1,237,425

Common Stocks	Shares	Value
Auto Components (continued)
Tower International, Inc.	28,113	$764,701
Visteon Corp. (a)	143	17,699

		5,660,885
Automobiles — 0.9%
Ford Motor Co.	6,307	75,495
Ford Otomotiv Sanayi	29,575	378,471
Geely Automobile Holdings Ltd.	279,999	795,119
General Motors Co.	1,315	53,100
Hero MotoCorp Ltd.	5,280	305,589
Mahindra & Mahindra Ltd.	23,973	460,909
Maruti Suzuki India Ltd.	2,527	309,192
Tata Motors Ltd. (a)	39,209	241,647
Tata Motors Ltd. — ADR (a)	36,778	1,150,048
Tesla, Inc. (a)	397	135,417
Thor Industries, Inc.	3,261	410,592

		4,315,579
Banks — 8.4%
Akbank TAS	320,169	844,944
Associated Banc-Corp	689	16,708
Banco Bradesco SA — ADR	110,222	1,220,159
Banco do Brasil SA	7,950	87,604
Bank of America Corp.	137,749	3,490,560
Bank of Hawaii Corp. (b)	192	16,005
Bank of the Ozarks, Inc.	7,575	363,979
BankUnited, Inc.	474	16,860
Banner Corp.	9,365	573,887
BB&T Corp.	847	39,758
BOK Financial Corp.	114	10,155
Boston Private Financial Holdings, Inc.	3,426	56,700
Cadence BanCorp (a)(b)	11,250	257,850
Capital Bank Financial Corp., Class A	10,949	449,456
Capital City Bank Group, Inc.	4,138	99,353
Carolina Financial Corp.	2,329	83,565
Cathay General Bancorp	20,077	807,095
Central Pacific Financial Corp.	28,806	926,977
China Construction Bank Corp., Class H	3,141,999	2,624,989
China Merchants Bank Co., Class H	218,500	773,720
China Minsheng Banking Corp. Ltd., Class H	149,500	137,695
CIMB Group Holdings Bhd	419,900	627,284
CIT Group, Inc.	556	27,272
Citigroup, Inc.	20,076	1,460,328
Citizens Financial Group, Inc.	39,557	1,498,024
Columbia Banking System, Inc. (b)	7,768	327,111
Comerica, Inc.	118	8,999
Commerce Bancshares, Inc.	407	23,512

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Banks (continued)
CTBC Financial Holding Co. Ltd.	3,919,999	$2,460,581
Cullen/Frost Bankers, Inc.	259	24,584
Dubai Islamic Bank PJSC	32,718	53,936
Eagle Bancorp, Inc. (a)	5,409	362,673
Fifth Third Bancorp	552	15,445
First BanCorp, Puerto Rico (a)	18,265	93,517
First Connecticut Bancorp, Inc. (b)	7,694	205,815
First Financial Northwest, Inc.	7,027	119,389
First Hawaiian, Inc.	242	7,330
First Horizon National Corp.	42,237	808,839
First Interstate Bancsystem, Inc., Class A	9,745	372,746
First Merchants Corp.	21,465	921,492
First Midwest Bancorp, Inc.	17,109	400,693
FNB Corp.	1,464	20,540
Glacier Bancorp, Inc. (b)	22,929	865,799
Hana Financial Group, Inc.	10,846	449,965
HDFC Bank Ltd.	5,434	150,429
HDFC Bank Ltd. — ADR	9,219	888,435
Home BancShares, Inc. (b)	30,210	761,896
Independent Bank Corp.	10,764	243,805
IndusInd Bank Ltd.	24,682	636,473
Itau Unibanco Holding SA, Preference Shares — ADR	131,237	1,797,947
JPMorgan Chase & Co.	23,597	2,253,750
Lakeland Financial Corp. (b)	3,207	156,245
Macatawa Bank Corp.	2,413	24,757
Malayan Banking Bhd	212,200	479,265
Mercantile Bank Corp. (b)	889	31,026
MutualFirst Financial, Inc.	343	13,188
National Bank Holdings Corp., Class A (b)	5,140	183,447
OTP Bank PLC	2,322	87,172
PacWest Bancorp	549	27,730
Pinnacle Financial Partners, Inc.	331	22,160
Popular, Inc.	458	16,461
Prosperity Bancshares, Inc.	302	19,850
QCR Holdings, Inc.	2,141	97,416
Regions Financial Corp.	2,189	33,339
Republic Bancorp, Inc., Class A	1,720	66,891
Sandy Spring Bancorp, Inc.	9,237	382,781
Seacoast Banking Corp. of Florida (a)	13,277	317,188
Shinhan Financial Group Co. Ltd.	7,193	317,918
Sierra Bancorp	1,375	37,331
South State Corp. (b)	7,601	684,470
Standard Bank Group Ltd.	61,880	721,925
SunTrust Banks, Inc.	1,068	63,834
Synovus Financial Corp.	33,655	1,550,149
TCF Financial Corp.	722	12,303
Thanachart Capital PCL	140,400	205,428
Turkiye Is Bankasi, Class C	641,022	1,219,705
U.S. Bancorp	5,170	277,060

Common Stocks	Shares	Value
Banks (continued)
Union Bankshares Corp. (b)	13,737	$484,916
United Community Banks, Inc.	32,043	914,507
Webster Financial Corp.	790	41,515
Wells Fargo & Co.	19,135	1,055,295
Western Alliance Bancorp (a)	444	23,568
Wintrust Financial Corp.	18,712	1,465,337

		41,820,805
Beverages — 0.8%
Brown-Forman Corp., Class A	247	13,755
Brown-Forman Corp., Class B	602	32,689
Coca-Cola Co.	29,813	1,341,928
Coca-Cola European Partners PLC	9,209	383,278
Constellation Brands, Inc., Class A	55	10,970
Dr. Pepper Snapple Group, Inc.	10,073	891,247
Molson Coors Brewing Co., Class B	3,831	312,763
PepsiCo, Inc.	9,027	1,005,879

		3,992,509
Biotechnology — 3.1%
AbbVie, Inc.	17,210	1,529,281
ACADIA Pharmaceuticals, Inc. (a)	439	16,537
Agios Pharmaceuticals, Inc. (a)	189	12,616
Akebia Therapeutics, Inc. (a)	8,215	161,589
Alder Biopharmaceuticals, Inc. (a)	5,728	70,168
Alexion Pharmaceuticals, Inc. (a)	1,056	148,146
Alnylam Pharmaceuticals, Inc. (a)	365	42,884
AMAG Pharmaceuticals, Inc. (a)	1,913	35,295
Amgen, Inc.	11,406	2,126,649
Applied Genetic Technologies Corp. (a)	7,310	28,874
AquaBounty Technologies, Inc. (a)	3	21
Array BioPharma, Inc. (a)	8,816	108,437
BioCryst Pharmaceuticals, Inc. (a)(b)	8,171	42,816
Biogen, Inc. (a)	956	299,343
Bioverativ, Inc. (a)	494	28,193
Bluebird Bio, Inc. (a)(b)	1,270	174,434
Calithera Biosciences, Inc. (a)	5,265	82,924
Cascadian Therapeutics, Inc. (a)	7,385	30,205
Celgene Corp. (a)	18,343	2,674,776
ChemoCentryx, Inc. (a)	22,377	166,037
China Biologic Products Holdings, Inc. (a)(b)	549	50,656
Clovis Oncology, Inc. (a)	389	32,054
Conatus Pharmaceuticals, Inc. (a)	4,184	22,970
CytomX Therapeutics, Inc. (a)	14,715	267,372
Emergent Biosolutions, Inc. (a)	6,972	282,017
Exact Sciences Corp. (a)(b)	2,898	136,554
Exelixis, Inc. (a)	8,764	212,352
FibroGen, Inc. (a)	8,075	434,435
Genomic Health, Inc. (a)	7,911	253,864
Gilead Sciences, Inc.	31,237	2,530,903
Green Cross Corp.	262	45,974
Halozyme Therapeutics, Inc. (a)	8,141	141,409

2	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Biotechnology (continued)
Immune Design Corp. (a)(b)	12,829	$132,780
Incyte Corp. (a)	173	20,196
Intellia Therapeutics, Inc. (a)(b)	7,539	187,344
Intercept Pharmaceuticals, Inc. (a)	81	4,701
Intrexon Corp. (a)(b)	274	5,209
Invitae Corp. (a)	4,328	40,553
Ionis Pharmaceuticals, Inc. (a)	563	28,544
Ironwood Pharmaceuticals, Inc. (a)(b)	21,551	339,859
Jounce Therapeutics, Inc. (a)	3,524	54,904
Juno Therapeutics, Inc. (a)	289	12,964
Kite Pharma, Inc. (a)	1,860	334,447
Ligand Pharmaceuticals, Inc. (a)	1,950	265,492
Mersana Therapeutics, Inc. (a)(b)	399	6,899
MiMedx Group, Inc. (a)	22,261	264,461
Myriad Genetics, Inc. (a)	5,627	203,585
Neurocrine Biosciences, Inc. (a)	398	24,389
OPKO Health, Inc. (a)(b)	1,506	10,331
PDL BioPharma, Inc. (a)	9,000	30,510
Pfenex, Inc. (a)	29,706	89,715
Puma Biotechnology, Inc. (a)	65	7,784
Ra Pharmaceuticals, Inc. (a)	1,954	28,528
Recro Pharma, Inc. (a)	19,622	176,206
Retrophin, Inc. (a)	10,913	271,625
Sangamo Therapeutics, Inc. (a)	6,546	98,190
Spectrum Pharmaceuticals, Inc. (a)	4,457	62,710
Vanda Pharmaceuticals, Inc. (a)	14,526	260,015
Versartis, Inc. (a)	2,935	7,191
Vertex Pharmaceuticals, Inc. (a)	1,209	183,816
Xencor, Inc. (a)	6,563	150,424

		15,493,157
Building Products — 0.7%
AO Smith Corp.	801	47,603
Apogee Enterprises, Inc. (b)	4,712	227,401
Armstrong World Industries, Inc. (a)	200	10,250
Builders FirstSource, Inc. (a)	11,200	201,488
Griffon Corp.	4,990	110,778
Masco Corp.	34,764	1,356,183
Owens Corning	506	39,139
Ply Gem Holdings, Inc. (a)	18,912	322,467
Universal Forest Products, Inc.	11,446	1,123,539
USG Corp. (a)	394	12,864

		3,451,712
Capital Markets — 1.3%
Ameriprise Financial, Inc.	1,003	148,955
Bank of New York Mellon Corp.	7,491	397,173
BGC Partners, Inc., Class A (b)	9,044	130,867
Charles Schwab Corp.	3,429	149,984
CME Group, Inc.	3,695	501,338
Evercore, Inc., Class A (b)	14,701	1,179,755
Franklin Resources, Inc.	15,482	689,104
Gain Capital Holdings, Inc. (b)	6,734	43,030

Common Stocks	Shares	Value
Capital Markets (continued)
Goldman Sachs Group, Inc.	1,777	$421,487
Houlihan Lokey, Inc.	10,581	414,034
Invesco Ltd.	5,768	202,111
Lazard Ltd., Class A	546	24,690
Legg Mason, Inc.	382	15,016
LPL Financial Holdings, Inc.	402	20,731
Moelis & Co., Class A	19,741	849,893
Morgan Stanley	4,615	222,305
Northern Trust Corp. (b)	1,004	92,298
OM Asset Management PLC	28,065	418,745
Raymond James Financial, Inc.	471	39,719
SEI Investments Co.	827	50,497
State Street Corp.	3,223	307,925
TD Ameritrade Holding Corp.	107	5,222

		6,324,879
Chemicals — 2.5%
AdvanSix, Inc. (a)	5,445	216,439
Air Products & Chemicals, Inc.	4,062	614,256
Ashland Global Holdings, Inc.	282	18,440
Axalta Coating Systems Ltd. (a)	8,247	238,503
Cabot Corp.	324	18,079
Celanese Corp., Series A	3,557	370,888
Chemours Co.	843	42,664
DowDuPont, Inc.	17,900	1,239,217
Eastman Chemical Co.	16,755	1,516,160
Ecolab, Inc.	3,582	460,681
Ferro Corp. (a)	1,600	35,680
FMC Corp.	2,204	196,839
Hanwha Chemical Corp.	7,575	215,527
Hanwha Corp.	13,410	516,929
Huntsman Corp.	916	25,117
Ingevity Corp. (a)	2,362	147,554
Innophos Holdings, Inc.	2,532	124,549
Innospec, Inc.	5,457	336,424
International Flavors & Fragrances, Inc.	3,481	497,470
Koppers Holdings, Inc. (a)	1,427	65,856
LyondellBasell Industries NV, Class A	4,046	400,756
Monsanto Co.	3,414	409,065
Mosaic Co.	7,577	163,587
Nan Ya Plastics Corp.	111,999	276,368
NewMarket Corp.	34	14,476
Olin Corp.	752	25,756
Platform Specialty Products Corp. (a)	1,008	11,239
PPG Industries, Inc.	5,447	591,871
Praxair, Inc.	3,800	531,012
PTT Global Chemical PCL — NVDR	999,199	2,309,499
Rayonier Advanced Materials, Inc.	5,655	77,474
RPM International, Inc.	598	30,701
Scotts Miracle-Gro Co., Class A (b)	200	19,468
Sensient Technologies Corp.	1,005	77,305

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Chemicals (continued)
Sinopec Shanghai Petrochemical Co. Ltd., — ADR (b)	1,047	$62,632
Sinopec Shanghai Petrochemical Co. Ltd., Class H	121,999	72,889
Stepan Co.	2,780	232,575
Valhi, Inc.	3,122	7,586
Valvoline, Inc.	933	21,879
Versum Materials, Inc.	495	19,216
Westlake Chemical Corp.	162	13,461
WR Grace & Co.	4,206	303,463

		12,569,550
Commercial Services & Supplies — 0.6%
ACCO Brands Corp. (a)	23,974	285,302
ARC Document Solutions, Inc. (a)	40,687	166,414
Brink’s Co.	10,878	916,471
Ceco Environmental Corp.	12,027	101,748
Clean Harbors, Inc. (a)	239	13,551
Copart, Inc. (a)	905	31,105
InnerWorkings, Inc. (a)	20,186	227,093
KAR Auction Services, Inc.	625	29,838
Kimball International, Inc., Class B	13,806	272,945
Novus Holdings, Ltd.	1,992	955
Pitney Bowes, Inc.	847	11,866
Quad/Graphics, Inc. (b)	6,859	155,082
Steelcase, Inc., Class A	22,908	352,783
Tetra Tech, Inc.	4,943	230,097
Waste Management, Inc.	810	63,399

		2,858,649
Communications Equipment — 0.7%
ARRIS International PLC (a)	808	23,020
Black Box Corp.	19,899	64,672
Brocade Communications Systems, Inc.	1,851	22,119
BYD Electronic International Co. Ltd.	48,499	143,719
Ciena Corp. (a)	11,805	259,356
Cisco Systems, Inc.	39,693	1,334,909
EchoStar Corp., Class A (a)	215	12,304
Extreme Networks, Inc. (a)	14,017	166,662
F5 Networks, Inc. (a)	893	107,660
InterDigital, Inc. (b)	12,442	917,597
Juniper Networks, Inc.	4,738	131,859
Motorola Solutions, Inc.	1,502	127,475
NETGEAR, Inc. (a)	448	21,325
Palo Alto Networks, Inc. (a)	579	83,434
Tessco Technologies, Inc.	73	909
Ubiquiti Networks, Inc. (a)(b)	1,101	61,678

		3,478,698
Construction & Engineering — 1.0%
AECOM (a)	708	26,061
Argan, Inc.	1,468	98,723

Common Stocks	Shares	Value
Construction & Engineering (continued)
China Communications Construction Co. Ltd., Class H	305,999	$383,792
China Railway Construction Corp. Ltd., Class H	485,999	618,218
China Railway Group Ltd., Class H	2,327,999	1,934,343
Comfort Systems USA, Inc.	10,281	367,032
Hyundai Development Co-Engineering & Construction	14,915	466,269
MasTec, Inc. (a)	12,935	600,184
Metallurgical Corp. of China Ltd.	195,000	64,401
MYR Group, Inc. (a)(b)	498	14,512
Quanta Services, Inc. (a)	674	25,187
Tekfen Holding	93,753	308,129

		4,906,851
Construction Materials — 0.3%
ACC Ltd.	2,011	51,059
Eagle Materials, Inc.	214	22,834
Grasim Industries Ltd.	47,239	821,304
Siam Cement PCL — NVDR	24,499	367,661
Summit Materials, Inc., Class A (a)	6,571	210,469
UltraTech Cement Ltd.	1,561	92,174

		1,565,501
Consumer Discretionary — 0.1%
SP Plus Corp. (a)	6,561	259,239
Consumer Finance — 0.2%
American Express Co.	2,364	213,847
Capital One Financial Corp.	268	22,689
Credit Acceptance Corp. (a)(b)	51	14,289
Elevate Credit, Inc. (a)	21,385	130,668
Enova International, Inc. (a)	22,380	301,024
Green Dot Corp., Class A (a)	9,240	458,119
Navient Corp.	1,125	16,898
OneMain Holdings, Inc. (a)(b)	242	6,822
Reliance Home Finance, Ltd. (a)	18,117	27,556
Santander Consumer USA Holdings, Inc. (a)	673	10,344
SLM Corp. (a)	1,966	22,550
Synchrony Financial	663	20,586

		1,245,392
Containers & Packaging — 0.2%
Aptargroup, Inc.	279	24,080
Ardagh Group SA	84	1,798
Bemis Co., Inc.	412	18,775
Berry Global Group, Inc. (a)	591	33,480
Graphic Packaging Holding Co.	1,408	19,656
Owens-Illinois, Inc. (a)	740	18,618
Silgan Holdings, Inc.	337	9,918
Sonoco Products Co.	446	22,501

4	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Containers & Packaging (continued)
WestRock Co.	12,341	$700,162

		848,988
Distributors — 0.0%
Pool Corp.	181	19,795
Diversified Consumer Services — 0.3%
Bridgepoint Education, Inc. (a)	9,354	89,808
Bright Horizons Family Solutions, Inc. (a)	230	19,828
Capella Education Co.	2,415	169,412
Graham Holdings Co., Class B	20	11,702
Grand Canyon Education, Inc. (a)	7,899	717,387
H&R Block, Inc. (b)	18,343	485,749
Service Corp. International	829	28,601
ServiceMaster Global Holdings, Inc. (a)	613	28,646
Weight Watchers International, Inc. (a)	1,962	85,445

		1,636,578
Diversified Financial Services — 2.1%
Aditya Birla Capital, Ltd. (a)	25,153	70,757
Ayala Corp.	121,939	2,330,384
Berkshire Hathaway, Inc., Class B (a)	12,586	2,307,266
FactSet Research Systems, Inc.	176	31,699
Fubon Financial Holding Co. Ltd.	278,999	436,013
Interactive Brokers Group, Inc., Class A	316	14,233
Intercontinental Exchange, Inc.	25,763	1,769,918
Kotak Mahindra Bank Ltd.	49,580	761,715
MarketAxess Holdings, Inc.	167	30,813
Moody’s Corp.	2,127	296,100
Morningstar, Inc.	86	7,309
Nasdaq, Inc.	485	37,621
Power Finance Corp. Ltd.	53,581	100,184
S&P Global, Inc.	13,950	2,180,524

		10,374,536
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	18,400	720,728
China Communications Services Corp. Ltd., Class H	1,109,999	573,083
China Telecom Corp. Ltd., Class H	1,895,999	975,470
Cogent Communications Holdings, Inc. (b)	29,130	1,424,457
Consolidated Communications Holdings, Inc.	1	13
Frontier Communications Corp.	—	3
Hellenic Telecommunications Organization SA	6,514	78,890
Level 3 Communications, Inc. (a)	1,582	84,305
LG Uplus Corp.	24,638	287,666

Common Stocks	Shares	Value
Diversified Telecommunication Services (continued)
Telekomunikasi Indonesia Persero Tbk PT	3,325,799	$1,156,645
Telekomunikasi Indonesia Persero Tbk PT — ADR	30,918	1,060,487
Telkom SA SOC Ltd.	28,331	124,069
Verizon Communications, Inc. (b)	13,440	665,146
Zayo Group Holdings, Inc. (a)	976	33,594

		7,184,556
Electric Utilities — 0.8%
American Electric Power Co., Inc.	2,406	168,997
Avangrid, Inc. (b)	257	12,187
Duke Energy Corp.	2,953	247,816
Edison International	1,404	108,347
Energa SA	22,910	84,218
Entergy Corp.	766	58,492
Eversource Energy	237	14,324
Exelon Corp.	4,162	156,783
FirstEnergy Corp.	2,435	75,071
Great Plains Energy, Inc.	983	29,785
Hawaiian Electric Industries, Inc.	492	16,418
NextEra Energy, Inc.	2,135	312,884
Pinnacle West Capital Corp.	272	23,000
Portland General Electric Co.	21,224	968,663
PPL Corp.	1,814	68,841
Southern Co.	1,690	83,047
Westar Energy, Inc.	27,144	1,346,392
Xcel Energy, Inc. (b)	4,671	221,032

		3,996,297
Electrical Equipment — 0.8%
AMETEK, Inc.	725	47,879
Eaton Corp. PLC	3,912	300,402
Emerson Electric Co.	3,359	211,080
Hubbell, Inc.	11,781	1,366,948
LS Corp.	1,698	117,162
Regal-Beloit Corp.	203	16,037
Rockwell Automation, Inc. (b)	10,004	1,782,991

		3,842,499
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	5,460	462,134
Avnet, Inc.	1,233	48,457
AVX Corp.	1,548	28,220
Benchmark Electronics, Inc. (a)	9,653	329,650
CDW Corp.	8,579	566,214
Cognex Corp.	378	41,686
Coherent, Inc. (a)	111	26,104
Control4 Corp. (a)	3,588	105,703
Dolby Laboratories, Inc., Class A	12,116	696,912
Electro Scientific Industries, Inc. (a)(b)	5,230	72,802

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Fitbit, Inc., Series A (a)	17,465	$121,556
Flex Ltd. (a)	21,585	357,663
FLIR Systems, Inc.	9,059	352,486
Hon Hai Precision Industry Co. Ltd.	512,999	1,781,600
Hon Hai Precision Industry Co. Ltd. — GDR	36,965	258,762
Insight Enterprises, Inc. (a)	13,296	610,552
IPG Photonics Corp. (a)	164	30,350
Jabil, Inc.	798	22,783
KEMET Corp. (a)	17,294	365,422
Keysight Technologies, Inc. (a)	842	35,078
LG Display Co. Ltd.	2,640	70,721
National Instruments Corp.	485	20,452
Novanta, Inc. (a)	180	7,848
PC Connection, Inc. (b)	4,663	131,450
PCM, Inc. (a)	4,968	69,552
Redington India Ltd.	39,958	95,614
Rogers Corp. (a)	1,356	180,728
Sanmina Corp. (a)	14,744	547,740
SYNNEX Corp.	6,646	840,785
TE Connectivity Ltd.	4,502	373,936
Trimble, Inc. (a)	412	16,171
Universal Display Corp.	189	24,353
Vishay Intertechnology, Inc. (b)	16,478	309,786
Zebra Technologies Corp., Class A (a)	4,922	534,431

		9,537,701
Energy Equipment & Services — 0.6%
Archrock, Inc. (b)	36,431	457,222
Baker Hughes a GE Co.	1,939	71,006
C&J Energy Services, Inc. (a)	8,799	263,706
Core Laboratories NV	358	35,335
Diamond Offshore Drilling, Inc. (a)(b)	11,506	166,837
Exterran Corp. (a)	11,786	372,555
Fairmount Santrol Holdings, Inc. (a)(b)	4,911	23,474
Halliburton Co.	2,058	94,730
Keane Group, Inc. (a)(b)	4,065	67,804
Mammoth Energy Services, Inc. (a)(b)	8,895	149,970
Nabors Industries Ltd.	1,258	10,152
National Oilwell Varco, Inc.	4,659	166,466
NCS Multistage Holdings, Inc. (a)	924	22,250
Noble Corp. PLC (a)	36,111	166,111
Oceaneering International, Inc.	447	11,743
Patterson-UTI Energy, Inc.	949	19,872
Pioneer Energy Services Corp. (a)	36,113	92,091
RPC, Inc. (b)	266	6,594
Schlumberger Ltd.	7,664	534,641
Select Energy Services, Inc., Class A (a)	2,831	45,069

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Solaris Oilfield Infrastructure, Inc., Class A (a)	2,161	$37,666
Superior Energy Services, Inc. (a)(b)	1,918	20,484
TechnipFMC PLC (a)	2,134	59,581
TETRA Technologies, Inc. (a)	23,981	68,586
Transocean Ltd. (a)(b)	1,788	19,239

		2,983,184
Food & Staples Retailing — 0.8%
Bid Corp. Ltd.	17,291	388,126
BIM Birlesik Magazalar AS	1,053	21,955
Casey’s General Stores, Inc.	174	19,044
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR (a)	8,764	207,444
Costco Wholesale Corp. (b)	7,342	1,206,217
CVS Health Corp.	1,429	116,206
Diplomat Pharmacy, Inc. (a)	15,637	323,842
Performance Food Group Co. (a)	19,571	552,909
Rite Aid Corp. (a)	4,786	9,381
Sprouts Farmers Market, Inc. (a)	605	11,356
U.S. Foods Holding Corp. (a)	793	21,173
Wal-Mart de Mexico SAB de CV	179,258	410,494
Wal-Mart Stores, Inc.	8,164	637,935

		3,926,082
Food Products — 1.7%
Archer-Daniels-Midland Co.	39,690	1,687,264
Blue Buffalo Pet Products, Inc. (a)	426	12,077
Bunge Ltd.	13,073	908,051
Calavo Growers, Inc.	168	12,298
Dean Foods Co.	37,511	408,120
Flowers Foods, Inc.	804	15,123
General Mills, Inc.	2,207	114,234
Hain Celestial Group, Inc. (a)	463	19,053
Hershey Co.	3,667	400,326
Ingredion, Inc.	3,552	428,513
JBS SA	400,546	1,074,988
Kellogg Co.	6,568	409,646
Kraft Heinz Co.	4,300	333,465
Lamb Weston Holdings, Inc.	668	31,323
McCormick & Co., Inc.	1,080	110,851
Mondelez International, Inc., Class A	16,527	671,988
Orion Holdings Corp.	1,668	33,116
Pilgrim’s Pride Corp. (a)(b)	11,485	326,289
Pinnacle Foods, Inc.	539	30,815
Post Holdings, Inc. (a)	296	26,128
Sanderson Farms, Inc. (b)	140	22,613
TreeHouse Foods, Inc. (a)	251	17,000
Tyson Foods, Inc., Class A	120	8,454

6	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Food Products (continued)
Uni-President Enterprises Corp.	540,999	$1,134,336

		8,236,071
Gas Utilities — 0.3%
Indraprastha Gas, Ltd.	2,126	47,962
National Fuel Gas Co. (b)	366	20,719
ONE Gas, Inc.	3,440	253,395
Southwest Gas Holdings, Inc.	12,278	953,096
UGI Corp.	398	18,650

		1,293,822
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	1,582	84,415
ABIOMED, Inc. (a)	187	31,528
Accuray, Inc. (a)	22,241	88,968
Alere, Inc. (a)(b)	732	37,325
AtriCure, Inc. (a)	9,222	206,296
Baxter International, Inc.	31,987	2,007,247
Becton Dickinson & Co.	894	175,179
Boston Scientific Corp. (a)	5,105	148,913
C.R. Bard, Inc.	717	229,798
Cantel Medical Corp.	3,874	364,815
Cooper Cos., Inc.	279	66,154
Cutera, Inc. (a)	12,766	527,874
Danaher Corp.	3,367	288,821
Edwards Lifesciences Corp. (a)	10,188	1,113,650
Exactech, Inc. (a)	3,989	131,438
Globus Medical, Inc., Class A (a)	9,694	288,106
Hill-Rom Holdings, Inc.	300	22,200
IDEXX Laboratories, Inc. (a)	7,193	1,118,440
Inogen, Inc. (a)	2,466	234,517
K2M Group Holdings, Inc. (a)(b)	730	15,483
LeMaitre Vascular, Inc.	4,520	169,138
Masimo Corp. (a)	18,456	1,597,551
Medtronic PLC	5,115	397,794
Merit Medical Systems, Inc. (a)	1,999	84,658
SeaSpine Holdings Corp. (a)	7,067	79,292
STERIS PLC	381	33,680
Stryker Corp.	123	17,468
SurModics, Inc. (a)	923	28,613
Teleflex, Inc.	171	41,377
Varian Medical Systems, Inc. (a)	1,213	121,373
Veracyte, Inc. (a)	4,376	38,377
West Pharmaceutical Services, Inc.	334	32,151
Wright Medical Group NV (a)	13,183	341,044
Zimmer Biomet Holdings, Inc.	507	59,365

		10,223,048
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc. (a)	358	17,098
Aetna, Inc.	1,069	169,982

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
AmerisourceBergen Corp. (b)	2,447	$202,489
Anthem, Inc.	844	160,259
Brookdale Senior Living, Inc. (a)	841	8,915
Chemed Corp.	950	191,947
Cigna Corp.	879	164,320
Ensign Group, Inc. (b)	1	23
Five Star Senior Living, Inc. (a)	6,221	9,642
Fleury SA	22,800	212,152
HCA Healthcare, Inc. (a)	253	20,136
Humana, Inc.	7,139	1,739,275
LHC Group, Inc. (a)	12,698	900,542
LifePoint Health, Inc. (a)	170	9,843
McKesson Corp.	4,960	761,906
Premier, Inc., Class A (a)	233	7,589
Providence Service Corp. (a)	3,884	210,047
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	47,399	116,131
Sinopharm Group Co. Ltd., Class H	44,799	198,441
UnitedHealth Group, Inc. (b)	12,547	2,457,330
WellCare Health Plans, Inc. (a)	203	34,863

		7,592,930
Health Care Technology — 0.4%
athenahealth, Inc. (a)	180	22,385
Medidata Solutions, Inc. (a)(b)	12,963	1,011,970
Quality Systems, Inc. (a)(b)	28,719	451,765
Veeva Systems, Inc., Class A (a)	9,270	522,921

		2,009,041
Hotels, Restaurants & Leisure — 1.5%
Bloomin’ Brands, Inc.	21,452	377,555
Caesars Entertainment Corp. (a)(b)	24,167	322,643
Carnival Corp.	15,702	1,013,878
Century Casinos, Inc. (a)	20,937	171,893
Cheesecake Factory, Inc. (b)	10,217	430,340
China Travel International Investment Hong Kong Ltd.	271,999	99,679
Choice Hotels International, Inc.	5,191	331,705
Dunkin’ Brands Group, Inc.	412	21,869
Extended Stay America, Inc.	10,496	209,920
Genting Bhd	232,699	526,666
Hilton Grand Vacations, Inc. (a)	314	12,130
Hyatt Hotels Corp., Class A (a)	211	13,038
International Game Technology PLC	14,698	360,836
McDonald’s Corp. (b)	14,279	2,237,234
Monarch Casino & Resort, Inc. (a)	5,124	202,552
Papa John’s International, Inc. (b)	2,771	202,477
Pinnacle Entertainment, Inc. (a)	6,920	147,465
Royal Caribbean Cruises Ltd.	298	35,325
Ruth’s Hospitality Group, Inc.	14,003	293,363
Six Flags Entertainment Corp. (b)	307	18,708
Starbucks Corp.	1,065	57,201
Texas Roadhouse, Inc.	2,775	136,363

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wendy’s Co. (b)	839	$13,030
Yum China Holdings, Inc. (a)	1,684	67,309

		7,303,179
Household Durables — 0.9%
Arcelik AS	55	351
Beazer Homes USA, Inc. (a)	17,004	318,655
CalAtlantic Group, Inc. (b)	368	13,480
Century Communities, Inc. (a)	19,773	488,403
GoPro, Inc., Class A (a)(b)	11,488	126,483
Haier Electronics Group Co. Ltd.	91,999	225,179
iRobot Corp. (a)(b)	3,522	271,405
Lennar Corp., Class B	45	2,029
LG Electronics, Inc.	23,732	1,713,957
Lifetime Brands, Inc.	649	11,877
M/I Homes, Inc. (a)	2,969	79,361
Taylor Morrison Home Corp., Class A (a)	35,490	782,576
Tempur Sealy International, Inc. (a)	211	13,614
Tupperware Brands Corp.	230	14,218
Whirlpool Corp.	262	48,323
William Lyon Homes, Class A (a)	7,467	171,666

		4,281,577
Household Products — 1.2%
Central Garden & Pet Co. (a)	5,112	198,550
Colgate-Palmolive Co.	13,499	983,402
Energizer Holdings, Inc. (b)	278	12,802
Hindustan Unilever Ltd.	131,948	2,373,637
Procter & Gamble Co.	20,770	1,889,654
Unilever Indonesia Tbk PT	97,699	355,250

		5,813,295
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	33,469	368,840
Atlantic Power Corp. (a)	19,462	47,682
Calpine Corp. (a)	1,639	24,175
Glow Energy PCL — NVDR	149,199	399,283
NRG Energy, Inc.	1,365	34,930
NRG Yield, Inc., Class A	17,239	327,024
Ormat Technologies, Inc.	302	18,437
Pattern Energy Group, Inc. (b)	3,575	86,158
Vistra Energy Corp.	1,100	20,559

		1,327,088
Industrial Conglomerates — 0.7%
3M Co.	9,135	1,917,436
Alliance Global Group, Inc.	622,799	196,650
BWX Technologies, Inc.	427	23,921
Carlisle Cos., Inc. (b)	283	28,382
General Electric Co.	23,870	577,177
Honeywell International, Inc.	2,389	338,617
KOC Holding AS	36,333	166,676

Common Stocks	Shares	Value
Industrial Conglomerates (continued)
Seaboard Corp.	1	$4,505
Shanghai Industrial Holdings Ltd.	46,999	142,689

		3,396,053
Insurance — 3.6%
Aflac, Inc.	8,288	674,560
Allstate Corp.	2,157	198,250
American International Group, Inc.	11,925	732,076
American National Insurance Co.	33	3,897
Aon PLC	5,026	734,299
Argo Group International Holdings Ltd.	5,791	356,147
Arthur J Gallagher & Co.	842	51,825
Aspen Insurance Holdings Ltd.	270	10,908
Assurant, Inc.	925	88,356
Assured Guaranty Ltd.	536	20,234
Athene Holding Ltd., Class A (a)	2,399	129,162
Baldwin & Lyons, Inc., Class B	6,759	152,415
Brighthouse Financial, Inc. (a)	518	31,494
Brown & Brown, Inc.	535	25,782
Cathay Financial Holding Co. Ltd.	237,000	377,683
CNA Financial Corp.	123	6,181
Erie Indemnity Co., Class A	112	13,504
Everest Re Group Ltd.	173	39,511
First American Financial Corp.	17,689	883,919
Hanover Insurance Group, Inc.	193	18,708
Hartford Financial Services Group, Inc.	1,425	78,988
Infinity Property & Casualty Corp.	5,279	497,282
James River Group Holdings Ltd.	19,701	817,198
Kinsale Capital Group, Inc.	1,336	57,675
Lincoln National Corp.	21,598	1,587,021
Marsh & McLennan Cos., Inc.	23,026	1,929,809
Mercury General Corp. (b)	124	7,030
MetLife, Inc.	8,288	430,562
Old Mutual PLC	360,917	935,262
Old Republic International Corp.	1,112	21,895
People’s Insurance Co. Group of China Ltd., Class H	520,999	233,810
Ping An Insurance Group Co. of China Ltd., Class H	307,499	2,375,255
Principal Financial Group, Inc.	309	19,881
ProAssurance Corp.	239	13,061
Progressive Corp.	1,255	60,767
Prudential Financial, Inc.	18,409	1,957,245
Reinsurance Group of America, Inc.	631	88,043
Sanlam Ltd.	25,229	126,039
Selective Insurance Group, Inc.	7,973	429,346
Travelers Cos., Inc.	1,463	179,247
Unum Group	3,104	158,708
Validus Holdings Ltd.	12,213	601,002
White Mountains Insurance Group Ltd.	20	17,140
Willis Towers Watson PLC	1,432	220,857

8	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Insurance (continued)
XL Group Ltd.	11,032	$435,212

		17,827,246
Internet & Direct Marketing Retail — 1.5%
Alibaba Group Holding Ltd. — ADR (a)(b)	24,213	4,182,000
Amazon.com, Inc. (a)	2,615	2,513,930
Expedia, Inc. (b)	1,960	282,122
Liberty Expedia Holdings, Inc., Class A (a)	246	13,065
Liberty Ventures, Series A (a)	363	20,891
Nutrisystem, Inc. (b)	3,270	182,793
Overstock.com, Inc. (a)	11,761	349,331
U.S. Auto Parts Network, Inc. (a)	241	697
Wayfair, Inc., Class A (a)	175	11,795

		7,556,624
Internet Software & Services — 5.0%
Alphabet, Inc., Class A (a)	2,966	2,888,054
Alphabet, Inc., Class C (a)	2,158	2,069,759
Appfolio, Inc., Class A (a)	2,033	97,482
Autohome, Inc. — ADR (a)(b)	11,538	693,203
AutoWeb, Inc. (a)	3,311	22,813
Baidu, Inc. — ADR (a)	7,922	1,962,200
Box, Inc., Class A (a)	16,636	321,408
Care.com, Inc. (a)	10,904	173,265
CommerceHub, Inc., Series A (a)	4,978	112,353
CommerceHub, Inc., Series C (a)	1,235	26,367
Cornerstone OnDemand, Inc. (a)	11,410	463,360
DHI Group, Inc. (a)	8,808	22,901
eBay, Inc. (a)	210	8,077
Endurance International Group Holdings, Inc. (a)	12,467	102,229
Facebook, Inc., Class A (a)	19,711	3,368,019
Five9, Inc. (a)	6,178	147,654
GoDaddy, Inc., Class A (a)	533	23,191
GrubHub, Inc. (a)(b)	925	48,710
IAC/InterActiveCorp (a)	318	37,390
Limelight Networks, Inc. (a)	19,980	79,321
LivePerson, Inc. (a)	2,389	32,371
LogMeIn, Inc.	236	25,972
Mail.ru Group Ltd. — GDR (a)	3,278	108,112
Match Group, Inc. (a)	166	3,850
MercadoLibre, Inc. (b)	420	108,751
NetEase, Inc. — ADR	5,189	1,368,910
New Relic, Inc. (a)(b)	1,273	63,395
NIC, Inc.	34,178	586,153
Nutanix, Inc., Class A (a)	2,978	66,677
Pandora Media, Inc. (a)(b)	1,027	7,908
SINA Corp. (a)	291	33,363
Sohu.com, Inc. (a)(b)	2,090	113,800
Telaria, Inc. (a)	25,765	112,335
Tencent Holdings Ltd.	140,499	6,142,755
VeriSign, Inc. (a)(b)	6,843	728,027

Common Stocks	Shares	Value
Internet Software & Services (continued)
Weibo Corp. — ADR (a)	3,656	$361,725
Yandex NV, Class A (a)	52,194	1,719,825
Yelp, Inc. (a)	4,317	186,926
YuMe, Inc. (b)	44,266	204,956
Zillow Group, Inc., Class A (a)	239	9,596

		24,653,163
IT Services — 3.3%
Accenture PLC, Class A	18,224	2,461,516
Amdocs Ltd.	663	42,644
Automatic Data Processing, Inc.	974	106,478
Black Knight Financial Services, Inc., Class A (a)	129	5,553
Booz Allen Hamilton Holding Corp.	667	24,939
Broadridge Financial Solutions, Inc.	8,711	704,023
Cardtronics PLC, Class A (a)	1,261	29,016
Conduent, Inc. (a)	863	13,523
Convergys Corp. (b)	26,424	684,117
CoreLogic, Inc. (a)	385	17,795
CSG Systems International, Inc.	19,793	793,699
CSRA, Inc.	738	23,815
DST Systems, Inc.	279	15,312
DXC Technology Co.	947	81,328
Euronet Worldwide, Inc. (a)	5,501	521,440
Everi Holdings, Inc. (a)	20,550	155,975
FleetCor Technologies, Inc. (a)	862	133,412
Forrester Research, Inc.	515	21,553
Genpact Ltd.	77,919	2,240,200
Hackett Group, Inc.	27,219	413,457
HCL Technologies Ltd.	6,188	82,926
International Business Machines Corp.	11,999	1,740,815
Mantech International Corp., Class A	5,194	229,315
Mastercard, Inc., Class A	21,535	3,040,742
PayPal Holdings, Inc. (a)	2,161	138,369
SK Holdings Co. Ltd.	645	162,671
Square, Inc., Class A (a)	1,109	31,950
Tata Consultancy Services Ltd.	7,957	297,104
Tech Mahindra Ltd.	59,254	415,715
Teradata Corp. (a)	574	19,395
Total System Services, Inc.	1,407	92,159
Travelport Worldwide Ltd.	11,134	174,804
Unisys Corp. (a)	20,906	177,701
Visa, Inc., Class A (b)	7,022	738,995
Western Union Co.	14,796	284,083
WEX, Inc. (a)	178	19,975

		16,136,514
Leisure Products — 0.5%
Brunswick Corp.	405	22,668
Hasbro, Inc.	15,445	1,508,513
Malibu Boats, Inc. (a)(b)	20,144	637,388

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017	9

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Leisure Products (continued)
MCBC Holdings, Inc. (a)(b)	16,987	$346,215

		2,514,784
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	2,769	177,770
Bio-Rad Laboratories, Inc., Class A (a)	95	21,111
Bio-Techne Corp.	168	20,310
Bruker Corp.	475	14,131
Cambrex Corp. (a)	5,873	323,015
Charles River Laboratories International, Inc. (a)	214	23,116
Enzo Biochem, Inc. (a)	21,106	220,990
Harvard Bioscience, Inc. (a)	20,249	75,938
Illumina, Inc. (a)	427	85,058
INC Research Holdings, Inc., Class A (a)	6,350	332,105
Luminex Corp.	12,871	261,667
Mettler-Toledo International, Inc. (a)	382	239,193
NanoString Technologies, Inc. (a)	6,880	111,181
PAREXEL International Corp. (a)	2,910	256,313
Patheon NV (a)	154	5,390
PerkinElmer, Inc.	499	34,416
PRA Health Sciences, Inc. (a)	5,630	428,837
QIAGEN NV (a)	1,031	32,477
Quintiles IMS Holdings, Inc. (a)	73	6,940
Thermo Fisher Scientific, Inc.	1,997	377,832
VWR Corp. (a)	389	12,880
Waters Corp. (a)	604	108,430

		3,169,100
Machinery — 2.6%
AGCO Corp.	3,493	257,679
Alamo Group, Inc.	4,713	506,035
Barnes Group, Inc.	3,519	247,878
Briggs & Stratton Corp.	22,611	531,358
Caterpillar, Inc.	3,209	400,194
Chart Industries, Inc. (a)(b)	1,832	71,869
Colfax Corp. (a)	403	16,781
Columbus McKinnon Corp.	3,710	140,498
Commercial Vehicle Group, Inc. (a)	8,054	59,197
Crane Co.	227	18,158
Cummins, Inc.	747	125,518
Deere & Co.	125	15,699
Donaldson Co., Inc.	603	27,702
Fortive Corp.	974	68,949
Gardner Denver Holdings, Inc. (a)(b)	195	5,366
Global Brass & Copper Holdings, Inc.	4,633	156,595
Graco, Inc.	251	31,046
Greenbrier Cos., Inc.	8,862	426,705
Harsco Corp. (a)	19,287	403,098

Common Stocks	Shares	Value
Machinery (continued)
IDEX Corp.	118	$14,333
Illinois Tool Works, Inc.	11,008	1,628,744
Ingersoll-Rand PLC	17,529	1,563,061
ITT, Inc.	404	17,885
Kadant, Inc.	6,905	680,488
Lincoln Electric Holdings, Inc.	268	24,570
Lonking Holdings Ltd.	531,999	225,736
Meritor, Inc. (a)	32,499	845,299
Miller Industries, Inc.	1,500	41,925
Mueller Water Products, Inc., Series A	70,075	896,973
Nordson Corp.	262	31,047
Oshkosh Corp.	340	28,064
PACCAR, Inc.	23,603	1,707,441
Stanley Black & Decker, Inc.	1,963	296,354
Terex Corp.	377	16,973
Timken Co.	314	15,245
Toro Co.	480	29,789
TriMas Corp. (a)	3,178	85,806
Trinity Industries, Inc.	685	21,852
Valmont Industries, Inc.	101	15,968
WABCO Holdings, Inc. (a)	2,435	360,380
Weichai Power Co. Ltd., Class H	303,999	335,283
Welbilt, Inc. (a)	585	13,484
Xylem, Inc.	3,450	216,074

		12,623,099
Marine — 0.0%
Evergreen Marine Corp. Taiwan Ltd. (a)	120,999	69,952
Kirby Corp. (a)	242	16,026

		85,978
Media — 1.5%
AH Belo Corp., Class A	9,597	44,146
AMC Networks, Inc., Class A (a)	244	14,267
Astro Malaysia Holdings Bhd	246,499	164,625
Cable One, Inc. (b)	21	15,165
CBS Corp., Class B	1,280	74,240
Charter Communications, Inc., Class A (a)	445	161,722
Cinemark Holdings, Inc.	484	17,526
Comcast Corp., Class A	44,414	1,709,089
Discovery Communications, Inc., Class A (a)(b)	4,283	91,185
Discovery Communications, Inc., Class C (a)	1,104	22,367
Hemisphere Media Group, Inc. (a)	1,229	14,687
IHS Markit Ltd. (a)	4,253	187,472
Interpublic Group of Cos., Inc. (b)	16,230	337,422
John Wiley & Sons, Inc., Class A	201	10,754
Lee Enterprises, Inc. (a)	12,047	26,503
Liberty Broadband Corp., Class A (a)	116	10,925

10	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Media (continued)
Liberty Global PLC, Class A (a)	9,660	$327,571
Liberty Media Corp-Liberty Formula One, Class A (a)	113	4,123
Liberty Media Corp-Liberty Formula One, Class C (a)	785	29,901
Lions Gate Entertainment Corp., Class A (a)	237	7,928
Lions Gate Entertainment Corp., Class B (a)	465	14,782
Live Nation Entertainment, Inc. (a)	2,626	114,362
Madison Square Garden Co., Class A (a)	84	17,984
McClatchy Co., Class A (a)	3,428	25,333
Meredith Corp. (b)	14,206	788,433
Naspers Ltd., Class N	4,683	1,012,336
New Media Investment Group, Inc.	2,848	42,122
News Corp., Class B	555	7,576
Omnicom Group, Inc. (b)	2,061	152,658
Regal Entertainment Group, Class A (b)	514	8,224
Scripps Networks Interactive, Inc., Class A	455	39,080
Smiles SA	6,823	173,378
TEGNA, Inc.	976	13,010
Time Warner, Inc.	9,669	990,589
Tribune Media Co., Class A	330	13,484
Twenty-First Century Fox, Inc., Class A	4,034	106,417
Viacom, Inc., Class A (b)	46	1,688
Viacom, Inc., Class B	880	24,499
Walt Disney Co.	6,695	659,926

		7,477,499
Metals & Mining — 2.2%
Alcoa Corp.	843	39,301
Alrosa PJSC	369,700	524,927
Anglo American PLC	78,760	1,415,698
AngloGold Ashanti Ltd.	25,577	240,296
AngloGold Ashanti Ltd., — ADR (b)	36,966	343,414
Carpenter Technology Corp. (b)	3,901	187,365
Eregli Demir ve Celik Fabrikalari TAS	120,686	261,885
Freeport-McMoRan, Inc. (a)	5,995	84,170
Gold Fields Ltd.	49,999	216,227
Gold Fields Ltd. — ADR (b)	91,638	394,960
Harmony Gold Mining Co. Ltd.	18,935	33,922
Harmony Gold Mining Co. Ltd. — ADR	43,351	79,332
Industrias Penoles SAB de CV	13,865	344,386
Magnitogorsk Iron & Steel Works PJSC	497,251	372,885
Magnitogorsk Iron & Steel Works PJSC, — GDR	9,757	94,390
Newmont Mining Corp.	42,937	1,610,567

Common Stocks	Shares	Value
Metals & Mining (continued)
Polymetal International PLC	15,253	$172,183
Poongsan Corp.	9,053	406,871
POSCO	1,863	517,699
POSCO — ADR (b)	5,701	395,649
Real Industry, Inc. (a)	12,849	23,128
Reliance Steel & Aluminum Co.	323	24,603
Royal Gold, Inc.	296	25,468
Ryerson Holding Corp. (a)	6,279	68,127
Schnitzer Steel Industries, Inc., Class A (b)	32,978	928,331
Severstal PJSC	5,570	84,260
Southern Copper Corp. (b)	373	14,830
Tahoe Resources, Inc.	1,403	7,394
United Co. RUSAL PLC	435,999	329,905
United States Steel Corp.	795	20,400
Vale SA	78,099	785,886
Vedanta Ltd.	16,454	79,410
Worthington Industries, Inc.	11,832	544,272

		10,672,141
Multi-Utilities — 1.0%
Ameren Corp.	1,672	96,708
Avista Corp.	3,600	186,372
CenterPoint Energy, Inc.	1,954	57,076
CMS Energy Corp.	28,351	1,313,265
Consolidated Edison, Inc.	2,006	161,844
Dominion Energy Inc.	1,779	136,858
DTE Energy Co.	302	32,423
MDU Resources Group, Inc.	886	22,992
NorthWestern Corp.	15,131	861,559
PG&E Corp.	2,539	172,880
Public Service Enterprise Group, Inc.	3,212	148,555
Sempra Energy	3,437	392,265
Vectren Corp.	16,808	1,105,528
WEC Energy Group, Inc.	420	26,368

		4,714,693
Multiline Retail — 0.4%
Big Lots, Inc. (b)	2,472	132,479
Burlington Stores, Inc. (a)(b)	315	30,070
Matahari Department Store Tbk PT	625,499	430,986
Target Corp. (b)	23,897	1,410,221

		2,003,756
Oil, Gas & Consumable Fuels — 4.6%
Abraxas Petroleum Corp. (a)	13,009	24,457
Anadarko Petroleum Corp.	16,983	829,620
Apache Corp.	3,456	158,285
Approach Resources, Inc. (a)(b)	17,222	43,227
Bill Barrett Corp. (a)(b)	56,147	240,871
Cabot Oil & Gas Corp.	602	16,103
Centennial Resource Development, Inc., Class A (a)(b)	505	9,075

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017	11

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp. (a)(b)	4,124	$17,733
Chevron Corp.	10,737	1,261,597
China Petroleum & Chemical Corp., — ADR (b)	19,736	1,495,199
China Petroleum & Chemical Corp., Class H	1,125,999	848,645
China Shenhua Energy Co. Ltd., Class H	55,500	131,221
Cimarex Energy Co.	89	10,117
CNOOC Ltd.	445,999	577,370
CNOOC Ltd. — ADR	10,575	1,371,577
ConocoPhillips (b)	46,331	2,318,867
CONSOL Energy, Inc. (a)	1,036	17,550
Delek US Holdings, Inc.	1	21
Devon Energy Corp.	11,502	422,238
Eclipse Resources Corp. (a)	49,750	124,375
Energen Corp. (a)	443	24,223
EOG Resources, Inc.	1,336	129,245
EP Energy Corp., Class A (a)(b)	23,314	76,004
Evolution Petroleum Corp.	5,287	38,066
Extraction Oil & Gas, Inc. (a)	548	8,434
Exxon Mobil Corp.	48,056	3,939,631
Gulfport Energy Corp. (a)	726	10,411
Hess Corp.	464	21,757
Jagged Peak Energy, Inc. (a)	2,545	34,765
Kinder Morgan, Inc.	894	17,147
Kosmos Energy Ltd. (a)	1,052	8,374
Laredo Petroleum, Inc. (a)	738	9,542
Linn Energy, Inc. (a)	2,638	95,364
Lukoil PJSC — ADR	10,272	544,778
Marathon Oil Corp.	2,037	27,622
Marathon Petroleum Corp.	1,492	83,671
Murphy Oil Corp. (b)	5,354	142,202
Murphy USA, Inc. (a)	154	10,626
Noble Energy, Inc.	18,036	511,501
Northern Oil and Gas, Inc. (a)(b)	49,334	44,401
Novatek PJSC — GDR	2,263	265,892
Occidental Petroleum Corp.	447	28,702
Overseas Shipholding Group, Inc., Class A (a)	49,077	129,073
Pacific Ethanol, Inc. (a)	63,058	349,972
PBF Energy, Inc., Class A (b)	497	13,722
PetroChina Co. Ltd., Class H	52,000	33,096
Phillips 66	2,128	194,946
Polski Koncern Naftowy ORLEN SA	1,490	49,716
PTT Exploration & Production PCL — NVDR	37,200	99,986
PTT PCL — NVDR	129,500	1,585,745
QEP Resources, Inc. (a)	1,091	9,350
Renewable Energy Group, Inc. (a)(b)	18,191	221,021
REX American Resources Corp. (a)	323	30,307
RSP Permian, Inc. (a)	599	20,719
SK Innovation Co. Ltd.	2,422	422,140

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co. (b)	505	$8,959
Southwestern Energy Co. (a)	2,297	14,035
Star Petroleum Refining PCL	300,499	159,486
Thai Oil PCL — NVDR	147,000	407,721
Tupras Turkiye Petrol Rafinerileri AS	13,347	455,483
Ultra Petroleum Corp. (a)	11,062	95,908
Valero Energy Corp.	24,622	1,894,170
Whiting Petroleum Corp. (a)	1,640	8,954
Williams Cos., Inc.	19,377	581,504
World Fuel Services Corp.	309	10,478
WPX Energy, Inc. (a)	1,805	20,757

		22,807,754
Paper & Forest Products — 0.5%
Boise Cascade Co. (a)	6,596	230,201
Domtar Corp.	283	12,279
Louisiana-Pacific Corp. (a)(b)	13,042	353,177
Mondi Ltd.	4,859	129,734
Nine Dragons Paper Holdings Ltd.	268,999	532,365
Sappi Ltd.	162,461	1,106,485

		2,364,241
Personal Products — 0.8%
Coty, Inc., Class A	880	14,546
Edgewell Personal Care Co. (a)(b)	261	18,993
Estee Lauder Cos., Inc., Class A	10,220	1,102,125
Herbalife Ltd. (a)(b)	720	48,838
Hypermarcas SA	213,449	2,170,118
Inter Parfums, Inc.	14,399	594,000
Medifast, Inc.	1,723	102,295
Natural Health Trends Corp. (b)	427	10,205
Nu Skin Enterprises, Inc., Class A	235	14,448

		4,075,568
Pharmaceuticals — 3.0%
Akorn, Inc. (a)	408	13,542
Allergan PLC	1,226	251,269
Aurobindo Pharma Ltd.	32,406	343,658
Bristol-Myers Squibb Co.	11,402	726,763
Catalent, Inc. (a)	56,953	2,273,604
Corcept Therapeutics, Inc. (a)	31,113	600,481
Eli Lilly & Co.	7,087	606,222
Endo International PLC (a)	1,014	8,685
Glenmark Pharmaceuticals Ltd.	47,759	437,840
Heska Corp. (a)	1,494	131,606
Horizon Pharma PLC (a)(b)	6,655	84,385
Johnson & Johnson	28,526	3,708,665
Merck & Co., Inc.	19,842	1,270,483
Mylan NV (a)	2,440	76,543
Perrigo Co. PLC	782	66,196
Pfizer Ltd.	2,143	59,639
Pfizer, Inc.	42,720	1,525,104

12	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	5,555	$205,813
Prestige Brands Holdings, Inc. (a)(b)	20,529	1,028,298
Sciclone Pharmaceuticals, Inc. (a)	1,919	21,493
Zoetis, Inc.	25,166	1,604,584

		15,044,873
Professional Services — 0.6%
Dun & Bradstreet Corp.	168	19,557
Equifax, Inc.	1,173	124,326
Insperity, Inc.	16,367	1,440,384
ManpowerGroup, Inc.	6,368	750,396
Nielsen Holdings PLC	4,952	205,260
Paylocity Holding Corp. (a)(b)	4,587	223,937
Robert Half International, Inc.	1,509	75,963
TransUnion (a)	684	32,326
WageWorks, Inc. (a)	191	11,594

		2,883,743
Real Estate Investment Trusts (REITs) — 3.0%
American Assets Trust, Inc.	14,983	595,874
American Campus Communities, Inc.	609	26,887
American Homes 4 Rent, Class A	1,094	23,751
American Tower Corp.	808	110,437
Apartment Investment & Management Co., Class A	711	31,184
Apple Hospitality REIT, Inc.	957	18,097
Arbor Realty Trust, Inc.	47,062	385,917
Ares Commercial Real Estate Corp.	3,428	45,627
Ashford Hospitality Prime, Inc. (b)	27,220	258,590
Brandywine Realty Trust	785	13,730
Brixmor Property Group, Inc.	47,843	899,467
Catchmark Timber Trust, Inc., Class A	12,505	157,688
Chimera Investment Corp.	852	16,120
Columbia Property Trust, Inc.	557	12,126
CoreCivic, Inc.	536	14,349
Coresite Realty Corp.	3,711	415,261
Corporate Office Properties Trust	453	14,872
CubeSmart	819	21,261
CyrusOne, Inc.	395	23,277
DCT Industrial Trust, Inc.	420	24,326
DDR Corp.	1,405	12,870
DiamondRock Hospitality Co.	50,344	551,278
Douglas Emmett, Inc.	662	26,096
Easterly Government Properties, Inc.	7,547	155,996
Empire State Realty Trust, Inc., Class A	579	11,893
EPR Properties	286	19,946
Equity Commonwealth (a)	549	16,690
Equity Lifestyle Properties, Inc.	371	31,565

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
First Industrial Realty Trust, Inc.	10,463	$314,832
Forest City Realty Trust, Inc., Class A	1,149	29,311
Gaming and Leisure Properties, Inc.	916	33,791
Gladstone Land Corp.	4,323	58,907
Healthcare Trust of America, Inc., Class A	905	26,969
Hersha Hospitality Trust (b)	9,313	173,874
Highwoods Properties, Inc.	464	24,170
Host Hotels & Resorts, Inc.	2,665	49,276
Hudson Pacific Properties, Inc.	712	23,873
Invesco Mortgage Capital, Inc.	12,331	211,230
Invitation Homes, Inc.	400	9,060
JBG Smith Properties (a)	392	13,410
Kilroy Realty Corp.	440	31,293
Lamar Advertising Co., Class A	377	25,836
Life Storage, Inc.	209	17,098
Medical Properties Trust, Inc.	1,650	21,664
MFA Financial, Inc.	1,795	15,724
New Residential Investment Corp.	3,656	61,165
Omega Healthcare Investors, Inc. (b)	887	28,304
Outfront Media, Inc.	39,905	1,004,808
Paramount Group, Inc.	904	14,464
Park Hotels & Resorts, Inc.	656	18,079
Piedmont Office Realty Trust, Inc., Class A	661	13,326
Preferred Apartment Communities, Inc., Class A	3,946	74,500
Prologis, Inc.	11,359	720,842
PS Business Parks, Inc.	11,188	1,493,598
QTS Realty Trust, Inc., Class A	14,185	742,727
Ramco-Gershenson Properties Trust	4,364	56,776
Rayonier, Inc.	585	16,901
Retail Opportunity Investments Corp.	21,581	410,255
Retail Properties of America, Inc., Class A	1,053	13,826
Rexford Industrial Realty, Inc.	7,377	211,130
RLJ Lodging Trust	18,263	401,786
Ryman Hospitality Properties, Inc. (b)	11,446	715,260
Simon Property Group, Inc.	2,735	440,362
Spirit Realty Capital, Inc.	2,201	18,862
Starwood Property Trust, Inc.	1,163	25,260
STORE Capital Corp.	777	19,324
Summit Hotel Properties, Inc.	23,052	368,601
Sun Communities, Inc.	350	29,988
Tanger Factory Outlet Centers, Inc.	420	10,256
Taubman Centers, Inc.	268	13,320
Terreno Realty Corp.	32,104	1,161,523
Two Harbors Investment Corp.	1,579	15,916
Uniti Group, Inc. (b)	754	11,054

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017	13

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc.	21,874	$1,424,654
Weingarten Realty Investors	1,113	35,327
WP Carey, Inc.	481	32,414

		14,620,101
Real Estate Management & Development — 0.6%
Ayala Land, Inc.	84,100	72,120
China Overseas Land & Investment Ltd.	258,000	841,780
China Resources Land Ltd.	44,000	135,287
China Vanke Co. Ltd., Class H	139,900	462,861
Emaar Properties PJSC	94,788	219,553
Housing Development & Infrastructure Ltd. (a)	45,512	39,497
Howard Hughes Corp. (a)	155	18,279
KWG Property Holding Ltd.	304,500	325,815
Land & Houses PCL	921,399	273,519
Realogy Holdings Corp.	613	20,198
Shimao Property Holdings Ltd.	18,500	40,345
Sino-Ocean Land Holdings Ltd.	372,499	249,355
Yuexiu Property Co. Ltd.	409,999	83,756

		2,782,365
Road & Rail — 0.3%
CSX Corp.	2,578	139,882
Genesee & Wyoming, Inc., Class A (a)	277	20,501
Kansas City Southern	3,905	424,504
Landstar System, Inc.	190	18,934
Norfolk Southern Corp.	2,252	297,804
Old Dominion Freight Line, Inc.	279	30,721
Ryder System, Inc.	780	65,949
Saia, Inc. (a)	2,277	142,654
Union Pacific Corp.	2,089	242,261
USA Truck, Inc. (a)(b)	7,612	106,963

		1,490,173
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc. (a)	7,005	565,724
Advanced Micro Devices, Inc. (a)	4,768	60,792
Alpha & Omega Semiconductor Ltd. (a)	17,069	281,468
Ambarella, Inc. (a)	737	36,120
Amkor Technology, Inc. (a)	9,200	97,060
Analog Devices, Inc.	1,181	101,767
Broadcom Ltd.	2,980	722,769
Brooks Automation, Inc.	11,474	348,351
Cabot Microelectronics Corp.	3,789	302,855
Cavium, Inc. (a)	300	19,782
Cirrus Logic, Inc. (a)	3,830	204,216
Cypress Semiconductor Corp. (b)	1,499	22,515
Diodes, Inc. (a)	5,037	150,757
Entegris, Inc. (a)	51,750	1,493,016

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc. (a)	371	$17,021
Intel Corp. (b)	66,194	2,520,706
IXYS Corp. (a)	1,410	33,417
KLA-Tencor Corp.	6,409	679,354
Marvell Technology Group Ltd.	7,199	128,862
Maxim Integrated Products, Inc.	11,603	553,579
Microchip Technology, Inc. (b)	3,926	352,476
Micron Technology, Inc. (a)	7,068	277,984
Microsemi Corp. (a)	9,266	477,014
Monolithic Power Systems, Inc.	159	16,941
NVIDIA Corp.	3,031	541,852
NXP Semiconductors NV (a)	1,398	158,100
ON Semiconductor Corp. (a)	1,903	35,148
Power Integrations, Inc.	693	50,728
Qorvo, Inc. (a)	2,186	154,506
QUALCOMM, Inc.	10,043	520,629
Samsung Electronics Co., Ltd., — GDR	1,675	1,899,775
SK Hynix, Inc.	29,594	2,158,299
Skyworks Solutions, Inc.	1,571	160,085
Taiwan Semiconductor Manufacturing Co. Ltd.	355,999	2,549,834
Teradyne, Inc.	906	33,785
Texas Instruments, Inc.	31,728	2,844,098
Ultra Clean Holdings, Inc. (a)	4,177	127,900
Xcerra Corp. (a)	3,098	30,515
Xilinx, Inc.	3,867	273,900

		21,003,700
Software — 3.4%
A10 Networks, Inc. (a)	15,375	116,235
Activision Blizzard, Inc.	24,563	1,584,559
Adobe Systems, Inc. (a)	11,510	1,717,062
American Software, Inc., Class A	7,994	90,812
ANSYS, Inc. (a)	1,336	163,967
Atlassian Corp. PLC, Class A (a)	333	11,705
Autodesk, Inc. (a)	2,268	254,606
Barracuda Networks, Inc. (a)	13,386	324,343
Bottomline Technologies, Inc. (a)	19,615	624,345
Cadence Design Systems, Inc. (a)	4,347	171,576
Check Point Software Technologies Ltd. (a)	701	79,928
Citrix Systems, Inc. (a)	564	43,327
Electronic Arts, Inc. (a)	2,797	330,214
FireEye, Inc. (a)	799	13,399
Fortinet, Inc. (a)	1,612	57,774
Guidewire Software, Inc. (a)	338	26,317
Imperva, Inc. (a)	14,547	631,340
Manhattan Associates, Inc. (a)	314	13,053
Microsoft Corp.	65,050	4,845,649
MicroStrategy, Inc., Class A (a)	4,520	577,249
MobileIron, Inc. (a)	5,963	22,063
NIIT Technologies Ltd.	52,239	434,504
Oracle Corp.	43,756	2,115,603

14	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Software (continued)
Proofpoint, Inc. (a)(b)	9,180	$800,680
PTC, Inc. (a)	523	29,434
Rapid7, Inc. (a)	794	13,974
Red Hat, Inc. (a)	702	77,824
salesforce.com, Inc. (a)	1,152	107,620
ServiceNow, Inc. (a)	470	55,239
Silver Spring Networks, Inc. (a)	2,320	37,514
Symantec Corp.	3,313	108,700
Synopsys, Inc. (a)	1,052	84,718
Tableau Software, Inc., Class A (a)	272	20,370
Take-Two Interactive Software, Inc. (a)	475	48,559
Tyler Technologies, Inc. (a)	157	27,368
Ultimate Software Group, Inc. (a)	130	24,648
Varonis Systems, Inc. (a)	11,935	500,077
Verint Systems, Inc. (a)	12,956	542,209
VMware, Inc., Class A (a)(b)	1,418	154,831
Zendesk, Inc. (a)	2,346	68,292
Zix Corp. (a)	4,196	20,518
Zynga, Inc., Class A (a)	3,445	13,022

		16,985,227
Specialty Retail — 1.7%
Aaron’s, Inc.	26,586	1,159,947
Asbury Automotive Group, Inc. (a)	6,519	398,311
Best Buy Co., Inc.	8,759	498,913
Big 5 Sporting Goods Corp. (b)	33,788	258,486
Chico’s FAS, Inc. (b)	6,192	55,418
Children’s Place, Inc. (b)	1,195	141,189
Citi Trends, Inc.	4,771	94,800
Dick’s Sporting Goods, Inc.	9,241	249,599
Floor & Decor Holdings, Inc., Class A (a)(b)	100	3,893
GameStop Corp., Class A (b)	452	9,338
Gap, Inc.	2,887	85,253
GNC Holdings, Inc., Class A (b)	3,882	34,317
Haverty Furniture Cos., Inc.	6,068	158,678
Home Depot, Inc.	6,181	1,010,964
Kirkland’s, Inc. (a)	6,157	70,374
L Brands, Inc. (b)	2,488	103,526
LOTTE Himart Co. Ltd.	6,669	383,019
Lowe’s Cos., Inc.	258	20,625
Michaels Cos., Inc. (a)	527	11,315
Penske Automotive Group, Inc. (b)	637	30,302
Sally Beauty Holdings, Inc. (a)	599	11,728
Signet Jewelers Ltd.	5,462	363,496
Tiffany & Co.	9,684	888,798
TJX Cos., Inc.	15,362	1,132,640
Tractor Supply Co.	7,657	484,612
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,979	673,433
Urban Outfitters, Inc. (a)(b)	391	9,345
Williams-Sonoma, Inc. (b)	394	19,645

Common Stocks	Shares	Value
Specialty Retail (continued)
Zhongsheng Group Holdings Ltd.	56,999	$123,816

		8,485,780
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	49,466	7,623,854
Hewlett Packard Enterprise Co.	13,527	198,982
HP, Inc.	32,859	655,886
NCR Corp. (a)	21,996	825,290
NetApp, Inc.	752	32,907
Pegatron Corp.	563,999	1,468,554
Quantum Corp. (a)	2,898	17,736
Samsung Electronics Co. Ltd.	2,798	6,296,121
Synaptics, Inc. (a)	3,622	141,910
Western Digital Corp.	1,653	142,819

		17,404,059
Textiles, Apparel & Luxury Goods — 0.5%
Bata India, Ltd.	33,224	351,329
Carter’s, Inc.	216	21,330
NIKE, Inc., Class B	1,506	78,086
Perry Ellis International, Inc. (a)	16,848	398,624
Skechers U.S.A., Inc., Class A (a)	9,650	242,119
Steven Madden Ltd. (a)	24,228	1,049,072
Titan Co. Ltd.	41,046	367,654
Wolverine World Wide, Inc. (b)	1,708	49,276

		2,557,490
Thrifts & Mortgage Finance — 0.5%
Charter Financial Corp.	2,076	38,468
Essent Group Ltd. (a)	20,820	843,251
Federal Agricultural Mortgage Corp., Class C	2,589	188,324
First Defiance Financial Corp.	5,477	287,488
Housing Development Finance Corp.	9,943	265,409
Meridian Bancorp, Inc.	2,419	45,114
MGIC Investment Corp. (a)	11,063	138,619
Provident Financial Services, Inc.	479	12,775
Radian Group, Inc.	5,805	108,495
Riverview Bancorp, Inc.	23,606	198,299
TFS Financial Corp.	3,219	51,922
United Community Financial Corp.	4,138	39,725
Walker & Dunlop, Inc. (a)	3,487	182,475

		2,400,364
Tobacco — 0.6%
Altria Group, Inc.	27,389	1,737,074
Philip Morris International, Inc.	11,324	1,257,188

		2,994,262
Trading Companies & Distributors — 0.9%
Air Lease Corp. (b)	440	18,753
Applied Industrial Technologies, Inc.	23,816	1,567,093

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017	15

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Trading Companies & Distributors (continued)
Barloworld Ltd.	126,658	$1,164,828
DXP Enterprises, Inc. (a)	913	28,750
H&E Equipment Services, Inc.	3,865	112,858
LG International Corp.	4,526	108,156
MRC Global, Inc. (a)	47,938	838,453
MSC Industrial Direct Co., Inc., Class A	201	15,190
NOW, Inc. (a)	8,567	118,310
Rush Enterprises, Inc., Class A (a)	2,492	115,355
Triton International Ltd. (a)	3,141	104,532
United Rentals, Inc. (a)	99	13,735
Univar, Inc. (a)	472	13,655
Watsco, Inc.	138	22,228
WESCO International, Inc. (a)	222	12,931

		4,254,827
Transportation Infrastructure — 0.0%
DP World Ltd.	1,770	39,799
Water Utilities — 0.0%
American Water Works Co., Inc. (b)	544	44,015
Aqua America, Inc.	811	26,917
Cia de Saneamento Basico do Estado de Sao Paulo	8,602	90,399
SJW Corp.	1,217	68,939

		230,270
Wireless Telecommunication Services — 1.6%
America Movil SAB de CV, Series L	379,099	336,423
Bharti Infratel Ltd.	53,053	323,732
Boingo Wireless, Inc. (a)	23,522	502,665
China Mobile Ltd.	153,999	1,563,401
China Mobile Ltd. — ADR	7,942	401,627
Mobile TeleSystems PJSC — ADR	13,543	141,389
RingCentral, Inc., Class A (a)	9,866	411,906
Sistema PJSC FC — GDR	5,419	26,011
SK Telecom Co. Ltd.	630	140,571
Sprint Corp. (a)	9,237	71,864
T-Mobile U.S., Inc. (a)	9,458	583,180
Telephone & Data Systems, Inc.	38,105	1,062,749
Tim Participacoes SA	65,406	238,523
Tim Participacoes SA, — ADR	44,680	816,750
United States Cellular Corp. (a)	64	2,266

Common Stocks	Shares	Value
Wireless Telecommunication Services (continued)
Vodacom Group Ltd.	100,542	$1,196,092

		7,819,149
Total Common Stocks — 96.0%		474,810,930

Preferred Stocks
Banks — 0.4%
Banco Bradesco SA, Preference Shares	98,337	1,088,856
Itau Unibanco Holding SA, Preference Shares	84,794	1,162,771

		2,251,627
Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA, Preference Shares	11,648	186,445
Food & Staples Retailing — 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares (a)	19,447	461,772
Total Preferred Stocks — 0.5%		2,899,844
Total Long-Term Investments (Cost — $427,531,772) — 96.5%		477,350,774

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (c)(d)(e)	33,451,042	33,461,077
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97%, (c)(e)	29,924,485	29,924,485
Total Short-Term Securities (Cost — $63,385,191) — 12.8%		63,385,562
Total Investments (Cost — $490,916,963) — 109.3%		540,736,336
Liabilities in Excess of Other Assets — (9.3)%		(46,146,274)

Net Assets — 100.0%		$494,590,062

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Annualized 7-day yield as of period end.

16	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[2]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,810,719	18,640,323	33,451,042	$33,461,077	$81,136	[1]	$(1,179)	$(189)
BlackRock Cash Funds: Treasury, SL Agency Shares	285,459,557	(255,535,072)	29,924,485	29,924,485	214,793		—	—
Total				$63,385,562	$295,929		$(1,179)	$(189)

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[2]    Includes net capital gain distributions, if applicable.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	51	December 2017	$2,778	$(8,735)
Russell 2000 E-Mini Index	11	December 2017	$821	36,873
S&P 500 E-Mini Index	2,070	December 2017	$260,416	3,133,451

				3,161,589

Short Contracts
MSCI Emerging Markets E-Mini Index	(2,323)	December 2017	$126,522	2,112,188
Russell 2000 E-Mini Index	(1,294)	December 2017	$96,591	(6,203,435)

				(4,091,247)
Total				$(929,658)

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017	17

Schedule of Investments (continued)	Active Stock Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

18	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$7,074,404	—	—	$7,074,404
Air Freight & Logistics	1,738,451	$347,875	—	2,086,326
Airlines	1,842,132	—	—	1,842,132
Auto Components	5,660,885	—	—	5,660,885
Automobiles	1,824,652	2,490,927	—	4,315,579
Banks	30,029,376	11,791,429	—	41,820,805
Beverages	3,992,509	—	—	3,992,509
Biotechnology	15,447,183	45,974	—	15,493,157
Building Products	3,451,712	—	—	3,451,712
Capital Markets	6,324,879	—	—	6,324,879
Chemicals	9,178,338	3,391,212	—	12,569,550
Commercial Services & Supplies	2,857,694	955	—	2,858,649
Communications Equipment	3,334,979	143,719	—	3,478,698
Construction & Engineering	1,131,699	3,775,152	—	4,906,851
Construction Materials	233,303	1,332,198	—	1,565,501
Consumer Discretionary	259,239	—	—	259,239
Consumer Finance	1,245,392	—	—	1,245,392
Containers & Packaging	848,988	—	—	848,988
Distributors	19,795	—	—	19,795
Diversified Consumer Services	1,636,578	—	—	1,636,578
Diversified Financial Services	6,746,240	3,628,296	—	10,374,536
Diversified Telecommunication Services	4,112,802	3,071,754	—	7,184,556
Electric Utilities	3,912,079	84,218	—	3,996,297
Electrical Equipment	3,725,337	117,162	—	3,842,499
Electronic Equipment, Instruments & Components	7,589,766	1,947,935	—	9,537,701
Energy Equipment & Services	2,983,184	—	—	2,983,184
Food & Staples Retailing	3,904,127	21,955	—	3,926,082
Food Products	7,068,619	1,167,452	—	8,236,071
Gas Utilities	1,245,860	47,962	—	1,293,822
Health Care Equipment & Supplies	10,223,048	—	—	10,223,048
Health Care Providers & Services	7,278,358	314,572	—	7,592,930
Health Care Technology	2,009,041	—	—	2,009,041
Hotels, Restaurants & Leisure	6,676,834	626,345	—	7,303,179
Household Durables	2,342,090	1,939,487	—	4,281,577
Household Products	3,439,658	2,373,637	—	5,813,295

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017	19

Schedule of Investments (continued)	Active Stock Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continured):
Independent Power and Renewable Electricity Producers	$1,327,088	—	—	$1,327,088
Industrial Conglomerates	2,890,038	$506,015	—	3,396,053
Insurance	13,779,197	4,048,049	—	17,827,246
Internet & Direct Marketing Retail	7,556,624	—	—	7,556,624
Internet Software & Services	18,402,296	6,250,867	—	24,653,163
IT Services	15,178,098	958,416	—	16,136,514
Leisure Products	2,514,784	—	—	2,514,784
Life Sciences Tools & Services	3,163,710	5,390	—	3,169,100
Machinery	12,062,080	561,019	—	12,623,099
Marine	16,026	69,952	—	85,978
Media	6,465,163	1,012,336	—	7,477,499
Metals & Mining	5,921,583	4,750,558	—	10,672,141
Multi-Utilities	4,714,693	—	—	4,714,693
Multiline Retail	1,572,770	430,986	—	2,003,756
Oil, Gas & Consumable Fuels	17,793,682	5,014,072	—	22,807,754
Paper & Forest Products	725,391	1,638,850	—	2,364,241
Personal Products	4,075,568	—	—	4,075,568
Pharmaceuticals	14,203,736	841,137	—	15,044,873
Professional Services	2,883,743	—	—	2,883,743
Real Estate Investment Trusts (REITs)	14,620,101	—	—	14,620,101
Real Estate Management & Development	311,996	2,470,369	—	2,782,365
Road & Rail	1,490,173	—	—	1,490,173
Semiconductors & Semiconductor Equipment	14,395,792	6,607,908	—	21,003,700
Software	16,550,723	434,504	—	16,985,227
Specialty Retail	7,978,945	506,835	—	8,485,780
Technology Hardware, Storage & Peripherals	9,639,384	7,764,675	—	17,404,059
Textiles, Apparel & Luxury Goods	1,838,507	718,983	—	2,557,490
Thrifts & Mortgage Finance	2,134,955	265,409	—	2,400,364
Tobacco	2,994,262	—	—	2,994,262
Trading Companies & Distributors	4,146,671	108,156	—	4,254,827
Transportation Infrastructure	39,799	—	—	39,799
Water Utilities	230,270	—	—	230,270
Wireless Telecommunication Services	4,595,353	3,223,796	—	7,819,149

20	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	Active Stock Master Portfolio

	Level 1	Level 2	Level 3	Total
Preferred Stocks:
Banks	$2,251,627	—	—	$2,251,627
Diversified Telecommunication Services	186,445	—	—	186,445
Food & Staples Retailing	461,772	—	—	461,772
Short-Term Securities	63,385,562	—	—	63,385,562

Total	$453,887,838	$86,848,498	—	$540,736,336

Derivative Financial Instruments[1]
Assets:
Equity contracts	$5,282,512	—	—	$5,282,512
Liabilities:
Equity contracts	(6,212,170)	—	—	(6,212,170)

Total	$(929,658)	—	—	$(929,658)

[1]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2017	21

Schedule of Investments September 30, 2017 (Unaudited)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Access Group, Inc., Series 2004-A, Class A2, (3 mo. LIBOR US + 0.26%), 1.57%, 4/25/29 (a)	$106	$105,853
AmeriCredit Automobile Receivables Trust:
Series 2013-3, Class D, 3.00%, 7/08/19	2,800	2,811,546
Series 2014-4, Class D, 3.07%, 11/09/20	800	809,364
Series 2015-3, Class D, 3.34%, 8/08/21	250	253,517
Series 2016-1, Class D, 3.59%, 2/08/22	420	429,228
Series 2017-3, Class C, 2.69%, 6/19/23	1,960	1,961,807
AVANT Loans Funding Trust, Series 2016-C, Class B, 4.92%, 11/16/20 (b)	1,222	1,235,622
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/16/24	1,190	1,188,282
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 7/15/21	2,940	2,959,562
College Loan Corp. Trust I, Series 2004-1, Class A4, (3 mo. LIBOR US + 0.19%), 1.50%, 4/25/24 (a)	751	742,025
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, (1 mo. LIBOR US + 0.54%), 1.78%, 10/25/36 (a)(b)	133	132,317
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,160	1,160,017
Drive Auto Receivables Trust:
Series 2015-DA, Class C, 3.38%, 11/15/21 (b)	868	875,301
Series 2016-AA, Class C, 3.91%, 5/17/21 (b)	650	658,153
Series 2016-BA, Class B, 2.56%, 6/15/20 (b)	3,408	3,416,277
Series 2016-BA, Class C, 2.61%, 8/16/21 (b)	2,300	2,308,734
Series 2016-BA, Class C, 3.19%, 7/15/22 (b)	2,200	2,222,329
Series 2016-CA, Class B, 2.37%, 11/16/20 (b)	2,050	2,057,948
Series 2016-CA, Class C, 3.02%, 11/15/21 (b)	3,300	3,341,004
Series 2017-1, Class B, 2.36%, 3/15/21	2,390	2,394,152
Series 2017-1, Class C, 2.84%, 4/15/22	2,670	2,687,329

Asset-Backed Securities	Par (000)	Value
Drive Auto Receivables Trust (continued):
Series 2017-2, Class B, 2.25%, 6/15/21	$910	$910,622
Series 2017-2, Class C, 2.75%, 9/15/23	2,540	2,536,372
Series 2017-AA, Class B, 2.51%, 1/15/21 (b)	2,100	2,111,056
Series 2017-AA, Class C, 2.98%, 1/18/22 (b)	2,380	2,405,275
Exeter Automobile Receivables Trust (b):
Series 2015-1A, Class C, 4.10%, 12/15/20	710	722,477
Series 2017-2A, Class A, 2.11%, 6/15/21	1,284	1,285,741
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A4, (1 mo. LIBOR US + 0.32%), 1.56%, 11/25/35 (a)	55	54,915
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.83%, 8/25/19 (b)	1,000	996,353
HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, (1 mo. LIBOR + 1.20%), 2.44%, 11/20/36 (a)	167	167,356
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, (3 mo. LIBOR US + 0.31%), 1.64%, 9/27/35 (a)	456	455,448
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, (1 mo. LIBOR US + 0.95%), 2.18%, 4/25/35 (a)	249	249,163
National Collegiate Student Loan Trust (a):
Series 2004-2, Class A4, (1 mo. LIBOR US + 0.31%), 1.55%, 11/27/28	53	52,950
Series 2006-1, Class A4, (1 mo. LIBOR US + 0.25%), 1.49%, 3/27/28	1,404	1,392,932
Series 2006-2, Class A3, (1 mo. LIBOR US + 0.21%), 1.45%, 11/25/27	2,560	2,543,136
Series 2006-3, Class A4, (1 mo. LIBOR US + 0.27%), 1.51%, 3/26/29	2,999	2,973,479
Series 2007-1, Class A3, (1 mo. LIBOR US + 0.24%), 1.48%, 7/25/30	3,488	3,409,281

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Asset-Backed Securities	Par (000)	Value
National Collegiate Student Loan Trust (a) (continued):
Series 2007-2, Class A2, (1 mo. LIBOR US + 0.13%), 1.37%, 6/26/28	$1,351	$1,348,759
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 1/15/21 (b)	693	693,213
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.10%, 3/20/28 (b)	2,800	2,848,630
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, (1 mo. LIBOR US + 0.95%), 2.18%, 2/25/35 (a)	191	191,278
RAMP Trust, Series 2006-NC2, Class A2, (1 mo. LIBOR US + 0.19%), 1.43%, 2/25/36 (a)	285	284,573
RASC Trust, Series 2005-AHL3, Class A2, (1 mo. LIBOR US + 0.24%), 1.48%, 11/25/35 (a)	14	13,988
Santander Drive Auto Receivables Trust:
Series 2013-3, Class C, 1.81%, 4/15/19	4	3,725
Series 2013-3, Class D, 2.42%, 4/15/19	3,160	3,166,749
Series 2013-4, Class C, 3.25%, 1/15/20	21	20,763
Series 2013-A, Class C, 3.12%, 10/15/19 (b)	281	281,439
Series 2014-1, Class C, 2.36%, 4/15/20	248	248,240
Series 2014-2, Class C, 2.33%, 11/15/19	1,726	1,729,616
Series 2014-3, Class D, 2.65%, 8/17/20	2,400	2,417,629
Series 2014-4, Class C, 2.60%, 11/16/20	367	368,813
Series 2014-5, Class C, 2.46%, 6/15/20	2,504	2,513,969
Series 2015-1, Class C, 2.57%, 4/15/21	760	763,569
Series 2015-1, Class D, 3.24%, 4/15/21	1,000	1,014,212
Series 2015-2, Class C, 2.44%, 4/15/21	700	703,411
Series 2015-3, Class C, 2.74%, 1/15/21	1,230	1,238,889
Series 2015-3, Class D, 3.49%, 5/17/21	680	690,042

Asset-Backed Securities	Par (000)	Value
Santander Drive Auto Receivables Trust (continued):
Series 2015-4, Class C, 2.97%, 3/15/21	$580	$586,599
Series 2016-1, Class C, 3.09%, 4/15/22	3,080	3,114,864
Series 2016-2, Class C, 2.66%, 11/15/21	1,965	1,981,572
Series 2016-3, Class C, 2.46%, 3/15/22	2,100	2,110,899
Series 2017-1, Class B, 2.10%, 6/15/21	2,100	2,100,096
Series 2017-2, Class B, 2.21%, 10/15/21	3,080	3,084,784
Series 2017-2, Class C, 2.79%, 8/15/22	2,190	2,196,061
SLC Private Student Loan Trust, Series 2006-A, Class A5, (3 mo. LIBOR US + 0.17%), 1.47%, 7/15/36 (a)	591	591,492
SLM Private Credit Student Loan Trust (a):
Series 2003-B, Class A2, (3 mo. LIBOR US + 0.40%), 1.72%, 3/15/22	58	58,107
Series 2003-C, Class A2, (3 mo. LIBOR US + 0.39%), 1.71%, 9/15/20	71	71,304
Series 2006-A, Class A4, (3 mo. LIBOR US + 0.19%), 1.51%, 12/15/23	518	517,988
SLM Private Education Loan Trust (b):
Series 2010-A, Class 1A, (PRIME + 0.05%), 4.20%, 5/16/44 (a)	493	503,520
Series 2011-B, Class A2, 3.74%, 2/15/29	1,573	1,598,582
SoFi Consumer Loan Program LLC, Class A (b):
Series 2015-1, Class A, 3.28%, 9/15/23	1,327	1,340,671
Series 2016-1, 3.26%, 8/25/25	850	863,204
Series 2016-3, 3.05%, 12/26/25	1,322	1,334,944
Series 2017-1, 3.28%, 1/26/26	705	714,750
Series 2017-3, 2.77%, 5/25/26	1,890	1,897,627

2	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Asset-Backed Securities	Par (000)	Value
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 9/27/32 (b)	$142	$142,335
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, (1 mo. LIBOR US + 0.26%), 1.50%, 12/25/35 (a)	219	219,405
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1, 2.53%, 11/16/48 (b)	2,575	2,554,235
Terwin Mortgage Trust, Series 2006-5, Class 2A2, (1 mo. LIBOR + 0.21%), 1.45%, 6/25/37 (a)(b)	222	220,505
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, (1 mo. LIBOR US + 0.85%), 2.08%, 12/15/20 (a)(b)	1,940	1,945,684
Total Asset-Backed Securities — 16.7%		106,307,658

Corporate Bonds
Aerospace & Defense — 0.8%
General Dynamics Corp., 2.63%, 11/15/27	1,000	967,757
Harris Corp., 2.00%, 4/27/18	395	395,690
L-3 Communications Corp.:
4.75%, 7/15/20	720	769,263
4.95%, 2/15/21	1,618	1,735,263
Rockwell Collins, Inc., 2.80%, 3/15/22	1,175	1,187,576

		5,055,549
Auto Components — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	465	468,952
6.00%, 8/01/20	525	541,774
Lear Corp.:
5.38%, 3/15/24	1,115	1,187,933
5.25%, 1/15/25	900	962,025
3.80%, 9/15/27	517	515,038
ZF North America Capital, Inc., 4.50%, 4/29/22 (b)	350	367,938

		4,043,660
Automobiles — 0.2%
General Motors Co.:
5.00%, 4/01/35	500	510,286
5.20%, 4/01/45	500	503,340

Corporate Bonds	Par (000)	Value
Automobiles (continued)
General Motors Co. (continued):
6.75%, 4/01/46	$190	$228,875

		1,242,501
Banks — 4.6%
Australia & New Zealand Banking Group Ltd., 2.05%, 9/23/19	1,900	1,902,570
Banco Santander SA, 3.50%, 4/11/22	1,000	1,024,113
Bank of Montreal, 2.10%, 12/12/19	765	767,746
Capital One Financial Corp., 2.50%, 5/12/20	550	552,561
Capital One NA/Mclean VA, 2.65%, 8/08/22	1,300	1,293,525
Citibank NA, 2.10%, 6/12/20	1,150	1,151,962
Citizens Bank Providence, 2.25%, 3/02/20	450	450,595
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 1/14/19	1,160	1,168,318
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 4/16/21	1,030	1,056,945
3.80%, 9/15/22	670	695,429
Discover Bank, 4.20%, 8/08/23	600	636,675
Discover Bank Delaware, 2.00%, 2/21/18	870	871,296
HSBC Bank USA NA, 5.88%, 11/01/34	590	735,602
HSBC Holdings PLC:
3.40%, 3/08/21	1,525	1,572,480
3.60%, 5/25/23	900	936,584
3.90%, 5/25/26	1,500	1,569,884
4.38%, 11/23/26	210	218,919
6.50%, 9/15/37	400	531,103
5.25%, 3/14/44	350	411,275
Huntington National Bank, 2.38%, 3/10/20	600	603,484
ING Groep NV, 3.15%, 3/29/22	415	422,896
National Bank of Canada, 2.15%, 6/12/20	1,000	999,664
Sumitomo Mitsui Banking Corp.:
1.76%, 10/19/18	420	419,988
1.97%, 1/11/19	920	920,936
Svenska Handelsbanken AB, 2.45%, 3/30/21	800	805,680
Wells Fargo & Co.:
2.13%, 4/22/19	1,370	1,377,533
1.75%, 5/24/19	2,200	2,198,477
2.15%, 12/06/19	1,000	1,005,277

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Westpac Banking Corp.:
1.60%, 8/19/19	$1,700	$1,692,292
2.15%, 3/06/20	1,300	1,304,446

		29,298,255
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21	530	538,607
3.30%, 2/01/23	700	725,742
Constellation Brands, Inc., 3.70%, 12/06/26	1,400	1,431,932
Molson Coors Brewing Co.:
1.45%, 7/15/19	175	173,097
2.25%, 3/15/20 (b)	405	404,748

		3,274,126
Biotechnology — 0.8%
Amgen, Inc., 2.65%, 5/11/22	820	826,695
Biogen, Inc., 2.90%, 9/15/20	265	271,499
Celgene Corp.:
2.30%, 8/15/18	600	603,410
2.25%, 8/15/21	1,700	1,691,585
Gilead Sciences, Inc.:
2.05%, 4/01/19	1,480	1,486,582
2.55%, 9/01/20	290	295,156

		5,174,927
Capital Markets — 4.4%
Bear Stearns Cos. LLC, 6.40%, 10/02/17	760	760,000
Charles Schwab Corp., 3.20%, 3/02/27	1,000	1,005,987
CME Group, Inc., 3.00%, 3/15/25	1,200	1,216,701
Goldman Sachs Group, Inc.:
2.63%, 1/31/19	320	322,762
3.27%, 9/29/25 (d)	1,000	1,001,303
7.50%, 2/15/19	360	386,643
2.00%, 4/25/19	155	154,976
2.55%, 10/23/19	460	465,258
2.30%, 12/13/19	1,055	1,059,559
6.00%, 6/15/20	1,040	1,141,486
2.35%, 11/15/21	490	485,809
3.75%, 2/25/26	1,900	1,945,083
3.50%, 11/16/26	365	365,989
3.85%, 1/26/27	1,090	1,113,614
6.75%, 10/01/37	500	659,646
6.25%, 2/01/41	990	1,306,886
Jefferies Group LLC, 4.85%, 1/15/27	1,700	1,784,382
Legg Mason, Inc.:
2.70%, 7/15/19	1,285	1,300,196

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
4.75%, 3/15/26	75	79,676
Morgan Stanley:
2.20%, 12/07/18	$450	$451,830
2.50%, 1/24/19	1,140	1,149,525
5.63%, 9/23/19	2,940	3,140,227
2.63%, 11/17/21	1,195	1,199,257
2.75%, 5/19/22	700	703,873
3.13%, 7/27/26	1,000	980,866
3.63%, 1/20/27	300	304,075
6.38%, 7/24/42	460	618,474
4.30%, 1/27/45	1,400	1,467,577
TD Ameritrade Holding Corp., 3.30%, 4/01/27	1,400	1,408,766

		27,980,426
Chemicals — 0.6%
LyondellBasell Industries NV, 5.00%, 4/15/19	868	900,630
Monsanto Co.:
2.13%, 7/15/19	275	275,574
2.75%, 7/15/21	360	364,480
3.95%, 4/15/45	680	642,399
RPM International, Inc., 6.13%, 10/15/19	743	803,458
Sherwin-Williams Co.:
2.25%, 5/15/20	290	291,148
3.13%, 6/01/24	265	266,332

		3,544,021
Communications Equipment — 0.0%
Juniper Networks, Inc., 4.50%, 3/15/24	225	239,191
Consumer Finance — 1.8%
American Express Co., 2.50%, 8/01/22	1,000	998,855
Autodesk, Inc., 3.50%, 6/15/27	1,245	1,241,921
Capital One Bank USA NA, 2.15%, 11/21/18	730	731,861
Capital One NA, 2.35%, 1/31/20	1,500	1,507,947
CDK Global, Inc., 4.88%, 6/01/27 (b)	185	190,088
MasterCard, Inc.:
3.38%, 4/01/24	900	939,508
2.95%, 11/21/26	1,335	1,334,914
S&P Global, Inc., 2.95%, 1/22/27	285	274,125
Synchrony Financial, 3.00%, 8/15/19	1,540	1,565,173
Visa, Inc.:
2.75%, 9/15/27	795	781,247
4.30%, 12/14/45	1,485	1,643,363

		11,209,002

4	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Containers & Packaging — 0.0%
Ball Corp., 4.38%, 12/15/20	$195	$204,750
Diversified Financial Services — 5.6%
Bank of America Corp.:
6.88%, 4/25/18	1,060	1,090,511
5.49%, 3/15/19	600	626,939
5.63%, 7/01/20	510	555,462
(3 mo. LIBOR US + 1.02%), 2.88%, 4/24/23 (c)	2,000	2,008,670
BNP Paribas SA, 2.40%, 12/12/18	600	604,580
Citigroup, Inc.:
1.80%, 2/05/18	1,710	1,710,010
2.50%, 9/26/18	900	905,987
2.05%, 6/07/19	200	200,154
2.50%, 7/29/19	1,620	1,633,565
4.50%, 1/14/22	1,000	1,075,747
2.75%, 4/25/22	1,400	1,406,731
(3 mo. LIBOR US + 1.39%), 3.67%, 7/24/28 (c)	1,300	1,312,732
Ford Motor Credit Co. LLC:
1.72%, 12/06/17	1,690	1,690,118
2.02%, 5/03/19	1,650	1,649,028
1.90%, 8/12/19	615	611,995
2.43%, 6/12/20	1,010	1,010,101
General Motors Financial Co., Inc.:
2.40%, 5/09/19	1,700	1,707,473
2.65%, 4/13/20	1,000	1,007,502
4.20%, 3/01/21	1,200	1,257,806
3.45%, 4/10/22	780	792,816
3.70%, 5/09/23	400	407,632
4.30%, 7/13/25	280	289,096
5.25%, 3/01/26	580	629,623
Intercontinental Exchange, Inc., 2.50%, 10/15/18	900	907,023
JPMorgan Chase & Co.:
4.25%, 10/15/20	1,770	1,873,970
2.55%, 3/01/21	1,100	1,110,998
3.25%, 9/23/22	780	806,380
3.20%, 1/25/23	580	594,836
(3 mo. LIBOR US + 1.16%), 3.22%, 3/01/25 (c)	1,000	1,016,073
2.95%, 10/01/26	1,700	1,663,795
3.63%, 12/01/27	700	702,019
(3 mo. LIBOR US + 1.34%), 3.78%, 2/01/28 (c)	600	617,444
4.85%, 2/01/44	300	344,239
4.95%, 6/01/45	340	387,132
JPMorgan Chase Bank NA, 6.00%, 10/01/17	800	800,000
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22	335	339,610
Nasdaq, Inc., 3.85%, 6/30/26	232	238,694

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
ORIX Corp., 2.90%, 7/18/22	$325	$326,234

		35,912,725
Diversified Telecommunication Services — 2.3%
AT&T, Inc.:
2.38%, 11/27/18	1,645	1,654,755
2.45%, 6/30/20	350	352,495
3.20%, 3/01/22	810	826,071
2.85%, 2/14/23	630	626,044
3.40%, 8/14/24	1,000	1,001,557
4.25%, 3/01/27	1,400	1,440,991
5.15%, 3/15/42	1,120	1,131,948
4.50%, 3/09/48	364	335,768
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23	1,270	1,329,091
Verizon Communications, Inc.:
2.95%, 3/15/22	1,376	1,399,315
3.13%, 3/16/22	1,400	1,434,590
3.50%, 11/01/24	1,700	1,730,936
4.50%, 8/10/33	1,500	1,536,885

		14,800,446
Electric Utilities — 1.1%
Duke Energy Corp., 5.05%, 9/15/19	400	422,847
IPALCO Enterprises, Inc., 3.70%, 9/01/24 (b)	275	275,673
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/01/18	505	504,780
2.70%, 9/15/19	1,040	1,052,425
3.55%, 5/01/27	645	662,951
Pacific Gas & Electric Co.:
5.63%, 11/30/17	460	463,064
3.25%, 9/15/21	430	444,002
PacifiCorp, 5.50%, 1/15/19	400	418,276
Progress Energy, Inc.:
4.88%, 12/01/19	920	973,823
4.40%, 1/15/21	1,110	1,174,106
Tampa Electric Co., 2.60%, 9/15/22	600	597,789

		6,989,736
Electrical Equipment — 0.3%
Amphenol Corp., 2.55%, 1/30/19	600	603,893
Roper Industries, Inc., 2.05%, 10/01/18	1,040	1,042,506

		1,646,399
Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics, Inc., 3.25%, 9/08/24	395	390,557

See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Flextronics International Ltd., 5.00%, 2/15/23	$375	$407,712
Fortive Corp., 1.80%, 6/15/19	405	404,627
Tech Data Corp., 4.95%, 2/15/27	560	577,611
Tyco Electronics Group SA:
6.55%, 10/01/17	860	860,000
3.13%, 8/15/27	210	209,421

		2,849,928
Food & Staples Retailing — 0.3%
Lamb Weston Holdings, Inc., 4.88%, 11/01/26 (b)	150	157,500
McCormick & Co., Inc., 2.70%, 8/15/22	700	703,304
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	720	729,836

		1,590,640
Food Products — 0.5%
Kellogg Co., 2.65%, 12/01/23	1,100	1,092,935
Kraft Heinz Foods Co., 3.00%, 6/01/26	1,300	1,245,260
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (b)	860	887,950

		3,226,145
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories:
2.00%, 9/15/18	575	576,489
2.35%, 11/22/19	1,070	1,078,714
3.40%, 11/30/23	1,300	1,340,500
3.75%, 11/30/26	1,000	1,026,101
Baxter International, Inc., 2.60%, 8/15/26	2,310	2,196,779
Becton Dickinson & Co.:
2.68%, 12/15/19	292	295,506
2.40%, 6/05/20	480	481,684
2.89%, 6/06/22	470	471,529
3.36%, 6/06/24	2,223	2,243,740
Boston Scientific Corp.:
2.65%, 10/01/18	600	605,369
2.85%, 5/15/20	225	228,755
3.85%, 5/15/25	1,300	1,349,732
Covidien International Finance SA, 4.20%, 6/15/20	1,485	1,567,011
Stryker Corp., 2.63%, 3/15/21	245	247,926
Thermo Fisher Scientific, Inc., 2.15%, 12/14/18	340	341,509

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc.:
2.00%, 4/01/18	$530	$530,544
2.70%, 4/01/20	1,340	1,353,374

		15,935,262
Health Care Providers & Services — 0.7%
HCA, Inc., 3.75%, 3/15/19	935	954,869
Laboratory Corp. of America Holdings, 3.60%, 2/01/25	525	535,419
Omega Healthcare Investors, Inc., 4.95%, 4/01/24	1,100	1,153,120
Quest Diagnostics, Inc., 2.50%, 3/30/20	705	708,438
UnitedHealth Group, Inc.:
3.10%, 3/15/26	400	404,678
4.75%, 7/15/45	800	923,885

		4,680,409
Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.:
3.50%, 3/01/27	1,100	1,130,693
6.30%, 10/15/37	310	402,333
4.88%, 12/09/45	550	619,129
Wyndham Worldwide Corp.:
3.90%, 3/01/23	1,106	1,105,033
4.15%, 4/01/24	1,000	1,013,933

		4,271,121
Household Products — 0.0%
Newell Brands, Inc., 2.60%, 3/29/19	65	65,520
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Group, Inc., 5.15%, 12/01/20	360	388,915
PSEG Power LLC:
2.45%, 11/15/18	140	140,687
4.15%, 9/15/21	350	368,818

		898,420
Insurance — 1.0%
Allstate Corp., 4.20%, 12/15/46	110	116,965
American Financial Group, Inc., 3.50%, 8/15/26	550	550,482
American International Group, Inc., 3.30%, 3/01/21	320	329,720
Berkshire Hathaway, Inc., 3.13%, 3/15/26	1,355	1,370,371
Chubb INA Holdings, Inc., 3.35%, 5/15/24	660	683,346

See Notes to Financial Statements.

6	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Insurance (continued)
Fidelity National Financial, Inc., 5.50%, 9/01/22	$385	$422,090
Markel Corp., 5.35%, 6/01/21	400	435,894
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	880	885,207
3.30%, 3/14/23	175	181,005
Willis Group Holdings PLC, 5.75%, 3/15/21	350	384,611
Willis North America, Inc., 3.60%, 5/15/24	900	920,678

		6,280,369
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 2.80%, 8/22/24 (b)	440	441,690
Internet Software & Services — 1.5%
Baidu, Inc., 3.25%, 8/06/18	2,060	2,079,232
eBay, Inc.:
2.20%, 8/01/19	1,600	1,606,578
2.75%, 1/30/23	1,000	996,851
Equinix, Inc.:
5.38%, 1/01/22	555	581,917
5.75%, 1/01/25	430	462,788
Expedia, Inc., 5.00%, 2/15/26	1,525	1,658,460
Priceline Group, Inc., 3.60%, 6/01/26	1,745	1,774,199
VeriSign, Inc., 4.63%, 5/01/23	415	428,488

		9,588,513
IT Services — 1.0%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19	1,795	1,809,681
3.60%, 11/28/24	445	461,165
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	720	713,449
CBOE Holdings, Inc., 3.65%, 1/12/27	300	307,194
DXC Technology Co.:
2.88%, 3/27/20	50	50,667
4.25%, 4/15/24	1,020	1,073,162
Fidelity National Information Services, Inc., 3.63%, 10/15/20	714	743,501
Xerox Corp., 3.63%, 3/15/23	1,300	1,289,116

		6,447,935
Machinery — 0.0%
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19	140	141,596
Media — 1.6%
Altice Financing SA, 6.63%, 2/15/23 (b)	480	508,800

Corporate Bonds	Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20	$395	$405,498
4.91%, 7/23/25	1,350	1,443,171
3.75%, 2/15/28 (b)	700	684,983
6.48%, 10/23/45	600	704,206
Comcast Corp., 3.30%, 2/01/27	1,400	1,419,302
DISH DBS Corp.:
7.88%, 9/01/19	780	852,150
6.75%, 6/01/21	360	396,000
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22	260	268,775
Time Warner Cable, Inc., 5.00%, 2/01/20	680	718,923
Time Warner, Inc.:
2.10%, 6/01/19	1,220	1,222,012
3.60%, 7/15/25	375	376,339
2.95%, 7/15/26	1,325	1,251,423

		10,251,582
Metals & Mining — 0.1%
Southern Copper Corp., 5.88%, 4/23/45	500	569,440
Vale Overseas Ltd., 4.38%, 1/11/22	148	154,216

		723,656
Multi-Utilities — 0.2%
Dominion Energy, Inc., 2.58%, 7/01/20	170	171,419
Dominion Resources, Inc.:
6.40%, 6/15/18	330	340,455
4.45%, 3/15/21	630	674,031
SCANA Corp., 4.13%, 2/01/22	170	175,132

		1,361,037
Office Supplies & Equipment — 0.5%
VMware, Inc.:
2.30%, 8/21/20	390	391,142
2.95%, 8/21/22	1,050	1,056,271
3.90%, 8/21/27	1,700	1,718,510

		3,165,923
Oil, Gas & Consumable Fuels — 3.3%
BP Capital Markets PLC:
2.24%, 5/10/19	900	906,596
2.11%, 9/16/21	1,040	1,035,372
Buckeye Partners LP:
2.65%, 11/15/18	1,460	1,466,030
4.15%, 7/01/23	234	242,375
4.35%, 10/15/24	580	597,277

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd., 2.95%, 1/15/23	$365	$362,865
Enable Midstream Partners LP:
3.90%, 5/15/24	500	502,671
4.40%, 3/15/27	100	101,711
Energy Transfer Partners LP:
9.70%, 3/15/19	262	289,394
9.00%, 4/15/19	123	135,366
Kinder Morgan, Inc., 3.05%, 12/01/19	265	269,792
Marathon Petroleum Corp., 2.70%, 12/14/18	1,600	1,611,012
ONEOK Partners LP, 6.13%, 2/01/41	800	921,122
Petroleos Mexicanos:
5.50%, 2/04/19	700	729,400
4.88%, 1/24/22	400	419,500
4.63%, 9/21/23	635	655,891
6.38%, 1/23/45	660	671,550
Sabine Pass Liquefaction LLC:
5.75%, 5/15/24	900	1,001,226
5.88%, 6/30/26	1,600	1,785,332
4.20%, 3/15/28	210	211,693
Statoil ASA, 2.75%, 11/10/21	1,680	1,712,658
Valero Energy Corp., 3.40%, 9/15/26	875	863,203
Western Gas Partners LP, 4.65%, 7/01/26	550	576,470
Williams Partners LP:
4.30%, 3/04/24	1,900	2,004,352
3.90%, 1/15/25	450	459,255
4.00%, 9/15/25	125	127,854
3.75%, 6/15/27	1,000	998,553

		20,658,520
Paper & Forest Products — 0.1%
Masco Corp., 3.50%, 11/15/27	725	718,162
Pharmaceuticals — 1.5%
AbbVie, Inc., 2.50%, 5/14/20	490	495,871
Actavis Funding SCS, 2.35%, 3/12/18	320	320,932
Baxalta, Inc., 2.88%, 6/23/20	775	786,578
Johnson & Johnson, 2.95%, 3/03/27	2,530	2,563,349
Novartis Capital Corp., 3.10%, 5/17/27	1,500	1,525,384
Pfizer, Inc., 7.20%, 3/15/39	500	737,582
Quest Diagnostics, Inc., 3.45%, 6/01/26	382	385,434
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	2,500	2,495,057

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Zoetis, Inc., 3.45%, 11/13/20	$355	$367,035

		9,677,222
Real Estate Investment Trusts (REITs) — 1.9%
Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	1,190	1,201,802
American Tower Corp.:
3.40%, 2/15/19	538	547,814
2.80%, 6/01/20	1,190	1,208,032
5.05%, 9/01/20	400	431,196
3.45%, 9/15/21	740	765,786
4.70%, 3/15/22	1,000	1,083,434
3.50%, 1/31/23	1,400	1,448,221
3.38%, 10/15/26	600	593,083
Corrections Corp. of America:
4.13%, 4/01/20	760	779,000
4.63%, 5/01/23	735	751,538
Senior Housing Properties Trust, 3.25%, 5/01/19	1,600	1,618,133
Simon Property Group LP, 4.13%, 12/01/21	1,000	1,064,049
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 9/17/19 (b)	655	660,779

		12,152,867
Semiconductors & Semiconductor Equipment — 1.7%
Applied Materials, Inc., 3.30%, 4/01/27	685	697,687
Broadcom Corp./Broadcom Cayman Finance Ltd. (b):
2.38%, 1/15/20	1,700	1,709,391
3.00%, 1/15/22	1,700	1,728,360
3.63%, 1/15/24	700	719,164
3.88%, 1/15/27	1,400	1,441,958
Intel Corp., 2.88%, 5/11/24	1,700	1,720,796
KLA-Tencor Corp., 3.38%, 11/01/19	280	287,042
Maxim Integrated Products, Inc., 3.45%, 6/15/27	1,160	1,166,993
NVIDIA Corp., 3.20%, 9/16/26	1,265	1,258,420
Xilinx, Inc., 2.95%, 6/01/24	345	345,531

		11,075,342
Software — 0.4%
Activision Blizzard, Inc., 2.30%, 9/15/21	200	198,872
Electronic Arts, Inc., 4.80%, 3/01/26	1,300	1,438,941
Microsoft Corp., 2.88%, 2/06/24	730	746,001

		2,383,814

8	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Specialty Retail — 0.3%
Home Depot, Inc., 5.40%, 9/15/40	$200	$247,506
L Brands, Inc., 8.50%, 6/15/19	1,190	1,307,512

		1,555,018
Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.:
3.00%, 2/09/24	290	297,177
3.00%, 6/20/27	925	924,445
Dell International LLC/EMC Corp., 3.48%, 6/01/19 (b)	300	305,957
Hewlett Packard Enterprise Co.:
2.10%, 10/04/19 (b)	455	455,154
4.90%, 10/15/25	1,300	1,375,228
HP, Inc., 2.75%, 1/14/19	1,300	1,309,177
Seagate HDD Cayman, 4.25%, 3/01/22 (b)	960	954,628

		5,621,766
Tobacco — 1.5%
Altria Group, Inc.:
5.38%, 1/31/44	1,435	1,729,135
3.88%, 9/16/46	350	342,122
BAT Capital Corp. (b):
2.30%, 8/14/20	1,205	1,208,849
2.76%, 8/15/22	1,070	1,076,012
3.22%, 8/15/24	1,000	1,002,464
Philip Morris International, Inc.:
2.00%, 2/21/20	600	600,719
6.38%, 5/16/38	760	1,012,426
Reynolds American, Inc.:
2.30%, 6/12/18	2,020	2,028,877
3.25%, 6/12/20	127	130,509
4.00%, 6/12/22	305	322,206
5.85%, 8/15/45	300	367,080

		9,820,399
Wireless Telecommunication Services — 0.6%
American Tower Corp., 2.25%, 1/15/22	960	944,427
Crown Castle International Corp.:
2.25%, 9/01/21	275	271,206
4.88%, 4/15/22	830	901,427
5.25%, 1/15/23	400	442,801
3.20%, 9/01/24	500	497,627
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (b)	660	669,900

		3,727,388
Total Corporate Bonds — 47.1%		299,925,958

Foreign Agency Obligations	Par (000)	Value
Colombia Government International Bond:
4.00%, 2/26/24	$740	$771,080
4.50%, 1/28/26	730	779,640
5.63%, 2/26/44	500	559,000
Iraq Government AID Bond, 2.15%, 1/18/22	625	626,837
Mexico Government International Bond:
3.50%, 1/21/21	865	905,655
4.15%, 3/28/27	325	341,591
6.75%, 9/27/34	720	943,920
Uruguay Government International Bond, 5.10%, 6/18/50	500	527,500
Total Foreign Agency Obligations — 0.9%		5,455,223

Investment Companies (j)	Shares
iShares 0-5 Year TIPS Bond ETF	1	100
iShares 1-3 Year Treasury Bond ETF	1	84
iShares 10-20 Year Treasury Bond ETF	1	136
iShares 3-7 Year Treasury Bond ETF	1	124
iShares 7-10 Year Treasury Bond ETF	1	107
iShares Agency Bond ETF	1	114
iShares Core U.S. Treasury Bond ETF	1	25
iShares iBoxx USD High Yield Corporate Bond ETF (e)	270,000	23,965,200
iShares Short Treasury Bond ETF	1	110
iShares TIPS Bond ETF	1	114
Total Investment Companies — 3.8%		23,966,114

Non-Agency Mortgage-Backed Securities	Par (000)
Collateralized Mortgage Obligations — 4.3%
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 2/25/21	$15	15,706
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 1/25/35 (b)(d)	156	162,671
Fannie Mae Connecticut Avenue Securities:
Series 2013-C01, Class M1, (1 mo. LIBOR US + 2.00%), 3.24%, 10/25/23 (a)	960	967,808

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017	9

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (continued):
Series 2014-C01, Class M1, (1 mo. LIBOR US + 1.60%), 2.84%, 1/25/24 (a)	$388	$390,980
Series 2014-C02, Class 1M1, (1 mo. LIBOR US + 0.95%), 2.19%, 5/25/24 (a)	899	902,356
Series 2014-C03, Class 1M1 , (1 mo. LIBOR US + 1.20%), 2.44%, 7/25/24 (a)	273	273,789
Series 2016-C02, Class 1M1, (1 mo. LIBOR US + 2.15%), 3.39%, 9/25/28 (a)	1,132	1,144,859
Series 2016-C07, Class 2M1, (1 mo. LIBOR US + 1.30%), 2.54%, 5/25/29 (a)	1,702	1,710,084
Series 2017-C02, Class 1M1, (1 mo. LIBOR US + 1.15%), 2.39%, 9/25/29 (a)	2,051	2,065,414
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 2.09%, 11/25/29 (a)	2,334	2,340,559
Series 2017-C06, Class 1M1, 1.99%, 2/25/30 (d)	983	984,115
Series 2017-C06, Class 2M1, 1.99%, 2/25/30 (d)	437	437,493
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2013-DN1, Class M1, (1 mo. LIBOR US + 3.40%), 4.64%, 7/25/23 (a)	848	856,966
Series 2013-DN2, Class M1, (1 mo. LIBOR US + 1.45%), 2.69%, 11/25/23 (a)	523	524,427
Series 2014-DN2, Class M2, (1 mo. LIBOR US + 1.65%), 2.89%, 4/25/24 (a)	1,788	1,810,835
Series 2014-HQ1, Class M2, (1 mo. LIBOR US + 2.50%), 3.74%, 8/25/24 (a)	880	887,576
Series 2014-HQ2, Class M1, (1 mo. LIBOR US + 1.45%), 2.69%, 9/25/24 (a)	20	20,205
Series 2014-HQ3, Class M2, (1 mo. LIBOR US + 2.65%), 3.89%, 10/25/24 (a)	340	341,363

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued):
Series 2015-DN1, Class M2, (1 mo. LIBOR US + 2.40%), 3.64%, 1/25/25 (a)	$298	$298,453
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 5.39%, 1/25/25 (a)	2,314	2,486,855
Series 2015-HQ1, Class M3, (1 mo. LIBOR US + 3.80%), 5.04%, 3/25/25 (a)	860	926,131
Series 2015-HQA1, Class M2, (1 mo. LIBOR US + 2.65%), 3.89%, 3/25/28 (a)	2,611	2,668,053
Series 2016-DNA1, Class M2, (1 mo. LIBOR US + 2.90%), 4.14%, 7/25/28 (a)	460	475,336
Series 2016-HQA1, Class M1, (1 mo. LIBOR US + 1.75%), 2.99%, 9/25/28 (a)	629	630,638
Series 2016-HQA3, Class M1, (1 mo. LIBOR US + 0.80%), 2.04%, 3/25/29 (a)	1,100	1,102,501
Series 2017-DNA1, Class M1, (1 mo. LIBOR US + 1.20%), 2.44%, 7/25/29 (a)	1,011	1,022,268
Series 2017-DNA3, Class M1, 1.98%, 3/25/30 (d)(f)	1,670	1,670,000
Nomura Resecuritization Trust, Series 2014-1R, Class 5A1, (1 mo. LIBOR US + 0.15%), 1.38%, 10/26/36 (a)(b)	271	267,921
RALI Trust, Series 2004-QS9, Class A1, 5.00%, 6/25/19	17	16,834

		27,402,196
Commercial Mortgage-Backed Securities — 2.4%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.51%, 9/15/48 (d)	360	378,076
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Class A4, 6.43%, 12/10/49 (d)	120	119,413
Series 2016-GC36, Class A5, 3.62%, 2/10/49	550	570,763
Commercial Mortgage Trust:
Series 2008-LS1, Class A4B, 6.27%, 12/10/49 (d)	31	31,444

10	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust (continued) :
Series 2013-CR11, Class B, 5.16%, 8/10/50 (d)	$380	$413,182
Series 2013-LC6, Class AM, 3.28%, 1/10/46	400	406,455
Commercial Mortgage Trust (continued) :
Series 2014-CR17, Class A5, 3.98%, 5/10/47	670	713,825
DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.20%, 5/10/49 (d)	330	336,125
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B, 4.15%, 5/10/50 (d)	300	296,284
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class AS, 4.09%, 5/10/45	280	293,749
Series 2013-GC13, Class A5, 4.17%, 7/10/46 (d)	170	183,623
Series 2013-GC16, Class A3, 4.24%, 11/10/46	480	519,833
Series 2014-GC20, Class A5, 4.00%, 4/10/47	730	775,788
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 8/15/46 (d)	430	460,923
Series 2013-C14, Class AS, 4.41%, 8/15/46 (d)	240	256,507
Series 2013-C17, Class A4, 4.20%, 1/15/47	750	806,794
Series 2014-C19, Class A4, 4.00%, 4/15/47	1,320	1,403,724
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 8/15/46	282	298,045
Series 2012-CBX, Class AS, 4.27%, 6/15/45	350	369,971
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4:
Series 2013-C10, 4.22%, 7/15/46 (d)	470	505,318
Series 2013-C13, 4.04%, 11/15/46	460	489,491
Series 2015-C20, 3.25%, 2/15/48	1,040	1,054,751
Morgan Stanley Capital I Trust, Class A4:
Series 2012-C4, 3.24%, 3/15/45	680	701,141
Series 2015-MS1, 3.78%, 5/15/48 (d)	550	577,423

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	$505	$511,336
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	525,286
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 8/15/45	640	663,112
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	467,867
Series 2013-C18, Class A5, 4.16%, 12/15/46 (d)	570	613,926
Series 2014-C23, Class A4, 3.65%, 10/15/57	330	344,848

		15,089,023
Total Non-Agency Mortgage-Backed Securities — 6.7%		42,491,219

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal Home Loan Bank, 5.00%, 9/28/29	500	605,612
Collateralized Mortgage Obligations — 1.8%
Fannie Mae Connecticut Avenue Securities (a):
Series 2014-C02, Class 2M1, (1 mo. LIBOR US + 0.95%), 2.19%, 5/25/24	247	246,614
Series 2014-C03, Class 2M1., (1 mo. LIBOR US + 1.20%), 2.44%, 7/25/24	35	35,033
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 4.14%, 7/25/24	500	522,186
Series 2015-C04, Class 2M1, (1 mo. LIBOR US + 1.70%), 2.94%, 4/25/28	25	25,141
Series 2016-C03, Class 2M1, (1 mo. LIBOR US + 2.20%), 3.44%, 10/25/28	2,603	2,629,177
Series 2016-C04, Class 1M1, (1 mo. LIBOR US + 1.45%), 2.69%, 1/25/29	3,700	3,734,675
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 5.69%, 1/25/29	490	536,927
Series 2016-C05, Class 2M1, (1 mo. LIBOR US + 1.35%), 2.59%, 1/25/29	1,997	2,007,981

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017	11

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (a) (continued):
Series 2017-C01, Class 1M1, (1 mo. LIBOR US + 1.30%), 2.54%, 7/25/29	$1,811	$1,828,276

		11,566,010
Commercial Mortgage-Backed Securities — 0.6%
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2:
Series K056, 2.53%, 5/25/26	1,330	1,306,863
Series K025, 2.68%, 10/25/22	900	915,354
Series K031, 3.30%, 4/25/23 (d)	281	294,208
Series K062, 3.41%, 12/25/26	1,640	1,715,898

		4,232,323
Mortgage-Backed Securities — 49.5%
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.53%), 1.87%, 4/01/43 (a)	90	92,552
(12 mo. LIBOR US + 1.53%), 1.91%, 5/01/43 (a)	133	136,864
(12 mo. LIBOR US + 1.54%), 2.05%, 6/01/43 (a)	225	228,418
2.50%, 9/01/28 - 4/01/45	618	602,345
(12 mo. LIBOR US + 1.77%), 2.76%, 1/01/42 (a)	112	116,533
3.00%, 8/01/27 - 1/01/47	3,729	3,804,298
3.00%, 10/01/32 - 10/01/47 (g)	1,325	1,333,558
(12 mo. LIBOR US + 1.82%), 3.29%, 9/01/41 (a)	106	110,366
(12 mo. LIBOR US + 1.81%), 3.44%, 2/01/42 (a)	10	10,334
(12 mo. LIBOR US + 1.72%), 3.47%, 4/01/40 (a)	29	30,697
3.50%, 11/01/31 - 8/01/47	12,421	12,853,841
3.50%, 10/01/47 (g)	46,656	48,092,337
(12 mo. LIBOR US + 1.76%), 3.51%, 8/01/41 (a)	138	144,521
4.00%, 8/01/25 - 10/01/47 (g)	54,863	57,806,784
4.50%, 7/01/25 - 10/01/47 (h)	12,229	13,183,671
4.50%, 10/01/47 - 11/01/47 (g)	45,832	49,175,797
5.00%, 1/01/18 - 5/01/41	2,587	2,828,545

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
5.00%, 10/01/47 (h)	$13,351	$14,564,589
5.50%, 9/01/19 - 8/01/37	1,663	1,853,027
6.00%, 11/01/22 - 8/01/38	1,011	1,146,998
6.50%, 12/01/30 - 12/01/32	1,267	1,445,412
Freddie Mac Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.50%), 1.73%, 6/01/43 (a)	48	49,622
(12 mo. LIBOR US + 1.65%), 2.46%, 5/01/43 (a)	168	169,434
(12 mo. LIBOR US + 1.60%), 2.52%, 8/01/43 (a)	75	76,147
3.00%, 5/01/27 - 10/01/47 (g)	2,304	2,361,811
(12 mo. LIBOR US + 1.89%), 3.23%, 7/01/41 (a)	91	95,314
(12 mo. LIBOR US + 1.75%), 3.46%, 2/01/40 (a)	145	151,748
(12 mo. LIBOR US + 1.79%), 3.47%, 8/01/41 (a)	100	104,364
(12 mo. LIBOR US + 1.90%), 3.49%, 1/01/42 (a)	4	4,353
3.50%, 3/01/32 - 3/01/47	4,140	4,291,464
(12 mo. LIBOR US + 1.75%), 3.50%, 4/01/38 (a)	241	252,835
3.50%, 10/01/47 (g)	9,063	9,344,803
4.00%, 3/01/26 - 9/01/47 (f)(g)	8,745	9,217,366
4.00%, 10/01/47 (g)	3,412	3,591,880
4.50%, 8/01/20 - 6/01/47 (g)	10,046	10,807,027
4.50%, 10/01/47 (g)	930	996,989
5.00%, 10/01/20 - 10/01/47 (g)	3,370	3,653,160
5.50%, 5/01/34 - 10/01/47 (g)	917	1,022,366
6.00%, 9/01/36 - 1/01/38	404	457,847
6.50%, 5/01/21 - 7/01/32	507	592,107
Ginnie Mae Mortgage-Backed Securities:
3.00%, 12/20/46 - 10/01/47 (g)	4,182	4,239,758
3.50%, 1/15/41 - 10/01/47 (g)	19,531	20,333,369
4.00%, 9/15/40 - 10/01/47 (g)	13,471	14,240,427
4.50%, 3/15/39 - 10/01/47 (g)	6,940	7,446,099

12	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued):
4.50%, 8/20/47 - 9/20/47 (g)	$5,992	$6,407,404
5.00%, 10/20/39 - 10/01/47 (g)	3,430	3,751,279
5.50%, 6/15/34 - 7/20/40	1,148	1,271,764
6.00%, 9/20/38 - 10/20/38	330	372,361

		314,864,585
Total U.S. Government Sponsored Agency Securities — 52.0%		331,268,530
Total Long-Term Investments (Cost — $802,834,551) — 127.2%		809,414,702

Short-Term Securities	Shares
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (h)(i)(j)	17,927,299	17,932,677
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97%, 12/31/50 (i)(j)	100,000	100,000
Total Short-Term Securities (Cost — $18,032,676) — 2.8%		18,032,677
Total Investments Before TBA Sale Commitments (Cost — $820,867,227) — 130.0%		827,447,379

TBA Sale Commitments	Par (000)	Value
Mortgage-Backed Securities — (5.3%)
Fannie Mae Mortgage-Backed Securities (g):
2.50%, 10/12/47	$375	$(362,988)
3.00%, 10/17/32 - 10/12/47	6,896	(7,038,945)
3.50%, 10/17/32 - 10/12/47	7,775	(8,034,246)
4.00%, 10/12/47	375	(394,805)
4.50%, 10/12/47	12,645	(13,571,416)
5.50%, 10/12/47	125	(138,320)
Freddie Mac Mortgage-Backed Securities (g):
3.00%, 10/17/32	199	(204,504)
3.50%, 10/17/32	1,200	(1,253,437)
4.00%, 10/12/47	1,496	(1,575,008)
Ginnie Mae Mortgage-Backed Securities (g):
2.50%, 10/23/47	200	(195,969)
4.50%, 10/23/47	500	(534,609)
5.50%, 10/23/47	675	(733,430)

		(34,037,677)
Total TBA Sale Commitments (Proceeds — $34,101,745) — (5.3%)		(34,037,677)
Total Investments, Net of TBA Sale Commitments (Cost — $786,765,482) — 124.7%		793,409,702
Liabilities in Excess of Other Assets — (24.7)%		(156,951,688)

Net Assets — 100.0%		$636,458,014

Notes to Schedule of Investments

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Security, or a portion of the security, is on loan.

(f)	When-issued security.

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017	13

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

(g)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$23,595,319	$(55,443)
Barclays Capital, Inc.	$5,635,359	$(15,937)
BNP Paribas Securities Corp.	$8,635,465	$(24,477)
Citigroup Global Markets, Inc.	$12,296,609	$(16,495)
Credit Suisse Securities (USA) LLC	$25,785,793	$(65,226)
Goldman Sachs & Co.	$1,885,252	$10,626
J.P. Morgan Securities LLC	$57,089,592	$(200,810)
Jefferies & Co.	$(342,164)	$673
Mizuho Securities USA, Inc.	$7,858,216	$(5,878)
Morgan Stanley & Co. LLC	$2,928,602	$(3,027)
Nomura Securities International, Inc.	$6,469,991	$(7,940)
Wells Fargo Securities , LLC	$2,800,654	$(9,852)

(h)	All or a portion of the security was purchased with the cash collateral from loaned securities.

(i)	Annualized 7-day yield as of period end.

(j)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/ or Related Parties	Par/Shares/ Investment Value Held at December 31, 2016	Par/ Shares/ Investment Value Purchased	Par/Shares/ Investment Value Sold	Par/Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss) [1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,917,163		(17,989,864)[2]	17,927,299	$17,932,677	$172,698	[3]	$(2,429)	$(291)
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	100,000	100,000	543		—	—
iShares 0-5 Year TIPS Bond ETF	1	—	—	1	100	1		—	—
iShares 1-3 Year Treasury Bond ETF	1	—	—	1	84	—		—	—
iShares 10-20 Year Treasury Bond ETF	1	—	—	1	136	2		—	3
iShares 3-7 Year Treasury Bond ETF	1	—	—	1	124	1		—	—
iShares 7-10 Year Treasury Bond ETF	1	—	—	1	107	1		—	2
iShares Agency Bond ETF	1	—	—	1	114	1		—	1
iShares Core U.S. Treasury Bond ETF	1	—	—	1	25	—		—	—
iShares Short Treasury Bond ETF	1	—	—	1	110	—		—	—
iShares TIPS Bond ETF	1	—	—	1	114	1		—	—
iShares iBoxx USD High Yield Corporate Bond ETF	—	270,000	—	270,000	23,965,200	604,723		—	438,885
Total					$41,998,791	$777,971		$(2,429)	$438,600

14	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

[1]	Includes net capital gain distributions, if applicable.

[2]	Represents net shares sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ABS	Asset-Backed Security	GBPLIBOR	British Pound London Interbank Offered Rate	PLN	Polish Zloty
BA	Bank Acceptance Rate	HIBOR	Hong Kong Interbank Offered Rate	S&P	Standard &Poor’s Global Ratings
BRL	Brazilian Real	INR	Indian Rupee	TRY	Turkish Lira
CBOE	Chicago Board Options Exchange	JIBAR	Johannesburg Interbank Offered Rate	TWD	Taiwan Dollar
CME	Chicago Mercantile Exchange	JPY	Japanese Yen	USD	U.S. Dollar
ETF	Exchange-Traded Fund	KRW	South Korean Won	WIBOR	Warsaw Interbank Offered Rate
EUR	Euro	LIBOR	London Interbank Offered Rate	ZAR	South African Rand
EURIBOR	Euro Interbank Offered Rate	MXN28D TIIE	Mexico Interbank TIIE 28 Day Rate
GBP	British Pound	OTC	Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bonds	115	December 2017	$11,460	$(41,743)
5-Year U.S. Treasury Note	111	December 2017	$13,043	(28,085)
Euro OAT	40	December 2017	$7,334	(39,281)
German Euro BTP	5	December 2017	$798	(3,610)
Long U.S. Treasury Bond	165	December 2017	$25,214	(324,494)
Ultra Long U.S. Treasury Bond	324	December 2017	$53,501	(651,921)

				(1,089,134)

Short Contracts
10-Year Canadian Bond	(132)	December 2017	$14,313	232,005
10-Year U.S. Treasury Note	(233)	December 2017	$29,198	78,084

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017	15

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts (continued)
10-Year U.S. Ultra Long Treasury Note	(20)	December 2017	$2,687	$4,849
2-Year U.S. Treasury Note	(161)	December 2017	$34,728	65,590
Euro Bund	(39)	December 2017	$7,422	(22,930)
UK Long Gilt Bond	(7)	December 2017	$1,162	5,250

				362,848
Total				$(726,286)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	870,000	USD	273,886	Citibank N.A.	10/03/17	$1,156
BRL	500,095	USD	157,858	Deutsche Bank AG	10/03/17	242
BRL	749,905	USD	236,712	Goldman Sachs International	10/03/17	363
USD	159,043	BRL	500,095	Deutsche Bank AG	10/03/17	943
USD	238,504	BRL	749,905	Goldman Sachs International	10/03/17	1,429
EUR	153,628	PLN	661,578	Citibank N.A.	12/14/17	761
EUR	92,238	PLN	396,949	Credit Suisse International	12/14/17	528
EUR	353,009	PLN	1,517,931	Credit Suisse International	12/14/17	2,367
EUR	61,451	PLN	264,658	Deutsche Bank AG	12/14/17	297
EUR	71,436	PLN	307,264	Deutsche Bank AG	12/14/17	454
EUR	666,281	PLN	2,865,490	HSBC Bank USA N.A.	12/14/17	4,332
EUR	153,623	PLN	661,325	JPMorgan Chase Bank N.A.	12/14/17	825
EUR	238,119	PLN	1,024,805	JPMorgan Chase Bank N.A.	12/14/17	1,350
EUR	550,000	USD	648,627	Bank of America N.A.	12/14/17	4,147
GBP	210,000	USD	282,174	Credit Suisse International	12/14/17	187
GBP	250,000	USD	331,089	HSBC Bank USA N.A.	12/14/17	5,054
USD	807,497	EUR	670,000	Citibank N.A.	12/14/17	12,300
USD	391,429	INR	25,300,000	Citibank N.A.	12/14/17	7,296
USD	430,825	JPY	47,000,000	Bank of America N.A.	12/14/17	11,863
USD	480,315	JPY	52,000,000	HSBC Bank USA N.A.	12/14/17	16,783
USD	1,340,424	KRW	1,525,000,000	Citibank N.A.	12/14/17	7,795
USD	647,419	KRW	740,000,000	Deutsche Bank AG	12/14/17	766
USD	786,219	KRW	890,000,000	Deutsche Bank AG	12/14/17	8,488
USD	69,024	TRY	249,794	Citibank N.A.	12/14/17	244
USD	392,125	TRY	1,390,000	Credit Suisse International	12/14/17	9,392
USD	605,428	TRY	2,190,206	HSBC Bank USA N.A.	12/14/17	2,361
USD	1,343,729	TWD	40,500,000	Deutsche Bank AG	12/14/17	3,432
USD	307,601	ZAR	4,142,418	Citibank N.A.	12/14/17	4,316
USD	169,738	ZAR	2,255,491	Credit Suisse International	12/14/17	4,604
USD	221,122	ZAR	2,944,509	Goldman Sachs International	12/14/17	5,542
USD	307,108	ZAR	4,131,344	HSBC Bank USA N.A.	12/14/17	4,634
USD	61,420	ZAR	826,238	JPMorgan Chase Bank N.A.	12/14/17	928

						125,179

BRL	380,000	USD	120,455	Deutsche Bank AG	10/03/17	(322)

16	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	274,621	BRL	870,000	Citibank N.A.	10/03/17	$(421)
USD	119,949	BRL	380,000	Deutsche Bank AG	10/03/17	(184)
USD	670,549	BRL	2,130,000	Goldman Sachs International	11/03/17	(74)
USD	324,544	BRL	1,040,000	JPMorgan Chase Bank N.A.	11/03/17	(2,897)
EUR	23,055	PLN	100,000	BNP Paribas S.A.	12/14/17	(83)
EUR	597,148	USD	713,610	Citibank N.A.	12/14/17	(4,878)
EUR	1,130,000	USD	1,344,243	Citibank N.A.	12/14/17	(3,090)
EUR	72,852	USD	87,069	Goldman Sachs International	12/14/17	(604)
GBP	305,712	USD	413,381	Goldman Sachs International	12/14/17	(2,329)
GBP	74,288	USD	100,466	JPMorgan Chase Bank N.A.	12/14/17	(581)
INR	25,300,000	USD	392,431	Goldman Sachs International	12/14/17	(8,297)
JPY	34,184,111	USD	305,112	Deutsche Bank AG	12/14/17	(392)
JPY	88,000,000	USD	791,394	HSBC Bank USA N.A.	12/14/17	(6,955)
JPY	99,000,000	USD	900,046	HSBC Bank USA N.A.	12/14/17	(17,552)
JPY	11,815,889	USD	105,456	JPMorgan Chase Bank N.A.	12/14/17	(128)
KRW	890,000,000	USD	786,295	Morgan Stanley & Co. International PLC	12/14/17	(8,564)
PLN	2,850,000	EUR	668,487	Deutsche Bank AG	12/14/17	(11,202)
TRY	1,390,000	USD	398,402	Bank of America N.A.	12/14/17	(15,669)
TWD	23,900,000	USD	802,417	Deutsche Bank AG	12/14/17	(11,476)
USD	331,150	GBP	250,000	Deutsche Bank AG	12/14/17	(4,993)
USD	361,035	INR	23,828,195	Bank of America N.A.	12/14/17	(751)
USD	323,507	INR	21,400,000	Citibank N.A.	12/14/17	(1,412)
USD	310,202	INR	20,471,805	Deutsche Bank AG	12/14/17	(624)
USD	33,215	TRY	121,286	Citibank N.A.	12/14/17	(181)
USD	287,099	TRY	1,048,715	Goldman Sachs International	12/14/17	(1,662)
USD	645,055	TWD	19,500,000	Goldman Sachs International	12/14/17	(274)
USD	289,589	ZAR	3,975,850	Citibank N.A.	12/14/17	(1,500)
USD	30,911	ZAR	424,150	Credit Suisse International	12/14/17	(143)
ZAR	5,200,000	USD	397,715	Bank of America N.A.	12/14/17	(17,000)

						(124,238)
Net Unrealized Appreciation						$941

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America High Yield Index, Series 29, Version 1	5.00%	Quarterly	12/20/22	B+	USD	7,987	$625,526	$592,413	$33,113
Markit iTraxx XO, Series 28, Version 1	5.00%	Quarterly	12/20/22	BB-	EUR	4,949	686,482	690,230	(3,748)
Total							$1,312,008	$1,282,643	$29,365

[1] Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017	17

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps
Paid by the Master Portfolio		Received by the Master Portfolio
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month EURIBOR	Semi-annual	(0.17)%	Annual	12/07/17[1]	12/07/19	EUR	27,750	$(27,090)	$572	$(27,662)
6-Month GBP LIBOR	Semi-annual	0.67%	Semi-annual	12/07/17[1]	12/07/19	GBP	24,230	(133,595)	555	(134,150)
6-Month GBP LIBOR	Semi-annual	0.69%	Semi-annual	12/07/17[1]	12/07/19	GBP	24,890	(128,636)	567	(129,203)
(0.14)%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/19	EUR	82,310	17,707	3,188	14,519
3-Month LIBOR	Quarterly	1.70%	Semi-annual	12/07/17[1]	12/07/19	USD	97,160	(169,579)	1,676	(171,255)
0.87%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/19	GBP	24,250	6,203	(4,993)	11,196
6-Month GBP LIBOR	Semi-annual	0.90%	Semi-annual	12/07/17[1]	12/07/19	GBP	24,130	12,761	565	12,196
0.22%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/22	EUR	11,110	52,637	269	52,368
6-Month GBP LIBOR	Semi-annual	0.82%	Semi-annual	12/07/17[1]	12/07/22	GBP	10,360	(221,884)	275	(222,159)
0.19%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/22	EUR	11,050	69,700	271	69,429
0.20%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/22	EUR	11,280	64,469	275	64,194
0.20%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/22	EUR	10,930	62,468	266	62,202
0.89%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/22	GBP	9,860	162,764	267	162,497
0.93%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/22	GBP	10,110	143,724	272	143,452
6-Month GBP LIBOR	Semi-annual	1.11%	Semi-annual	12/07/17[1]	12/07/22	GBP	9,840	(20,369)	273	(20,642)
0.28%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/22	EUR	10,930	11,626	267	11,359
6-Month GBP LIBOR	Semi-annual	1.10%	Semi-annual	12/07/17[1]	12/07/22	GBP	9,840	(30,998)	272	(31,270)
6-Month EURIBOR	Semi-annual	0.28%	Annual	12/07/17[1]	12/07/22	EUR	33,230	(36,289)	(3,405)	(32,884)
1.94%	Semi-annual	3-Month LIBOR	Quarterly	12/07/17[1]	12/07/22	USD	80,460	404,796	1,641	403,155
1.94%	Semi-annual	3-Month LIBOR	Quarterly	12/07/17[1]	12/07/22	USD	40,440	203,455	825	202,630
6-Month GBP LIBOR	Semi-annual	1.13%	Semi-annual	12/07/17[1]	12/07/22	GBP	9,870	(9,153)	5,481	(14,634)
1.16%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/22	GBP	9,900	(7,064)	274	(7,338)
6-Month EURIBOR	Semi-annual	0.26%	Annual	12/07/17[1]	12/07/22	EUR	10,946	(20,726)	265	(20,991)
0.29%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/22	EUR	6,544	1,341	157	1,184
0.32%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/22	EUR	4,936	(6,009)	119	(6,128)
0.12%	Semi-annual	6-Month JPY LIBOR	Semi-annual	12/07/17[1]	12/07/22	JPY	1,489,184	(233)	270	(503)
3-Month LIBOR	Quarterly	2.19%	Semi-annual	12/07/17[1]	12/07/27	USD	7,110	(76,301)	164	(76,465)

18	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.19%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/27	GBP	4,060	$134,332	$121	$134,211
1.17%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/27	GBP	5,340	193,612	161	193,451
6-Month EURIBOR	Semi-annual	0.83%	Annual	12/07/17[1]	12/07/27	EUR	5,700	(82,155)	158	(82,313)
0.93%	Semi-annual	6-Month EURIBOR	Annual	12/07/17[1]	12/07/27	EUR	5,640	(74,750)	156	(74,906)
1.41%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/27	GBP	5,130	29,850	161	29,689
1.41%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/27	GBP	5,090	29,618	160	29,458
6-Month EURIBOR	Semi-annual	0.93%	Annual	12/07/17[1]	12/07/27	EUR	5,640	(15,253)	156	(15,409)
6-Month EURIBOR	Semi-annual	0.93%	Annual	12/07/17[1]	12/07/27	EUR	5,650	(15,280)	156	(15,436)
1.39%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/27	GBP	5,100	40,025	159	39,866
1.39%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/27	GBP	5,140	40,339	161	40,178
6-Month EURIBOR	Semi-annual	0.93%	Annual	12/07/17[1]	12/07/27	EUR	40,530	(86,083)	4,554	(90,637)
3-Month LIBOR	Quarterly	2.22%	Semi-annual	12/07/17[1]	12/07/27	USD	15,050	(126,043)	348	(126,391)
3-Month LIBOR	Quarterly	2.22%	Semi-annual	12/07/17[1]	12/07/27	USD	43,110	(361,044)	996	(362,040)
1.43%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/27	GBP	1,360	3,612	(1,622)	5,234
0.26%	Semi-annual	6-Month JPY LIBOR	Semi-annual	12/07/17[1]	12/07/27	JPY	1,452,000	48,940	299	48,641
0.90%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/27	EUR	5,636	32,881	154	32,727
6-Month EURIBOR	Semi-annual	0.95%	Annual	12/07/17[1]	12/07/27	EUR	5,840	(2,252)	158	(2,410)
6-Month JPY LIBOR	Semi-annual	0.30%	Semi-annual	12/07/17[1]	12/07/27	JPY	749,592	1,140	154	986
6-Month GBP LIBOR	Semi-annual	1.43%	Semi-annual	12/07/17[1]	12/07/27	GBP	5,230	(12,858)	162	(13,020)
2.46%	Semi-annual	3-Month LIBOR	Quarterly	12/07/17[1]	12/07/47	USD	2,850	50,444	94	50,350
6-Month GBP LIBOR	Semi-annual	1.45%	Semi-annual	12/07/17[1]	12/07/47	GBP	1,500	(103,434)	64	(103,498)
6-Month GBP LIBOR	Semi-annual	1.64%	Semi-annual	12/07/17[1]	12/07/47	GBP	1,960	(15,402)	88	(15,490)
1.59%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/47	EUR	2,245	12,694	89	12,605
6-Month GBP LIBOR	Semi-annual	1.62%	Semi-annual	12/07/17[1]	12/07/47	GBP	2,070	(28,779)	92	(28,871)
1.60%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/47	EUR	16,300	68,158	2,296	65,862
2.47%	Semi-annual	3-Month LIBOR	Quarterly	12/07/17[1]	12/07/47	USD	6,400	94,957	211	94,746
6-Month GBP LIBOR	Semi-annual	1.67%	Semi-annual	12/07/17[1]	12/07/47	GBP	560	1,533	1,962	(429)

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017	19

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month JPY LIBOR	Semi-annual	0.88%	Semi-annual	12/07/17[1]	12/07/47	JPY	550,000	$(69,821)	$162	$(69,983)
1.64%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/47	GBP	2,030	11,640	90	11,550
6.75%	Monthly	MXN 28D TIIE	Monthly	3/21/18[1]	3/15/23	MXN	126,540	(4,154)	131	(4,285)
3-Month JIBAR	Quarterly	7.13%	Quarterly	3/21/18[1]	3/21/23	ZAR	29,370	(18,905)	46	(18,951)
6-Month WIBOR	Semi-annual	2.33%	Annual	3/21/18[1]	3/21/23	PLN	8,550	27,644	44	27,600
6-Month EURIBOR	Semi-annual	0.26%	Annual	3/21/18[1]	3/21/23	EUR	12,680	(80,995)	(24,874)	(56,121)
6-Month GBP LIBOR	Semi-annual	0.94%	Semi-annual	3/21/18[1]	3/21/23	GBP	2,750	(45,585)	47	(45,632)
3-Month BA	Semi-annual	2.19%	Semi-annual	3/21/18[1]	3/21/23	CAD	10,950	(9,473)	183	(9,656)
3-Month JIBAR	Quarterly	7.11%	Quarterly	3/21/18[1]	3/21/23	ZAR	36,270	(25,521)	50	(25,571)
1.07%	Quarterly	3-Month HIBOR	Quarterly	3/21/18[1]	3/21/23	HKD	13,050	16,375	30	16,345
1.68%	Quarterly	3-Month HIBOR	Quarterly	3/21/18[1]	3/21/23	HKD	27,710	33,927	65	33,862
2.05%	Semi-annual	3-Month LIBOR	Quarterly	3/21/18[1]	3/21/23	USD	3,010	5,851	61	5,790
6-Month GBP LIBOR	Semi-annual	1.17%	Semi-annual	3/21/18[1]	3/21/23	GBP	1,310	(2,429)	36	(2,465)
6-Month EURIBOR	Semi-annual	0.33%	Annual	3/21/18[1]	3/21/23	EUR	2,460	(5,881)	59	(5,940)
2.01%	Semi-annual	3-Month LIBOR	Quarterly	3/21/18[1]	3/21/23	USD	2,880	11,743	59	11,684
6-Month JPY LIBOR	Semi-annual	0.11%	Semi-annual	3/21/18[1]	3/22/23	JPY	448,000	(4,859)	74	(4,933)
Total								$24,084	$(1,461)	$25,545

[1] Forward swap.

OTC Interest Rate Swaps
Paid by the Master Portfolio		Received by the Master Portfolio
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.81%	Semi-annual	SGD-SOR-VWAP 6M	Semi-annual	Deutsche Bank AG	3/21/18[1]	3/21/23	SGD	2,280	$14,123	—	$14,123
1.81%	Semi-annual	SGD-SOR-VWAP 6M	Semi-annual	Deutsche Bank AG	3/21/18[1]	3/21/23	SGD	1,890	11,707	—	11,707
1.79%	Semi-annual	SGD-SOR-VWAP 6M	Semi-annual	Bank of America N.A.	3/21/18[1]	3/21/23	SGD	4,840	32,857	—	32,857
1.72%	Semi-annual	SGD-SOR-VWAP 6M	Semi-annual	Bank of America N.A.	3/21/18[1]	3/21/23	SGD	4,820	44,513	—	44,513
3-Month KRW LIBOR	Quarterly	1.83%	Quarterly	Bank of America N.A.	3/21/18[1]	3/21/23	KRW	3,137,785	(20,957)	—	(20,957)
3-Month KRW LIBOR	Quarterly	1.82%	Quarterly	Deutsche Bank AG	3/21/18[1]	3/21/23	KRW	4,086,045	(28,892)	—	(28,892)
Total									$53,351	—	$53,351

[1] Forward swap.

20	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Balances reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Derivatives

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared Swaps	$1,316,076	$(34,894)	$2,128,329	$(2,073,419)
OTC Derivatives	—	—	103,200	(49,849)
Total	$1,316,076	$(34,894)	$2,231,529	$(2,123,268)

[1] Centrally cleared swaps’ daily fluctuation in market value is shown as variation margin in the Statement of Assets and Liabilities.

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017	21

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio’s has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$106,307,658	—	$106,307,658
Corporate Bonds	—	299,925,958	—	299,925,958
Foreign Agency Obligations	—	5,455,223	—	5,455,223
Investment Companies	$23,966,114	—	—	23,966,114
Non-Agency Mortgage-Backed Securities	—	42,491,219	—	42,491,219
U.S. Government Sponsored Agency Securities	—	331,268,530	—	331,268,530
Short-Term Securities	18,032,677	—	—	18,032,677
Liabilities:
Investments:
TBA Sale Commitments	—	(34,037,677)	—

Total	$41,998,791	$751,410,911	—	$793,409,702

22	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	$—	$33,113	—	$33,113
Foreign currency exchange contracts	—	125,179	—	125,179
Interest rate contracts	385,778	2,198,416	—	2,584,194
Liabilities:
Credit contracts	—	(3,748)	—	(3,748)
Foreign currency exchange contracts	—	(124,238)	—	(124,238)
Interest rate contracts	(1,112,064)	(2,119,520)	—	(3,231,584)

Total	$(726,286)	$109,202	—	$(617,084)

[1]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2017	23

Schedule of Investments September 30, 2017 (Unaudited)	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 8.1%
Aristocrat Leisure Ltd.	75,348	$1,244,564
BHP Billiton Ltd.	52,784	1,070,448
BlueScope Steel Ltd.	8,480	73,255
Caltex Australia Ltd.	14,416	363,736
CIMIC Group Ltd.	9,440	328,056
Coca-Cola Amatil Ltd.	3,183	19,321
Cochlear Ltd.	3,482	435,543
Commonwealth Bank of Australia	1,562	92,491
CSL Ltd.	4,480	471,624
CSR Ltd.	38,592	143,706
Fortescue Metals Group Ltd. (a)	78,243	316,864
Harvey Norman Holdings Ltd. (a)	31,544	96,217
Macquarie Group Ltd.	13,620	975,137
National Australia Bank Ltd.	52,439	1,300,115
Orora Ltd.	18	44
OZ Minerals, Ltd.	1,456	8,519
Platinum Asset Management Ltd. (a)	6,258	29,808
Qantas Airways Ltd.	256,406	1,174,422
Stockland	133,753	451,696
Sydney Airport (b)	89,051	497,308
Telstra Corp. Ltd.	238,706	653,925
Wesfarmers Ltd.	8,212	266,590
Westpac Banking Corp.	26,752	672,907
Woolworths Ltd.	36,147	715,847

		11,402,143
Austria — 0.6%
Lenzing AG	155	22,478
OMV AG	12,480	727,586
Voestalpine AG	470	23,967
Wienerberger AG	2,504	61,210

		835,241
Belgium — 0.0%
bpost SA	281	8,357
UCB SA	400	28,507

		36,864
Denmark — 1.2%
Danske Bank A/S	35,553	1,424,735
Genmab A/S (c)	564	124,726
Topdanmark A/S (c)	5,166	203,517

		1,752,978
Finland — 1.9%
Sampo OYJ, Class A	17,310	916,122
Stora Enso OYJ, Class R	4,332	61,277
UPM-Kymmene OYJ	48,397	1,313,065
Valmet OYJ	22,898	450,197

		2,740,661
France — 8.2%
Arkema SA	1,020	125,156

Common Stocks	Shares	Value
France (continued)
AtoS SE	689	$106,869
AXA SA	36,926	1,116,352
BNP Paribas SA	12,795	1,032,246
Bouygues SA	532	25,254
CNP Assurances	3,865	90,608
Compagnie de Saint-Gobain	19,779	1,178,434
Compagnie Plastic Omnium SA	634	27,121
Engie SA	21,686	368,259
Faurecia	2,548	176,821
Hermes International	25	12,613
ICADE	166	14,810
Kering	1,468	584,803
Lagardere SCA	5,595	187,435
Legrand SA	4,048	292,144
LVMH Moet Hennessy Louis Vuitton SE	3,587	991,580
Nexity SA	1,524	93,129
Orange SA	8,095	132,547
Peugeot SA	52,282	1,244,582
Renault SA	2,291	225,108
Sanofi	11,638	1,158,524
SCOR SE	4,569	191,619
Societe Generale SA	4,256	249,408
Societe Television Francaise 1	2,959	43,231
Thales SA	5,388	610,193
TOTAL SA	5,159	277,010
Unibail-Rodamco SE	385	93,687
Vivendi SA	36,502	924,734

		11,574,277
Germany — 11.2%
Aareal Bank AG	1,965	83,299
Allianz SE, Registered Shares	3,760	844,446
Aurubis AG (a)	2,266	183,718
BASF SE	15,646	1,666,866
Bayer AG, Registered Shares	8,003	1,093,236
Beiersdorf AG	2,775	298,772
CTS Eventim AG & Co. KGaA	2,885	126,047
Deutsche Lufthansa AG, Registered Shares	14,298	397,611
Deutsche Post AG, Registered Shares	6,741	300,475
Deutsche Telekom AG, Registered Shares	88,371	1,650,267
E.ON SE	130,882	1,483,736
Fielmann AG (a)	1,075	93,215
Fresenius Medical Care AG & Co. KGaA	13,758	1,345,069
Hannover Rueck SE	758	91,421
Henkel AG & Co. KGaA, Preference Shares	3,559	484,887
Hochtief AG	7,466	1,261,029
METRO AG (c)	1,031	21,794

INTERNATIONAL TILTS MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Germany (continued)
Muenchener Rueckversicherungs AG, Registered Shares	2,289	$489,905
Rheinmetall AG	857	96,656
RWE AG (c)	15,750	358,312
SAP SE	20,541	2,252,222
Siemens AG, Registered Shares	601	84,807
Siltronic AG (c)	769	95,638
Software AG	2,241	109,493
Suedzucker AG	28,532	613,627
Talanx AG	2,606	105,437
TUI AG	12,519	212,439
Wacker Chemie AG	371	53,270

		15,897,694
Hong Kong — 4.0%
AIA Group Ltd.	85,200	630,761
BOC Hong Kong Holdings Ltd.	76,000	370,196
CK Asset Holdings, Ltd.	15,684	130,386
CLP Holdings Ltd.	87,000	893,195
Galaxy Entertainment Group Ltd.	42,000	296,917
Hang Lung Properties Ltd.	75,000	178,561
Henderson Land Development Co. Ltd.	79,839	531,040
Hong Kong Exchanges & Clearing Ltd.	5,700	153,946
I-CABLE Communications, Ltd. (c)	13,777	452
Jardine Matheson Holdings Ltd.	3,300	209,299
Kerry Properties Ltd. (a)	81,500	338,514
New World Development Co. Ltd.	71,000	102,447
Noble Group Ltd. (c)	8	2
Sands China Ltd. (a)	23,200	121,338
Sino Land Co. Ltd.	22,000	38,786
SJM Holdings Ltd. (a)	136,000	124,937
Sun Hung Kai Properties Ltd.	37,000	602,739
Swire Pacific Ltd., Class A	1,000	9,736
Swire Properties Ltd.	34,200	116,147
VTech Holdings Ltd. (a)	1,000	14,624
WH Group Ltd. (d)	363,000	386,596
Wharf Holdings Ltd.	12,000	107,354
Wheelock & Co. Ltd.	35,000	247,061

		5,605,034
Ireland — 0.5%
DCC PLC	6,730	653,493
Experian PLC	2,169	43,568
Glanbia PLC	1,109	20,906

		717,967
Isle of Man — 0.0%
Playtech PLC	2,779	34,216
Israel — 0.1%
Teva Pharmaceutical Industries Ltd.	5,361	95,395

Common Stocks	Shares	Value
Italy — 1.4%
Amplifon SpA	6,587	$100,270
Assicurazioni Generali SpA	35,673	665,348
Atlantia SpA	3,776	119,313
Azimut Holding SpA (a)	557	12,068
Intesa Sanpaolo SpA	6,120	20,280
Mediaset SpA (a)(c)	23,278	80,639
Mediobanca SpA	66,329	712,799
Recordati SpA	5,406	249,469

		1,960,186
Japan — 24.5%
Amada Holdings Co. Ltd.	3,300	36,232
Astellas Pharma, Inc.	106,500	1,355,482
Brother Industries Ltd.	800	18,653
Chiyoda Corp. (a)	2,000	11,704
Chubu Electric Power Co., Inc.	5,500	68,353
COMSYS Holdings Corp.	8,600	205,424
Dai Nippon Printing Co. Ltd. (a)	6,500	155,879
Dai-ichi Life Holdings, Inc.	17,800	319,289
Daicel Corp.	28,700	346,057
Daiichi Sankyo Co. Ltd.	46,700	1,053,865
Daikin Industries Ltd.	1,200	121,527
Daito Trust Construction Co. Ltd.	7,300	1,329,932
Denka Co. Ltd. (a)	400	13,193
Denso Corp.	6,500	328,967
Dentsu, Inc.	200	8,786
Disco Corp.	100	20,381
Dowa Holdings Co. Ltd.	1,000	36,729
East Japan Railway Co. (a)	3,500	323,079
FANUC Corp.	2,700	547,435
Fast Retailing Co. Ltd.	2,900	855,369
FUJIFILM Holdings Corp.	300	11,655
Fujitsu General Ltd.	9,400	190,244
Fujitsu Ltd.	59,000	439,110
Fukuoka Financial Group, Inc.	5,000	23,128
Glory Ltd.	1,200	42,539
H2O Retailing Corp.	800	14,270
Haseko Corp.	1,700	22,685
Hitachi Ltd.	214,000	1,508,882
Hokuhoku Financial Group, Inc.	1,800	28,973
Honda Motor Co. Ltd.	38,700	1,143,218
Hoya Corp.	4,700	254,170
Iida Group Holdings Co. Ltd.	32,900	586,907
Itochu Corp.	4,700	77,008
Itochu Techno-Solutions Corp.	500	18,679
J. Front Retailing Co. Ltd.	3,700	51,157
Jafco Co. Ltd.	200	10,242
Japan Display, Inc. (a)(c)	24,200	46,912
Japan Prime Realty Investment Corp.	17	56,805
Japan Tobacco, Inc.	13,000	426,022
JSR Corp.	1,900	36,127
JTEKT Corp.	3,500	48,449
JXTG Holdings, Inc.	105,650	544,755

2	INTERNATIONAL TILTS MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Kakaku.com, Inc.	700	$8,930
Kao Corp.	8,500	500,423
KDDI Corp.	21,300	561,467
Kinden Corp.	2,300	37,077
Komatsu Ltd.	2,900	82,119
Konami Holdings Corp.	200	9,629
Konica Minolta, Inc.	1,200	9,859
Lintec Corp.	4,500	122,135
Lion Corp.	1,000	18,272
Marubeni Corp.	9,900	67,678
Miraca Holdings, Inc.	3,400	158,283
Mitsubishi Chemical Holdings Corp.	99,100	944,817
Mitsubishi Corp.	23,200	539,767
Mitsubishi Electric Corp.	6,700	104,810
Mitsubishi Estate Co. Ltd. (a)	14,000	243,312
Mitsubishi Logistics Corp. (a)	6,500	161,726
Mitsui & Co. Ltd.	26,000	384,564
Mitsui Chemicals, Inc.	7,800	237,256
Mizuho Financial Group, Inc.	14,700	25,770
MS&AD Insurance Group Holdings, Inc.	1,600	51,562
Nichirei Corp.	500	12,545
Nihon M&A Center, Inc.	500	24,469
Nikon Corp.	1,400	24,278
Nintendo Co. Ltd.	1,100	405,607
Nippon Building Fund, Inc.	15	74,783
Nippon Kayaku Co. Ltd.	6,000	92,412
Nippon Telegraph & Telephone Corp.	23,500	1,076,786
Nippon Television Holdings, Inc.	4,700	82,563
Nishimatsu Construction Co. Ltd.	2,400	69,389
Nissan Chemical Industries Ltd.	5,500	193,555
Nissan Motor Co. Ltd.	139,500	1,381,974
Nitto Denko Corp.	3,200	266,916
Nomura Holdings, Inc.	43,900	246,322
NSK Ltd.	6,000	81,007
NTT DOCOMO, Inc.	65,200	1,490,261
Obic Co. Ltd.	1,500	94,439
ORIX Corp.	48,400	781,380
Pigeon Corp.	1,700	58,116
Pola Orbis Holdings, Inc.	700	21,166
Resona Holdings, Inc.	158,800	816,455
Sankyo Co. Ltd.	400	12,763
Secom Co. Ltd. (a)	10,700	779,222
Seino Holdings Co Ltd.	2,400	33,726
Sekisui Chemical Co. Ltd.	700	13,791
Sekisui House Ltd.	5,700	96,078
Senshu Ikeda Holdings, Inc.	16,200	62,408
Seven & i Holdings Co. Ltd.	14,200	548,609
Shin-Etsu Chemical Co. Ltd.	2,500	223,750
Shionogi & Co. Ltd.	13,200	721,603
Skylark Co. Ltd.	1,200	17,735
Sojitz Corp.	14,400	39,845

Common Stocks	Shares	Value
Japan (continued)
Square Enix Holdings Co. Ltd.	800	$30,129
Subaru Corp.	400	14,427
Sumitomo Chemical Co. Ltd.	35,000	218,962
Sumitomo Dainippon Pharma Co. Ltd. (a)	1,700	22,146
Sumitomo Electric Industries Ltd.	23,300	380,909
Sumitomo Mitsui Financial Group, Inc.	44,600	1,714,386
Sumitomo Mitsui Trust Holdings, Inc. (a)	17,300	624,923
Sumitomo Realty & Development Co. Ltd.	18,000	544,595
Sundrug Co. Ltd. (a)	1,000	41,439
T&D Holdings, Inc.	11,900	172,638
TDK Corp.	1,100	74,748
Teijin Ltd.	600	11,837
TIS, Inc.	600	17,720
Toho Gas Co. Ltd.	400	11,715
Tokai Carbon Co., Ltd.	4,000	37,674
Tokai Rika Co. Ltd.	4,000	79,142
Tokio Marine Holdings, Inc.	6,400	250,479
Tokyo Electron Ltd.	8,300	1,277,777
Tokyo Gas Co. Ltd.	26,400	646,498
Tokyu Corp.	1,500	21,244
Toyo Seikan Group Holdings Ltd.	4,800	80,213
Toyota Boshoku Corp.	600	12,722
Toyota Motor Corp.	9,500	566,470
Trend Micro, Inc.	500	24,633
TS Tech Co. Ltd.	3,800	127,761
TV Asahi Holdings Corp.	600	11,981
Ulvac, Inc.	300	18,907
West Japan Railway Co.	5,300	368,469
Yamada Denki Co. Ltd.	8,100	44,292
Yamato Holdings Co. Ltd. (a)	2,300	46,460
Zeon Corp.	20,000	259,471

		34,606,449
Luxembourg — 0.4%
Aperam SA	3,437	180,117
ArcelorMittal (c)	15,261	393,677

		573,794
Netherlands — 6.4%
ABN AMRO Group NV (d)	1,484	44,437
BE Semiconductor Industries NV	12,477	868,457
Euronext NV (a)(d)	1,684	102,519
ING Groep NV	104,459	1,925,425
Koninklijke Ahold Delhaize NV	31,264	584,156
Koninklijke DSM NV	17,550	1,436,749
Koninklijke KPN NV (a)	173,917	596,846
Koninklijke Philips NV	14,783	609,946
Randstad Holding NV	1,870	115,573
Royal Dutch Shell PLC, Class A	33,545	1,013,791
Royal Dutch Shell PLC, Class B	27,407	843,755

INTERNATIONAL TILTS MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Netherlands (continued)
Unilever NV CVA	15,892	$939,391

		9,081,045
New Zealand — 0.0%
Vector Ltd.	5,687	13,439
Norway — 0.8%
DNB ASA	24,585	496,373
Fred Olsen Energy ASA (a)(c)	8	13
Norsk Hydro ASA	4,580	33,419
Orkla ASA	4,929	50,580
Statoil ASA	27,119	545,214
Subsea 7 SA	4	66
Telenor ASA (a)	2,765	58,575

		1,184,240
Portugal — 0.6%
Banco Comercial Portugues SA, Class R (a)(c)	508,280	147,481
Jeronimo Martins SGPS SA	35,634	703,378

		850,859
Singapore — 1.1%
CapitaLand Ltd.	200,900	531,557
DBS Group Holdings Ltd.	2,500	38,485
Jardine Cycle & Carriage Ltd.	2,000	58,200
Oversea-Chinese Banking Corp. Ltd.	6,400	52,776
Venture Corp. Ltd.	37,600	489,077
Yangzijiang Shipbuilding Holdings Ltd.	193,600	204,643
Yanlord Land Group Ltd.	107,200	146,448

		1,521,186
Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	13,758	510,389
Amadeus IT Group SA	4,232	275,244
Banco Santander SA	16,354	114,394
Grifols SA (a)	3,125	91,197
Industria de Diseno Textil SA	10,006	377,229
Mediaset Espana Comunicacion SA	65,234	737,197
Melia Hotels International SA	1,444	20,886
Telefonica SA	61,521	668,553

		2,795,089
Sweden — 4.4%
Atlas Copco AB, A Shares (a)	11,577	491,123
Boliden AB	7,405	251,173
Electrolux AB, Class B	24,334	828,227
Fabege AB	4,582	94,055
JM AB	3,438	108,161
NCC AB, B Shares	10,986	260,788

Common Stocks	Shares	Value
Sweden (continued)
Sandvik AB	45,088	$778,701
Skandinaviska Enskilda Banken AB, Class A	17,597	232,161
SSAB AB, A Shares (c)	3,036	14,662
Svenska Cellulosa AB SCA, B Shares	27,167	230,282
Svenska Handelsbanken AB, Class A	68,484	1,034,677
Swedish Match AB	16,094	565,244
Telia Co. AB	2	9
Volvo AB, Class B	70,850	1,367,975

		6,257,238
Switzerland — 7.6%
Dormakaba Holding AG (c)	14	14,282
GAM Holding AG (a)(c)	1,514	23,470
Georg Fischer AG, Registered Shares	405	499,811
Glencore PLC (c)	52,806	242,380
Helvetia Holding AG	95	51,631
IWG PLC	18,304	75,933
Kuehne & Nagel International AG, Registered Shares	209	38,728
Logitech International SA, Registered Shares	32,820	1,199,052
Nestle SA, Registered Shares	19,622	1,647,095
Novartis AG, Registered Shares	12,618	1,082,308
Roche Holding AG	11,549	2,952,157
Schindler Holding AG, Participation Certificates	1,962	433,595
Sika AG, Bearer Shares	2	14,891
STMicroelectronics NV (a)	52,038	1,009,503
Swiss Re AG	1,144	103,697
Temenos Group AG (c)	5,661	578,210
UBS Group AG, Registered Shares (c)	49,005	838,327

		10,805,070
United Kingdom — 14.8%
Anglo American PLC (a)	20,096	361,294
Ashmore Group PLC	8,562	38,947
Associated British Foods PLC	16,347	699,842
Auto Trader Group PLC (d)	37,321	196,345
Barclays PLC	100,329	260,151
Barratt Developments PLC	20,568	169,443
BHP Billiton PLC	19,776	348,967
BP PLC	120,609	772,620
British American Tobacco PLC	31,323	1,960,936
Britvic PLC	26,665	270,223
Carnival PLC	4,264	271,157
Centrica PLC	75,266	188,644
Close Brothers Group PLC	9,564	189,125
Compass Group PLC	9,194	195,074
Croda International PLC	1,364	69,357

4	INTERNATIONAL TILTS MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
Diageo PLC	37,991	$1,249,353
Dialog Semiconductor PLC (c)	3,798	168,084
Direct Line Insurance Group PLC	45,956	224,040
Dixons Carphone PLC (a)	25,983	67,369
DS Smith PLC	6,620	43,764
Electrocomponents PLC	3,662	30,512
Ferguson PLC	3,610	236,849
Fevertree Drinks PLC	1,502	44,063
GKN PLC	20,372	94,395
GlaxoSmithKline PLC	37,767	754,985
Hammerson PLC	4,703	33,863
Hays PLC	22,289	56,613
Howden Joinery Group PLC	9,354	54,055
HSBC Holdings PLC	188,072	1,859,247
Imperial Brands PLC	14,657	625,572
Inchcape PLC	18,359	212,347
Indivior PLC (c)	7,094	32,312
InterContinental Hotels Group PLC	8,833	467,271
Intertek Group PLC	19,997	1,336,660
ITV PLC	43,642	102,249
JD Sports Fashion PLC	6,110	30,634
Johnson Matthey PLC	1,673	76,716
Jupiter Fund Management PLC	9,227	68,348
Land Securities Group PLC	1,659	21,637
Legal & General Group PLC	75,935	264,670
Lloyds Banking Group PLC	657,028	597,079
Mondi PLC	5,640	151,632
National Grid PLC (a)	24,306	301,043
Persimmon PLC	2,898	100,292
Qinetiq Group PLC	97,622	323,231
Rentokil Initial PLC	24,003	96,715
Rightmove PLC	3,274	177,545
Rio Tinto Ltd.	9,485	497,155
Rio Tinto PLC	5,452	253,786
Royal Mail PLC	8,332	42,902
Schroders PLC	4,728	212,697
Severn Trent PLC	5,989	174,450
Shire PLC	8,917	454,176
Smiths Group PLC	928	19,627
Spectris PLC	300	9,692
Spirax-Sarco Engineering PLC	4,126	305,686

Common Stocks	Shares	Value
United Kingdom (continued)
SSE PLC	19,814	$370,763
SSP Group PLC	2,077	14,966
Standard Life Aberdeen PLC	22,918	133,220
Tate & Lyle PLC	30,221	262,415
Tesco PLC (c)	25,467	63,865
Thomas Cook Group PLC	336,706	543,080
Unilever PLC	4,843	280,310
Vedanta Resources PLC	3,768	44,093
Vodafone Group PLC	318,813	892,736
WH Smith PLC	2,473	66,972
WM Morrison Supermarkets PLC	78,347	245,770
WPP PLC	4,584	85,061

		20,868,692
Total Long-Term Investments (Cost — $119,986,246) — 99.8%		141,209,757

Short-Term Securities

BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (e)(f)(g)	6,849,887	6,851,942
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97%, (f)(g)	3,951,974	3,951,974
Total Short-Term Securities (Cost — $10,803,292) — 7.6%		10,803,916
Total Investments (Cost — $130,789,538) — 107.4%		152,013,673
Liabilities in Excess of Other Assets — (7.4)%		(10,507,988)

Net Assets — 100.0%		$141,505,685

Notes to Schedule of Investments
(a)	Security, or a portion of the security, is on loan.

(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Non-income producing security.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

(f)	Annualized 7-day yield as of period end.

(g)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

INTERNATIONAL TILTS MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	International Tilts Master Portfolio

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,282,736	(3,432,849)	6,849,887	$6,851,942	$28,879	[1]	$1,320	$(1,274)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,790,973	2,161,001	3,951,974	3,951,974	11,986		—	—
Total				$10,803,916	$40,865		$1,320	$(1,274)

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50 Index	1	December 2017	$42	$294

6	INTERNATIONAL TILTS MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

INTERNATIONAL TILTS MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (concluded)	International Tilts Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$11,402,143	—	$11,402,143
Austria	$46,445	788,796	—	835,241
Belgium	—	36,864	—	36,864
Denmark	—	1,752,978	—	1,752,978
Finland	—	2,740,661	—	2,740,661
France	—	11,574,277	—	11,574,277
Germany	21,794	15,875,900	—	15,897,694
Hong Kong	—	5,605,034	—	5,605,034
Ireland	20,906	697,061	—	717,967
Isle of Man	—	34,216	—	34,216
Israel	—	95,395	—	95,395
Italy	—	1,960,186	—	1,960,186
Japan	131,588	34,474,861	—	34,606,449
Luxembourg	—	573,794	—	573,794
Netherlands	—	9,081,045	—	9,081,045
New Zealand	—	13,439	—	13,439
Norway	—	1,184,240	—	1,184,240
Portugal	—	850,859	—	850,859
Singapore	—	1,521,186	—	1,521,186
Spain	—	2,795,089	—	2,795,089
Sweden	—	6,257,238	—	6,257,238
Switzerland	—	10,805,070	—	10,805,070
United Kingdom	312,742	20,555,950	—	20,868,692
Short-Term Securities	10,803,916	—	—	10,803,916

Total	$11,337,391	$140,676,282	—	$152,013,673

Derivative Financial Instruments [1]
Assets:
Equity contracts	$294	—	—	$294

[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

8	INTERNATIONAL TILTS MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments September 30, 2017 (Unaudited)	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.4%
Arconic, Inc. (a)	94,586	$2,353,300
Boeing Co.	142,807	36,302,967
General Dynamics Corp.	65,929	13,553,684
HEICO Corp. (a)	5,233	469,976
HEICO Corp., Class A	11,069	843,458
Hexcel Corp.	21,489	1,233,898
Huntington Ingalls Industries, Inc.	11,639	2,635,535
L3 Technologies, Inc.	19,854	3,741,089
Lockheed Martin Corp.	63,942	19,840,563
Northrop Grumman Corp.	40,694	11,708,478
Orbital ATK, Inc.	14,912	1,985,682
Raytheon Co.	73,764	13,762,887
Rockwell Collins, Inc.	40,655	5,314,015
Spirit Aerosystems Holdings, Inc., Class A	31,786	2,470,408
Teledyne Technologies, Inc. (b)	8,005	1,274,236
Textron, Inc.	71,945	3,876,397
TransDigm Group, Inc. (a)	12,301	3,144,751
United Technologies Corp.	190,491	22,112,195

		146,623,519
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc. (a)	33,835	2,574,843
Expeditors International of Washington, Inc. (a)	48,495	2,902,911
FedEx Corp.	63,161	14,247,858
United Parcel Service, Inc., Class B	175,646	21,093,328
XPO Logistics, Inc. (a)(b)	29,925	2,028,317

		42,847,257
Airlines — 0.5%
Alaska Air Group, Inc. (a)	31,434	2,397,471
American Airlines Group, Inc. (a)	114,265	5,426,445
Copa Holdings SA, Class A	7,397	921,148
Delta Air Lines, Inc.	168,660	8,132,785
JetBlue Airways Corp. (b)	90,665	1,680,022
Southwest Airlines Co.	143,726	8,045,782
Spirit Airlines, Inc. (a)(b)	17,126	572,180
United Continental Holdings, Inc. (b)	72,416	4,408,686

		31,584,519
Auto Components — 0.5%
Adient PLC	23,405	1,965,786
Allison Transmission Holdings, Inc. (a)	31,026	1,164,406
BorgWarner, Inc. (a)	57,235	2,932,149
Delphi Automotive PLC	67,180	6,610,512
Gentex Corp.	64,899	1,285,000
Goodyear Tire & Rubber Co. (a)	68,295	2,270,809
Johnson Controls International PLC	238,670	9,616,014
Lear Corp.	17,979	3,111,805

Common Stocks	Shares	Value
Auto Components (continued)
Visteon Corp. (b)	7,107	$879,634

		29,836,115
Automobiles — 0.7%
Ford Motor Co.	1,002,665	12,001,900
General Motors Co.	349,651	14,118,908
Harley-Davidson, Inc. (a)	41,897	2,019,854
Tesla, Inc. (a)(b)	33,183	11,318,721
Thor Industries, Inc.	11,380	1,432,856

		40,892,239
Banks — 6.2%
Associated Banc-Corp	38,211	926,617
Bank of America Corp. (a)	2,539,696	64,355,897
Bank of Hawaii Corp. (a)	9,732	811,260
Bank of the Ozarks, Inc. (a)	37,702	1,811,581
BankUnited, Inc.	23,304	828,923
BB&T Corp.	205,775	9,659,078
BOK Financial Corp. (a)	5,525	492,167
CIT Group, Inc.	34,627	1,698,454
Citigroup, Inc.	701,698	51,041,512
Citizens Financial Group, Inc.	133,687	5,062,727
Comerica, Inc.	46,576	3,551,886
Commerce Bancshares, Inc. (a)	20,720	1,196,994
Cullen/Frost Bankers, Inc. (a)	13,077	1,241,269
East West Bancorp, Inc. (a)	39,739	2,375,597
Fifth Third Bancorp	199,142	5,571,993
First Hawaiian, Inc.	12,201	369,568
First Horizon National Corp.	55,885	1,070,198
First Republic Bank	41,123	4,295,709
FNB Corp. (a)	73,768	1,034,965
Huntington Bancshares, Inc.	260,884	3,641,941
JPMorgan Chase & Co.	908,970	86,815,725
KeyCorp	290,262	5,462,731
M&T Bank Corp.	36,398	5,861,534
PacWest Bancorp	28,096	1,419,129
Pinnacle Financial Partners, Inc.	16,682	1,116,860
PNC Financial Services Group, Inc. (e)	123,313	16,618,893
Popular, Inc.	26,891	966,463
Prosperity Bancshares, Inc. (a)	15,236	1,001,462
Regions Financial Corp.	321,543	4,897,100
Signature Bank (b)	15,512	1,986,156
SunTrust Banks, Inc. (a)	122,922	7,347,048
SVB Financial Group (b)	12,723	2,380,346
Synovus Financial Corp.	30,396	1,400,040
TCF Financial Corp.	33,829	576,446
U.S. Bancorp	404,355	21,669,384
Webster Financial Corp. (a)	21,035	1,105,389
Wells Fargo & Co.	1,145,691	63,184,859
Western Alliance Bancorp (b)	22,381	1,187,983
Zions Bancorporation (a)	54,721	2,581,737

		388,617,621

LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Beverages — 1.8%
Brown-Forman Corp., Class A (a)	11,708	$652,019
Brown-Forman Corp., Class B (a)	48,306	2,623,016
Coca-Cola Co.	982,341	44,215,168
Constellation Brands, Inc., Class A	41,179	8,213,152
Dr. Pepper Snapple Group, Inc.	45,947	4,064,931
Molson Coors Brewing Co., Class B	43,619	3,561,055
Monster Beverage Corp. (b)	108,373	5,987,608
PepsiCo, Inc.	364,633	40,631,055

		109,948,004
Biotechnology — 3.2%
AbbVie, Inc.	410,759	36,500,045
ACADIA Pharmaceuticals, Inc. (a)(b)	23,496	885,094
Agios Pharmaceuticals, Inc. (b)	9,533	636,328
Alexion Pharmaceuticals, Inc. (b)	55,232	7,748,497
Alkermes PLC (b)	36,991	1,880,622
Alnylam Pharmaceuticals, Inc. (b)	20,693	2,431,220
Amgen, Inc. (a)	189,885	35,404,058
Biogen, Inc. (b)	54,066	16,929,146
BioMarin Pharmaceutical, Inc. (b)	45,630	4,246,784
Bioverativ, Inc. (b)	26,197	1,495,063
Celgene Corp. (b)	199,852	29,142,419
Exelixis, Inc. (b)	73,759	1,787,181
Gilead Sciences, Inc.	331,993	26,898,073
Incyte Corp. (b)	42,451	4,955,730
Intercept Pharmaceuticals, Inc. (a)(b)	4,109	238,486
Intrexon Corp. (a)(b)	13,512	256,863
Ionis Pharmaceuticals, Inc. (a)(b)	32,664	1,656,065
Juno Therapeutics, Inc. (b)	16,514	740,818
Neurocrine Biosciences, Inc. (b)	23,613	1,447,005
OPKO Health, Inc. (a)(b)	76,157	522,437
Regeneron Pharmaceuticals, Inc. (a)(b)	19,798	8,852,082
Seattle Genetics, Inc. (b)	22,756	1,238,154
TESARO, Inc. (a)(b)	9,991	1,289,838
United Therapeutics Corp. (b)	11,968	1,402,530
Vertex Pharmaceuticals, Inc. (b)	65,275	9,924,411

		198,508,949
Building Products — 0.2%
Allegion PLC	26,551	2,295,865
AO Smith Corp.	41,310	2,455,053
Armstrong World Industries, Inc. (b)	11,321	580,201
Fortune Brands Home & Security, Inc.	37,050	2,490,872
Lennox International, Inc. (a)	9,116	1,631,491
Masco Corp.	76,725	2,993,042
Owens Corning	27,022	2,090,152

Common Stocks	Shares	Value
Building Products — (continued)
USG Corp. (a)(b)	18,774	$612,971

		15,149,647
Affiliated Managers Group, Inc.	15,202	2,885,796
Ameriprise Financial, Inc.	38,732	5,752,089
Bank of New York Mellon Corp.	257,739	13,665,322
BGC Partners, Inc., Class A	52,529	760,095
BlackRock, Inc. (e)	31,580	14,119,102
Charles Schwab Corp.	298,967	13,076,817
CME Group, Inc.	86,978	11,801,175
E*Trade Financial Corp. (b)	70,154	3,059,416
Eaton Vance Corp. (a)	25,457	1,256,812
Federated Investors, Inc., Class B (a)	13,944	414,137
Franklin Resources, Inc. (a)	90,605	4,032,829
Goldman Sachs Group, Inc. (a)	93,525	22,183,195
Invesco Ltd.	102,887	3,605,160
Lazard Ltd., Class A	29,691	1,342,627
Legg Mason, Inc. (a)	19,842	779,989
LPL Financial Holdings, Inc. (a)	21,345	1,100,762
Morgan Stanley (a)	337,720	16,267,972
Northern Trust Corp.	54,554	5,015,149
Raymond James Financial, Inc.	34,447	2,904,916
SEI Investments Co.	38,057	2,323,760
State Street Corp.	94,978	9,074,198
T. Rowe Price Group, Inc.	61,425	5,568,176
TD Ameritrade Holding Corp. (a)	66,699	3,254,911

		144,244,405
Chemicals — 2.3%
Air Products & Chemicals, Inc.	54,940	8,308,027
Albemarle Corp. (a)	29,397	4,007,105
Ashland Global Holdings, Inc.	14,760	965,156
Axalta Coating Systems Ltd. (b)	60,084	1,737,629
Cabot Corp.	13,762	767,920
Celanese Corp., Series A	36,635	3,819,931
CF Industries Holdings, Inc. (a)	54,911	1,930,671
Chemours Co.	46,747	2,365,866
DowDuPont, Inc.	601,081	41,612,838
Eastman Chemical Co. (a)	38,768	3,508,116
Ecolab, Inc.	65,748	8,455,850
FMC Corp.	34,990	3,124,957
Huntsman Corp.	57,706	1,582,299
International Flavors & Fragrances, Inc.	21,335	3,048,985
LyondellBasell Industries NV, Class A	83,722	8,292,664
Monsanto Co.	112,281	13,453,509
Mosaic Co.	98,007	2,115,971
NewMarket Corp.	1,627	692,695
Olin Corp.	37,870	1,297,048

2	LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Chemicals (continued)
Platform Specialty Products Corp. (a)(b)	52,016	$579,978
PPG Industries, Inc.	64,842	7,045,732
Praxair, Inc.	72,769	10,168,740
RPM International, Inc.	38,145	1,958,364
Scotts Miracle-Gro Co., Class A (a)	10,424	1,014,672
Sherwin-Williams Co.	20,962	7,505,234
Valvoline, Inc.	46,986	1,101,822
Versum Materials, Inc.	27,346	1,061,572
Westlake Chemical Corp. (a)	8,738	726,040
WR Grace & Co.	16,144	1,164,790

		143,414,181
Commercial Services & Supplies — 0.4%
Cintas Corp.	23,674	3,415,685
Clean Harbors, Inc. (b)	12,746	722,698
Copart, Inc. (b)	54,443	1,871,206
Iron Mountain, Inc. (a)	71,247	2,771,508
KAR Auction Services, Inc.	39,733	1,896,853
Pitney Bowes, Inc.	40,670	569,787
Republic Services, Inc.	57,241	3,781,341
Rollins, Inc. (a)	23,010	1,061,681
Stericycle, Inc. (b)	22,226	1,591,826
Waste Management, Inc.	111,980	8,764,675

		26,447,260
Communications Equipment — 1.1%
Arista Networks, Inc. (a)(b)	13,461	2,552,340
ARRIS International PLC (b)	42,398	1,207,919
Brocade Communications Systems, Inc.	93,238	1,114,194
Cisco Systems, Inc.	1,293,491	43,500,102
CommScope Holding Co., Inc. (b)	52,398	1,740,138
EchoStar Corp., Class A (b)	11,553	661,178
F5 Networks, Inc. (b)	17,483	2,107,750
Harris Corp. (a)	31,198	4,108,153
Juniper Networks, Inc. (a)	89,790	2,498,856
Motorola Solutions, Inc. (a)	42,193	3,580,920
Palo Alto Networks, Inc. (b)	23,170	3,338,797

		66,410,347
Construction & Engineering — 0.1%
AECOM (b)	37,076	1,364,768
Fluor Corp.	34,241	1,441,546
Jacobs Engineering Group, Inc.	27,823	1,621,246
Quanta Services, Inc. (b)	34,512	1,289,713

		5,717,273
Construction Materials — 0.1%
Eagle Materials, Inc. (a)	10,774	1,149,586
Martin Marietta Materials, Inc. (a)	17,017	3,509,416
Vulcan Materials Co.	35,287	4,220,325

		8,879,327

Common Stocks	Shares	Value
Consumer Finance — 0.8%
Ally Financial, Inc.	125,035	$3,033,349
American Express Co.	189,702	17,160,443
Capital One Financial Corp.	122,808	10,396,925
Credit Acceptance Corp. (a)(b)	2,568	719,477
Discover Financial Services	96,510	6,222,965
Navient Corp.	66,327	996,232
OneMain Holdings, Inc. (b)	14,731	415,267
Santander Consumer USA Holdings, Inc. (b)	33,932	521,535
SLM Corp. (b)	106,950	1,226,716
Synchrony Financial	206,567	6,413,905

		47,106,814
Containers & Packaging — 0.4%
Aptargroup, Inc.	14,979	1,292,837
Ardagh Group SA	4,861	104,074
Avery Dennison Corp.	23,995	2,359,668
Ball Corp. (a)	92,282	3,811,246
Bemis Co., Inc.	21,649	986,545
Berry Global Group, Inc. (b)	34,798	1,971,307
Crown Holdings, Inc. (b)	36,501	2,179,840
Graphic Packaging Holding Co.	68,722	958,672
Owens-Illinois, Inc. (b)	37,944	954,671
Packaging Corp. of America	22,587	2,590,277
Sealed Air Corp. (a)	51,905	2,217,382
Silgan Holdings, Inc.	15,996	470,762
Sonoco Products Co.	22,833	1,151,925
WestRock Co.	67,534	3,831,204

		24,880,410
Distributors — 0.1%
Genuine Parts Co. (a)	40,114	3,836,904
LKQ Corp. (b)	82,423	2,966,404
Pool Corp. (a)	9,606	1,039,081

		7,842,389
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. (a)(b)	11,611	1,000,984
Graham Holdings Co., Class B	1,118	654,142
H&R Block, Inc. (a)	48,758	1,291,112
Service Corp. International	50,543	1,743,733
ServiceMaster Global Holdings, Inc. (b)	31,493	1,471,668

		6,161,639
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B (b)	493,357	90,442,205
CBOE Holdings, Inc. (a)	28,835	3,103,511
FactSet Research Systems, Inc. (a)	9,301	1,675,203
Interactive Brokers Group, Inc., Class A (a)	17,382	782,885
Intercontinental Exchange, Inc.	147,360	10,123,632

LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Diversified Financial Services (continued)
Leucadia National Corp.	89,922	$2,270,531
MarketAxess Holdings, Inc.	9,896	1,825,911
Moody’s Corp. (a)	42,039	5,852,249
Morningstar, Inc.	4,190	356,108
MSCI, Inc.	21,495	2,512,766
Nasdaq, Inc.	30,610	2,374,418
S&P Global, Inc.	66,185	10,345,377
Voya Financial, Inc.	52,261	2,084,691

		133,749,487
Diversified Telecommunication Services — 2.0%
AT&T, Inc. (a)	1,577,618	61,795,297
CenturyLink, Inc. (a)	148,332	2,803,475
Level 3 Communications, Inc. (b)	75,507	4,023,768
SBA Communications Corp. (b)	31,161	4,488,742
Verizon Communications, Inc.	1,047,830	51,857,107
Zayo Group Holdings, Inc. (a)(b)	43,604	1,500,849

		126,469,238
Electric Utilities — 1.7%
American Electric Power Co., Inc.	126,881	8,912,121
Avangrid, Inc. (a)	10,323	489,517
Duke Energy Corp.	179,076	15,028,058
Edison International (a)	82,231	6,345,766
Entergy Corp. (a)	48,642	3,714,303
Eversource Energy (a)	82,389	4,979,591
Exelon Corp. (a)	242,932	9,151,249
FirstEnergy Corp.	118,290	3,646,881
Great Plains Energy, Inc.	51,032	1,546,270
Hawaiian Electric Industries, Inc.	27,925	931,857
NextEra Energy, Inc.	120,061	17,594,940
OGE Energy Corp.	56,263	2,027,156
Pinnacle West Capital Corp.	26,849	2,270,351
PPL Corp.	178,573	6,776,845
Southern Co. (a)	256,499	12,604,361
Westar Energy, Inc.	38,742	1,921,603
Xcel Energy, Inc.	131,791	6,236,350

		104,177,219
Electrical Equipment — 0.6%
Acuity Brands, Inc. (a)	11,894	2,037,204
AMETEK, Inc.	61,053	4,031,940
Eaton Corp. PLC	112,069	8,605,779
Emerson Electric Co. (a)	162,602	10,217,910
Hubbell, Inc.	12,699	1,473,338
Regal-Beloit Corp.	10,881	859,599
Rockwell Automation, Inc.	32,135	5,726,778
Sensata Technologies Holding NV (b)	45,934	2,208,047

		35,160,595

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	75,263	$6,370,260
Arrow Electronics, Inc. (b)	21,314	1,713,859
Avnet, Inc.	28,395	1,115,924
CDW Corp. (a)	40,330	2,661,780
Cognex Corp.	20,144	2,221,480
Coherent, Inc. (b)	6,479	1,523,666
Corning, Inc. (a)	229,307	6,860,865
Dolby Laboratories, Inc., Class A	13,082	752,477
FLIR Systems, Inc.	40,304	1,568,229
IPG Photonics Corp. (b)	9,849	1,822,656
Jabil, Inc.	50,202	1,433,267
Keysight Technologies, Inc. (b)	44,934	1,871,950
National Instruments Corp. (a)	24,451	1,031,099
Trimble, Inc. (b)	67,452	2,647,491
Universal Display Corp.	11,150	1,436,678
Zebra Technologies Corp., Class A (b)	12,814	1,391,344

		36,423,025
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	108,924	3,988,797
Halliburton Co.	227,972	10,493,551
Helmerich & Payne, Inc. (a)	26,088	1,359,446
Nabors Industries Ltd. (a)	70,103	565,731
National Oilwell Varco, Inc. (a)	103,081	3,683,084
Oceaneering International, Inc. (a)	21,099	554,271
Patterson-UTI Energy, Inc. (a)	47,837	1,001,707
RPC, Inc. (a)	14,123	350,109
Schlumberger Ltd.	361,141	25,193,196
Transocean Ltd. (a)(b)	90,112	969,605
Weatherford International PLC (a)(b)	197,926	906,501

		49,065,998
Food & Staples Retailing — 1.6%
Casey’s General Stores, Inc. (a)	8,952	979,796
Costco Wholesale Corp.	111,688	18,349,222
CVS Health Corp.	260,419	21,177,273
Kroger Co. (a)	237,677	4,767,801
Rite Aid Corp. (a)(b)	247,674	485,441
Sprouts Farmers Market, Inc. (b)	30,761	577,384
Sysco Corp. (a)	126,957	6,849,330
U.S. Foods Holding Corp. (b)	30,743	820,838
Wal-Mart Stores, Inc.	370,277	28,933,445
Walgreens Boots Alliance, Inc.	239,032	18,458,051

		101,398,581
Food Products — 1.3%
Archer-Daniels-Midland Co. (a)	139,767	5,941,495
Blue Buffalo Pet Products, Inc. (a)(b)	21,456	608,278
Bunge Ltd.	35,497	2,465,622

4	LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Food Products (continued)
Campbell Soup Co. (a)	48,471	$2,269,412
Conagra Brands, Inc. (a)	103,467	3,490,977
Flowers Foods, Inc. (a)	38,840	730,580
General Mills, Inc. (a)	150,197	7,774,197
Hain Celestial Group, Inc. (b)	24,651	1,014,389
Hershey Co.	34,883	3,808,177
Hormel Foods Corp. (a)	70,397	2,262,560
Ingredion, Inc.	18,688	2,254,520
J.M. Smucker Co. (a)	28,055	2,943,811
Kellogg Co. (a)	62,857	3,920,391
Kraft Heinz Co.	153,630	11,914,006
Lamb Weston Holdings, Inc.	39,862	1,869,129
McCormick & Co., Inc. (a)	30,467	3,127,133
Mondelez International, Inc., Class A	376,356	15,302,635
Pilgrim’s Pride Corp. (a)(b)	12,330	350,295
Pinnacle Foods, Inc. (a)	31,610	1,807,144
Post Holdings, Inc. (b)	17,571	1,550,992
TreeHouse Foods, Inc. (a)(b)	13,496	914,084
Tyson Foods, Inc., Class A	69,782	4,916,142

		81,235,969
Gas Utilities — 0.1%
Atmos Energy Corp.	27,699	2,322,284
National Fuel Gas Co. (a)	18,467	1,045,417
UGI Corp.	49,104	2,301,013

		5,668,714
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	431,910	23,046,718
ABIOMED, Inc. (b)	9,783	1,649,414
Alere, Inc. (a)(b)	20,163	1,028,111
Align Technology, Inc. (b)	20,125	3,748,684
Baxter International, Inc. (a)	125,611	7,882,090
Becton Dickinson & Co. (a)	57,301	11,228,131
Boston Scientific Corp. (b)	347,206	10,127,999
C.R. Bard, Inc.	18,467	5,918,674
Cooper Cos., Inc.	12,531	2,971,225
Danaher Corp.	156,471	13,422,082
Dentsply Sirona, Inc. (a)	60,656	3,627,835
DexCom, Inc. (a)(b)	23,101	1,130,217
Edwards Lifesciences Corp. (b)	53,875	5,889,076
Hill-Rom Holdings, Inc. (a)	15,148	1,120,952
Hologic, Inc. (b)	73,611	2,700,788
IDEXX Laboratories, Inc. (b)	21,919	3,408,185
Intuitive Surgical, Inc. (a)(b)	9,335	9,763,290
Medtronic PLC (a)	349,695	27,195,780
ResMed, Inc. (a)	36,829	2,834,360
STERIS PLC (a)	23,260	2,056,184
Stryker Corp. (a)	86,410	12,271,948
Teleflex, Inc.	10,865	2,629,004
Varian Medical Systems, Inc. (b)	24,057	2,407,143
West Pharmaceutical Services, Inc. (a)	19,744	1,900,558

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	51,398	$6,018,192

		165,976,640
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. (b)	18,039	861,543
Aetna, Inc.	82,580	13,131,046
AmerisourceBergen Corp. (a)	39,999	3,309,917
Anthem, Inc.	67,443	12,806,077
Brookdale Senior Living, Inc. (b)	43,620	462,372
Cardinal Health, Inc.	81,873	5,478,941
Centene Corp. (b)	41,855	4,050,308
Cigna Corp.	63,298	11,832,928
DaVita, Inc. (b)	41,822	2,483,808
Envision Healthcare Corp. (a)(b)	33,382	1,500,521
Express Scripts Holding Co. (b)	153,388	9,712,528
HCA Healthcare, Inc. (b)	75,763	6,029,977
Henry Schein, Inc. (a)(b)	40,224	3,297,966
Humana, Inc.	36,432	8,875,928
Laboratory Corp. of America Holdings (b)	26,417	3,988,174
LifePoint Health, Inc. (a)(b)	8,784	508,594
McKesson Corp.	53,975	8,291,100
MEDNAX, Inc. (b)	21,099	909,789
Patterson Cos., Inc. (a)	20,735	801,408
Premier, Inc., Class A (b)	12,253	399,080
Quest Diagnostics, Inc.	34,692	3,248,559
UnitedHealth Group, Inc.	244,661	47,916,857
Universal Health Services, Inc., Class B	23,494	2,606,424
WellCare Health Plans, Inc. (b)	11,867	2,038,039

		154,541,884
Health Care Technology — 0.1%
athenahealth, Inc. (b)	10,818	1,345,327
Cerner Corp. (b)	73,419	5,236,243
Veeva Systems, Inc., Class A (a)(b)	28,895	1,629,967

		8,211,537
Hotels, Restaurants & Leisure — 2.0%
Aramark	63,901	2,595,020
Carnival Corp.	102,521	6,619,781
Chipotle Mexican Grill, Inc. (a)(b)	6,078	1,870,991
Choice Hotels International, Inc.	7,815	499,378
Darden Restaurants, Inc. (a)	33,286	2,622,271
Domino’s Pizza, Inc. (a)	11,537	2,290,671
Dunkin’ Brands Group, Inc. (a)	22,325	1,185,011
Extended Stay America, Inc.	57,736	1,154,720
Hilton Grand Vacations, Inc. (b)	13,599	525,329
Hilton Worldwide Holdings, Inc. (a)	49,790	3,457,915
Hyatt Hotels Corp., Class A (b)	15,570	962,070
International Game Technology PLC	24,803	608,914
Las Vegas Sands Corp. (a)	92,470	5,932,875
Marriott International, Inc., Class A	80,602	8,887,177

LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	209,831	$32,876,321
MGM Resorts International	127,388	4,151,575
Norwegian Cruise Line Holdings Ltd. (b)	48,395	2,615,750
Royal Caribbean Cruises Ltd.	43,233	5,124,840
Six Flags Entertainment Corp. (a)	16,291	992,774
Starbucks Corp.	361,868	19,435,930
Vail Resorts, Inc.	10,355	2,362,183
Wendy’s Co. (a)	42,354	657,758
Wyndham Worldwide Corp.	28,298	2,982,892
Wynn Resorts Ltd. (a)	20,986	3,125,235
Yum China Holdings, Inc. (b)	93,373	3,732,119
Yum! Brands, Inc.	87,546	6,444,261

		123,713,761
Household Durables — 0.5%
CalAtlantic Group, Inc.	16,203	593,516
D.R. Horton, Inc.	90,519	3,614,424
Garmin Ltd. (a)	34,069	1,838,704
Leggett & Platt, Inc.	30,596	1,460,347
Lennar Corp., Class A	53,616	2,830,925
Lennar Corp., Class B	1,943	87,590
Mohawk Industries, Inc. (b)	16,395	4,057,926
Newell Brands, Inc.	124,176	5,298,590
NVR, Inc. (b)	802	2,289,710
PulteGroup, Inc. (a)	84,369	2,305,805
Tempur Sealy International, Inc. (b)	11,428	737,334
Toll Brothers, Inc.	35,306	1,464,140
Tupperware Brands Corp.	12,383	765,517
Whirlpool Corp. (a)	19,845	3,660,212

		31,004,740
Household Products — 1.5%
Church & Dwight Co., Inc. (a)	65,237	3,160,733
Clorox Co. (a)	34,210	4,512,641
Colgate-Palmolive Co.	219,866	16,017,238
Energizer Holdings, Inc. (a)	13,338	614,215
Kimberly-Clark Corp.	90,231	10,618,384
Procter & Gamble Co.	655,177	59,608,003
Spectrum Brands Holdings, Inc. (a)	6,039	639,651

		95,170,865
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	155,040	1,708,541
Calpine Corp. (b)	83,314	1,228,881
NRG Energy, Inc.	73,527	1,881,556
Vistra Energy Corp.	55,440	1,036,174

		5,855,152
Industrial Conglomerates — 2.0%
3M Co.	149,521	31,384,458
BWX Technologies, Inc.	21,530	1,206,110

Common Stocks	Shares	Value
Industrial Conglomerates (continued)
Carlisle Cos., Inc.	14,558	$1,460,022
General Electric Co.	2,221,622	53,718,820
Honeywell International, Inc.	196,070	27,790,962
Roper Technologies, Inc.	25,626	6,237,368
Seaboard Corp.	60	270,300

		122,068,040
Insurance — 2.9%
Aflac, Inc.	99,237	8,076,899
Alleghany Corp. (b)	2,747	1,521,865
Allstate Corp.	92,235	8,477,319
American Financial Group, Inc.	17,221	1,781,512
American International Group, Inc.	238,512	14,642,252
American National Insurance Co.	2,030	239,702
Aon PLC	66,352	9,694,027
Arch Capital Group Ltd. (a)(b)	32,462	3,197,507
Arthur J Gallagher & Co.	49,338	3,036,754
Aspen Insurance Holdings Ltd.	19,905	804,162
Assurant, Inc.	12,808	1,223,420
Assured Guaranty Ltd.	35,270	1,331,443
Athene Holding Ltd., Class A (a)(b)	33,248	1,790,072
Axis Capital Holdings Ltd.	21,569	1,236,119
Brighthouse Financial, Inc. (b)	20,357	1,237,706
Brown & Brown, Inc.	28,047	1,351,585
Chubb Ltd.	118,307	16,864,663
Cincinnati Financial Corp. (a)	42,172	3,229,110
CNA Financial Corp.	5,924	297,681
Erie Indemnity Co., Class A	6,113	737,044
Everest Re Group Ltd.	10,386	2,372,059
First American Financial Corp.	25,449	1,271,687
FNF Group	70,041	3,324,146
Hanover Insurance Group, Inc.	10,450	1,012,919
Hartford Financial Services Group, Inc.	90,425	5,012,258
Lincoln National Corp.	60,380	4,436,722
Loews Corp.	74,403	3,560,928
Markel Corp. (b)	3,562	3,804,145
Marsh & McLennan Cos., Inc.	131,251	11,000,146
Mercury General Corp. (a)	6,265	355,163
MetLife, Inc.	230,955	11,998,112
Old Republic International Corp.	56,007	1,102,778
Principal Financial Group, Inc.	65,998	4,246,311
ProAssurance Corp.	13,841	756,411
Progressive Corp.	149,551	7,241,259
Prudential Financial, Inc.	110,461	11,744,214
Reinsurance Group of America, Inc.	16,330	2,278,525
RenaissanceRe Holdings Ltd.	6,143	830,165
Torchmark Corp.	32,139	2,574,013
Travelers Cos., Inc.	72,166	8,841,778
Unum Group	55,457	2,835,516
Validus Holdings Ltd.	18,086	890,012

6	LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Insurance (continued)
W.R. Berkley Corp.	23,467	$1,566,188
White Mountains Insurance Group Ltd.	1,090	934,130
Willis Towers Watson PLC (a)	31,588	4,871,817
XL Group Ltd.	70,347	2,775,189

		182,407,433
Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc. (b)	101,889	97,950,990
Expedia, Inc. (a)	31,231	4,495,390
Liberty Expedia Holdings, Inc., Class A (b)	11,895	631,743
Liberty Interactive Corp QVC Group, Series A (b)	111,216	2,621,361
Liberty Ventures, Series A (b)	19,290	1,110,140
Netflix, Inc. (b)	104,670	18,981,905
Priceline Group, Inc. (b)	12,533	22,945,667
TripAdvisor, Inc. (b)	26,798	1,086,123
Wayfair, Inc., Class A (b)	8,811	593,861

		150,417,180
Internet Software & Services — 4.5%
Akamai Technologies, Inc. (b)	40,584	1,977,252
Alphabet, Inc., Class A (b)	76,223	74,219,860
Alphabet, Inc., Class C (b)	77,614	74,440,364
CoStar Group, Inc. (b)	7,785	2,088,326
eBay, Inc. (b)	257,489	9,903,027
Facebook, Inc., Class A (b)	598,305	102,232,375
GoDaddy, Inc., Class A (a)(b)	33,799	1,470,594
IAC/InterActiveCorp (b)	18,418	2,165,588
LogMeIn, Inc. (a)	14,135	1,555,557
Match Group, Inc. (b)	10,530	244,191
Pandora Media, Inc. (a)(b)	47,998	369,585
Twitter, Inc. (b)	175,072	2,953,465
VeriSign, Inc. (a)(b)	23,328	2,481,866
Zillow Group, Inc., Class A (b)	12,208	490,151
Zillow Group, Inc., Class C (a)(b)	31,533	1,267,942

		277,860,143
IT Services — 4.0%
Accenture PLC, Class A	160,395	21,664,553
Alliance Data Systems Corp.	12,804	2,836,726
Amdocs Ltd. (a)	37,820	2,432,582
Automatic Data Processing, Inc.	116,332	12,717,414
Black Knight Financial Services, Inc., Class A (a)(b)	6,608	284,474
Booz Allen Hamilton Holding Corp. (a)	41,063	1,535,346
Broadridge Financial Solutions, Inc.	31,768	2,567,490
Cognizant Technology Solutions Corp., Class A	148,690	10,785,973
Conduent, Inc. (b)	43,560	682,585
CoreLogic, Inc. (b)	20,880	965,074

Common Stocks	Shares	Value
IT Services (continued)
CSRA, Inc.	39,897	$1,287,476
DST Systems, Inc.	13,656	749,441
DXC Technology Co.	71,534	6,143,340
Euronet Worldwide, Inc. (b)	11,631	1,102,502
Fidelity National Information Services, Inc.	83,924	7,837,662
First Data Corp., Class A (b)	103,434	1,865,949
Fiserv, Inc. (b)	54,124	6,979,831
FleetCor Technologies, Inc. (b)	23,166	3,585,402
Gartner, Inc. (b)	23,155	2,880,714
Genpact Ltd.	40,844	1,174,265
Global Payments, Inc. (a)	39,289	3,733,634
International Business Machines Corp.	221,613	32,151,614
Jack Henry & Associates, Inc. (a)	19,902	2,045,727
Leidos Holdings, Inc.	37,526	2,222,290
Mastercard, Inc., Class A	241,462	34,094,434
Paychex, Inc.	82,233	4,930,691
PayPal Holdings, Inc. (b)	288,816	18,492,888
Sabre Corp. (a)	49,828	901,887
Square, Inc., Class A (a)(b)	61,005	1,757,554
Teradata Corp. (b)	30,252	1,022,215
Total System Services, Inc.	47,424	3,106,272
Vantiv, Inc., Class A (a)(b)	41,744	2,941,700
Visa, Inc., Class A (a)	473,484	49,829,456
Western Union Co. (a)	129,532	2,487,014
WEX, Inc. (b)	9,000	1,009,980

		250,806,155
Leisure Products — 0.1%
Brunswick Corp.	21,840	1,222,385
Hasbro, Inc.	30,297	2,959,108
Mattel, Inc. (a)	82,828	1,282,177
Polaris Industries, Inc. (a)	14,830	1,551,663

		7,015,333
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	81,609	5,239,298
Bio-Rad Laboratories, Inc., Class A (b)	4,850	1,077,767
Bio-Techne Corp.	8,879	1,073,382
Bruker Corp.	22,701	675,355
Charles River Laboratories International, Inc. (b)	10,919	1,179,470
Illumina, Inc. (b)	37,086	7,387,531
Mettler-Toledo International, Inc. (b)	6,470	4,051,255
PerkinElmer, Inc.	29,549	2,037,995
QIAGEN NV (b)	61,422	1,934,793
Quintiles IMS Holdings, Inc. (b)	32,798	3,118,106
Thermo Fisher Scientific, Inc.	101,425	19,189,610
VWR Corp. (b)	19,592	648,691

LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
Waters Corp. (b)	19,397	$3,482,150

		51,095,403
Machinery — 1.9%
AGCO Corp.	15,307	1,129,197
Caterpillar, Inc.	145,548	18,151,291
Colfax Corp. (b)	20,307	845,584
Crane Co.	11,543	923,325
Cummins, Inc. (a)	39,622	6,657,685
Deere & Co. (a)	81,860	10,280,797
Donaldson Co., Inc.	30,387	1,395,979
Dover Corp.	42,170	3,853,916
Flowserve Corp. (a)	29,981	1,276,891
Fortive Corp.	75,962	5,377,350
Gardner Denver Holdings, Inc. (a)(b)	9,524	262,100
Graco, Inc.	13,474	1,666,599
IDEX Corp. (a)	18,371	2,231,525
Illinois Tool Works, Inc.	77,638	11,487,319
Ingersoll-Rand PLC	65,557	5,845,718
ITT, Inc.	21,525	952,912
Lincoln Electric Holdings, Inc.	13,626	1,249,232
Middleby Corp. (b)	15,984	2,048,669
Nordson Corp.	16,138	1,912,353
Oshkosh Corp.	21,877	1,805,728
PACCAR, Inc. (a)	87,013	6,294,520
Parker-Hannifin Corp.	34,534	6,044,141
Pentair PLC	40,115	2,726,215
Snap-on, Inc. (a)	16,290	2,427,373
Stanley Black & Decker, Inc.	40,217	6,071,561
Terex Corp. (a)	20,723	932,949
Timken Co.	15,826	768,352
Toro Co.	27,433	1,702,492
Trinity Industries, Inc. (a)	34,703	1,107,026
Valmont Industries, Inc. (a)	5,198	821,804
WABCO Holdings, Inc. (b)	13,894	2,056,312
Wabtec Corp. (a)	20,075	1,520,681
Welbilt, Inc. (a)(b)	28,106	647,843
Xylem, Inc.	48,356	3,028,536

		115,503,975
Marine — 0.0%
Kirby Corp. (a)(b)	12,620	832,289
Media — 2.9%
AMC Networks, Inc., Class A (b)	12,619	737,833
Cable One, Inc. (a)	1,040	751,005
CBS Corp., Class B	92,285	5,352,530
Charter Communications, Inc., Class A (b)	48,950	17,789,409
Cinemark Holdings, Inc. (a)	24,405	883,705
Comcast Corp., Class A (a)	1,207,647	46,470,256

Common Stocks	Shares	Value
Media (continued)
Discovery Communications, Inc., Class A (a)(b)	34,803	$740,956
Discovery Communications, Inc., Class C (b)	53,883	1,091,670
DISH Network Corp., Class A (b)	60,013	3,254,505
IHS Markit Ltd. (b)	100,340	4,422,987
Interpublic Group of Cos., Inc. (a)	94,426	1,963,116
John Wiley & Sons, Inc., Class A	10,711	573,038
Liberty Broadband Corp., Class A (a)(b)	9,304	876,251
Liberty Broadband Corp., Class C (b)	25,543	2,434,248
Liberty Media Corp-Liberty Formula One, Class A (b)	5,680	207,263
Liberty Media Corp-Liberty Formula One, Class C (a)(b)	46,139	1,757,434
Liberty Media Corp. — Liberty SiriusXM, Class A (b)	22,114	926,577
Liberty Media Corp. — Liberty SiriusXM, Class C (b)	41,059	1,719,140
Lions Gate Entertainment Corp., Class A (b)	10,822	361,996
Lions Gate Entertainment Corp., Class B (b)	32,067	1,019,410
Live Nation Entertainment, Inc. (a)(b)	36,917	1,607,735
Madison Square Garden Co., Class A (b)	4,187	896,437
News Corp., Class A (a)	89,833	1,191,186
News Corp., Class B	27,883	380,603
Omnicom Group, Inc. (a)	58,112	4,304,356
Regal Entertainment Group, Class A (a)	25,893	414,288
Scripps Networks Interactive, Inc., Class A	23,440	2,013,262
Sirius XM Holdings, Inc. (a)	355,894	1,964,535
TEGNA, Inc.	47,701	635,854
Time Warner, Inc.	197,981	20,283,153
Tribune Media Co., Class A	16,659	680,687
Twenty-First Century Fox, Inc., Class A (a)	267,094	7,045,940
Twenty-First Century Fox, Inc., Class B	120,639	3,111,280
Viacom, Inc., Class A (a)	1,857	68,152
Viacom, Inc., Class B	89,389	2,488,590
Walt Disney Co. (a)	402,616	39,685,859

		180,105,246
Metals & Mining — 0.4%
Alcoa Corp.	51,443	2,398,273
Freeport-McMoRan, Inc. (b)	344,276	4,833,635
Newmont Mining Corp.	134,337	5,038,981

8	LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Metals & Mining (continued)
Nucor Corp.	82,204	$4,606,712
Reliance Steel & Aluminum Co.	16,736	1,274,781
Royal Gold, Inc.	18,302	1,574,704
Southern Copper Corp. (a)	18,439	733,135
Steel Dynamics, Inc.	64,301	2,216,455
Tahoe Resources, Inc. (a)	67,202	354,155
United States Steel Corp. (a)	40,047	1,027,606

		24,058,437
Multi-Utilities — 1.1%
Alliant Energy Corp. (a)	61,312	2,548,740
Ameren Corp.	64,305	3,719,401
CenterPoint Energy, Inc.	117,621	3,435,709
CMS Energy Corp.	69,961	3,240,593
Consolidated Edison, Inc. (a)	76,869	6,201,791
Dominion Energy Inc.	163,233	12,557,515
DTE Energy Co.	46,008	4,939,419
MDU Resources Group, Inc.	48,438	1,256,966
NiSource, Inc.	74,608	1,909,219
PG&E Corp.	131,126	8,928,369
Public Service Enterprise Group, Inc.	125,889	5,822,366
SCANA Corp.	31,929	1,548,237
Sempra Energy (a)	64,905	7,407,608
Vectren Corp.	20,314	1,336,052
WEC Energy Group, Inc.	78,532	4,930,239

		69,782,224
Multiline Retail — 0.4%
Burlington Stores, Inc. (b)	16,790	1,602,773
Dollar General Corp.	69,940	5,668,637
Dollar Tree, Inc. (b)	59,248	5,143,911
Kohl’s Corp. (a)	48,479	2,213,066
Macy’s, Inc. (a)	86,242	1,881,801
Nordstrom, Inc. (a)	32,839	1,548,359
Target Corp. (a)	140,558	8,294,328

		26,352,875
Oil, Gas & Consumable Fuels — 5.1%
Anadarko Petroleum Corp.	143,261	6,998,300
Andeavor	39,443	4,068,545
Antero Resources Corp. (a)(b)	52,988	1,054,461
Apache Corp. (a)	99,249	4,545,604
Cabot Oil & Gas Corp. (a)	124,583	3,332,595
Centennial Resource Development, Inc., Class A (a)(b)	25,428	456,941
Cheniere Energy, Inc. (b)	49,267	2,218,986
Chesapeake Energy Corp. (a)(b)	207,817	893,613
Chevron Corp. (a)	484,453	56,923,227
Cimarex Energy Co.	25,035	2,845,728
Concho Resources, Inc. (b)	37,611	4,954,121
ConocoPhillips	317,078	15,869,754
CONSOL Energy, Inc. (a)(b)	55,051	932,564
Continental Resources, Inc. (a)(b)	18,906	729,961

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	138,434	$5,081,912
Diamondback Energy, Inc. (b)	26,552	2,601,034
Energen Corp. (b)	22,433	1,226,636
EOG Resources, Inc.	147,212	14,241,289
EQT Corp. (a)	41,938	2,736,035
Extraction Oil & Gas, Inc. (b)	27,626	425,164
Exxon Mobil Corp.	1,091,318	89,466,250
Gulfport Energy Corp. (b)	34,549	495,433
Hess Corp.	79,496	3,727,567
HollyFrontier Corp. (a)	48,933	1,760,120
Kinder Morgan, Inc.	490,882	9,415,117
Kosmos Energy Ltd. (a)(b)	94,561	752,706
Laredo Petroleum, Inc. (a)(b)	43,199	558,563
Marathon Oil Corp.	206,367	2,798,337
Marathon Petroleum Corp.	130,119	7,297,074
Murphy Oil Corp. (a)	39,905	1,059,877
Murphy USA, Inc. (a)(b)	7,854	541,926
Newfield Exploration Co. (a)(b)	47,098	1,397,398
Noble Energy, Inc.	134,824	3,823,609
Occidental Petroleum Corp.	195,434	12,548,817
ONEOK, Inc.	102,133	5,659,190
Parsley Energy, Inc., Class A (b)	53,907	1,419,910
PBF Energy, Inc., Class A (a)	23,833	658,029
Phillips 66	111,844	10,246,029
Pioneer Natural Resources Co.	42,696	6,299,368
QEP Resources, Inc. (b)	50,670	434,242
Range Resources Corp. (a)	52,469	1,026,818
Rice Energy, Inc. (b)	34,856	1,008,733
RSP Permian, Inc. (b)	30,164	1,043,373
SM Energy Co. (a)	29,218	518,327
Southwestern Energy Co. (b)	119,742	731,624
Targa Resources Corp. (a)	58,925	2,787,152
Valero Energy Corp.	113,825	8,756,557
Whiting Petroleum Corp. (a)(b)	82,657	451,307
Williams Cos., Inc.	213,897	6,419,049
World Fuel Services Corp.	17,958	608,956
WPX Energy, Inc. (b)	90,925	1,045,637

		316,893,565
Paper & Forest Products — 0.1%
Domtar Corp. (a)	14,526	630,283
International Paper Co.	105,995	6,022,636

		6,652,919
Personal Products — 0.2%
Coty, Inc., Class A (a)	120,377	1,989,832
Edgewell Personal Care Co. (a)(b)	14,166	1,030,860
Estee Lauder Cos., Inc., Class A	56,133	6,053,383
Herbalife Ltd. (a)(b)	18,865	1,279,613
Nu Skin Enterprises, Inc., Class A	11,878	730,259

		11,083,947
Pharmaceuticals — 4.4%
Akorn, Inc. (b)	20,492	680,130

LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	9

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Allergan PLC	85,764	$17,577,332
Bristol-Myers Squibb Co.	420,647	26,812,040
Eli Lilly & Co.	252,455	21,595,001
Endo International PLC (b)	50,802	435,119
Johnson & Johnson	690,616	89,786,986
Mallinckrodt PLC (b)	22,748	850,093
Merck & Co., Inc.	705,114	45,148,449
Mylan NV (b)	136,687	4,287,871
Perrigo Co. PLC (a)	34,205	2,895,453
Pfizer, Inc.	1,523,379	54,384,630
Zoetis, Inc. (a)	124,574	7,942,838

		272,395,942
Professional Services — 0.3%
Dun & Bradstreet Corp.	8,665	1,008,693
Equifax, Inc.	29,909	3,170,055
ManpowerGroup, Inc.	16,011	1,886,416
Nielsen Holdings PLC (a)	96,948	4,018,494
Robert Half International, Inc.	29,796	1,499,931
TransUnion (b)	39,721	1,877,214
Verisk Analytics, Inc. (b)	40,021	3,329,347

		16,790,150
Real Estate Investment Trusts (REITs) — 3.6%
AGNC Investment Corp.	94,128	2,040,695
Alexandria Real Estate Equities, Inc.	24,108	2,868,129
American Campus Communities, Inc.	40,609	1,792,887
American Homes 4 Rent, Class A	75,375	1,636,391
American Tower Corp.	109,595	14,979,445
Annaly Capital Management, Inc.	288,526	3,517,132
Apartment Investment & Management Co., Class A	36,148	1,585,451
Apple Hospitality REIT, Inc.	48,216	911,765
AvalonBay Communities, Inc.	35,119	6,265,932
Boston Properties, Inc.	40,281	4,949,729
Brandywine Realty Trust	37,060	648,179
Brixmor Property Group, Inc.	78,110	1,468,468
Camden Property Trust	25,414	2,324,110
Chimera Investment Corp.	62,322	1,179,132
Colony NorthStar, Inc., Class A	139,582	1,753,150
Columbia Property Trust, Inc.	26,650	580,171
CoreCivic, Inc.	27,600	738,852
Coresite Realty Corp.	7,788	871,477
Corporate Office Properties Trust	22,548	740,251
Crown Castle International Corp.	101,740	10,171,965
CubeSmart	40,722	1,057,143
CyrusOne, Inc.	20,331	1,198,106
DCT Industrial Trust, Inc.	23,415	1,356,197
DDR Corp.	71,025	650,589
Digital Realty Trust, Inc.	51,328	6,073,642

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Douglas Emmett, Inc.	34,533	$1,361,291
Duke Realty Corp.	86,218	2,484,803
Empire State Realty Trust, Inc., Class A	29,234	600,466
EPR Properties	14,293	996,794
Equinix, Inc.	19,989	8,921,091
Equity Commonwealth (b)	29,012	881,965
Equity Lifestyle Properties, Inc.	23,998	2,041,750
Equity Residential	92,042	6,068,329
Essex Property Trust, Inc.	17,306	4,396,243
Extra Space Storage, Inc. (a)	32,998	2,637,200
Federal Realty Investment Trust	19,534	2,426,318
Forest City Realty Trust, Inc., Class A	76,401	1,948,990
Gaming and Leisure Properties, Inc.	49,970	1,843,393
GGP, Inc. (a)	171,041	3,552,522
HCP, Inc.	114,547	3,187,843
Healthcare Trust of America, Inc., Class A	60,684	1,808,383
Highwoods Properties, Inc.	31,904	1,661,879
Hospitality Properties Trust	28,788	820,170
Host Hotels & Resorts, Inc.	177,196	3,276,354
Hudson Pacific Properties, Inc.	35,870	1,202,721
Invitation Homes, Inc.	19,171	434,223
JBG Smith Properties (b)	21,515	736,028
Kilroy Realty Corp.	22,461	1,597,426
Kimco Realty Corp.	113,926	2,227,253
Lamar Advertising Co., Class A	25,651	1,757,863
Liberty Property Trust	44,780	1,838,667
Life Storage, Inc. (a)	9,980	816,464
Macerich Co.	34,436	1,892,947
Medical Properties Trust, Inc.	83,138	1,091,602
MFA Financial, Inc.	92,193	807,611
Mid-America Apartment Communities, Inc.	29,021	3,101,765
National Retail Properties, Inc.	35,222	1,467,349
New Residential Investment Corp. (a)	70,503	1,179,515
Omega Healthcare Investors, Inc. (a)	45,577	1,454,362
Outfront Media, Inc.	33,798	851,034
Paramount Group, Inc. (a)	45,552	728,832
Park Hotels & Resorts, Inc.	29,583	815,308
Piedmont Office Realty Trust, Inc., Class A	34,382	693,141
Prologis, Inc.	134,590	8,541,081
Public Storage	37,716	8,070,847
Rayonier, Inc.	30,974	894,839
Realty Income Corp.	68,675	3,927,523
Regency Centers Corp.	40,340	2,502,694

10	LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Retail Properties of America, Inc., Class A	54,414	$714,456
Senior Housing Properties Trust	54,047	1,056,619
Simon Property Group, Inc.	79,714	12,834,751
SL Green Realty Corp. (a)	26,731	2,708,385
Spirit Realty Capital, Inc. (a)	110,214	944,534
Starwood Property Trust, Inc.	77,063	1,673,808
STORE Capital Corp.	38,412	955,306
Sun Communities, Inc.	20,576	1,762,952
Tanger Factory Outlet Centers, Inc. (a)	23,323	569,548
Taubman Centers, Inc.	13,268	659,420
Two Harbors Investment Corp.	84,803	854,814
UDR, Inc.	71,424	2,716,255
Uniti Group, Inc. (a)	38,006	557,168
Ventas, Inc. (a)	92,479	6,023,157
VEREIT, Inc.	279,453	2,316,665
Vornado Realty Trust	43,030	3,308,146
Weingarten Realty Investors	28,176	894,306
Welltower, Inc.	94,325	6,629,161
Weyerhaeuser Co.	196,043	6,671,343
WP Carey, Inc.	31,352	2,112,811

		226,869,472
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (b)	71,186	2,696,526
Howard Hughes Corp. (b)	8,473	999,221
Jones Lang LaSalle, Inc.	10,322	1,274,767
Realogy Holdings Corp.	31,158	1,026,656

		5,997,170
Road & Rail — 0.9%
AMERCO (a)	1,201	450,255
CSX Corp.	225,215	12,220,166
Genesee & Wyoming, Inc., Class A (b)	15,408	1,140,346
JB Hunt Transport Services, Inc.	20,906	2,322,239
Kansas City Southern	28,070	3,050,648
Landstar System, Inc. (a)	10,433	1,039,648
Norfolk Southern Corp.	73,839	9,764,469
Old Dominion Freight Line, Inc.	14,054	1,547,486
Ryder System, Inc.	12,299	1,039,880
Union Pacific Corp.	205,733	23,858,856

		56,433,993
Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc. (b)	216,469	2,759,980
Analog Devices, Inc.	95,128	8,197,180
Applied Materials, Inc.	280,012	14,585,825
Broadcom Ltd.	103,345	25,065,296
Cavium, Inc. (a)(b)	15,124	997,277
Cypress Semiconductor Corp. (a)	75,553	1,134,806
First Solar, Inc. (a)(b)	22,355	1,025,647
Intel Corp. (a)	1,210,911	46,111,491

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	41,406	$4,389,036
Lam Research Corp. (a)	41,233	7,629,754
Marvell Technology Group Ltd. (a)	109,597	1,961,786
Maxim Integrated Products, Inc.	74,975	3,577,057
Microchip Technology, Inc. (a)	60,072	5,393,264
Micron Technology, Inc. (b)	270,257	10,629,208
Microsemi Corp. (b)	26,479	1,363,139
NVIDIA Corp.	145,945	26,090,588
NXP Semiconductors NV (b)	86,233	9,752,090
ON Semiconductor Corp. (b)	116,909	2,159,309
Qorvo, Inc. (a)(b)	30,522	2,157,295
QUALCOMM, Inc.	379,333	19,664,623
Skyworks Solutions, Inc.	46,415	4,729,689
Teradyne, Inc.	52,402	1,954,071
Texas Instruments, Inc.	255,785	22,928,567
Xilinx, Inc. (a)	63,806	4,519,379

		228,776,357
Software — 5.0%
Activision Blizzard, Inc. (a)	192,157	12,396,048
Adobe Systems, Inc. (b)	125,570	18,732,533
ANSYS, Inc. (b)	22,401	2,749,275
Atlassian Corp. PLC, Class A (b)	16,788	590,098
Autodesk, Inc. (b)	52,428	5,885,567
CA, Inc.	83,595	2,790,401
Cadence Design Systems, Inc. (b)	72,186	2,849,181
CDK Global, Inc.	32,461	2,047,964
Citrix Systems, Inc. (b)	40,227	3,090,238
Dell Technologies, Inc., Class V (b)	53,758	4,150,655
Electronic Arts, Inc. (b)	75,620	8,927,697
FireEye, Inc. (a)(b)	40,267	675,278
Fortinet, Inc. (b)	41,975	1,504,384
Guidewire Software, Inc. (a)(b)	18,517	1,441,734
Intuit, Inc.	61,683	8,767,622
Manhattan Associates, Inc. (b)	17,494	727,226
Microsoft Corp.	1,923,313	143,267,585
Nuance Communications, Inc. (b)	65,914	1,036,168
Oracle Corp.	740,591	35,807,575
PTC, Inc. (b)	32,310	1,818,407
Red Hat, Inc. (b)	45,601	5,055,327
salesforce.com, Inc. (b)	173,003	16,161,940
ServiceNow, Inc. (a)(b)	42,708	5,019,471
Splunk, Inc. (a)(b)	37,378	2,483,021
SS&C Technologies Holdings, Inc.	48,140	1,932,821
Symantec Corp.	156,784	5,144,083
Synopsys, Inc. (b)	38,465	3,097,586
Tableau Software, Inc., Class A (a)(b)	13,732	1,028,389
Take-Two Interactive Software, Inc. (b)	26,051	2,663,194
Tyler Technologies, Inc. (b)	9,630	1,678,702
Ultimate Software Group, Inc. (a)(b)	8,012	1,519,075
VMware, Inc., Class A (a)(b)	17,288	1,887,677

LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	11

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Software (continued)
Workday, Inc., Class A (b)	34,485	$3,634,374
Zynga, Inc., Class A (b)	173,914	657,395

		311,218,691
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	18,823	1,867,242
AutoNation, Inc. (a)(b)	14,039	666,291
AutoZone, Inc. (b)	7,340	4,368,107
Bed Bath & Beyond, Inc.	31,764	745,501
Best Buy Co., Inc.	66,482	3,786,815
CarMax, Inc. (b)	48,995	3,714,311
Dick’s Sporting Goods, Inc. (a)	20,478	553,111
Floor & Decor Holdings, Inc., Class A (a)(b)	9,310	362,438
Foot Locker, Inc.	31,442	1,107,387
GameStop Corp., Class A (a)	24,750	511,335
Gap, Inc. (a)	66,452	1,962,328
Home Depot, Inc.	309,131	50,561,466
L Brands, Inc. (a)	61,073	2,541,247
Lowe’s Cos., Inc.	219,461	17,543,712
Michaels Cos., Inc. (b)	26,557	570,179
O’Reilly Automotive, Inc. (b)	22,893	4,930,465
Penske Automotive Group, Inc. (a)	8,346	397,019
Ross Stores, Inc.	96,338	6,220,545
Sally Beauty Holdings, Inc. (a)(b)	30,613	599,403
Signet Jewelers Ltd. (a)	16,563	1,102,268
Tiffany & Co.	27,681	2,540,562
TJX Cos., Inc.	165,483	12,201,062
Tractor Supply Co. (a)	31,254	1,978,066
Ulta Salon Cosmetics & Fragrance, Inc. (b)	14,888	3,365,581
Urban Outfitters, Inc. (a)(b)	19,757	472,192
Williams-Sonoma, Inc. (a)	20,481	1,021,183

		125,689,816
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	1,338,629	206,309,501
Hewlett Packard Enterprise Co. (a)	427,660	6,290,879
HP, Inc.	430,493	8,592,640
NCR Corp. (a)(b)	27,180	1,019,794
NetApp, Inc.	65,600	2,870,656
Western Digital Corp.	74,096	6,401,894
Xerox Corp. (a)	64,472	2,146,273

		233,631,637
Textiles, Apparel & Luxury Goods — 0.6%
Carter’s, Inc.	11,436	1,129,305
Coach, Inc. (a)	73,198	2,948,415
Hanesbrands, Inc. (a)	86,964	2,142,793
lululemon athletica, Inc. (b)	23,395	1,456,339
Michael Kors Holdings Ltd. (b)	43,930	2,102,051
NIKE, Inc., Class B (a)	338,243	17,537,900

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	20,837	$2,626,712
Ralph Lauren Corp. (a)	13,349	1,178,583
Skechers U.S.A., Inc., Class A (b)	30,875	774,654
Under Armour, Inc., Class A (a)(b)	40,507	667,555
Under Armour, Inc., Class C (a)(b)	45,574	684,521
VF Corp. (a)	83,986	5,338,990

		38,587,818
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc. (a)	136,643	1,761,328
People’s United Financial, Inc. (a)	78,854	1,430,412
TFS Financial Corp. (a)	15,276	246,402

		3,438,142
Tobacco — 1.2%
Altria Group, Inc.	496,223	31,470,463
Philip Morris International, Inc.	397,385	44,113,709

		75,584,172
Trading Companies & Distributors — 0.2%
Air Lease Corp. (a)	24,084	1,026,460
Fastenal Co. (a)	76,535	3,488,465
HD Supply Holdings, Inc. (b)	55,692	2,008,810
MSC Industrial Direct Co., Inc., Class A	9,889	747,312
United Rentals, Inc. (b)	20,376	2,826,966
Univar, Inc. (b)	23,770	687,666
W.W. Grainger, Inc. (a)	14,202	2,552,810
Watsco, Inc. (a)	6,949	1,119,275
WESCO International, Inc. (b)	11,838	689,564

		15,147,328
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	21,785	1,572,441
Water Utilities — 0.1%
American Water Works Co., Inc. (a)	45,141	3,652,358
Aqua America, Inc. (a)	43,144	1,431,950

		5,084,308
Wireless Telecommunication Services — 0.1%
Sprint Corp. (b)	144,594	1,124,941
T-Mobile U.S., Inc. (b)	76,513	4,717,792
Telephone & Data Systems, Inc.	24,679	688,297
United States Cellular Corp. (b)	2,304	81,562

		6,612,592
Total Common Stocks — 99.0%		6,159,700,513

12	LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Investment Companies — 0.4%
United States — 0.4%
iShares Russell 1000 ETF (a)(e)	184,849	$25,856,678
Total Long-Term Investments (Cost — $5,192,512,577) — 99.4%		6,185,557,191

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (c)(d)(e)	610,425,491	610,608,618

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (c)(e)	81,669,389	$81,669,389
Total Short-Term Securities (Cost — $692,217,251) — 11.1%		692,278,007
Total Investments (Cost — $5,884,729,828) — 110.5%		$6,877,835,198
Liabilities in Excess of Other Assets — (10.5)%		(652,469,996)

Net Assets — 100.0%		$6,225,365,202

Notes to Schedule of Investments

(a)	Security, or a portion of the security, is on loan.

(b)	Non-income producing security.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[4]	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	22,394	9,186		—	31,580	$14,119,102	$208,560		—	$1,936,270
BlackRock Cash Funds: Institutional, SL Agency Shares	368,761,779	241,663,712	[1]	—	610,425,491	610,608,618	905,328	[2]	$5,623	19,552
BlackRock Cash Funds: Treasury, SL Agency Shares	99,224,550	—		(17,555,161)[3]	81,669,389	81,669,389	424,495		—	—
iShares Russell 1000 ETF	—	2,631,148		(2,446,299)	184,849	25,856,678	252,541		644,650	1,124,457
PNC Financial Services Group, Inc.	89,475	34,764		(926)	123,313	16,618,893	194,267		(7,675)	1,993,845
Total						$748,872,680	$1,985,191		$642,598	$5,074,124

[1] Represents net shares purchased.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares sold.
[4] Includes net capital gain distributions, if applicable.

LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	13

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	263	December 2017	$33,087	$218,573
S&P MidCap 400 E-Mini Index	16	December 2017	$2,873	48,577
Total				$267,150

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

14	LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	Large Cap Index Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$6,159,700,513	—	—	$6,159,700,513
Investment Companies	25,856,678	—	—	25,856,678
Short-Term Securities	692,278,007	—	—	692,278,007

Total	$6,877,835,198	—	—	$6,877,835,198

Derivative Financial Instruments[2]
Assets:
Equity contracts	$267,150	—	—	$267,150

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	15

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Dynamic Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 41.4%
Active Stock Master Portfolio	$30,081,463	$30,081,463
BlackRock Advantage Emerging Markets Fund (b)	353,782	3,658,107
BlackRock Commodity Strategies Fund	701,805	5,333,717
BlackRock Tactical Opportunities Fund	309,066	4,367,097
International Tilts Master Portfolio	$7,651,816	7,651,816
iShares Edge MSCI Multifactor Intl ETF (c)	58,799	1,648,724
iShares Edge MSCI Multifactor USA ETF	72,047	2,156,367
iShares MSCI EAFE Small-Cap ETF	29,090	1,803,580

		56,700,871
Fixed Income Funds — 56.0%
CoreAlpha Bond Master Portfolio	$57,474,739	57,474,739
iShares TIPS Bond ETF	107,599	12,221,095
Master Total Return Portfolio	$7,087,201	7,087,201

		76,783,035
Short-Term Securities — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (d)(e)	1,440,768	1,441,200
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (e)	3,021,567	3,021,567

		4,462,767
Total Affiliated Investment Companies — 100.6%		137,946,673

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.0%
Great Portland Estates PLC	478	3,917
Ichigo Hotel REIT Investment Corp.	7	6,732
National Storage REIT (b)	9,405	11,041
PRS REIT PLC (b)	3,022	4,161

		25,851
Health Care Providers & Services — 0.0%
Brookdale Senior Living, Inc. (b)	310	3,286
Hotels, Restaurants & Leisure — 0.0%
Mandarin Oriental International, Ltd.	3,800	8,320
Household Durables — 0.0%
JM AB	164	5,160
IT Services — 0.0%
GDS Holdings Ltd. — ADR (b)	295	3,322

Common Stocks	Shares	Value
IT Services (continued)
InterXion Holding NV (b)	91	$4,634

		7,956
Media — 0.0%
I-CABLE Communications Ltd. (b)	277	9
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.	147	17,489
American Campus Communities, Inc.	135	5,960
AvalonBay Communities, Inc.	117	20,875
Boston Properties, Inc.	116	14,254
British Land Co. PLC	2,306	18,618
Canadian Apartment Properties REIT	253	6,839
Capital & Regional PLC	5,630	4,281
DDR Corp.	392	3,591
Duke Realty Corp.	310	8,934
EPR Properties	156	10,879
Equity Residential	97	6,395
Essex Property Trust, Inc.	43	10,923
Eurocommercial Properties NV CVA	132	5,644
Extra Space Storage, Inc.	187	14,945
Federal Realty Investment Trust	74	9,192
First Industrial Realty Trust, Inc.	235	7,071
Gecina SA	100	16,225
HCP, Inc.	413	11,494
Healthcare Trust of America, Inc., Class A	209	6,228
Highwoods Properties, Inc.	107	5,574
Host Hotels & Resorts, Inc.	897	16,586
Ichigo Office REIT Investment Corp.	15	10,131
Intu Properties PLC	2,759	8,529
Invitation Homes, Inc.	237	5,368
Kenedix Office Investment Corp.	1	5,506
Kenedix Retail REIT Corp.	3	6,238
Kilroy Realty Corp.	133	9,459
Klepierre	275	10,801
LaSalle Hotel Properties	255	7,400
Liberty Property Trust	262	10,758
Link REIT	1,000	8,132
Macerich Co.	158	8,685
Medical Properties Trust, Inc.	500	6,565
Mid-America Apartment Communities, Inc.	104	11,116
Nippon Building Fund, Inc.	1	4,986
Prologis, Inc.	73	4,633
Public Storage	22	4,708
QTS Realty Trust, Inc., Class A	104	5,445
Regency Centers Corp.	161	9,988
Retail Properties of America, Inc., Class A	415	5,449

LIFEPATH DYNAMIC RETIREMENT MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
RioCan Real Estate Investment Trust	217	$4,162
Sabra Health Care REIT, Inc.	379	8,315
Scentre Group	3,111	9,603
Simon Property Group, Inc.	191	30,753
Spirit Realty Capital, Inc.	946	8,107
Starwood Waypoint Homes	203	7,383
Sun Communities, Inc.	71	6,083
Vastned Retail NV	62	2,763
VEREIT, Inc.	1,514	12,551
Vornado Realty Trust	101	7,765
Welltower, Inc.	241	16,938
Westfield Corp.	3,518	21,661

		501,978
Real Estate Management & Development — 0.1%
Aroundtown SA	700	5,005
BUWOG AG	392	11,749
CK Asset Holdings Ltd.	2,000	16,627
Entra ASA (f)	293	4,010
First Capital Realty, Inc.	385	6,072
Kungsleden AB	985	6,787

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Mega Manunggal Property Tbk PT (b)	135,300	$5,877
Mitsui Fudosan Co. Ltd.	800	17,347
Takara Leben Co., Ltd.	2,200	10,758
Unizo Holdings Co., Ltd.	800	18,558
Wharf Holdings Ltd.	1,000	8,946
Yanlord Land Group Ltd.	2,500	3,415

		115,151
Total Common Stocks — 0.5%		667,711
Total Investments (Cost — $102,831,484) — 101.1%		138,614,384
Liabilities in Excess of Other Assets — (1.1)%		(1,553,128)

Net Assets — 100.0%		$137,061,256

2	LIFEPATH DYNAMIC RETIREMENT MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$29,539,148	542,315	[2]	—	$30,081,463	$30,081,463	$402,254		$1,893,183	$3,766,660
BlackRock Advantage Emerging Markets Fund	—	393,308		(39,526)	353,782	3,658,107	—		16,026	244,110
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,440,768	[2]	—	1,440,768	1,441,200	2,472	[3]	817	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,907,840	—		(1,886,273)[4]	3,021,567	3,021,567	7,537		—	—
BlackRock Commodity Strategies Fund	762,943	71,543		(132,681)	701,805	5,333,717	—		28,516	121,690
BlackRock Tactical Opportunities Fund	362,953	3,006		(56,893)	309,066	4,367,097	—		166	227,725
CoreAlpha Bond Master Portfolio	$62,729,342	—		$(5,254,603)[4]	$57,474,739	57,474,739	1,074,915		607,269	(1,920,016)
International Tilts Master Portfolio	$9,504,215	—		$(1,852,399)[4]	$7,651,816	7,651,816	208,164		880,587	1,357,370
iShares Edge MSCI Multifactor Intl ETF	77,696	—		(18,897)	58,799	1,648,724	24,710		32,299	288,434
iShares Edge MSCI Multifactor USA ETF	170,657	—		(98,610)	72,047	2,156,367	33,359		105,839	216,573
iShares MSCI EAFE Small-Cap ETF	32,472	9,048		(12,430)	29,090	1,803,580	22,729		224,262	117,873
iShares TIPS Bond ETF	123,381	2,266		(18,048)	107,599	12,221,095	157,312		176,345	(123,126)
Master Total Return Portfolio	$16,191,857	—		$(9,104,656)[4]	$7,087,201	7,087,201	244,885		6,841,673	282,669
Total						$137,946,673	$2,178,337		$10,806,982	$4,579,962

[1] Includes net capital gain distributions, if applicable.
[2] Represents net shares/investment value purchased.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4] Represents net shares/investment value sold.

(b)	Non-income producing security.

(c)	Security, or a portion of the security, is on loan.

(d)	Security was purchased with the cash collateral from loaned securities.

(e)	Annualized 7-day yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

LIFEPATH DYNAMIC RETIREMENT MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

•

For compliance purposes, the Lifepath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	24	October 2017	$1,511	$37,927
DAX Index	4	December 2017	$1,513	30,601
Nikkei 225 Index	46	December 2017	$8,323	400,557
Russell 2000 E-Mini Index	80	December 2017	$5,972	366,021
S&P/TSX 60 Index	7	December 2017	$1,031	46,239

				881,345

Short Contracts
5-Year U.S. Treasury Note	(78)	December 2017	$9,165	82,845
S&P 400 MidCap E-Mini Index	(33)	December 2017	$5,926	(189,987)
S&P 500 E-Mini Index	(69)	December 2017	$8,681	(104,735)
Ultra Long U.S. Treasury Bond	(47)	December 2017	$7,761	227,721

				15,844
Total				$897,189

4	LIFEPATH DYNAMIC RETIREMENT MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	5,000	USD	4,002	Barclays Bank PLC	10/27/17	$6
CAD	1,000	USD	797	Nomura International PLC	10/27/17	5
EUR	1,000	USD	1,179	Bank of America N.A.	10/27/17	5
EUR	1,000	USD	1,173	Barclays Bank PLC	10/27/17	11
EUR	11,000	USD	12,921	Deutsche Bank AG	10/27/17	97
EUR	2,000	USD	2,345	State Street Bank and Trust Co.	10/27/17	21
GBP	800	USD	1,041	Barclays Bank PLC	10/27/17	32
GBP	700	USD	907	Nomura International PLC	10/27/17	31
HKD	32,000	USD	4,099	JPMorgan Chase Bank N.A.	10/27/17	0
HKD	5,000	USD	640	Standard Chartered Bank	10/27/17	1
HKD	1,900	USD	243	State Street Bank and Trust Co.	10/27/17	0
ILS	4,000	USD	1,124	Royal Bank of Canada	10/27/17	9
NOK	3,000	USD	377	Bank of America N.A.	10/27/17	0
SEK	13,000	USD	1,593	Goldman Sachs International	10/27/17	6
SGD	22,000	USD	16,177	Barclays Bank PLC	10/27/17	46
USD	478	AUD	600	Deutsche Bank AG	10/27/17	8
USD	797	AUD	1,000	Deutsche Bank AG	10/27/17	13
USD	8,168	AUD	10,300	Goldman Sachs International	10/27/17	91
USD	598	EUR	500	State Street Bank and Trust Co.	10/27/17	6
USD	1,196	EUR	1,000	State Street Bank and Trust Co.	10/27/17	13
USD	9,147	IDR	123,026,000	BNP Paribas S.A.	10/27/17	32
USD	16,595	JPY	1,848,000	Goldman Sachs International	10/27/17	154
USD	1,687	JPY	185,000	Nomura International PLC	10/27/17	41
USD	1,329	JPY	146,000	State Street Bank and Trust Co.	10/27/17	30
USD	1,746	JPY	190,000	State Street Bank and Trust Co.	10/27/17	56
USD	2,654	JPY	290,000	State Street Bank and Trust Co.	10/27/17	74
USD	1,511	NOK	12,000	Barclays Bank PLC	10/27/17	3
USD	2,908	NOK	23,000	Goldman Sachs International	10/27/17	19
USD	630	SEK	5,000	Deutsche Bank AG	10/27/17	15
USD	2,770	SEK	22,000	Goldman Sachs International	10/27/17	65
USD	1,009	SEK	8,000	State Street Bank and Trust Co.	10/27/17	26
USD	3,704	SGD	5,000	Standard Chartered Bank	10/27/17	17
USD	435,400	AUD	544,679	Barclays Bank PLC	12/20/17	8,538
USD	576,815	EUR	479,851	Barclays Bank PLC	12/20/17	7,211
USD	542,305	JPY	59,974,218	JPMorgan Chase Bank N.A.	12/20/17	7,290

						23,971

AUD	1,000	USD	795	BNP Paribas S.A.	10/27/17	(11)
AUD	1,000	USD	795	JPMorgan Chase Bank N.A.	10/27/17	(11)
AUD	4,000	USD	3,171	JPMorgan Chase Bank N.A.	10/27/17	(35)
AUD	1,500	USD	1,189	State Street Bank and Trust Co.	10/27/17	(13)
AUD	600	USD	482	UBS AG	10/27/17	(12)
AUD	800	USD	637	UBS AG	10/27/17	(10)
CHF	7,000	USD	7,405	Barclays Bank PLC	10/27/17	(165)
EUR	1,000	USD	1,198	Citibank N.A.	10/27/17	(15)
EUR	2,000	USD	2,369	Goldman Sachs International	10/27/17	(2)
EUR	600	USD	719	Nomura International PLC	10/27/17	(9)
EUR	2,000	USD	2,370	State Street Bank and Trust Co.	10/27/17	(3)
EUR	400	USD	481	UBS AG	10/27/17	(7)
HKD	48,000	USD	6,151	Barclays Bank PLC	10/27/17	(2)
HKD	8,000	USD	1,025	Standard Chartered Bank	10/27/17	(1)
HKD	29,000	USD	3,723	State Street Bank and Trust Co.	10/27/17	(9)
HKD	31,000	USD	3,975	State Street Bank and Trust Co.	10/27/17	(4)

LIFEPATH DYNAMIC RETIREMENT MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	43,701,000	USD	3,291	JPMorgan Chase Bank N.A.	10/27/17	$(53)
JPY	64,000	USD	570	BNP Paribas S.A.	10/27/17	(1)
JPY	561,000	USD	5,075	Bank of America N.A.	10/27/17	(84)
JPY	320,000	USD	2,856	Nomura International PLC	10/27/17	(9)
JPY	230,000	USD	2,106	State Street Bank and Trust Co.	10/27/17	(60)
JPY	255,000	USD	2,288	State Street Bank and Trust Co.	10/27/17	(19)
NOK	2,800	USD	358	Goldman Sachs International	10/27/17	(6)
NOK	1,000	USD	127	State Street Bank and Trust Co.	10/27/17	(2)
NZD	1,000	USD	741	Goldman Sachs International	10/27/17	(19)
SEK	4,000	USD	497	Bank of America N.A.	10/27/17	(6)
SEK	3,000	USD	377	Goldman Sachs International	10/27/17	(8)
SGD	1,000	USD	743	Goldman Sachs International	10/27/17	(5)
SGD	600	USD	444	Royal Bank of Canada	10/27/17	(1)
USD	797	CAD	1,000	Deutsche Bank AG	10/27/17	(5)
USD	1,578	CAD	2,000	State Street Bank and Trust Co.	10/27/17	(26)
USD	1,171	EUR	1,000	Bank of America N.A.	10/27/17	(12)
USD	1,180	EUR	1,000	State Street Bank and Trust Co.	10/27/17	(3)
USD	2,125	EUR	1,800	State Street Bank and Trust Co.	10/27/17	(5)
USD	3,542	EUR	3,000	State Street Bank and Trust Co.	10/27/17	(8)
USD	1,282	GBP	1,000	Goldman Sachs International	10/27/17	(59)
USD	1,316	GBP	1,000	Goldman Sachs International	10/27/17	(25)
USD	1,287	GBP	1,000	State Street Bank and Trust Co.	10/27/17	(54)
USD	2,746	GBP	2,100	State Street Bank and Trust Co.	10/27/17	(70)
USD	896	HKD	7,000	Goldman Sachs International	10/27/17	(1)
USD	916	JPY	103,000	Deutsche Bank AG	10/27/17	(0)
CAD	1,129,722	USD	928,345	Barclays Bank PLC	12/20/17	(22,485)

						(23,334)
Net Unrealized Appreciation						$637

6	LIFEPATH DYNAMIC RETIREMENT MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$18,967,592	—	—	$18,967,592
Fixed Income Fund	12,221,095	—	—	12,221,095
Short-Term Securities	4,462,767	—	—	4,462,767
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	4,161	$21,690	—	25,851
Health Care Providers & Services	3,286	—	—	3,286
Hotels, Restaurants & Leisure	—	8,320	—	8,320
Household Durables	—	5,160	—	5,160
IT Services	7,956	—	—	7,956
Media	—	9	—	9
Real Estate Investment Trusts (REITs)	396,665	105,313	—	501,978
Real Estate Management & Development	32,713	82,438	—	115,151

Subtotal	$36,096,235	$222,930	—	$36,319,165

Investments Valued at NAV[1]				102,295,219

Total Investments				$138,614,384

LIFEPATH DYNAMIC RETIREMENT MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (concluded)	LifePath Dynamic Retirement Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$881,345	—	—	$881,345
Forward foreign currency contracts	—	$23,971	—	23,971
Interest rate contracts	310,566	—	—	310,566
Liabilities:
Equity contracts	(294,722)	—	—	(294,722)
Forward foreign currency contracts	—	(23,334)	—	(23,334)

Total	$897,189	$637	—	$897,826

[1]    As of September 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]    Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

8	LIFEPATH DYNAMIC RETIREMENT MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Dynamic 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 47.9%
Active Stock Master Portfolio	$92,506,839	$92,506,839
BlackRock Advantage Emerging Markets Fund (b)	1,202,006	12,428,740
BlackRock Commodity Strategies Fund	1,778,771	13,518,659
BlackRock Tactical Opportunities Fund	814,333	11,506,525
International Tilts Master Portfolio	$23,305,139	23,305,139
iShares Edge MSCI Multifactor Intl ETF	282,884	7,932,068
iShares Edge MSCI Multifactor USA ETF (c)	297,424	8,901,901
iShares MSCI EAFE Small-Cap ETF (c)	92,555	5,738,410

		175,838,281
Fixed Income Funds — 48.0%
CoreAlpha Bond Master Portfolio	$124,769,170	124,769,170
iShares TIPS Bond ETF	240,428	27,307,812
Master Total Return Portfolio	$24,073,923	24,073,923

		176,150,905
Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (d)(e)	1,477,544	1,477,988
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (e)	739,359	739,359

		2,217,347
Total Affiliated Investment Companies — 96.5%		354,206,533

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.1%
Great Portland Estates PLC	5,003	40,999
Ichigo Hotel REIT Investment Corp. (c)	69	66,362
National Storage REIT (b)(c)	98,915	116,120
PRS REIT PLC (b)	30,893	42,535

		266,016
Health Care Providers & Services — 0.0%
Brookdale Senior Living, Inc. (b)	3,731	39,548
Hotels, Restaurants & Leisure — 0.0%
Mandarin Oriental International, Ltd.	39,400	86,269
Household Durables — 0.0%
JM AB	1,722	54,175
IT Services — 0.0%
GDS Holdings Ltd. — ADR (b)(c)	3,101	34,917

Common Stocks	Shares	Value
IT Services (continued)
InterXion Holding NV (b)	961	$48,944

		83,861
Media — 0.0%
I-CABLE Communications Ltd. (b)	1,663	55
Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	1,540	183,214
American Campus Communities, Inc.	1,416	62,516
AvalonBay Communities, Inc.	1,215	216,780
Boston Properties, Inc.	1,216	149,422
British Land Co. PLC	24,025	193,970
Canadian Apartment Properties REIT (c)	2,666	72,069
Capital & Regional PLC (c)	58,969	44,843
DDR Corp.	4,102	37,574
Duke Realty Corp.	3,231	93,117
EPR Properties	1,643	114,583
Equity Residential	1,018	67,117
Essex Property Trust, Inc.	447	113,551
Eurocommercial Properties NV CVA	1,384	59,181
Extra Space Storage, Inc. (c)	1,919	153,366
Federal Realty Investment Trust	778	96,635
First Industrial Realty Trust, Inc.	2,462	74,082
Gecina SA	1,046	169,710
HCP, Inc.	4,246	118,166
Healthcare Trust of America, Inc., Class A	2,195	65,411
Highwoods Properties, Inc.	1,130	58,862
Host Hotels & Resorts, Inc.	9,389	173,603
Ichigo Office REIT Investment Corp. (c)	156	105,363
Intu Properties PLC	28,895	89,324
Invitation Homes, Inc.	2,492	56,444
Kenedix Office Investment Corp.	11	60,570
Kenedix Retail REIT Corp.	31	64,462
Kilroy Realty Corp.	1,395	99,212
Klepierre	2,885	113,313
LaSalle Hotel Properties	2,669	77,454
Liberty Property Trust	2,742	112,587
Link REIT	11,000	89,452
Macerich Co.	1,608	88,392
Medical Properties Trust, Inc.	5,254	68,985
Mid-America Apartment Communities, Inc.	1,086	116,072
Nippon Building Fund, Inc.	11	54,841
Prologis, Inc.	736	46,707
Public Storage	217	46,436
QTS Realty Trust, Inc., Class A	1,096	57,387
Regency Centers Corp.	1,689	104,786
Retail Properties of America, Inc., Class A	4,356	57,194

LIFEPATH DYNAMIC 2020 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
RioCan Real Estate Investment Trust	2,278	$43,689
Sabra Health Care REIT, Inc.	3,968	87,058
Scentre Group	32,589	100,600
Simon Property Group, Inc.	2,004	322,664
Spirit Realty Capital, Inc.	9,953	85,297
Starwood Waypoint Homes	2,123	77,213
Sun Communities, Inc.	751	64,346
Vastned Retail NV	654	29,141
VEREIT, Inc.	15,620	129,490
Vornado Realty Trust	1,056	81,185
Welltower, Inc.	2,487	174,786
Westfield Corp.	36,997	227,793

		5,250,015
Real Estate Management & Development — 0.4%
Aroundtown SA	7,335	52,449
BUWOG AG	4,128	123,729

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
CK Asset Holdings Ltd.	17,500	$145,483
Entra ASA (f)	3,089	42,275
First Capital Realty, Inc.	4,052	63,910
Kungsleden AB (c)	10,364	71,407
Mega Manunggal Property Tbk PT (b)	2,421,000	105,152
Mitsui Fudosan Co. Ltd.	7,900	171,296
Sun Hung Kai Properties Ltd.	5,000	81,451
Takara Leben Co., Ltd.	23,400	114,425
Unizo Holdings Co., Ltd.	8,600	199,500
Wharf Holdings Ltd.	6,000	53,677
Yanlord Land Group Ltd.	25,900	35,382

		1,260,136
Total Common Stocks — 1.9%		7,040,075
Total Investments (Cost — $300,679,870) — 98.4%		361,246,608
Other Assets Less Liabilities — 1.6%		5,777,017

Net Assets — 100.0%		$367,023,625

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$99,452,464	—		$(6,945,625)[2]	$92,506,839	$92,506,839	$1,293,918		$6,205,622	$10,506,232
BlackRock Advantage Emerging Markets Fund	—	1,441,178		(239,172)	1,202,006	12,428,740	—		74,780	829,384
BlackRock Cash Funds: Institutional, SL Agency Shares	228,795	1,248,749	[3]	—	1,477,544	1,477,988	7,041	[4]	297	—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,283,000	—		(14,543,641)[2]	739,359	739,359	17,623		—	—
BlackRock Commodity Strategies Fund	2,238,247	138,663		(598,139)	1,778,771	13,518,659	—		(147,915)	549,135
BlackRock Tactical Opportunities Fund	1,027,986	23,561		(237,214)	814,333	11,506,525	—		12,713	616,750
CoreAlpha Bond Master Portfolio	$147,598,920	—		$(22,829,750)[2]	$124,769,170	124,769,170	2,436,930		1,349,215	(5,234,368)

2	LIFEPATH DYNAMIC 2020 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
International Tilts Master Portfolio	$34,636,248	—	$(11,331,109)[2]	$23,305,139	$23,305,139	$721,485	$2,971,611	$4,485,940
iShares Core S&P 500 ETF*	995	—	(995)	—	—	—	5,228	(4,740)
iShares Edge MSCI Multifactor Intl ETF	318,928	—	(36,044)	282,884	7,932,068	122,602	82,483	1,371,374
iShares Edge MSCI Multifactor USA ETF	697,294	—	(399,870)	297,424	8,901,901	136,885	476,775	869,146
iShares MSCI EAFE Small-Cap ETF	116,373	23,212	(47,030)	92,555	5,738,410	76,522	201,294	970,793
iShares TIPS Bond ETF	284,008	10,010	(53,590)	240,428	27,307,812	361,426	19,882	108,404
Master Total Return Portfolio	$37,605,206	—	$(13,531,283)[2]	$24,073,923	24,073,923	672,960	23,398,747	972,590
Total					$354,206,533	$5,847,392	$34,650,732	$16,040,640

* No longer held by the LifePath Master Portfolio as of period end.
[1] Includes net capital gain distributions, if applicable.
[2] Represents net shares/investment value sold.
[3] Represents net shares/investment value purchased.

[4]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of the security, is on loan.

(d)	Security was purchased with the cash collateral from loaned securities.

(e)	Annualized 7-day yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

For compliance purposes, the LifePath Dynamic Master Portfolio‘s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar

LIFEPATH DYNAMIC 2020 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

TWD	Taiwan New Dollar
USD	U.S. Dollar

4	LIFEPATH DYNAMIC 2020 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	68	October 2017	$4,281	$107,461
DAX Index	11	December 2017	$4,160	84,183
Nikkei 225 Index	127	December 2017	$22,979	1,105,966
Russell 2000 E-Mini Index	194	December 2017	$14,481	893,079
S&P/TSX 60 Index	23	December 2017	$3,387	151,929

				2,342,618

Short Contracts
5-Year U.S. Treasury Note	(218)	December 2017	$25,615	231,542
S&P 400 MidCap E-Mini Index	(83)	December 2017	$14,904	(477,846)
S&P 500 E-Mini Index	(197)	December 2017	$24,784	(299,026)
Ultra Long U.S. Treasury Bond	(129)	December 2017	$21,301	624,897

				79,567
Total				$2,422,185

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	65,000	USD	52,021	Barclays Bank PLC	10/27/17	$82
CAD	4,000	USD	3,188	Nomura International PLC	10/27/17	19
EUR	16,000	USD	18,857	Bank of America N.A.	10/27/17	77
EUR	13,000	USD	15,222	Barclays Bank PLC	10/27/17	163
EUR	19,000	USD	22,280	Barclays Bank PLC	10/27/17	205
EUR	110,000	USD	129,210	Deutsche Bank AG	10/27/17	966
GBP	5,000	USD	6,413	Goldman Sachs International	10/27/17	293
HKD	158,000	USD	20,237	Citibank N.A.	10/27/17	1
HKD	13,500	USD	1,729	JPMorgan Chase Bank N.A.	10/27/17	0
HKD	34,000	USD	4,353	Royal Bank of Canada	10/27/17	2
HKD	34,000	USD	4,353	Royal Bank of Canada	10/27/17	2
HKD	67,000	USD	8,580	Royal Bank of Canada	10/27/17	2
HKD	136,000	USD	17,409	Royal Bank of Canada	10/27/17	11
HKD	33,000	USD	4,223	State Street Bank and Trust Co.	10/27/17	4
HKD	68,000	USD	8,708	State Street Bank and Trust Co.	10/27/17	3
ILS	45,000	USD	12,643	Royal Bank of Canada	10/27/17	98
NOK	64,000	USD	8,035	Bank of America N.A.	10/27/17	5
SEK	129,000	USD	15,800	State Street Bank and Trust Co.	10/27/17	59
SGD	239,000	USD	175,745	Barclays Bank PLC	10/27/17	500
USD	91,444	AUD	115,300	Barclays Bank PLC	10/27/17	1,027
USD	2,392	EUR	2,000	State Street Bank and Trust Co.	10/27/17	25
USD	7,171	EUR	6,000	State Street Bank and Trust Co.	10/27/17	71
USD	2,994	GBP	2,200	State Street Bank and Trust Co.	10/27/17	43
USD	105,348	IDR	1,416,924,000	BNP Paribas S.A.	10/27/17	364
USD	8,114	JPY	890,000	Goldman Sachs International	10/27/17	196
USD	29,336	JPY	3,205,000	JPMorgan Chase Bank N.A.	10/27/17	823

LIFEPATH DYNAMIC 2020 MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,664	JPY	2,376,000	Nomura International PLC	10/27/17	$526
USD	173,580	JPY	19,330,000	State Street Bank and Trust Co.	10/27/17	1,611
USD	14,854	NOK	118,000	Barclays Bank PLC	10/27/17	31
USD	31,735	NOK	251,000	Goldman Sachs International	10/27/17	204
USD	27,956	SEK	222,000	Goldman Sachs International	10/27/17	664
USD	10,848	SEK	86,000	State Street Bank and Trust Co.	10/27/17	275
USD	35,556	SGD	48,000	Standard Chartered Bank	10/27/17	159
USD	2,154,650	AUD	2,695,438	Barclays Bank PLC	12/20/17	42,258
USD	1,587,776	EUR	1,320,867	Barclays Bank PLC	12/20/17	19,850
USD	1,535,629	JPY	169,827,372	JPMorgan Chase Bank N.A.	12/20/17	20,642

						91,261

AUD	8,000	USD	6,310	Goldman Sachs International	10/27/17	(37)
AUD	7,000	USD	5,567	Nomura International PLC	10/27/17	(77)
AUD	47,000	USD	37,265	Standard Chartered Bank	10/27/17	(408)
AUD	5,000	USD	3,963	State Street Bank and Trust Co.	10/27/17	(42)
AUD	11,000	USD	8,805	State Street Bank and Trust Co.	10/27/17	(179)
CAD	1,300	USD	1,070	Nomura International PLC	10/27/17	(28)
CHF	75,000	USD	79,337	Barclays Bank PLC	10/27/17	(1,764)
EUR	4,800	USD	5,756	Citibank N.A.	10/27/17	(76)
EUR	18,000	USD	21,446	Nomura International PLC	10/27/17	(144)
EUR	22,000	USD	26,059	Standard Chartered Bank	10/27/17	(24)
EUR	20,000	USD	23,699	State Street Bank and Trust Co.	10/27/17	(30)
GBP	6,000	USD	8,049	BNP Paribas S.A.	10/27/17	(2)
HKD	84,000	USD	10,766	JPMorgan Chase Bank N.A.	10/27/17	(7)
HKD	286,000	USD	36,671	JPMorgan Chase Bank N.A.	10/27/17	(37)
HKD	624,000	USD	80,117	State Street Bank and Trust Co.	10/27/17	(188)
JPY	5,427,000	USD	49,098	Bank of America N.A.	10/27/17	(816)
JPY	223,000	USD	2,012	Citibank N.A.	10/27/17	(28)
JPY	76,000	USD	691	Nomura International PLC	10/27/17	(15)
JPY	1,071,000	USD	9,844	Nomura International PLC	10/27/17	(316)
JPY	3,633,000	USD	32,427	Nomura International PLC	10/27/17	(106)
JPY	667,000	USD	5,988	Royal Bank of Canada	10/27/17	(54)
JPY	584,000	USD	5,240	State Street Bank and Trust Co.	10/27/17	(45)
JPY	1,278,000	USD	11,701	State Street Bank and Trust Co.	10/27/17	(332)
NOK	23,300	USD	2,981	JPMorgan Chase Bank N.A.	10/27/17	(54)
NOK	17,000	USD	2,162	State Street Bank and Trust Co.	10/27/17	(26)
NZD	12,000	USD	8,889	Goldman Sachs International	10/27/17	(226)
SEK	40,000	USD	4,973	Bank of America N.A.	10/27/17	(56)
SEK	32,000	USD	4,018	Deutsche Bank AG	10/27/17	(84)
USD	8,764	CAD	11,000	Deutsche Bank AG	10/27/17	(54)
USD	22,873	CAD	29,000	State Street Bank and Trust Co.	10/27/17	(373)
USD	7,217	CHF	7,000	Nomura International PLC	10/27/17	(23)
USD	16,524	EUR	14,000	JPMorgan Chase Bank N.A.	10/27/17	(44)
USD	7,083	EUR	6,000	Nomura International PLC	10/27/17	(18)
USD	33,059	EUR	28,000	State Street Bank and Trust Co.	10/27/17	(76)
USD	37,790	EUR	32,000	State Street Bank and Trust Co.	10/27/17	(80)
USD	2,564	GBP	2,000	Goldman Sachs International	10/27/17	(118)
USD	2,632	GBP	2,000	Goldman Sachs International	10/27/17	(51)
USD	9,006	GBP	7,000	State Street Bank and Trust Co.	10/27/17	(381)
USD	41,841	GBP	32,000	State Street Bank and Trust Co.	10/27/17	(1,073)

6	LIFEPATH DYNAMIC 2020 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,721	HKD	115,000	Goldman Sachs International	10/27/17	(10)
USD	6,458	JPY	726,000	Deutsche Bank AG	10/27/17	(1)
CAD	3,754,428	USD	3,085,186	Barclays Bank PLC	12/20/17	$(74,722)

						(82,225)
Net Unrealized Appreciation						$9,036

OTC Total Return Swaps
Reference Entity	Fixed Amount Paid (Received) by the Fund[1]	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TAIEX Future October 2017	TWD (23,291,844)	Deutsche Bank AG	10/18/17	TWD	23,292	$19,531	—	$19,531
KOSPI 200 Index Future December 2017	KRW (1,322,177,168)	Deutsche Bank AG	12/14/17	KRW	1,322,177	(24,303)	—	(24,303)
Total						$(4,772)	—	$(4,772)

[1] At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

Balances reported for OTC Derivatives
	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Derivatives	—	—	$19,531	$(24,303)

LIFEPATH DYNAMIC 2020 MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$60,026,303	—	—	$60,026,303
Fixed Income Fund	27,307,812	—	—	27,307,812
Short-Term Securities	2,217,347	—	—	2,217,347
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	42,535	$223,481	—	266,016
Health Care Providers & Services	39,548	—	—	39,548
Hotels, Restaurants & Leisure	—	86,269	—	86,269
Household Durables	—	54,175	—	54,175
IT Services	83,861	—	—	83,861
Media	—	55	—	55
Real Estate Investment Trusts (REITs)	4,140,821	1,109,194	—	5,250,015
Real Estate Management & Development	387,515	872,621	—	1,260,136

Subtotal	$94,245,742	$2,345,795	—	$96,591,537

Investments Valued at NAV[1]				264,655,071

Total Investments				$361,246,608

8	LIFEPATH DYNAMIC 2020 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	LifePath Dynamic 2020 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$2,342,618	$19,531	—	$2,362,149
Forward foreign currency contract	—	91,261	—	91,261
Interest rate contracts	856,439	—	—	856,439
Liabilities:
Equity contracts	(776,872)	(24,303)	—	(801,175)
Forward foreign currency contract	—	(82,225)	—	(82,225)

Total	$2,422,185	$4,264	—	$2,426,449

[1]    As of September 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are swaps, futures contracts, and forward foreign currency exchange contracts. Which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

LIFEPATH DYNAMIC 2020 MASTER PORTFOLIO	SEPTEMBER 30, 2017	9

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Dynamic 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 54.3%
Active Stock Master Portfolio	$17,111,135	$17,111,135
BlackRock Advantage Emerging Markets Fund (b)	259,718	2,685,480
BlackRock Commodity Strategies Fund	310,034	2,356,260
BlackRock Tactical Opportunities Fund	132,687	1,874,863
International Tilts Master Portfolio	$5,494,210	5,494,210
iShares Edge MSCI Multifactor Intl ETF	51,058	1,431,667
iShares Edge MSCI Multifactor USA ETF	32,845	983,051
iShares MSCI EAFE Small-Cap ETF	21,007	1,302,434

		33,239,100
Fixed Income Funds — 36.2%
CoreAlpha Bond Master Portfolio	$13,838,558	13,838,558
iShares TIPS Bond ETF	26,100	2,964,438
Master Total Return Portfolio	$5,347,120	5,347,120

		22,150,116
Short-Term Securities — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (c)(d)	112,777	112,811
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (d)	1,780,420	1,780,420

		1,893,231
Total Affiliated Investment Companies — 93.6%		57,282,447

Common Stock
Equity Real Estate Investment Trusts (REITs) — 0.2%
Great Portland Estates PLC	2,211	18,119
Ichigo Hotel REIT Investment Corp.	30	28,853
Invitation Homes, Inc.	1,111	25,164
National Storage REIT (b)(e)	43,074	50,566
PRS REIT PLC (b)	13,666	18,816

		141,518
Health Care Providers & Services — 0.0%
Brookdale Senior Living, Inc. (b)	1,358	14,395
Hotels, Restaurants & Leisure — 0.1%
Mandarin Oriental International, Ltd.	17,000	37,223

Common Stock	Shares	Value
Household Durables — 0.0%
JM AB	743	$23,375
IT Services — 0.1%
GDS Holdings Ltd. - ADR (b)	1,316	14,818
InterXion Holding NV (b)	407	20,729

		35,547
Media — 0.0%
I-CABLE Communications Ltd. (b)	831	27
Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc.	665	79,115
American Campus Communities, Inc.	596	26,313
AvalonBay Communities, Inc.	531	94,741
Boston Properties, Inc.	525	64,512
British Land Co. PLC	10,371	83,732
Canadian Apartment Properties REIT	1,173	31,709
Capital & Regional PLC (e)	25,991	19,765
DDR Corp.	1,771	16,222
Duke Realty Corp.	1,422	40,982
EPR Properties	695	48,469
Equity Residential	431	28,416
Essex Property Trust, Inc.	196	49,790
Eurocommercial Properties NV CVA	598	25,571
Extra Space Storage, Inc.	838	66,973
Federal Realty Investment Trust	336	41,735
First Industrial Realty Trust, Inc.	1,066	32,076
Gecina SA	451	73,173
HCP, Inc.	1,867	51,959
Healthcare Trust of America, Inc., Class A	929	27,684
Highwoods Properties, Inc.	478	24,899
Host Hotels & Resorts, Inc.	4,054	74,959
Ichigo Office REIT Investment Corp.(e)	66	44,577
Intu Properties PLC	12,474	38,561
Kenedix Office Investment Corp.	5	27,532
Kenedix Retail REIT Corp. (e)	13	27,032
Kilroy Realty Corp.	610	43,383
Klepierre	1,245	48,899
LaSalle Hotel Properties	1,152	33,431
Liberty Property Trust	1,184	48,615
Link REIT	5,000	40,660
Macerich Co.	715	39,304
Medical Properties Trust, Inc.	2,252	29,569
Mid-America Apartment Communities, Inc.	466	49,806
Nippon Building Fund, Inc.	5	24,928
Prologis, Inc.	330	20,942

LIFEPATH DYNAMIC 2025 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Common Stock	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Public Storage	98	$20,971
QTS Realty Trust, Inc., Class A	472	24,714
Regency Centers Corp.	729	45,227
Retail Properties of America, Inc., Class A	1,843	24,199
RioCan Real Estate Investment Trust	966	18,526
Sabra Health Care REIT, Inc.	1,713	37,583
Scentre Group	14,069	43,430
Simon Property Group, Inc.	865	139,274
Spirit Realty Capital, Inc.	4,346	37,245
Starwood Waypoint Homes	922	33,533
Sun Communities, Inc.	331	28,360
Vastned Retail NV	282	12,565
VEREIT, Inc.	6,847	56,762
Vornado Realty Trust	456	35,057
Welltower, Inc.	1,088	76,465
Westfield Corp.	15,995	98,482

		2,252,427
Real Estate Management & Development — 0.9%
Aroundtown SA	3,229	23,089

Common Stock	Shares	Value
Real Estate Management & Development (continued)
BUWOG AG	1,775	$53,202
CK Asset Holdings Ltd.	7,500	62,350
Entra ASA (f)	1,345	18,407
First Capital Realty, Inc.	1,746	27,539
Kungsleden AB	4,496	30,977
Mega Manunggal Property Tbk PT (b)	636,100	27,628
Mitsui Fudosan Co. Ltd.	3,400	73,722
Sun Hung Kai Properties Ltd.	2,000	32,580
Takara Leben Co., Ltd.	9,800	47,922
Unizo Holdings Co., Ltd.	3,700	85,831
Wharf Holdings Ltd.	3,000	26,839
Yanlord Land Group Ltd.	11,200	15,301

		525,387
Total Common Stocks — 5.0%		3,029,899
Total Investments (Cost — $ 56,387,059) — 98.6%		60,312,346
Other Assets Less Liabilities — 1.4%		887,284

Net Assets — 100.0%		$61,199,630

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$15,972,961	$1,138,174	[2]	—		17,111,135	$17,111,135	$212,694		$986,085	$2,159,611
BlackRock Advantage Emerging Markets Fund	—	279,619		(19,901)		259,718	2,685,480	—		4,488	179,205
BlackRock Cash Funds: Institutional, SL Agency Shares	1,748,046	—		(1,635,269	) [3]	112,777	112,811	2,763	[4]	53	—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,329,361	—		(3,548,941	) [3]	1,780,420	1,780,420	11,230		—	—
BlackRock Commodity Strategies Fund	323,160	56,815		(69,941)		310,034	2,356,260	—		(128,009)	208,710
BlackRock Tactical Opportunities Fund	138,459	10,975		(16,747)		132,687	1,874,863	—		(1,340)	96,010
CoreAlpha Bond Master Portfolio	$14,909,692	—		$(1,071,134	) [3]	13,838,558	13,838,558	260,586		153,804	(1,660,015)
International Tilts Master Portfolio	$5,913,673	—		$(419,463	) [3]	5,494,210	5,494,210	127,339		563,508	989,977

2	LIFEPATH DYNAMIC 2025 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
iShares Core S&P 500 ETF*	2,883	—		(2,883)	—	—	—	$24,480	$(13,735)
iShares Edge MSCI Multifactor Intl ETF	53,878	9,828		(12,648)	51,058	$1,431,667	$21,457	12,389	240,373
iShares Edge MSCI Multifactor USA ETF	127,231	—		(94,386)	32,845	983,051	28,812	205,780	72,684
iShares MSCI EAFE Small-Cap ETF	21,378	2,490		(2,861)	21,007	1,302,434	16,414	6,474	243,281
iShares TIPS Bond ETF	28,568	6,039		(8,507)	26,100	2,964,438	40,966	(2,860)	16,753
Master Total Return Portfolio	$3,953,205	$1,393,915	[2]	—	$5,347,120	5,347,120	111,525	5,235,103	195,176
Total						$57,282,447	$833,786	$7,059,955	$2,728,030

* No longer held by the LifePAth Master Portfolio as of period end.

[1] Includes net capital gain distributions, if applicable.

[2] Represents net shares/investment value purchased.

[3] Represents net shares/investment value sold.

[4]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral Investment expenses and other payments to and from borrowers of securities.

(b) Non-income producing security.

(c) All or a portion of the security was purchased with the cash collateral from loaned securities.

(d) Annualized 7-day yield as of period end.

(e) Security, or a portion of the security, is on loan.

(f)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

For compliance purposes, the LifePath Dynamic Master Portfolio‘s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound

HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone

NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	U.S. Dollar

LIFEPATH DYNAMIC 2025 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	10	October 2017	$630	$15,800
DAX Index	2	December 2017	$756	15,301
Nikkei 225 Index	21	December 2017	$3,800	182,956
Russell 2000 E-Mini Index	26	December 2017	$1,941	117,431
S&P/TSX 60 Index	5	December 2017	$736	33,028

				364,516

Short Contracts
5-Year U.S. Treasury Note	(33)	December 2017	$3,878	35,050
S&P 400 MidCap E-Mini Index	(8)	December 2017	$1,437	(46,057)
S&P 500 E-Mini Index	(24)	December 2017	$3,019	(36,430)
Ultra Long U.S. Treasury Bond	(21)	December 2017	$3,468	101,480

				54,043
Total				$418,559

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	13,000	USD	10,404	Barclays Bank PLC	10/27/17	$16
CAD	2,000	USD	1,594	Nomura International PLC	10/27/17	9
EUR	7,000	USD	8,250	Bank of America N.A.	10/27/17	34
EUR	4,000	USD	4,684	Barclays Bank PLC	10/27/17	50
EUR	8,000	USD	9,381	Barclays Bank PLC	10/27/17	86
EUR	48,000	USD	56,375	Deutsche Bank AG	10/27/17	429
HKD	63,000	USD	8,069	Citibank N.A.	10/27/17	0
HKD	6,200	USD	794	JPMorgan Chase Bank N.A.	10/27/17	0
HKD	34,000	USD	4,352	Royal Bank of Canada	10/27/17	3
HKD	34,000	USD	4,353	Royal Bank of Canada	10/27/17	2
HKD	34,000	USD	4,354	State Street Bank and Trust Co.	10/27/17	1
ILS	13,000	USD	3,652	Royal Bank of Canada	10/27/17	28
NOK	13,000	USD	1,632	Bank of America N.A.	10/27/17	1
SEK	54,000	USD	6,614	State Street Bank and Trust Co.	10/27/17	25
SGD	99,000	USD	72,800	Citibank N.A.	10/27/17	205
USD	37,593	AUD	47,400	Barclays Bank PLC	10/27/17	422
USD	1,578	AUD	2,000	State Street Bank and Trust Co.	10/27/17	9
USD	1,622	CAD	2,000	Goldman Sachs International	10/27/17	19
USD	2,392	EUR	2,000	JPMorgan Chase Bank N.A.	10/27/17	25
USD	4,784	EUR	4,000	JPMorgan Chase Bank N.A.	10/27/17	50
USD	3,586	EUR	3,000	State Street Bank and Trust Co.	10/27/17	36
USD	1,359	GBP	1,000	Goldman Sachs International	10/27/17	18
USD	2,178	HKD	17,000	State Street Bank and Trust Co.	10/27/17	1
USD	39,713	IDR	534,146,000	BNP Paribas S.A.	10/27/17	137
USD	3,127	JPY	343,000	Goldman Sachs International	10/27/17	76
USD	4,970	JPY	543,000	JPMorgan Chase Bank N.A.	10/27/17	139

4	LIFEPATH DYNAMIC 2025 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,449	JPY	817,000	Nomura International PLC	10/27/17	$181
USD	2,142	JPY	233,000	State Street Bank and Trust Co.	10/27/17	69
USD	71,839	JPY	8,000,000	State Street Bank and Trust Co.	10/27/17	667
USD	6,168	NOK	49,000	Barclays Bank PLC	10/27/17	13
USD	641	NOK	5,000	Goldman Sachs International	10/27/17	12
USD	13,151	NOK	104,000	JPMorgan Chase Bank N.A.	10/27/17	86
USD	11,835	SEK	94,000	Goldman Sachs International	10/27/17	279
USD	4,541	SEK	36,000	State Street Bank and Trust Co.	10/27/17	115
USD	15,556	SGD	21,000	Standard Chartered Bank	10/27/17	70
USD	580,404	AUD	726,078	Barclays Bank PLC	12/20/17	11,384
USD	232,116	EUR	193,097	Barclays Bank PLC	12/20/17	2,902
USD	227,494	JPY	25,158,910	JPMorgan Chase Bank N.A.	12/20/17	3,058

						20,657

AUD	5,000	USD	3,953	Deutsche Bank AG	10/27/17	(32)
AUD	13,000	USD	10,307	JPMorgan Chase Bank N.A.	10/27/17	(113)
AUD	3,000	USD	2,386	Nomura International PLC	10/27/17	(33)
AUD	4,000	USD	3,202	Royal Bank of Canada	10/27/17	(65)
AUD	2,000	USD	1,585	State Street Bank and Trust Co.	10/27/17	(17)
AUD	4,000	USD	3,202	State Street Bank and Trust Co.	10/27/17	(65)
CHF	29,000	USD	30,677	Barclays Bank PLC	10/27/17	(682)
EUR	2,800	USD	3,358	Citibank N.A.	10/27/17	(44)
EUR	9,000	USD	10,660	Goldman Sachs International	10/27/17	(10)
EUR	6,000	USD	7,149	Nomura International PLC	10/27/17	(48)
EUR	3,000	USD	3,555	State Street Bank and Trust Co.	10/27/17	(5)
EUR	5,000	USD	5,948	State Street Bank and Trust Co.	10/27/17	(31)
GBP	5,000	USD	6,742	State Street Bank and Trust Co.	10/27/17	(37)
HKD	128,000	USD	16,412	JPMorgan Chase Bank N.A.	10/27/17	(17)
HKD	31,000	USD	3,977	Royal Bank of Canada	10/27/17	(6)
HKD	33,000	USD	4,230	Standard Chartered Bank	10/27/17	(3)
HKD	272,000	USD	34,923	State Street Bank and Trust Co.	10/27/17	(82)
IDR	161,331,000	USD	12,190	BNP Paribas S.A.	10/27/17	(236)
JPY	847,000	USD	7,543	BNP Paribas S.A.	10/27/17	(8)
JPY	2,246,000	USD	20,319	Bank of America N.A.	10/27/17	(338)
JPY	148,000	USD	1,335	Citibank N.A.	10/27/17	(18)
JPY	784,000	USD	6,998	Nomura International PLC	10/27/17	(23)
JPY	352,000	USD	3,160	Royal Bank of Canada	10/27/17	(29)
JPY	254,000	USD	2,279	State Street Bank and Trust Co.	10/27/17	(19)
NOK	14,100	USD	1,804	JPMorgan Chase Bank N.A.	10/27/17	(33)
NZD	4,000	USD	2,963	Goldman Sachs International	10/27/17	(75)
SEK	9,000	USD	1,119	Bank of America N.A.	10/27/17	(13)
SEK	4,000	USD	502	Deutsche Bank AG	10/27/17	(10)
SGD	4,000	USD	2,971	JPMorgan Chase Bank N.A.	10/27/17	(21)
USD	12,988	EUR	11,000	State Street Bank and Trust Co.	10/27/17	(30)
USD	15,350	EUR	13,000	State Street Bank and Trust Co.	10/27/17	(34)
USD	1,316	GBP	1,000	Goldman Sachs International	10/27/17	(25)
USD	2,573	GBP	2,000	State Street Bank and Trust Co.	10/27/17	(109)

LIFEPATH DYNAMIC 2025 MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,129	GBP	4,000	State Street Bank and Trust Co.	10/27/17	$(235)
USD	16,998	GBP	13,000	State Street Bank and Trust Co.	10/27/17	(436)
USD	4,097	HKD	32,000	JPMorgan Chase Bank N.A.	10/27/17	(2)
USD	3,967	JPY	446,000	Deutsche Bank AG	10/27/17	(1)
CAD	815,577	USD	670,197	Barclays Bank PLC	12/20/17	(16,231)

						(19,216)
Net Unrealized Appreciation						$1,441

OTC Total Return Swaps
Reference Entity	Fixed Amount Paid (Received) by the Fund[1]	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TAIEX Future October 2017	TWD (6,352,321)	Deutsche Bank AG	10/18/17	TWD 6,352	$5,327	—	$5,327
KOSPI 200 Index Future December 2017	KRW (311,100,510)	Deutsche Bank AG	12/14/17	KRW 311,101	(5,718)	—	(5,718)
Total					$(391)	—	$(391)

1 At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

Balances reported for OTC Derivatives
	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Derivatives	—	—	$5,327	$(5,718)

6	LIFEPATH DYNAMIC 2025 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$10,633,755	—	—	$10,633,755
Fixed Income Fund	2,964,438	—	—	2,964,438
Short-Term Securities	1,893,231	—	—	1,893,231
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	43,980	$97,538	—	141,518
Health Care Providers & Services	14,395	—	—	14,395
Hotels, Restaurants & Leisure	—	37,223	—	37,223
Household Durables	—	23,375	—	23,375
IT Services	35,547	—	—	35,547
Media	—	27	—	27
Real Estate Investment Trusts (REITs)	1,770,926	481,501	—	2,252,427
Real Estate Management & Development	149,865	375,522	—	525,387

LIFEPATH DYNAMIC 2025 MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (concluded)	LifePath Dynamic 2025 Master Portfolio

	Level 1	Level 2	Level 3	Total
Subtotal	$17,506,137	$1,015,186	—	$18,521,323

Investments Valued at NAV[1]				41,791,023

Total Investments				$60,312,346

Derivative Financial Instruments [2]
Assets:
Equity contracts	$364,516	$5,327	—	$369,843
Forward foreign currency contracts	—	20,657	—	20,657
Interest rate contracts	136,530	—	—	136,530
Liabilities:
Equity contracts	(82,487)	(5,718)	—	(88,205)
Forward foreign currency contracts	—	(19,216)	—	(19,216)

Total	$418,559	$1,050	—	$419,609

[1]    As of September 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

8	LIFEPATH DYNAMIC 2025 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Dynamic 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 65.4%
Active Stock Master Portfolio	$139,761,279	$139,761,279
BlackRock Advantage Emerging Markets Fund (b)	1,925,567	19,910,363
BlackRock Commodity Strategies Fund	1,957,490	14,876,923
BlackRock Tactical Opportunities Fund	860,163	12,154,109
International Tilts Master Portfolio	$36,604,531	36,604,531
iShares Edge MSCI Multifactor Intl ETF	451,884	12,670,827
iShares Edge MSCI Multifactor USA ETF	179,369	5,368,514
iShares MSCI EAFE Small-Cap ETF (c)	166,941	10,350,342

		251,696,888
Fixed Income Funds — 25.1%
CoreAlpha Bond Master Portfolio	$63,173,529	63,173,529
iShares TIPS Bond ETF	134,337	15,257,997
Master Total Return Portfolio	$18,395,755	18,395,755

		96,827,281
Short-Term Securities — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (d)(e)	5,219,224	5,220,789
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (e)	3,192,824	3,192,824

		8,413,613
Total Affiliated Investment Companies — 92.7%		356,937,782

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.3%
Great Portland Estates PLC	20,725	169,840
Ichigo Hotel REIT Investment Corp. (c)	280	269,294
Invitation Homes, Inc.	10,312	233,567
National Storage REIT (b)(c)	409,700	480,962
PRS REIT PLC (b)	131,920	181,634

		1,335,297
Health Care Providers & Services — 0.0%
Brookdale Senior Living, Inc. (b)	13,822	146,513
Hotels, Restaurants & Leisure — 0.1%
Mandarin Oriental International, Ltd.	163,200	357,337

Common Stocks	Shares	Value
Household Durables — 0.1%
JM AB	7,132	$224,377
IT Services — 0.1%
GDS Holdings Ltd. — ADR (b)(c)	12,831	144,477
InterXion Holding NV (b)	3,976	202,498

		346,975
Media — 0.0%
I-CABLE Communications Ltd. (b)	7,210	237
Real Estate Investment Trusts (REITs) — 5.6%
Alexandria Real Estate Equities, Inc.	6,367	757,482
American Campus Communities, Inc.	5,793	255,761
AvalonBay Communities, Inc.	5,067	904,054
Boston Properties, Inc.	5,037	618,947
British Land Co. PLC	99,512	803,429
Canadian Apartment Properties REIT (c)	11,030	298,170
Capital & Regional PLC	244,257	185,745
DDR Corp.	16,065	147,155
Duke Realty Corp.	13,648	393,335
EPR Properties (c)	6,787	473,325
Equity Residential	4,212	277,697
Essex Property Trust, Inc.	1,849	469,702
Eurocommercial Properties NV CVA	5,734	245,192
Extra Space Storage, Inc.	8,092	646,713
Federal Realty Investment Trust	3,221	400,080
First Industrial Realty Trust, Inc.	10,199	306,888
Gecina SA	4,326	701,881
HCP, Inc.	17,568	488,917
Healthcare Trust of America, Inc., Class A	9,082	270,644
Highwoods Properties, Inc.	4,677	243,625
Host Hotels & Resorts, Inc.	38,892	719,113
Ichigo Office REIT Investment Corp. (c)	647	436,987
Intu Properties PLC	119,683	369,979
Kenedix Office Investment Corp.	46	253,292
Kenedix Retail REIT Corp. (c)	128	266,165
Kilroy Realty Corp.	5,772	410,505
Klepierre	11,950	469,355
LaSalle Hotel Properties	11,055	320,816
Liberty Property Trust	11,391	467,714
Link REIT	46,000	374,071
Macerich Co.	6,861	377,149
Medical Properties Trust, Inc.	21,738	285,420
Mid-America Apartment Communities, Inc.	4,497	480,639
Nippon Building Fund, Inc.	47	234,321
Prologis, Inc.	3,173	201,359
Public Storage	939	200,937
QTS Realty Trust, Inc., Class A	4,534	237,400
Regency Centers Corp.	6,995	433,970

LIFEPATH DYNAMIC 2030 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Retail Properties of America, Inc., Class A	18,022	$236,629
RioCan Real Estate Investment Trust (c)	9,318	178,705
Sabra Health Care REIT, Inc.	16,436	360,606
Scentre Group	134,987	416,694
Simon Property Group, Inc.	8,300	1,336,383
Spirit Realty Capital, Inc.	41,181	352,921
Starwood Waypoint Homes	8,792	319,765
Sun Communities, Inc.	3,108	266,293
Vastned Retail NV (c)	2,709	120,707
VEREIT, Inc.	64,628	535,766
Vornado Realty Trust	4,375	336,350
Welltower, Inc.	10,438	733,583
Westfield Corp.	153,253	943,589

		21,565,925
Real Estate Management & Development — 1.4%
Aroundtown SA	30,381	217,239
BUWOG AG	17,078	511,879
CK Asset Holdings Ltd.	73,000	606,873

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Entra ASA (f)	12,781	$174,917
First Capital Realty, Inc.	16,989	267,957
Intiland Development Tbk PT	3,545,200	108,477
Kungsleden AB (c)	42,881	295,447
Mega Manunggal Property Tbk PT (b)	7,114,900	309,022
Mitsui Fudosan Co. Ltd.	32,700	709,034
Sun Hung Kai Properties Ltd.	20,000	325,805
Takara Leben Co., Ltd.	97,100	474,816
Unizo Holdings Co., Ltd.	35,400	821,198
Wharf Holdings Ltd.	26,000	232,601
Yanlord Land Group Ltd.	107,400	146,721

		5,201,986
Total Common Stocks — 7.6%		29,178,647
Total Investments (Cost — $351,586,449) — 100.3%		386,116,429
Liabilities in Excess of Other Assets — (0.3)%		(967,716)

Net Assets — 100.0%		$385,148,713

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$140,157,485	—		$(396,206)[2]	$139,761,279	$139,761,279	$1,897,621		$8,878,025	$17,419,466
BlackRock Advantage Emerging Markets Fund	—	1,975,860		(50,293)	1,925,567	19,910,363	—		9,424	1,111,934
BlackRock Cash Funds: Institutional, SL Agency Shares	—	5,219,224	[3]	—	5,219,224	5,220,789	18,009	[4]	836	—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,518,532	—		(18,325,708)[2]	3,192,824	3,192,824	35,007		—	—
BlackRock Commodity Strategies Fund	2,426,806	177,468		(646,784)	1,957,490	14,876,923	—		(352,861)	773,322
BlackRock Tactical Opportunities Fund	1,038,478	12,671		(190,986)	860,163	12,154,109	—		4,967	639,678
CoreAlpha Bond Master Portfolio	$78,224,883	—		$(15,051,354)[2]	$63,173,529	63,173,529	1,208,406		637,473	(11,296,633)
International Tilts Master Portfolio	$49,602,842	—		$(12,998,311)[2]	$36,604,531	36,604,531	1,080,880		4,496,726	7,218,990

2	LIFEPATH DYNAMIC 2030 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Multifactor Intl ETF	505,257	—	(53,373)	451,884	$12,670,827	$194,875	$118,485	$2,189,408
iShares Edge MSCI Multifactor USA ETF	1,182,184	—	(1,002,815)	179,369	5,368,514	199,270	1,707,039	194,456
iShares MSCI EAFE Small-Cap ETF	176,581	41,270	(50,910)	166,941	10,350,342	134,138	237,176	1,788,301
iShares TIPS Bond ETF	149,782	6,445	(21,890)	134,337	15,257,997	196,822	(8,078)	75,835
Master Total Return Portfolio	$21,774,195	—	$(3,378,440)[2]	$18,395,755	18,395,755	483,840	17,910,217	748,160
Total					$356,937,782	$5,448,868	$33,639,429	$20,862,917

[1] Includes net capital gain distributions, if applicable.

[2] Represents net shares/investment value sold.

[3] Represents net shares/investment value purchased.

[4]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral Investment expenses, and other payments to and from borrowers of securities.

(b) Non-income producing security.

(c) Security, or a portion of the security, is on loan.

(d) Security was purchased with the cash collateral from loaned securities.

(e) Annualized 7-day yield as of period end.

(f)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

LIFEPATH DYNAMIC 2030 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	70	October 2017	$4,407	$110,619
DAX Index	11	December 2017	$4,160	84,183
Nikkei 225 Index	131	December 2017	$23,703	1,141,371
Russell 2000 E-Mini Index	125	December 2017	$9,331	575,437
S&P/TSX 60 Index	36	December 2017	$5,301	237,802

				2,149,412

Short Contracts
5-Year U.S. Treasury Note	(226)	December 2017	$26,555	240,038
S&P 400 MidCap E-Mini Index	(73)	December 2017	$13,109	(420,274)
S&P 500 E-Mini Index	(218)	December 2017	$27,425	(330,902)
Ultra Long U.S. Treasury Bond	(135)	December 2017	$22,292	654,030

				142,892
Total				$2,292,304

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	140,000	USD	112,044	Barclays Bank PLC	10/27/17	$177
CAD	24,000	USD	19,126	Nomura International PLC	10/27/17	112
EUR	65,000	USD	76,608	Bank of America N.A.	10/27/17	313
EUR	55,000	USD	64,400	Barclays Bank PLC	10/27/17	688
EUR	75,000	USD	87,949	Barclays Bank PLC	10/27/17	807
EUR	458,000	USD	537,982	Deutsche Bank AG	10/27/17	4,021
GBP	10,000	USD	12,825	Goldman Sachs International	10/27/17	585
HKD	68,000	USD	8,708	Barclays Bank PLC	10/27/17	2
HKD	661,000	USD	84,664	Citibank N.A.	10/27/17	5
HKD	53,500	USD	6,851	JPMorgan Chase Bank N.A.	10/27/17	2
HKD	103,000	USD	13,187	Royal Bank of Canada	10/27/17	7
HKD	137,000	USD	17,541	Royal Bank of Canada	10/27/17	8
HKD	335,000	USD	42,902	Royal Bank of Canada	10/27/17	9
HKD	440,000	USD	56,325	Royal Bank of Canada	10/27/17	35
HKD	100,000	USD	12,797	State Street Bank and Trust Co.	10/27/17	12
HKD	340,000	USD	43,538	State Street Bank and Trust Co.	10/27/17	13
ILS	174,000	USD	48,886	Royal Bank of Canada	10/27/17	379
NOK	156,000	USD	19,583	Goldman Sachs International	10/27/17	14
SEK	669,000	USD	81,940	State Street Bank and Trust Co.	10/27/17	306
SGD	981,000	USD	721,363	Barclays Bank PLC	10/27/17	2,053
USD	371,961	AUD	469,000	Barclays Bank PLC	10/27/17	4,178
USD	41,466	AUD	52,000	Deutsche Bank AG	10/27/17	688
USD	32,115	CAD	39,000	Royal Bank of Canada	10/27/17	853
USD	5,980	EUR	5,000	State Street Bank and Trust Co.	10/27/17	63
USD	29,881	EUR	25,000	State Street Bank and Trust Co.	10/27/17	296

4	LIFEPATH DYNAMIC 2030 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,790	GBP	9,400	State Street Bank and Trust Co.	10/27/17	$185
USD	27,422	HKD	214,000	State Street Bank and Trust Co.	10/27/17	10
USD	447,768	IDR	6,022,476,000	BNP Paribas S.A.	10/27/17	1,547
USD	32,804	JPY	3,598,000	Goldman Sachs International	10/27/17	794
USD	87,450	JPY	9,554,000	JPMorgan Chase Bank N.A.	10/27/17	2,453
USD	84,605	JPY	9,279,000	Nomura International PLC	10/27/17	2,054
USD	4,261	JPY	464,000	State Street Bank and Trust Co.	10/27/17	133
USD	7,816	JPY	852,000	State Street Bank and Trust Co.	10/27/17	236
USD	684,416	JPY	76,217,000	State Street Bank and Trust Co.	10/27/17	6,352
USD	60,299	NOK	479,000	Barclays Bank PLC	10/27/17	125
USD	129,969	NOK	1,028,000	Goldman Sachs International	10/27/17	828
USD	32,234	SEK	256,000	Deutsche Bank AG	10/27/17	761
USD	115,584	SEK	918,000	Goldman Sachs International	10/27/17	2,726
USD	45,157	SEK	358,000	State Street Bank and Trust Co.	10/27/17	1,144
USD	149,632	SGD	202,000	Standard Chartered Bank	10/27/17	671
USD	5,069,329	AUD	6,341,663	Barclays Bank PLC	12/20/17	99,426
USD	1,660,963	EUR	1,381,751	Barclays Bank PLC	12/20/17	20,765
USD	1,567,125	JPY	173,310,492	JPMorgan Chase Bank N.A.	12/20/17	21,065

						176,901

AUD	39,000	USD	31,016	BNP Paribas S.A.	10/27/17	(433)
AUD	28,000	USD	22,267	Nomura International PLC	10/27/17	(310)
AUD	53,000	USD	42,008	Nomura International PLC	10/27/17	(447)
AUD	198,000	USD	156,989	Standard Chartered Bank	10/27/17	(1,720)
AUD	19,000	USD	15,054	State Street Bank and Trust Co.	10/27/17	(155)
AUD	43,000	USD	34,419	State Street Bank and Trust Co.	10/27/17	(699)
CHF	283,000	USD	299,365	Barclays Bank PLC	10/27/17	(6,655)
EUR	20,100	USD	24,104	Citibank N.A.	10/27/17	(318)
EUR	76,000	USD	90,528	Goldman Sachs International	10/27/17	(589)
EUR	90,000	USD	106,598	Royal Bank of Canada	10/27/17	(91)
EUR	51,000	USD	60,432	State Street Bank and Trust Co.	10/27/17	(78)
GBP	22,000	USD	29,512	BNP Paribas S.A.	10/27/17	(9)
HKD	353,000	USD	45,244	JPMorgan Chase Bank N.A.	10/27/17	(28)
HKD	1,014,000	USD	130,019	State Street Bank and Trust Co.	10/27/17	(135)
HKD	2,680,000	USD	344,090	State Street Bank and Trust Co.	10/27/17	(806)
IDR	408,621,000	USD	30,772	JPMorgan Chase Bank N.A.	10/27/17	(496)
JPY	21,897,000	USD	198,101	Bank of America N.A.	10/27/17	(3,294)
JPY	1,038,000	USD	9,364	Citibank N.A.	10/27/17	(129)
JPY	302,000	USD	2,746	Nomura International PLC	10/27/17	(59)
JPY	2,546,000	USD	23,401	Nomura International PLC	10/27/17	(751)
JPY	14,601,000	USD	130,325	Nomura International PLC	10/27/17	(427)
JPY	2,722,000	USD	24,437	Royal Bank of Canada	10/27/17	(220)
JPY	3,354,000	USD	30,095	State Street Bank and Trust Co.	10/27/17	(256)
NOK	93,500	USD	11,964	JPMorgan Chase Bank N.A.	10/27/17	(218)
NOK	54,000	USD	6,866	State Street Bank and Trust Co.	10/27/17	(83)
NZD	59,000	USD	43,705	Goldman Sachs International	10/27/17	(1,110)
SEK	130,000	USD	16,165	Goldman Sachs International	10/27/17	(183)
SEK	130,000	USD	16,328	Goldman Sachs International	10/27/17	(346)
SGD	30,000	USD	22,283	JPMorgan Chase Bank N.A.	10/27/17	(160)
USD	31,867	EUR	27,000	Goldman Sachs International	10/27/17	(85)
USD	30,693	EUR	26,000	Nomura International PLC	10/27/17	(76)
USD	138,141	EUR	117,000	State Street Bank and Trust Co.	10/27/17	(318)
USD	151,159	EUR	128,000	State Street Bank and Trust Co.	10/27/17	(318)

LIFEPATH DYNAMIC 2030 MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,474	GBP	11,000	Goldman Sachs International	10/27/17	$(278)
USD	36,024	GBP	28,000	State Street Bank and Trust Co.	10/27/17	(1,526)
USD	38,465	GBP	30,000	State Street Bank and Trust Co.	10/27/17	(1,766)
USD	146,441	GBP	112,000	State Street Bank and Trust Co.	10/27/17	(3,756)
USD	31,490	HKD	246,000	Goldman Sachs International	10/27/17	(21)
USD	22,701	JPY	2,552,000	Deutsche Bank AG	10/27/17	(3)
CAD	5,895,954	USD	4,844,977	Barclays Bank PLC	12/20/17	(117,344)

						(145,696)
Net Unrealized Appreciation						$31,205

OTC Total Return Swaps
Reference Entity	Fixed Amount Paid (Received) by the Fund[1]	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TAIEX Future October 2017	TWD (48,701,128)	Deutsche Bank AG	10/18/17	TWD 48,701	$40,837	—	$40,837
KOSPI 200 Index Future December 2017	KRW (2,177,703,570)	Deutsche Bank AG	12/14/17	KRW 2,177,704	(40,028)	—	(40,028)
Total					$809	—	$809

[1] At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

Balances reported for OTC Derivatives
	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Derivatives	—	—	$40,837	$(40,028)

6	LIFEPATH DYNAMIC 2030 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$75,331,078	—	—	$75,331,078
Fixed Income Fund	15,257,997	—	—	15,257,997
Short-Term Securities	8,413,613	—	—	8,413,613
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	415,201	$920,096	—	1,335,297
Health Care Providers & Services	146,513	—	—	146,513
Hotels, Restaurants & Leisure	—	357,337	—	357,337
Household Durables	—	224,377	—	224,377
IT Services	346,975	—	—	346,975
Media	—	237	—	237
Real Estate Investment Trusts (REITs)	16,967,470	4,598,455	—	21,565,925
Real Estate Management & Development	1,481,014	3,720,972	—	5,201,986

Subtotal	$118,359,861	$9,821,474	—	$128,181,335

Investments Valued at NAV[1]				257,935,094

Total Investments				$386,116,429

LIFEPATH DYNAMIC 2030 MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (concluded)	LifePath Dynamic 2030 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$2,149,412	$40,837	—	$2,190,249
Forward foreign currency contract	—	176,901	—	176,901
Interest rate contracts	894,068	—	—	894,068
Liabilities:
Equity contracts	(751,176)	(40,028)	—	(791,204)
Forward foreign currency contract	—	(145,696)	—	(145,696)

Total	$2,292,304	$32,014	—	$2,324,318

[1]    As of September 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

8	LIFEPATH DYNAMIC 2030 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Dynamic 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 72.4%
Active Stock Master Portfolio	$19,226,694	$19,226,694
BlackRock Advantage Emerging Markets Fund (b)	296,112	3,061,794
BlackRock Commodity Strategies Fund	277,057	2,105,633
BlackRock Tactical Opportunities Fund	113,561	1,604,617
International Tilts Master Portfolio	$6,539,556	6,539,556
iShares Edge MSCI Multifactor Intl ETF	53,206	1,491,896
iShares Edge MSCI Multifactor USA ETF	70,156	2,099,769
iShares MSCI EAFE Small-Cap ETF	20,376	1,263,312

		37,393,271
Fixed Income Funds — 12.9%
CoreAlpha Bond Master Portfolio	$3,446,766	3,446,766
iShares TIPS Bond ETF	10,805	1,227,232
Master Total Return Portfolio	$1,978,147	1,978,147

		6,652,145
Short-Term Securities — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (c)(d)	241,788	241,860
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (d)	1,448,922	1,448,922

		1,690,782
Total Affiliated Investment Companies — 88.6%		45,736,198

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.5%
Great Portland Estates PLC	3,698	30,305
Ichigo Hotel REIT Investment Corp.	50	48,088
Invitation Homes, Inc.	1,824	41,313
National Storage REIT (b)(e)	73,738	86,564
PRS REIT PLC (b)	23,393	32,209

		238,479
Health Care Providers & Services — 0.0%
Brookdale Senior Living, Inc. (b)	2,281	24,179
Hotels, Restaurants & Leisure — 0.1%
Mandarin Oriental International, Ltd.	29,100	63,716
Household Durables — 0.1%
JM AB	1,273	40,049
IT Services — 0.1%
GDS Holdings Ltd. — ADR (b)(e)	2,272	25,582

Common Stocks	Shares	Value
IT Services (continued)
InterXion Holding NV (b)	703	$35,804

		61,386
Media — 0.0%
I-CABLE Communications Ltd. (b)	1,386	46
Real Estate Investment Trusts (REITs) — 7.4%
Alexandria Real Estate Equities, Inc.	1,131	134,555
American Campus Communities, Inc.	1,031	45,519
AvalonBay Communities, Inc.	908	162,005
Boston Properties, Inc.	899	110,469
British Land Co. — PLC	17,736	143,195
Canadian Apartment Properties REIT (e)	1,951	52,741
Capital & Regional PLC (e)	43,579	33,140
DDR Corp.	2,841	26,024
Duke Realty Corp.	2,384	68,707
EPR Properties	1,200	83,688
Equity Residential	745	49,118
Essex Property Trust, Inc.	335	85,100
Eurocommercial Properties NV CVA	1,023	43,745
Extra Space Storage, Inc. (e)	1,450	115,884
Federal Realty Investment Trust	575	71,421
First Industrial Realty Trust, Inc.	1,843	55,456
Gecina SA	772	125,255
HCP, Inc.	3,197	88,972
Healthcare Trust of America, Inc., Class A	1,630	48,574
Highwoods Properties, Inc.	839	43,704
Host Hotels & Resorts, Inc.	6,938	128,284
Ichigo Office REIT Investment Corp. (e)	114	76,996
Intu Properties PLC	21,353	66,009
Kenedix Office Investment Corp.	8	44,051
Kenedix Retail REIT Corp.	23	47,826
Kilroy Realty Corp.	1,021	72,614
Klepierre	2,132	83,738
LaSalle Hotel Properties	1,972	57,227
Liberty Property Trust	2,026	83,188
Link REIT	8,000	65,056
Macerich Co.	1,224	67,283
Medical Properties Trust, Inc. (e)	3,844	50,472
Mid-America Apartment Communities, Inc.	806	86,145
Nippon Building Fund, Inc.	8	39,884
Prologis, Inc.	568	36,045
Public Storage	168	35,950
QTS Realty Trust, Inc., Class A	817	42,778
Regency Centers Corp.	1,248	77,426
Retail Properties of America, Inc., Class A	3,187	41,845
RioCan Real Estate Investment Trust	1,670	32,028

LIFEPATH DYNAMIC 2035 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Sabra Health Care REIT, Inc.	2,932	$64,328
Scentre Group	24,084	74,345
Simon Property Group, Inc.	1,481	238,456
Spirit Realty Capital, Inc. (e)	7,282	62,407
Starwood Waypoint Homes	1,581	57,501
Sun Communities, Inc.	550	47,124
Vastned Retail NV	483	21,521
VEREIT, Inc.	11,518	95,484
Vornado Realty Trust	780	59,966
Welltower, Inc.	1,862	130,861
Westfield Corp.	27,382	168,593

		3,842,703
Real Estate Management & Development — 1.8%
Aroundtown SA	5,420	38,756
BUWOG AG	3,054	91,538
CK Asset Holdings Ltd.	13,000	108,073
Entra ASA (f)	2,260	30,930
First Capital Realty, Inc.	3,057	48,216

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Intiland Development Tbk PT	626,000	$19,154
Kungsleden AB	7,583	52,246
Mega Manunggal Property Tbk PT (b)	1,066,000	46,300
Mitsui Fudosan Co. Ltd.	5,900	127,930
Sun Hung Kai Properties Ltd.	4,000	65,161
Takara Leben Co., Ltd.	17,200	84,108
Unizo Holdings Co., Ltd.	6,300	146,145
Wharf Holdings Ltd.	5,000	44,731
Yanlord Land Group Ltd.	19,200	26,229

		929,517
Total Common Stocks — 10.0%		5,200,075
Total Investments (Cost — $46,390,486) — 98.6%		50,936,273
Other Assets Less Liabilities — 1.4%		721,887

Net Assets — 100.0%		$51,658,160

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$19,020,143	$206,551	[2]	—	$19,226,694	$19,226,694	$240,316		$1,127,372	$2,399,219
BlackRock Advantage Emerging Markets Fund	—	300,772		(4,660)	296,112	3,061,794	—		642	180,061
BlackRock Cash Funds: Institutional, SL Agency Shares	171,309	70,479	[2]	—	241,788	241,860	2,642	[3]	(1)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,916,810	—		(3,467,888)[4]	1,448,922	1,448,922	10,722		—	—
BlackRock Commodity Strategies Fund	316,505	34,986		(74,434)	277,057	2,105,633	—		(138,578)	207,788
BlackRock Tactical Opportunities Fund	127,639	5,633		(19,711)	113,561	1,604,617	—		(1,577)	83,153
CoreAlpha Bond Master Portfolio	$5,654,731	—		$(2,207,965)[4]	$3,446,766	3,446,766	88,751		49,194	(1,894,994)
International Tilts Master Portfolio	$7,041,872	—		$(502,316)[4]	$6,539,556	6,539,556	150,865		672,195	1,192,576
iShares Core S&P 500 ETF	744	—		(744)	—	—	—		3,909	(3,545)

2	LIFEPATH DYNAMIC 2035 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Multifactor Intl ETF	73,013	6,111		(25,918)	53,206	$1,491,896	$22,360	$38,106	$258,234
iShares Edge MSCI Multifactor USA ETF	172,050	2,117		(104,011)	70,156	2,099,769	40,854	195,748	196,143
iShares MSCI EAFE Small-Cap ETF	27,050	3,374		(10,048)	20,376	1,263,312	15,921	26,562	247,407
iShares TIPS Bond ETF	11,036	1,978		(2,209)	10,805	1,227,232	15,218	(1,181)	6,399
Master Total Return Portfolio	$1,765,193	$212,954	[2]	—	$1,978,147	1,978,147	49,889	1,928,076	80,420
Total						$45,736,196	$637,538	$3,900,467	$2,952,861

[1] Includes net capital gain distributions, if applicable.
[2] Represents net shares/investment value purchased.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4] Represents net shares/investment value sold.

(b)	Non-income producing security.

(c)	All or a portion of the security was purchased with the cash collateral from loaned securities.

(d)	Annualized 7-day yield as of period end.

(e)	Security, or a portion of the security, is on loan.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

For compliance purposes, the LifePath Dynamic Master Portfolio‘s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	U.S. Dollar

LIFEPATH DYNAMIC 2035 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	9	October 2017	$567	$14,224
DAX Index	2	December 2017	$756	15,301
Nikkei 225 Index	17	December 2017	$3,076	147,902
Russell 2000 E-Mini Index	12	December 2017	$896	55,242
S&P/TSX 60 Index	6	December 2017	$884	39,634

				272,303

Short Contracts
5-Year U.S. Treasury Note	(29)	December 2017	$3,408	30,801
S&P 400 MidCap E-Mini Index	(7)	December 2017	$1,257	(40,300)
S&P 500 E-Mini Index	(24)	December 2017	$3,019	(36,430)
Ultra Long U.S. Treasury Bond	(9)	December 2017	$1,486	39,347

				(6,582)

Total				$265,721

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	22,000	USD	17,607	Barclays Bank PLC	10/27/17	$28
CAD	1,000	USD	797	Standard Chartered Bank	10/27/17	5
EUR	11,000	USD	12,965	Bank of America N.A.	10/27/17	53
EUR	9,000	USD	10,538	Barclays Bank PLC	10/27/17	113
EUR	13,000	USD	15,244	Barclays Bank PLC	10/27/17	140
EUR	82,000	USD	96,320	Deutsche Bank AG	10/27/17	720
HKD	126,000	USD	16,139	Citibank N.A.	10/27/17	1
HKD	9,300	USD	1,191	JPMorgan Chase Bank N.A.	10/27/17	0
HKD	34,000	USD	4,353	Royal Bank of Canada	10/27/17	2
HKD	68,000	USD	8,705	Royal Bank of Canada	10/27/17	5
HKD	100,000	USD	12,806	Royal Bank of Canada	10/27/17	3
HKD	68,000	USD	8,708	State Street Bank and Trust Co.	10/27/17	3
ILS	22,000	USD	6,181	Royal Bank of Canada	10/27/17	48
NOK	19,000	USD	2,385	Bank of America N.A.	10/27/17	1
SEK	86,000	USD	10,533	State Street Bank and Trust Co.	10/27/17	39
SGD	170,000	USD	125,007	Barclays Bank PLC	10/27/17	356
USD	65,034	AUD	82,000	Barclays Bank PLC	10/27/17	730
USD	3,156	AUD	4,000	State Street Bank and Trust Co.	10/27/17	19
USD	1,196	EUR	1,000	JPMorgan Chase Bank N.A.	10/27/17	13
USD	4,784	EUR	4,000	State Street Bank and Trust Co.	10/27/17	50
USD	5,976	EUR	5,000	State Street Bank and Trust Co.	10/27/17	59
USD	68,107	IDR	916,035,000	BNP Paribas S.A.	10/27/17	235
USD	5,589	JPY	613,000	Goldman Sachs International	10/27/17	135
USD	122,070	JPY	13,594,000	Goldman Sachs International	10/27/17	1,131
USD	5,538	JPY	605,000	JPMorgan Chase Bank N.A.	10/27/17	155
USD	14,215	JPY	1,559,000	Nomura International PLC	10/27/17	345

4	LIFEPATH DYNAMIC 2035 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,548	JPY	386,000	State Street Bank and Trust Co.	10/27/17	$114
USD	7,050	NOK	56,000	Barclays Bank PLC	10/27/17	15
USD	22,509	NOK	178,000	JPMorgan Chase Bank N.A.	10/27/17	148
USD	20,393	SEK	162,000	Barclays Bank PLC	10/27/17	477
USD	7,947	SEK	63,000	State Street Bank and Trust Co.	10/27/17	201
USD	26,667	SGD	36,000	Standard Chartered Bank	10/27/17	120
USD	798,323	AUD	998,691	Barclays Bank PLC	12/20/17	15,657
USD	218,098	EUR	181,435	Barclays Bank PLC	12/20/17	2,727
USD	195,040	JPY	21,569,724	JPMorgan Chase Bank N.A.	12/20/17	2,622

						26,470

AUD	7,000	USD	5,567	BNP Paribas S.A.	10/27/17	(78)
AUD	11,000	USD	8,696	Deutsche Bank AG	10/27/17	(70)
AUD	5,000	USD	3,976	Nomura International PLC	10/27/17	(55)
AUD	26,000	USD	20,615	Standard Chartered Bank	10/27/17	(226)
AUD	4,000	USD	3,170	State Street Bank and Trust Co.	10/27/17	(33)
AUD	7,000	USD	5,603	State Street Bank and Trust Co.	10/27/17	(114)
CHF	48,000	USD	50,772	State Street Bank and Trust Co.	10/27/17	(1,125)
EUR	2,300	USD	2,758	Citibank N.A.	10/27/17	(36)
EUR	14,000	USD	16,681	Goldman Sachs International	10/27/17	(113)
EUR	16,000	USD	18,952	Standard Chartered Bank	10/27/17	(17)
EUR	3,000	USD	3,555	State Street Bank and Trust Co.	10/27/17	(5)
EUR	5,000	USD	5,948	State Street Bank and Trust Co.	10/27/17	(31)
GBP	1,000	USD	1,341	BNP Paribas S.A.	10/27/17	(0)
GBP	7,000	USD	9,439	State Street Bank and Trust Co.	10/27/17	(51)
HKD	46,000	USD	5,894	Barclays Bank PLC	10/27/17	(2)
HKD	61,000	USD	7,818	JPMorgan Chase Bank N.A.	10/27/17	(5)
HKD	157,000	USD	20,131	JPMorgan Chase Bank N.A.	10/27/17	(20)
HKD	375,920	USD	48,265	State Street Bank and Trust Co.	10/27/17	(113)
JPY	857,000	USD	7,632	BNP Paribas S.A.	10/27/17	(8)
JPY	3,743,000	USD	33,863	Bank of America N.A.	10/27/17	(563)
JPY	148,000	USD	1,335	Citibank N.A.	10/27/17	(18)
JPY	2,204,000	USD	19,672	Nomura International PLC	10/27/17	(65)
JPY	367,000	USD	3,295	Royal Bank of Canada	10/27/17	(30)
JPY	584,000	USD	5,240	State Street Bank and Trust Co.	10/27/17	(45)
NOK	21,900	USD	2,802	JPMorgan Chase Bank N.A.	10/27/17	(51)
NZD	8,000	USD	5,924	Deutsche Bank AG	10/27/17	(149)
SEK	20,000	USD	2,511	Deutsche Bank AG	10/27/17	(52)
SEK	13,000	USD	1,616	Goldman Sachs International	10/27/17	(18)
SGD	8,000	USD	5,942	JPMorgan Chase Bank N.A.	10/27/17	(43)
USD	23,614	EUR	20,000	State Street Bank and Trust Co.	10/27/17	(54)
USD	25,977	EUR	22,000	State Street Bank and Trust Co.	10/27/17	(58)
USD	2,632	GBP	2,000	Goldman Sachs International	10/27/17	(51)
USD	8,975	GBP	7,000	Goldman Sachs International	10/27/17	(412)
USD	6,433	GBP	5,000	State Street Bank and Trust Co.	10/27/17	(272)
USD	26,150	GBP	20,000	State Street Bank and Trust Co.	10/27/17	(671)
USD	13,316	HKD	104,000	JPMorgan Chase Bank N.A.	10/27/17	(6)
USD	6,992	JPY	786,000	Goldman Sachs International	10/27/17	(1)
CAD	943,705	USD	775,486	Barclays Bank PLC	12/20/17	(18,784)

						(23,445)
Net Unrealized Appreciation						$3,025

LIFEPATH DYNAMIC 2035 MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

OTC Total Return Swaps
Reference Entity	Fixed Amount Paid (Received) by the Fund[1]	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TAIEX Future October 2017	TWD (8,469,761)	Deutsche Bank AG	10/18/17	TWD	8,470	$7,102	—	$7,102
KOSPI 200 Index Future December 2017	KRW (388,875,638)	Deutsche Bank AG	12/14/17	KRW	388,876	(7,148)	—	(7,148)
Total						$(46)	—	$(46)

[1] At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

Balances reported for OTC Derivatives
	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Derivatives	—	—	$7,102	$(7,148)

6	LIFEPATH DYNAMIC 2035 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$11,627,020	$—	$—	$11,627,020
Fixed Income Fund	1,227,232	—	—	1,227,232
Short-Term Securities	1,690,782	—	—	1,690,782
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	73,522	164,957	—	238,479
Health Care Providers & Services	24,179	—	—	24,179
Hotels, Restaurants & Leisure	—	63,716	—	63,716
Household Durables	—	40,049	—	40,049
IT Services	61,386	—	—	61,386
Media	—	46	—	46
Real Estate Investment Trusts (REITs)	3,024,635	818,068	—	3,842,703
Real Estate Management & Development	255,740	673,777	—	929,517

Subtotal	$17,984,496	$1,760,613	$—	$19,745,109

Investments Valued at NAV[1]				31,191,164

Total Investments				$50,936,273

LIFEPATH DYNAMIC 2035 MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (concluded)	LifePath Dynamic 2035 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$272,303	$7,102	—	$279,405
Forward foreign currency contracts	—	26,470	—	26,470
Interest rate contracts	70,148	—	—	70,148
Liabilities:
Equity contracts	(76,730)	(7,148)	—	(83,878)
Forward foreign currency contracts	—	(23,445)	—	(23,445)

Total	$265,721	$2,979	—	$268,700

[1]    As of September 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

8	LIFEPATH DYNAMIC 2035 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Dynamic 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 79.7%
Active Stock Master Portfolio	$129,610,837	$129,610,837
BlackRock Advantage Emerging Markets Fund (b)	1,799,345	18,605,231
BlackRock Commodity Strategies Fund	1,385,008	10,526,061
BlackRock Tactical Opportunities Fund	650,685	9,194,174
International Tilts Master Portfolio	$38,330,794	38,330,794
iShares Edge MSCI Multifactor Intl ETF	437,652	12,271,762
iShares Edge MSCI Multifactor USA ETF	461,557	13,814,401
iShares MSCI EAFE Small-Cap ETF (c)	160,179	9,931,098

		242,284,358
Fixed Income Funds — 5.2%
CoreAlpha Bond Master Portfolio	$10,745,173	10,745,173
iShares TIPS Bond ETF	31,018	3,523,024
Master Total Return Portfolio	$1,638,188	1,638,188

		15,906,385
Short-Term Securities — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (d)(e)	2,157,576	2,158,223
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (e)	3,040,000	3,040,000

		5,198,223
Total Affiliated Investment Companies — 86.6%		263,388,966

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.5%
Great Portland Estates PLC	27,786	227,704
Ichigo Hotel REIT Investment Corp. (c)	375	360,662
National Storage REIT (b)(c)	548,271	643,636
PRS REIT PLC (b)	175,794	242,042

		1,474,044
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (b)	18,031	191,129
Hotels, Restaurants & Leisure — 0.2%
Mandarin Oriental International, Ltd.	218,800	479,077
Household Durables — 0.1%
JM AB	9,563	300,857

Common Stocks	Shares	Value
IT Services — 0.1%
GDS Holdings Ltd. — ADR (b)(c)	17,137	$192,963
InterXion Holding NV (b)	5,307	270,285

		463,248
Media — 0.0%
I-CABLE Communications Ltd. (b)	9,705	319
Real Estate Investment Trusts (REITs) — 9.6%
Alexandria Real Estate Equities, Inc.	8,533	1,015,171
American Campus Communities, Inc.	7,753	342,295
AvalonBay Communities, Inc.	6,780	1,209,688
Boston Properties, Inc.	6,753	829,809
British Land Co. PLC	133,925	1,081,268
Canadian Apartment Properties REIT (c)	14,722	397,975
Capital & Regional PLC	327,481	249,033
DDR Corp.	22,783	208,692
Duke Realty Corp.	18,043	519,999
EPR Properties (c)	9,058	631,705
Equity Residential	5,622	370,658
Essex Property Trust, Inc.	2,467	626,692
Eurocommercial Properties NV CVA	7,688	328,748
Extra Space Storage, Inc.	10,849	867,052
Federal Realty Investment Trust	4,319	536,463
First Industrial Realty Trust, Inc. (c)	13,674	411,451
Gecina SA	5,774	936,815
HCP, Inc.	24,021	668,504
Healthcare Trust of America, Inc., Class A	12,122	361,236
Highwoods Properties, Inc.	6,243	325,198
Host Hotels & Resorts, Inc.	52,142	964,106
Ichigo Office REIT Investment Corp.	863	582,875
Intu Properties PLC	160,461	496,037
Invitation Homes, Inc.	13,763	311,732
Kenedix Office Investment Corp.	62	341,394
Kenedix Retail REIT Corp.	171	355,579
Kilroy Realty Corp.	7,704	547,908
Klepierre	16,021	629,249
LaSalle Hotel Properties	14,822	430,134
Liberty Property Trust	15,204	624,276
Link REIT	62,000	504,182
Macerich Co.	9,199	505,669
Medical Properties Trust, Inc.	29,446	386,626
Mid-America Apartment Communities, Inc.	6,084	650,258
Nippon Building Fund, Inc.	63	314,090
Prologis, Inc.	4,235	268,753
Public Storage	1,259	269,413
QTS Realty Trust, Inc., Class A	6,051	316,830
Regency Centers Corp.	9,218	571,885
Retail Properties of America, Inc., Class A	24,055	315,842

LIFEPATH DYNAMIC 2040 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
RioCan Real Estate Investment Trust (c)	12,470	$239,156
Sabra Health Care REIT, Inc.	22,036	483,470
Scentre Group	180,982	558,677
Simon Property Group, Inc.	11,128	1,791,719
Spirit Realty Capital, Inc.	54,966	471,059
Starwood Waypoint Homes	11,788	428,730
Sun Communities, Inc.	4,148	355,401
Vastned Retail NV	3,633	161,878
VEREIT, Inc.	88,077	730,158
Vornado Realty Trust	5,865	450,901
Welltower, Inc.	13,995	983,569
Westfield Corp.	205,059	1,262,562

		29,222,570
Real Estate Management & Development — 2.3%
Aroundtown SA	40,732	291,254
BUWOG AG	22,794	683,204
CK Asset Holdings Ltd.	96,500	802,236

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Entra ASA (f)	17,059	$233,465
First Capital Realty, Inc.	23,132	364,847
Intiland Development Tbk PT	4,498,300	137,640
Kungsleden AB	57,234	394,338
Mega Manunggal Property Tbk PT (b)	8,738,700	379,549
Mitsui Fudosan Co. Ltd.	43,800	949,716
Sun Hung Kai Properties Ltd.	28,000	456,127
Takara Leben Co., Ltd.	129,900	635,208
Unizo Holdings Co., Ltd.	47,700	1,106,529
Wharf Holdings Ltd.	35,000	313,116
Yanlord Land Group Ltd.	143,900	196,584

		6,943,813
Total Common Stocks — 12.9%		39,075,057
Total Investments (Cost — $256,482,572) — 99.5%		302,464,023
Other Assets Less Liabilities — 0.5%		1,526,164

Net Assets — 100.0%		$303,990,187

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, and/or related parties of the Fund were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$135,849,245	—		$(6,238,408)[2]	$129,610,837	$129,610,837	$1,799,138		$8,473,453	$15,991,302
BlackRock Advantage Emerging Markets Fund	—	2,046,577		(247,232)	1,799,345	18,605,231	—		23,859	1,110,288
BlackRock Cash Funds: Institutional, SL Agency Shares	963,528	1,194,048	[3]	—	2,157,576	2,158,223	18,975	[4]	186	—
BlackRock Cash Funds: Treasury, SL Agency Shares	22,947,395	—		(19,907,395)[2]	3,040,000	3,040,000	40,026		—	—
BlackRock Commodity Strategies Fund	2,112,341	129,207		(856,540)	1,385,008	10,526,061	—		(385,013)	762,327
BlackRock Tactical Opportunities Fund	826,781	9,439		(185,535)	650,685	9,194,174	—		25,440	492,114
CoreAlpha Bond Master Portfolio	$13,544,446	—		$(2,799,273)[2]	$10,745,173	10,745,173	180,341		91,029	(10,922,522)
International Tilts Master Portfolio	$50,894,777	—		$(12,563,983)[2]	$38,330,794	38,330,794	1,117,574		4,690,280	7,667,410

2	LIFEPATH DYNAMIC 2040 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
iShares Core S&P 500 ETF	4,181	—	(4,181)	—	—	—	$21,969	$(19,919)
iShares Edge MSCI Multifactor Intl ETF	529,366	—	(91,714)	437,652	$12,271,762	$196,686	250,805	2,132,336
iShares Edge MSCI Multifactor USA ETF	1,257,520	—	(795,963)	461,557	13,814,401	265,987	1,299,150	1,220,648
iShares MSCI EAFE Small-Cap ETF	183,494	33,972	(57,287)	160,179	9,931,098	135,099	313,171	1,773,206
iShares TIPS Bond ETF	31,194	3,398	(3,574)	31,018	3,523,024	44,546	1,005	11,036
Master Total Return Portfolio	$5,532,594	—	$(3,894,406)[2]	$1,638,188	1,638,188	118,666	1,519,363	64,048
Total					$263,388,966	$3,917,038	$16,324,697	$20,282,274

[1] Includes net capital gain distributions, if applicable.
[2] Represents net shares/investment value sold.
[3] Represents net shares/investment value purchased.

[4]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral Investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of the security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Annualized 7-day yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	U.S. Dollar

LIFEPATH DYNAMIC 2040 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	50	October 2017	$3,148	$79,017
DAX Index	8	December 2017	$3,025	61,229
Nikkei 225 Index	100	December 2017	$18,094	870,967
Russell 2000 E-Mini Index	47	December 2017	$3,508	216,364
S&P/TSX 60 Index	35	December 2017	$5,154	231,196

				1,458,773

Short Contracts
5-Year U.S. Treasury Note	(99)	December 2017	$11,633	105,150
S&P 400 MidCap E-Mini Index	(48)	December 2017	$8,619	(276,345)
S&P 500 E-Mini Index	(160)	December 2017	$20,129	(242,864)

				(414,059)
Total				$1,044,714

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	187,000	USD	149,662	Goldman Sachs International	10/27/17	$234
CAD	34,000	USD	27,095	Nomura International PLC	10/27/17	159
EUR	86,000	USD	101,359	Bank of America N.A.	10/27/17	415
EUR	69,000	USD	80,792	Barclays Bank PLC	10/27/17	863
EUR	100,000	USD	117,265	Barclays Bank PLC	10/27/17	1,076
EUR	616,000	USD	723,574	Deutsche Bank AG	10/27/17	5,408
GBP	16,000	USD	20,521	Goldman Sachs International	10/27/17	936
HKD	68,000	USD	8,708	Barclays Bank PLC	10/27/17	2
HKD	70,000	USD	8,964	JPMorgan Chase Bank N.A.	10/27/17	2
HKD	851,000	USD	108,998	JPMorgan Chase Bank N.A.	10/27/17	8
HKD	65,000	USD	8,322	Royal Bank of Canada	10/27/17	4
HKD	170,000	USD	21,766	Royal Bank of Canada	10/27/17	9
HKD	503,000	USD	64,416	Royal Bank of Canada	10/27/17	14
HKD	610,000	USD	78,087	Royal Bank of Canada	10/27/17	49
HKD	135,000	USD	17,276	State Street Bank and Trust Co.	10/27/17	16
HKD	476,000	USD	60,953	State Street Bank and Trust Co.	10/27/17	18
ILS	217,000	USD	60,967	Royal Bank of Canada	10/27/17	472
NOK	202,000	USD	25,361	Bank of America N.A.	10/27/17	15
SEK	792,000	USD	97,030	Goldman Sachs International	10/27/17	337
SGD	1,313,000	USD	965,494	Barclays Bank PLC	10/27/17	2,748
USD	495,683	AUD	625,000	Barclays Bank PLC	10/27/17	5,567
USD	46,115	CAD	56,000	Royal Bank of Canada	10/27/17	1,226
USD	26,312	EUR	22,000	JPMorgan Chase Bank N.A.	10/27/17	276
USD	39,443	EUR	33,000	State Street Bank and Trust Co.	10/27/17	391
USD	6,259	GBP	4,600	State Street Bank and Trust Co.	10/27/17	90
USD	559,952	IDR	7,531,354,000	BNP Paribas S.A.	10/27/17	1,934
USD	44,428	JPY	4,873,000	Goldman Sachs International	10/27/17	1,075

4	LIFEPATH DYNAMIC 2040 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	126,608	JPY	13,832,000	JPMorgan Chase Bank N.A.	10/27/17	$3,552
USD	108,293	JPY	11,877,000	Nomura International PLC	10/27/17	2,629
USD	928,470	JPY	103,395,000	State Street Bank and Trust Co.	10/27/17	8,617
USD	80,692	NOK	641,000	Barclays Bank PLC	10/27/17	167
USD	173,840	NOK	1,375,000	Goldman Sachs International	10/27/17	1,107
USD	154,206	SEK	1,225,000	Barclays Bank PLC	10/27/17	3,606
USD	31,478	SEK	250,000	Deutsche Bank AG	10/27/17	744
USD	60,167	SEK	477,000	State Street Bank and Trust Co.	10/27/17	1,525
USD	200,743	SGD	271,000	Standard Chartered Bank	10/27/17	900
USD	4,979,794	AUD	6,229,656	Barclays Bank PLC	12/20/17	97,670
USD	1,327,810	EUR	1,104,602	Barclays Bank PLC	12/20/17	16,600
USD	1,259,745	JPY	139,316,999	JPMorgan Chase Bank N.A.	12/20/17	16,934

						177,395

AUD	61,000	USD	48,355	JPMorgan Chase Bank N.A.	10/27/17	(520)
AUD	37,000	USD	29,424	Nomura International PLC	10/27/17	(409)
AUD	264,000	USD	209,319	Standard Chartered Bank	10/27/17	(2,294)
AUD	26,000	USD	20,606	State Street Bank and Trust Co.	10/27/17	(217)
AUD	58,000	USD	46,426	State Street Bank and Trust Co.	10/27/17	(943)
CHF	368,000	USD	389,280	Barclays Bank PLC	10/27/17	(8,654)
EUR	27,700	USD	33,218	Citibank N.A.	10/27/17	(438)
EUR	101,000	USD	120,336	Goldman Sachs International	10/27/17	(812)
EUR	121,000	USD	143,321	Goldman Sachs International	10/27/17	(128)
EUR	88,000	USD	104,278	State Street Bank and Trust Co.	10/27/17	(138)
GBP	13,000	USD	17,440	BNP Paribas S.A.	10/27/17	(7)
HKD	466,000	USD	59,727	JPMorgan Chase Bank N.A.	10/27/17	(36)
HKD	1,230,000	USD	157,716	State Street Bank and Trust Co.	10/27/17	(163)
HKD	3,388,000	USD	434,992	State Street Bank and Trust Co.	10/27/17	(1,018)
IDR	530,098,000	USD	39,717	BNP Paribas S.A.	10/27/17	(440)
JPY	4,529,000	USD	40,333	BNP Paribas S.A.	10/27/17	(41)
JPY	29,382,000	USD	265,817	Bank of America N.A.	10/27/17	(4,420)
JPY	1,335,000	USD	12,043	Citibank N.A.	10/27/17	(166)
JPY	377,000	USD	3,428	Nomura International PLC	10/27/17	(74)
JPY	3,900,000	USD	35,846	Nomura International PLC	10/27/17	(1,150)
JPY	17,001,000	USD	151,747	Nomura International PLC	10/27/17	(498)
JPY	3,725,000	USD	33,441	Royal Bank of Canada	10/27/17	(301)
JPY	4,448,000	USD	39,911	State Street Bank and Trust Co.	10/27/17	(340)
NOK	124,400	USD	15,918	JPMorgan Chase Bank N.A.	10/27/17	(290)
NOK	77,000	USD	9,791	State Street Bank and Trust Co.	10/27/17	(118)
NZD	73,000	USD	54,075	Goldman Sachs International	10/27/17	(1,373)
SEK	183,000	USD	22,752	Bank of America N.A.	10/27/17	(254)
SEK	163,000	USD	20,465	Deutsche Bank AG	10/27/17	(426)
SGD	37,000	USD	27,483	JPMorgan Chase Bank N.A.	10/27/17	(198)
USD	51,932	EUR	44,000	JPMorgan Chase Bank N.A.	10/27/17	(138)
USD	184,188	EUR	156,000	State Street Bank and Trust Co.	10/27/17	(424)
USD	203,120	EUR	172,000	State Street Bank and Trust Co.	10/27/17	(427)
USD	21,053	GBP	16,000	Goldman Sachs International	10/27/17	(404)
USD	33,335	GBP	26,000	Goldman Sachs International	10/27/17	(1,532)
USD	213,110	GBP	163,000	Goldman Sachs International	10/27/17	(5,481)
USD	47,603	GBP	37,000	State Street Bank and Trust Co.	10/27/17	(2,016)
USD	54,659	HKD	427,000	Goldman Sachs International	10/27/17	(36)
USD	52,227	JPY	5,871,000	Goldman Sachs International	10/27/17	(4)
CAD	6,189,854	USD	5,086,488	Barclays Bank PLC	12/20/17	(123,195)

LIFEPATH DYNAMIC 2040 MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
				$(159,523)
Net Unrealized Appreciation				$17,872

OTC Total Return Swaps
Reference Entity	Fixed Amount Paid (Received) by the Fund[1]	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TAIEX Future October 2017	TWD (65,640,651)	Deutsche Bank AG	10/18/17	TWD	65,641	$55,041	—	$55,041
KOSPI 200 Index Future December 2017	KRW (2,722,129,463)	Deutsche Bank AG	12/14/17	KRW	2,722,129	(50,035)	—	(50,035)
Total						$5,006	—	$5,006

[1] At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

Balances reported for OTC Derivatives
	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Derivatives	—	—	$55,041	$(50,035)

6	LIFEPATH DYNAMIC 2040 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$74,342,727	—	—	$74,342,727
Fixed Income Fund	3,523,024	—	—	3,523,024
Short-Term Securities	5,198,223	—	—	5,198,223
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	242,042	$1,232,002	—	1,474,044
Health Care Providers & Services	191,129	—	—	191,129
Hotels, Restaurants & Leisure	—	479,077	—	479,077
Household Durables	—	300,857	—	300,857
IT Services	463,248	—	—	463,248
Media	—	319	—	319
Real Estate Investment Trusts (REITs)	23,056,807	6,165,763	—	29,222,570
Real Estate Management & Development	1,952,319	4,991,494	—	6,943,813

Subtotal	$108,969,519	$13,169,512	—	$122,139,031

Investments Valued at NAV[1]				180,324,992

Total Investments				$302,464,023

LIFEPATH DYNAMIC 2040 MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (concluded)	LifePath Dynamic 2040 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$1,458,773	$55,041	—	$1,513,814
Forward foreign currency contract	—	177,395	—	177,395
Interest rate contracts	105,150	—	—	105,150
Liabilities:
Equity contracts	(519,209)	(50,035)	—	(569,244)
Forward foreign currency contract	—	(159,523)	—	(159,523)

Total	$1,044,714	$22,878	—	$1,067,592

[1]    As of September 30, 2017, certain investments of the LifePath Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

8	LIFEPATH DYNAMIC 2040 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Dynamic 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 78.6%
Active Stock Master Portfolio	$13,460,958	$13,460,958
BlackRock Advantage Emerging Markets Fund (b)	208,973	2,160,781
BlackRock Commodity Strategies Fund	178,437	1,356,123
BlackRock Tactical Opportunities Fund	24,811	350,569
International Tilts Master Portfolio	4,706,703	4,706,703
iShares Edge MSCI Multifactor Intl ETF	51,188	1,435,312
iShares Edge MSCI Multifactor USA ETF	47,081	1,409,134
iShares MSCI EAFE Small-Cap ETF	22,015	1,364,930

		26,244,510
Fixed Income Funds — 0.8%
CoreAlpha Bond Master Portfolio	$237,311	237,311
iShares TIPS Bond ETF	322	36,573

		273,884
Short-Term Securities — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (c)(d)	181,376	181,431
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (d)	1,507,724	1,507,724

		1,689,155
Total Affiliated Investment Companies — 84.5%		28,207,549

Common Stock
Equity Real Estate Investment Trusts (REITs) — 0.5%
Great Portland Estates PLC	3,466	28,404
Ichigo Hotel REIT Investment Corp.	47	45,203
National Storage REIT (b)(e)	67,619	79,380
PRS REIT PLC (b)	21,452	29,536

		182,523
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (b)	2,103	22,291
Hotels, Restaurants & Leisure — 0.2%
Mandarin Oriental International, Ltd.	26,700	58,461
Household Durables — 0.1%
JM AB	1,167	36,715
IT Services — 0.1%
GDS Holdings Ltd. — ADR (b)	2,062	23,218

Common Stock	Shares	Value
IT Services (continued)
InterXion Holding NV (b)	638	$32,494

		55,712
Media — 0.0%
I-CABLE Communications Ltd. (b)	1,109	36
Real Estate Investment Trusts (REITs) — 10.7%
Alexandria Real Estate Equities, Inc.	1,044	124,205
American Campus Communities, Inc.	935	41,280
AvalonBay Communities, Inc.	833	148,624
Boston Properties, Inc.	824	101,253
British Land Co. PLC	16,281	131,448
Canadian Apartment Properties REIT	1,841	49,767
Capital & Regional PLC (e)	40,736	30,978
DDR Corp.	2,780	25,465
Duke Realty Corp.	2,233	64,355
EPR Properties	1,115	77,760
Equity Residential	675	44,503
Essex Property Trust, Inc.	308	78,241
Eurocommercial Properties NV CVA	938	40,110
Extra Space Storage, Inc.	1,314	105,015
Federal Realty Investment Trust	527	65,459
First Industrial Realty Trust, Inc.	1,671	50,280
Gecina SA	708	114,871
HCP, Inc.	2,931	81,570
Healthcare Trust of America, Inc., Class A	1,456	43,389
Highwoods Properties, Inc.	755	39,328
Host Hotels & Resorts, Inc.	6,363	117,652
Ichigo Office REIT Investment Corp.	104	70,242
Intu Properties PLC	19,581	60,531
Invitation Homes, Inc.	1,744	39,502
Kenedix Office Investment Corp.	8	44,051
Kenedix Retail REIT Corp. (e)	21	43,668
Kilroy Realty Corp.	958	68,133
Klepierre	1,955	76,786
LaSalle Hotel Properties	1,809	52,497
Liberty Property Trust	1,847	75,838
Link REIT	7,500	60,990
Macerich Co.	1,123	61,731
Medical Properties Trust, Inc.	3,486	45,771
Mid-America Apartment Communities, Inc.	731	78,129
Nippon Building Fund, Inc.	8	39,884
Prologis, Inc.	517	32,809
Public Storage	154	32,954
QTS Realty Trust, Inc., Class A	740	38,746
Regency Centers Corp.	1,144	70,974

LIFEPATH DYNAMIC 2045 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Common Stock	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Retail Properties of America, Inc., Class A	2,890	$37,946
RioCan Real Estate Investment Trust	1,514	29,036
Sabra Health Care REIT, Inc.	2,689	58,997
Scentre Group	22,086	68,178
Simon Property Group, Inc.	1,358	218,651
Spirit Realty Capital, Inc. (e)	6,823	58,473
Starwood Waypoint Homes	1,445	52,555
Sun Communities, Inc.	520	44,553
Vastned Retail NV	443	19,739
VEREIT, Inc.	10,748	89,101
Vornado Realty Trust	716	55,046
Welltower, Inc.	1,708	120,038
Westfield Corp.	25,110	154,604

		3,575,706
Real Estate Management & Development — 2.5%
Aroundtown SA	5,057	36,160
BUWOG AG	2,786	83,505
CK Asset Holdings Ltd.	12,000	99,760

Common Stock	Shares	Value
Real Estate Management & Development (continued)
Entra ASA (f)	2,111	$28,891
First Capital Realty, Inc.	2,735	43,137
Intiland Development Tbk PT	463,100	14,170
Kungsleden AB	7,058	48,629
Mega Manunggal Property Tbk PT (b)	870,200	37,795
Mitsui Fudosan Co. Ltd.	5,400	117,088
Sun Hung Kai Properties Ltd.	3,000	48,871
Takara Leben Co., Ltd.	15,400	75,306
Unizo Holdings Co., Ltd.	5,800	134,546
Wharf Holdings Ltd.	4,000	35,785
Yanlord Land Group Ltd.	17,500	23,907

		827,550
Total Common Stocks — 14.2%		4,758,994
Total Investments (Cost — $ 29,576,015) — 98.7%		32,966,543
Other Assets Less Liabilities — 1.3%		420,331

Net Assets — 100.0%		$33,386,874

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss) [1]	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$12,631,821	$829,137	[2]	—	13,460,958	$13,460,958	$167,935		$779,746	$1,701,822
BlackRock Advantage Emerging Markets Fund	—	229,503		(20,530)	208,973	2,160,781	—		616	119,739
BlackRock Cash Funds: Institutional, SL Agency Shares	—	181,376	[2]	—	181,376	181,431	2,127	[3]	29	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,271,765	—		(2,764,041)[4]	1,507,724	1,507,724	9,754		—	—
BlackRock Commodity Strategies Fund	217,287	41,327		(80,177)	178,437	1,356,123	—		(102,761)	153,046
BlackRock Tactical Opportunities Fund	26,192	2,519		(3,900)	24,811	350,569	—		(312)	18,073
CoreAlpha Bond Master Portfolio	$626,646	—		$(389,335)[4]	237,311	237,311	14,250		8,660	(1,263,005)
International Tilts Master Portfolio	$5,180,644	—		$(473,941)[4]	4,706,703	4,706,703	112,030		491,588	851,127

See Notes to Financial Statements.

2	LIFEPATH DYNAMIC 2045 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
iShares Core S&P 500 ETF	2,508	276	(2,784)	—	—	—	$28,665	$(11,949)
iShares Edge MSCI Multifactor Intl ETF	59,532	6,612	(14,956)	51,188	$1,435,312	$21,512	8,524	247,404
iShares Edge MSCI Multifactor USA ETF	128,858	2,234	(84,011)	47,081	1,409,134	30,835	168,541	123,693
iShares MSCI EAFE Small-Cap ETF	21,690	7,859	(7,534)	22,015	1,364,930	17,201	6,245	258,093
iShares MSCI Emerging Markets	123,488	(123,488)	—	—	—	1,330	48,396	—
iShares TIPS Bond ETF	772	307	(757)	322	36,573	1,217	323	295
Total					$28,207,549	$378,191	$1,438,260	$2,198,338

[1] Includes net capital gain distributions, if applicable.
[2] Represents net shares/investment value purchased.

[3]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral Investment expenses and other payments to and from borrowers of securities.

[4] Represents net shares/investment value sold.

(b)	Non-income producing security.

(c)	All or a portion of the security was purchased with the cash collateral from loaned securities.

(d)	Annualized 7-day yield as of period end.

(e)	Security, or a portion of the security, is on loan.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

LIFEPATH DYNAMIC 2045 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	5	October 2017	$315	$7,909
DAX Index	1	December 2017	$378	7,621
Nikkei 225 Index	11	December 2017	$1,990	95,453
Russell 2000 E-Mini Index	5	December 2017	$373	23,018
S&P/TSX 60 Index	4	December 2017	$589	26,422

				160,423

Short Contracts
S&P 400 MidCap E-Mini Index	(4)	December 2017	$718	(23,029)
S&P 500 E-Mini Index	(9)	December 2017	$1,132	(13,661)

				(36,690)
Total				$123,733

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	22,000	USD	17,607	Barclays Bank PLC	10/27/17	$28
CAD	2,000	USD	1,594	Nomura International PLC	10/27/17	9
EUR	10,000	USD	11,786	Bank of America N.A.	10/27/17	48
EUR	12,000	USD	14,072	Barclays Bank PLC	10/27/17	129
EUR	6,000	USD	7,025	Deutsche Bank AG	10/27/17	75
EUR	75,000	USD	88,086	Deutsche Bank AG	10/27/17	670
HKD	95,000	USD	12,168	Citibank N.A.	10/27/17	1
HKD	34,000	USD	4,353	Royal Bank of Canada	10/27/17	2
HKD	68,000	USD	8,705	Royal Bank of Canada	10/27/17	5
HKD	8,400	USD	1,076	State Street Bank and Trust Co.	10/27/17	0
HKD	68,000	USD	8,708	State Street Bank and Trust Co.	10/27/17	3
ILS	27,000	USD	7,586	Royal Bank of Canada	10/27/17	59
NOK	35,000	USD	4,394	Goldman Sachs International	10/27/17	3
SEK	93,000	USD	11,391	State Street Bank and Trust Co.	10/27/17	43
SGD	154,000	USD	113,242	Barclays Bank PLC	10/27/17	322
USD	58,685	AUD	74,000	Goldman Sachs International	10/27/17	656
USD	1,578	AUD	2,000	State Street Bank and Trust Co.	10/27/17	9
USD	2,433	CAD	3,000	Goldman Sachs International	10/27/17	28
USD	3,588	EUR	3,000	State Street Bank and Trust Co.	10/27/17	38
USD	4,781	EUR	4,000	State Street Bank and Trust Co.	10/27/17	47
USD	9,568	EUR	8,000	State Street Bank and Trust Co.	10/27/17	101
USD	2,717	GBP	2,000	Nomura International PLC	10/27/17	35
USD	56,250	IDR	756,566,000	BNP Paribas S.A.	10/27/17	194
USD	5,443	JPY	597,000	Goldman Sachs International	10/27/17	132
USD	14,215	JPY	1,559,000	Nomura International PLC	10/27/17	345
USD	3,061	JPY	333,000	State Street Bank and Trust Co.	10/27/17	98
USD	7,313	JPY	799,000	State Street Bank and Trust Co.	10/27/17	205
USD	109,338	JPY	12,176,000	State Street Bank and Trust Co.	10/27/17	1,015

4	LIFEPATH DYNAMIC 2045 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,567	NOK	76,000	Barclays Bank PLC	10/27/17	$20
USD	897	NOK	7,000	Goldman Sachs International	10/27/17	17
USD	20,608	NOK	163,000	Goldman Sachs International	10/27/17	131
USD	18,505	SEK	147,000	Barclays Bank PLC	10/27/17	433
USD	7,190	SEK	57,000	State Street Bank and Trust Co.	10/27/17	182
USD	23,704	SGD	32,000	Standard Chartered Bank	10/27/17	106
USD	513,570	AUD	642,469	Barclays Bank PLC	12/20/17	10,075
USD	128,517	EUR	106,913	Barclays Bank PLC	12/20/17	1,607
USD	132,440	JPY	14,646,773	JPMorgan Chase Bank N.A.	12/20/17	1,780

						18,651

AUD	8,000	USD	6,325	Deutsche Bank AG	10/27/17	(51)
AUD	5,000	USD	3,976	Nomura International PLC	10/27/17	(55)
AUD	7,000	USD	5,604	Royal Bank of Canada	10/27/17	(114)
AUD	20,000	USD	15,857	Standard Chartered Bank	10/27/17	(174)
AUD	3,000	USD	2,378	State Street Bank and Trust Co.	10/27/17	(25)
AUD	6,000	USD	4,803	State Street Bank and Trust Co.	10/27/17	(98)
CHF	46,000	USD	48,660	Barclays Bank PLC	10/27/17	(1,082)
EUR	4,700	USD	5,636	Citibank N.A.	10/27/17	(74)
EUR	13,000	USD	15,489	Goldman Sachs International	10/27/17	(104)
EUR	14,000	USD	16,583	Standard Chartered Bank	10/27/17	(15)
EUR	5,000	USD	5,925	State Street Bank and Trust Co.	10/27/17	(8)
EUR	7,000	USD	8,327	State Street Bank and Trust Co.	10/27/17	(43)
GBP	8,000	USD	10,787	State Street Bank and Trust Co.	10/27/17	(59)
HKD	12,000	USD	1,538	Barclays Bank PLC	10/27/17	(1)
HKD	52,000	USD	6,671	Royal Bank of Canada	10/27/17	(11)
HKD	54,000	USD	6,921	Standard Chartered Bank	10/27/17	(4)
HKD	190,000	USD	24,363	State Street Bank and Trust Co.	10/27/17	(25)
HKD	415,000	USD	53,283	State Street Bank and Trust Co.	10/27/17	(125)
IDR	53,036,000	USD	3,974	BNP Paribas S.A.	10/27/17	(44)
JPY	1,396,000	USD	12,432	BNP Paribas S.A.	10/27/17	(13)
JPY	3,368,000	USD	30,470	Bank of America N.A.	10/27/17	(507)
JPY	149,000	USD	1,344	Citibank N.A.	10/27/17	(19)
JPY	784,000	USD	6,998	Nomura International PLC	10/27/17	(23)
JPY	367,000	USD	3,295	Royal Bank of Canada	10/27/17	(30)
JPY	584,000	USD	5,240	State Street Bank and Trust Co.	10/27/17	(45)
NOK	21,300	USD	2,725	Goldman Sachs International	10/27/17	(49)
NZD	6,000	USD	4,445	Goldman Sachs International	10/27/17	(113)
SEK	4,000	USD	502	Goldman Sachs International	10/27/17	(11)
SEK	15,000	USD	1,865	Goldman Sachs International	10/27/17	(21)
SGD	7,000	USD	5,199	Goldman Sachs International	10/27/17	(38)
USD	21,252	EUR	18,000	State Street Bank and Trust Co.	10/27/17	(49)
USD	23,616	EUR	20,000	State Street Bank and Trust Co.	10/27/17	(53)
USD	2,632	GBP	2,000	Goldman Sachs International	10/27/17	(51)
USD	6,411	GBP	5,000	Goldman Sachs International	10/27/17	(295)

LIFEPATH DYNAMIC 2045 MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,841	GBP	19,000	Goldman Sachs International	10/27/17	$(639)
USD	6,433	GBP	5,000	State Street Bank and Trust Co.	10/27/17	(272)
USD	6,129	JPY	689,000	Deutsche Bank AG	10/27/17	(1)
CAD	711,941	USD	585,035	Barclays Bank PLC	12/20/17	(14,165)

						(18,506)
Net Unrealized Appreciation						$145

OTC Total Return Swaps
Reference Entity	Fixed Amount Paid (Received) by the Fund[1]		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TAIEX Future October 2017	TWD	(8,469,761)	Deutsche Bank AG	10/18/17	TWD	8,470	$7,102	—	$7,102
KOSPI 200 Index Future December 2017	KRW	(311,100,510)	Deutsche Bank AG	12/14/17	KRW	311,101	(5,718)	—	(5,718)
Total							$1,384	—	$1,384

[1] At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

Balances for OTC Derivatives
	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Derivatives	—	—	$7,102	$(5,718)

6	LIFEPATH DYNAMIC 2045 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$8,076,849	—	—	$8,076,849
Fixed Income Fund	36,573	—	—	36,573
Short-Term Securities	1,689,155	—	—	1,689,155
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	29,536	$152,987	—	182,523
Health Care Providers & Services	22,292	—	—	22,292
Hotels, Restaurants & Leisure	—	58,461	—	58,461
Household Durables	—	36,715	—	36,715
IT Services	55,712	—	—	55,712
Media	—	36	—	36
Real Estate Investment Trusts (REITs)	2,820,579	755,127	—	3,575,706
Real Estate Management & Development	229,488	598,062	—	827,550

Subtotal	$12,960,184	$1,601,388	—	$14,561,572

Investments Valued at NAV[1]				18,404,971

Total Investments				$32,966,543

LIFEPATH DYNAMIC 2045 MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (concluded)	LifePath Dynamic 2045 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$160,423	$7,102	—	$167,525
Forward foreign currency contracts	—	18,651	—	18,651
Liabilities:
Equity contracts	(36,690)	(5,718)	—	(42,408)
Forward foreign currency contracts	—	(18,506)	—	(18,506)

Total	$123,733	$1,529	—	$125,262

[1]    As of September 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

8	LIFEPATH DYNAMIC 2045 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Dynamic 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 81.0%
Active Stock Master Portfolio	$45,333,628	$45,333,628
BlackRock Advantage Emerging Markets Fund (b)	781,624	8,081,995
BlackRock Commodity Strategies Fund	661,409	5,026,711
International Tilts Master Portfolio	$16,263,416	16,263,416
iShares Edge MSCI Multifactor Intl ETF	168,737	4,731,386
iShares Edge MSCI Multifactor USA ETF (c)	273,377	8,182,173
iShares MSCI EAFE Small-Cap ETF (b)(c)	65,037	4,032,294

		91,651,603
Fixed Income Funds — 1.0%
CoreAlpha Bond Master Portfolio	$1,084,972	1,084,972
Short-Term Securities — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (d)(e)	3,439,987	3,441,019
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (e)	$2,450,192	2,450,192

		5,891,211
Total Affiliated Investment Companies — 87.2%		98,627,786

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.5%
Great Portland Estates PLC	11,968	98,077
Ichigo Hotel REIT Investment Corp. (c)	161	154,844
National Storage REIT (b)(c)	238,668	280,182
PRS REIT PLC (b)	75,718	104,252

		637,355
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (b)	7,566	80,200
Hotels, Restaurants & Leisure — 0.2%
Mandarin Oriental International, Ltd.	94,200	206,257
Household Durables — 0.1%
JM AB	4,119	129,586
IT Services — 0.2%
GDS Holdings Ltd. — ADR (b)(c)	7,335	82,592
InterXion Holding NV (b)	2,269	115,560

		198,152

Common Stocks	Shares	Value
Media — 0.0%
I-CABLE Communications Ltd. (b)	4,159	$137
Real Estate Investment Trusts (REITs) — 11.1%
Alexandria Real Estate Equities, Inc.	3,649	434,121
American Campus Communities, Inc.	3,328	146,931
AvalonBay Communities, Inc.	2,940	524,555
Boston Properties, Inc.	2,909	357,458
British Land Co. PLC	57,595	465,004
Canadian Apartment Properties REIT (c)	6,295	170,171
Capital & Regional PLC	141,052	107,263
DDR Corp.	9,168	83,979
Duke Realty Corp.	7,712	222,260
EPR Properties (c)	3,873	270,103
Equity Residential	2,404	158,496
Essex Property Trust, Inc.	1,086	275,877
Eurocommercial Properties NV CVA	3,311	141,582
Extra Space Storage, Inc.	4,678	373,866
Federal Realty Investment Trust	1,860	231,031
First Industrial Realty Trust, Inc.	5,947	178,945
Gecina SA	2,500	405,618
HCP, Inc.	10,346	287,929
Healthcare Trust of America, Inc., Class A	5,183	154,453
Highwoods Properties, Inc.	2,691	140,174
Host Hotels & Resorts, Inc.	22,459	415,267
Ichigo Office REIT Investment Corp. (c)	369	249,225
Intu Properties PLC	69,112	213,647
Invitation Homes, Inc.	6,157	139,456
Kenedix Office Investment Corp.	27	148,671
Kenedix Retail REIT Corp. (c)	73	151,797
Kilroy Realty Corp.	3,294	234,269
Klepierre	6,901	271,047
LaSalle Hotel Properties	6,384	185,264
Liberty Property Trust	6,588	270,503
Link REIT	26,500	215,497
Macerich Co.	3,962	217,791
Medical Properties Trust, Inc.	12,406	162,891
Mid-America Apartment Communities, Inc.	2,601	277,995
Nippon Building Fund, Inc.	27	134,610
Prologis, Inc.	1,845	117,084
Public Storage	542	115,983
QTS Realty Trust, Inc., Class A	2,587	135,455
Regency Centers Corp.	4,039	250,579
Retail Properties of America, Inc., Class A	10,285	135,042

LIFEPATH DYNAMIC 2050 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
RioCan Real Estate Investment Trust (c)	5,260	$100,879
Sabra Health Care REIT, Inc.	9,491	208,232
Scentre Group	77,954	240,638
Simon Property Group, Inc.	4,793	771,721
Spirit Realty Capital, Inc.	23,502	201,412
Starwood Waypoint Homes	5,143	187,051
Sun Communities, Inc.	1,774	151,996
Vastned Retail NV	1,565	69,733
VEREIT, Inc.	37,937	314,498
Vornado Realty Trust	2,448	188,202
Welltower, Inc.	6,028	423,648
Westfield Corp.	88,628	545,689

		12,575,588
Real Estate Management & Development — 2.6%
Aroundtown SA	17,544	125,448
BUWOG AG	9,833	294,724
CK Asset Holdings Ltd.	42,000	349,160

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Entra ASA (f)	7,294	$99,824
First Capital Realty, Inc.	9,753	153,828
Intiland Development Tbk PT	2,020,000	61,808
Kungsleden AB (c)	24,911	171,635
Mega Manunggal Property Tbk PT (b)	3,207,700	139,320
Mitsui Fudosan Co. Ltd.	19,000	411,977
Sun Hung Kai Properties Ltd.	12,000	195,483
Takara Leben Co., Ltd.	55,000	268,949
Unizo Holdings Co., Ltd.	20,600	477,872
Wharf Holdings Ltd.	15,000	134,193
Yanlord Land Group Ltd.	62,000	84,699

		2,968,920
Total Common Stocks — 14.8%		16,796,195
Total Investments (Cost — $90,860,206) — 102.0%		115,423,981
Liabilities in Excess of Other Assets — (2.0)%		(2,277,883)

Net Assets — 100.0%		$113,146,098

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, and/or related parties of the Fund were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$43,589,002	$1,744,626	[2]	—		$45,333,628	$45,333,628	$580,257		$2,713,468	$5,702,278
BlackRock Advantage Emerging Markets Fund	—	798,272		(16,648)		781,624	8,081,995	—		1,165	400,564
BlackRock Cash Funds: Institutional, SL Agency Shares	588,649	2,851,338	[2]	—		3,439,987	3,441,019	9,555	[3]	205	—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,871,097	—		(8,420,905)[4]		2,450,192	2,450,192	34,857		—	—
BlackRock Commodity Strategies Fund	713,452	108,162		(160,205)		661,409	5,026,711	—		(27,212)	176,821
CoreAlpha Bond Master Portfolio	$1,148,840	—		$(63,868)[4]		$1,084,972	1,084,972	19,234		11,289	(4,763,941)
International Tilts Master Portfolio	$16,886,692	—		$(623,276	4)	$16,263,416	16,263,416	404,941		1,750,343	3,148,919
iShares Core S&P 500 ETF	6,451	—		(6,451)		—	—	—		45,134	(30,734)
iShares Edge MSCI Multifactor Intl ETF	211,613	—		(42,876)		168,737	4,731,386	72,433		91,271	824,355

2	LIFEPATH DYNAMIC 2050 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Multifactor USA ETF	436,759	7,435	(170,817)	273,377	$8,182,173	$108,280	$165,899	$858,909
iShares MSCI EAFE Small-Cap ETF	68,718	3,557	(7,238)	65,037	4,032,294	51,923	23,796	792,362
iShares MSCI Emerging Markets ETF	—	—	—	—	—	4,719	183,387	—
Total					$98,627,786	$1,286,199	$4,958,745	$7,109,533

[1] Includes net capital gain distributions, if applicable.
[2] Represents net shares/investment value purchased.

[3]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral Investment expenses, and other payments to and from borrowers of securities.

[4] Represents net shares/investment value sold.

(b)	Non-income producing security.

(c)	Security, or a portion of the security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Annualized 7-day yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

For compliance purposes, the LifePath Dynamic Master Portfolio‘s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

LIFEPATH DYNAMIC 2050 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	19	October 2017	$1,196	$30,024
DAX Index	3	December 2017	$1,134	22,980
Nikkei 225 Index	37	December 2017	$6,695	322,343
Russell 2000 E-Mini Index	16	December 2017	$1,194	71,397
S&P/TSX 60 Index	15	December 2017	$2,209	99,084

				545,828

Short Contracts
S&P 400 MidCap E-Mini Index	(14)	December 2017	$2,514	(80,600)
S&P 500 E-Mini Index	(34)	December 2017	$4,277	(51,609)

				(132,209)
Total				$413,619

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	87,000	USD	69,628	Barclays Bank PLC	10/27/17	$110
CAD	11,000	USD	8,766	Nomura International PLC	10/27/17	51
EUR	37,000	USD	43,608	Bank of America N.A.	10/27/17	178
EUR	43,000	USD	50,424	Barclays Bank PLC	10/27/17	463
EUR	38,000	USD	44,492	Deutsche Bank AG	10/27/17	478
EUR	265,000	USD	311,278	Deutsche Bank AG	10/27/17	2,327
HKD	34,000	USD	4,354	Barclays Bank PLC	10/27/17	1
HKD	378,000	USD	48,416	Citibank N.A.	10/27/17	3
HKD	67,000	USD	8,580	Royal Bank of Canada	10/27/17	2
HKD	68,000	USD	8,706	Royal Bank of Canada	10/27/17	4
HKD	271,000	USD	34,691	Royal Bank of Canada	10/27/17	22
HKD	29,700	USD	3,803	State Street Bank and Trust Co.	10/27/17	1
HKD	67,000	USD	8,574	State Street Bank and Trust Co.	10/27/17	8
HKD	205,000	USD	26,251	State Street Bank and Trust Co.	10/27/17	8
ILS	93,000	USD	26,129	Royal Bank of Canada	10/27/17	202
NOK	88,000	USD	11,048	Bank of America N.A.	10/27/17	7
SEK	246,000	USD	30,131	State Street Bank and Trust Co.	10/27/17	112
SGD	553,000	USD	406,640	Barclays Bank PLC	10/27/17	1,157
USD	209,364	AUD	264,000	Goldman Sachs International	10/27/17	2,339
USD	7,888	AUD	10,000	State Street Bank and Trust Co.	10/27/17	46
USD	18,940	CAD	23,000	Royal Bank of Canada	10/27/17	503
USD	8,367	EUR	7,000	State Street Bank and Trust Co.	10/27/17	83
USD	20,332	EUR	17,000	State Street Bank and Trust Co.	10/27/17	214
USD	2,722	GBP	2,000	State Street Bank and Trust Co.	10/27/17	39
USD	207,685	IDR	2,793,362,000	BNP Paribas S.A.	10/27/17	717
USD	18,426	JPY	2,021,000	Goldman Sachs International	10/27/17	446
USD	47,377	JPY	5,196,000	Nomura International PLC	10/27/17	1,150
USD	38,425	JPY	4,198,000	State Street Bank and Trust Co.	10/27/17	1,078

See Notes to Financial Statements.

4	LIFEPATH DYNAMIC 2050 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	393,478	JPY	43,818,000	State Street Bank and Trust Co.	10/27/17	$3,652
USD	34,115	NOK	271,000	Barclays Bank PLC	10/27/17	71
USD	73,329	NOK	580,000	Goldman Sachs International	10/27/17	467
USD	65,975	SEK	524,000	Barclays Bank PLC	10/27/17	1,554
USD	25,732	SEK	204,000	State Street Bank and Trust Co.	10/27/17	652
USD	86,668	SGD	117,000	Standard Chartered Bank	10/27/17	389
USD	1,736,472	AUD	2,172,303	Barclays Bank PLC	12/20/17	34,058
USD	447,625	EUR	372,378	Barclays Bank PLC	12/20/17	5,596
USD	420,006	JPY	46,449,062	JPMorgan Chase Bank N.A.	12/20/17	5,646

						63,834

AUD	24,000	USD	19,087	BNP Paribas S.A.	10/27/17	(266)
AUD	27,000	USD	21,345	Deutsche Bank AG	10/27/17	(172)
AUD	16,000	USD	12,724	Nomura International PLC	10/27/17	(177)
AUD	87,000	USD	68,980	Standard Chartered Bank	10/27/17	(756)
AUD	10,000	USD	7,923	State Street Bank and Trust Co.	10/27/17	(81)
AUD	24,000	USD	19,211	State Street Bank and Trust Co.	10/27/17	(390)
CHF	165,000	USD	174,541	Barclays Bank PLC	10/27/17	(3,880)
EUR	13,300	USD	15,950	Citibank N.A.	10/27/17	(210)
EUR	43,000	USD	51,220	Goldman Sachs International	10/27/17	(333)
EUR	50,000	USD	59,223	Goldman Sachs International	10/27/17	(53)
GBP	4,000	USD	5,366	BNP Paribas S.A.	10/27/17	(2)
GBP	23,000	USD	31,013	State Street Bank and Trust Co.	10/27/17	(169)
HKD	201,000	USD	25,762	Standard Chartered Bank	10/27/17	(16)
HKD	669,000	USD	85,782	State Street Bank and Trust Co.	10/27/17	(89)
HKD	1,462,000	USD	187,709	State Street Bank and Trust Co.	10/27/17	(440)
JPY	3,332,000	USD	29,673	BNP Paribas S.A.	10/27/17	(30)
JPY	12,352,000	USD	111,748	Bank of America N.A.	10/27/17	(1,858)
JPY	594,000	USD	5,358	Citibank N.A.	10/27/17	(74)
JPY	151,000	USD	1,373	Nomura International PLC	10/27/17	(30)
JPY	418,000	USD	3,842	Nomura International PLC	10/27/17	(123)
JPY	5,247,000	USD	46,834	Nomura International PLC	10/27/17	(154)
JPY	1,401,000	USD	12,577	Royal Bank of Canada	10/27/17	(113)
JPY	537,000	USD	4,917	State Street Bank and Trust Co.	10/27/17	(139)
JPY	1,677,000	USD	15,047	State Street Bank and Trust Co.	10/27/17	(128)
NOK	53,300	USD	6,818	Goldman Sachs International	10/27/17	(122)
NOK	22,000	USD	2,797	State Street Bank and Trust Co.	10/27/17	(34)
NZD	21,000	USD	15,557	Goldman Sachs International	10/27/17	(396)
SEK	38,000	USD	4,773	Goldman Sachs International	10/27/17	(101)
SEK	55,000	USD	6,839	Goldman Sachs International	10/27/17	(77)
SGD	24,000	USD	17,827	Goldman Sachs International	10/27/17	(129)
USD	77,926	EUR	66,000	State Street Bank and Trust Co.	10/27/17	(179)
USD	86,197	EUR	73,000	State Street Bank and Trust Co.	10/27/17	(192)
USD	9,211	GBP	7,000	Goldman Sachs International	10/27/17	(177)
USD	16,668	GBP	13,000	Goldman Sachs International	10/27/17	(766)
USD	30,781	GBP	24,000	State Street Bank and Trust Co.	10/27/17	(1,404)
USD	84,989	GBP	65,000	State Street Bank and Trust Co.	10/27/17	(2,179)
USD	33,033	HKD	258,000	Goldman Sachs International	10/27/17	(15)
USD	22,177	JPY	2,493,000	Deutsche Bank AG	10/27/17	(2)
CAD	2,477,113	USD	2,035,558	Barclays Bank PLC	12/20/17	(49,301)

						(64,757)
Net Unrealized Depreciation						$(923)

LIFEPATH DYNAMIC 2050 MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

OTC Total Return Swaps
Reference Entity	Fixed Amount Paid (Received) by the Fund[1]		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TAIEX Future October 2017	TWD	(29,644,165)	Deutsche Bank AG	10/18/17	TWD	29,644	$24,857	—	$24,857
KOSPI 200 Index Future December 2017	KRW	(1,088,851,785)	Deutsche Bank AG	12/14/17	KRW	1,088,851	(20,014)	—	(20,014)
Total							$4,843	—	$4,843

[1] At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

Balances reported for OTC Derivatives
	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Derivatives	—	—	$24,857	$(20,014)

6	LIFEPATH DYNAMIC 2050 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$30,054,559	—	—	$30,054,559
Short-Term Securities	5,891,211	—	—	5,891,211
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	104,252	$533,103	—	637,355
Health Care Providers & Services	80,200	—	—	80,200
Hotels, Restaurants & Leisure	—	206,257	—	206,257
Household Durables	—	129,586	—	129,586
IT Services	198,152	—	—	198,152
Media	—	137	—	137
Real Estate Investment Trusts (REITs)	9,917,980	2,657,608	—	12,575,588
Real Estate Management & Development	813,144	2,155,776	—	2,968,920

Subtotal	$47,059,498	$5,682,467	—	$52,741,965

Investments Valued at NAV[1]				62,682,016

Total Investments				$115,423,981

LIFEPATH DYNAMIC 2050 MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (concluded)	LifePath Dynamic 2050 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$545,828	$24,857	—	$570,685
Forward foreign currency contract	—	63,834	—	63,834
Liabilities:
Equity contracts	(132,209)	(20,014)	—	(152,223)
Forward foreign currency contract	—	(64,757)	—	(64,757)

Total	$413,619	$3,920	—	$417,539

[1]    As of September 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

8	LIFEPATH DYNAMIC 2050 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Dynamic 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 79.1%
Active Stock Master Portfolio	$6,803,411	$6,803,411
BlackRock Advantage Emerging Markets Fund (b)	119,598	1,236,639
BlackRock Commodity Strategies Fund	98,683	749,990
International Tilts Master Portfolio	$2,245,985	2,245,985
iShares Edge MSCI Multifactor Intl ETF	31,149	873,418
iShares Edge MSCI Multifactor USA ETF	36,550	1,093,942
iShares MSCI EAFE Small-Cap ETF	11,374	705,188
iShares Russell 2000 ETF	196	29,043

		13,737,616
Fixed Income Fund — 0.9%
CoreAlpha Bond Master Portfolio	$151,506	151,506
Short-Term Securities — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (c)(d)	761,398	761,627
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (d)	601,917	601,917

		1,363,544
Total Affiliated Investment Companies – 87.8%		15,252,666

Common Stock
Equity Real Estate Investment Trusts (REITs) — 0.5%
Great Portland Estates PLC	1,841	15,087
Ichigo Hotel REIT Investment Corp.	25	24,044
National Storage REIT (b)(e)	36,084	42,361
PRS REIT PLC (b)	11,448	15,762

		97,254
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (b)	1,129	11,967
Hotels, Restaurants & Leisure — 0.2%
Mandarin Oriental International, Ltd.	14,200	31,092
Household Durables — 0.1%
JM AB	623	19,600
IT Services — 0.2%
GDS Holdings Ltd. — ADR (b)(e)	1,097	12,352
InterXion Holding NV (b)	339	17,266

		29,618
Media — 0.0%
I-CABLE Communications Ltd. (b)	554	18

Common Stock	Shares	Value
Real Estate Investment Trusts (REITs) — 10.9%
Alexandria Real Estate Equities, Inc.	557	$66,266
American Campus Communities, Inc.	497	21,943
AvalonBay Communities, Inc.	445	79,397
Boston Properties, Inc.	440	54,067
British Land Co. PLC	8,688	70,144
Canadian Apartment Properties REIT (e)	951	25,708
Capital & Regional PLC (e)	21,643	16,458
DDR Corp.	1,484	13,593
Duke Realty Corp.	1,192	34,354
EPR Properties	595	41,495
Equity Residential	359	23,669
Essex Property Trust, Inc.	164	41,661
Eurocommercial Properties NV CVA	501	21,423
Extra Space Storage, Inc.	698	55,784
Federal Realty Investment Trust	281	34,903
First Industrial Realty Trust, Inc.	889	26,750
Gecina SA	378	61,329
HCP, Inc.	1,564	43,526
Healthcare Trust of America, Inc., Class A	803	23,929
Highwoods Properties, Inc.	398	20,732
Host Hotels & Resorts, Inc.	3,396	62,792
Ichigo Office REIT Investment Corp. (e)	55	37,147
Intu Properties PLC	10,449	32,301
Invitation Homes, Inc.	931	21,087
Kenedix Office Investment Corp.	4	22,025
Kenedix Retail REIT Corp.	11	22,874
Kilroy Realty Corp.	511	36,342
Klepierre	1,043	40,966
LaSalle Hotel Properties	965	28,004
Liberty Property Trust	992	40,732
Link REIT	4,000	32,528
Macerich Co.	599	32,927
Medical Properties Trust, Inc.	1,851	24,304
Mid-America Apartment Communities, Inc.	388	41,470
Nippon Building Fund, Inc.	4	19,942
Prologis, Inc.	266	16,880
Public Storage	82	17,547
QTS Realty Trust, Inc., Class A	386	20,211
Regency Centers Corp.	611	37,907
Retail Properties of America, Inc., Class A	1,607	21,100
RioCan Real Estate Investment Trust	804	15,420
Sabra Health Care REIT, Inc.	1,435	31,484
Scentre Group	11,786	36,383
Simon Property Group, Inc.	725	116,732

LIFEPATH DYNAMIC 2055 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Common Stock	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Spirit Realty Capital, Inc.	3,641	$31,203
Starwood Waypoint Homes	768	27,932
Sun Communities, Inc.	278	23,819
Vastned Retail NV	237	10,560
VEREIT, Inc.	5,736	47,552
Vornado Realty Trust	382	29,368
Welltower, Inc.	911	64,025
Westfield Corp.	13,400	82,505

		1,903,200
Real Estate Management & Development — 2.6%
Aroundtown SA	2,685	19,199
BUWOG AG	1,487	44,570
CK Asset Holdings Ltd.	6,500	54,037
Entra ASA (f)	1,127	15,424
First Capital Realty, Inc.	1,428	22,523
Intiland Development Tbk PT	167,600	5,128
Kungsleden AB (e)	3,736	25,741

Common Stock	Shares	Value
Real Estate Management & Development (continued)
Mega Manunggal Property Tbk PT (b)	464,700	$20,183
Mitsui Fudosan Co. Ltd.	2,900	62,881
Sun Hung Kai Properties Ltd.	2,000	32,580
Takara Leben Co., Ltd.	8,300	40,587
Unizo Holdings Co., Ltd.	3,100	71,913
Wharf Holdings Ltd.	2,000	17,892
Yanlord Land Group Ltd.	9,400	12,841

		445,499
Total Common Stock — 14.6%		2,538,248
Total Investments (Cost — $15,989,366) — 102.4%		17,790,914
Liabilities in Excess of Other Assets — (2.4)%		(411,584)

Net Assets — 100.0%		$17,379,330

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$6,834,913	—		$(31,502)[2]	6,803,411	$6,803,411	$84,851		$393,983	$802,478
BlackRock Advantage Emerging Markets Fund	—	119,598	[3]	—	119,598	1,236,639	—		—	64,095
BlackRock Cash Funds: Institutional, SL Agency Shares	—	761,398	[3]	—	761,398	761,627	1,605	[4]	38	—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,459,631	—		(1,857,714)[2]	601,917	601,917	6,788		—	—
BlackRock Commodity Strategies Fund	117,167	18,853		(37,337)	98,683	749,990	—		(39,107)	65,011
CoreAlpha Bond Master Portfolio	$183,812	—		$(32,306)[2]	151,506	151,506	2,742		1,583	(570,354)
International Tilts Master Portfolio	$2,771,226	—		$(525,241)[2]	2,245,985	2,245,985	53,022		237,633	388,111
iShares Core S&P 500 ETF*	1,685	—		(1,685)[2]	—	—	—		17,686	(8,028)
iShares Edge MSCI Multifactor Intl ETF	33,798	7,915		(10,564)	31,149	873,418	13,090		4,667	149,106

2	LIFEPATH DYNAMIC 2055 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Multifactor USA ETF	69,896	5,746	(39,092)	36,550	$1,093,942	$14,144	$39,581	$103,174
iShares MSCI EAFE Small-Cap ETF	11,642	8,502	(8,770)	11,374	705,188	8,887	3,791	129,089
iShares MSCI Emerging Markets*	—	6,786	(6,786)	—	—	747	32,418	—
iShares Russell 2000 ETF	—	196	—	196	29,043	68	—	840
Total					$15,252,666	$185,944	$692,273	$1,123,522

* No longer held by the LifePath Master Portfolio as of period end.
[1] Includes net capital gain distributions, if applicable.
[2] Represents net shares/investment value sold.
[3] Represents net shares/investment value purchased.

[4]     Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral Investment expenses and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	All or a portion of the security was purchased with the cash collateral from loaned securities.

(d)	Annualized 7-day yield as of period end.

(e)	Security, or a portion of the security, is on loan.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	U.S. Dollar

LIFEPATH DYNAMIC 2055 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	3	October 2017	$189	$4,745
DAX Index	1	December 2017	$378	7,621
Nikkei 225 Index	5	December 2017	$905	43,660
Russell 2000 E-Mini Index	2	December 2017	$149	9,207
S&P/TSX 60 Index	2	December 2017	$295	13,211

				78,444

Short Contracts
S&P 400 MidCap E-Mini Index	(2)	December 2017	$359	(11,514)
S&P 500 E-Mini Index	(4)	December 2017	$503	(6,072)

				(17,586)
Total				$60,858

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	11,000	USD	8,803	Barclays Bank PLC	10/27/17	$14
CHF	2,000	USD	2,062	Deutsche Bank AG	10/27/17	7
EUR	7,000	USD	8,262	BNP Paribas S.A.	10/27/17	22
EUR	5,000	USD	5,893	Bank of America N.A.	10/27/17	24
EUR	5,000	USD	5,855	Barclays Bank PLC	10/27/17	63
EUR	6,000	USD	7,036	Barclays Bank PLC	10/27/17	65
EUR	40,000	USD	46,980	Deutsche Bank AG	10/27/17	357
GBP	4,000	USD	5,140	Goldman Sachs International	10/27/17	224
HKD	63,000	USD	8,069	Citibank N.A.	10/27/17	0
HKD	34,000	USD	4,352	Royal Bank of Canada	10/27/17	3
HKD	5,200	USD	666	State Street Bank and Trust Co.	10/27/17	0
HKD	34,000	USD	4,354	State Street Bank and Trust Co.	10/27/17	1
HKD	45,000	USD	5,760	State Street Bank and Trust Co.	10/27/17	4
ILS	15,000	USD	4,214	Royal Bank of Canada	10/27/17	33
NOK	12,000	USD	1,507	Bank of America N.A.	10/27/17	1
SEK	44,000	USD	5,391	Goldman Sachs International	10/27/17	19
SGD	81,000	USD	59,562	Barclays Bank PLC	10/27/17	170
SGD	4,000	USD	2,938	Goldman Sachs International	10/27/17	12
USD	30,931	AUD	39,000	Barclays Bank PLC	10/27/17	347
USD	7,100	AUD	9,000	State Street Bank and Trust Co.	10/27/17	42
USD	5,925	EUR	5,000	Nomura International PLC	10/27/17	8
USD	2,390	EUR	2,000	State Street Bank and Trust Co.	10/27/17	24
USD	2,392	EUR	2,000	State Street Bank and Trust Co.	10/27/17	25
USD	5,980	EUR	5,000	State Street Bank and Trust Co.	10/27/17	63
USD	2,717	GBP	2,000	Nomura International PLC	10/27/17	35
USD	2,041	GBP	1,500	State Street Bank and Trust Co.	10/27/17	29
USD	29,600	IDR	398,115,000	BNP Paribas S.A.	10/27/17	102
USD	2,817	JPY	309,000	Goldman Sachs International	10/27/17	68

4	LIFEPATH DYNAMIC 2055 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,230	JPY	462,000	Nomura International PLC	10/27/17	$120
USD	7,449	JPY	817,000	Nomura International PLC	10/27/17	181
USD	2,886	JPY	315,000	State Street Bank and Trust Co.	10/27/17	84
USD	7,997	JPY	870,000	State Street Bank and Trust Co.	10/27/17	257
USD	54,077	JPY	6,022,000	State Street Bank and Trust Co.	10/27/17	502
USD	4,910	NOK	39,000	Barclays Bank PLC	10/27/17	10
USD	641	NOK	5,000	Goldman Sachs International	10/27/17	12
USD	10,621	NOK	84,000	Goldman Sachs International	10/27/17	68
USD	9,822	SEK	78,000	Barclays Bank PLC	10/27/17	233
USD	642	SEK	5,100	Citibank N.A.	10/27/17	15
USD	3,784	SEK	30,000	State Street Bank and Trust Co.	10/27/17	96
USD	13,334	SGD	18,000	Standard Chartered Bank	10/27/17	60
USD	250,611	AUD	313,511	Barclays Bank PLC	12/20/17	4,911
USD	80,837	EUR	67,248	Barclays Bank PLC	12/20/17	1,011
USD	65,074	JPY	7,196,674	JPMorgan Chase Bank N.A.	12/20/17	875

						10,197

AUD	10,000	USD	7,906	Deutsche Bank AG	10/27/17	(64)
AUD	11,000	USD	8,722	Goldman Sachs International	10/27/17	(96)
AUD	2,000	USD	1,591	Nomura International PLC	10/27/17	(22)
AUD	5,000	USD	4,003	Royal Bank of Canada	10/27/17	(82)
AUD	2,000	USD	1,585	State Street Bank and Trust Co.	10/27/17	(16)
AUD	3,000	USD	2,401	State Street Bank and Trust Co.	10/27/17	(49)
CAD	4,000	USD	3,239	Royal Bank of Canada	10/27/17	(33)
CHF	22,000	USD	23,270	State Street Bank and Trust Co.	10/27/17	(516)
EUR	3,200	USD	3,837	Citibank N.A.	10/27/17	(51)
EUR	6,000	USD	7,149	Goldman Sachs International	10/27/17	(48)
EUR	7,000	USD	8,291	Goldman Sachs International	10/27/17	(7)
EUR	5,000	USD	5,948	State Street Bank and Trust Co.	10/27/17	(31)
GBP	4,000	USD	5,394	State Street Bank and Trust Co.	10/27/17	(29)
HKD	23,000	USD	2,947	Barclays Bank PLC	10/27/17	(1)
HKD	35,000	USD	4,490	Royal Bank of Canada	10/27/17	(7)
HKD	27,000	USD	3,461	Standard Chartered Bank	10/27/17	(2)
HKD	62,000	USD	7,950	State Street Bank and Trust Co.	10/27/17	(8)
HKD	153,000	USD	19,644	State Street Bank and Trust Co.	10/27/17	(46)
JPY	872,000	USD	7,766	BNP Paribas S.A.	10/27/17	(8)
JPY	1,685,000	USD	15,244	Bank of America N.A.	10/27/17	(253)
JPY	148,000	USD	1,335	Citibank N.A.	10/27/17	(18)
JPY	647,000	USD	5,775	Nomura International PLC	10/27/17	(19)
JPY	270,000	USD	2,424	Royal Bank of Canada	10/27/17	(22)
JPY	530,000	USD	4,851	Standard Chartered Bank	10/27/17	(136)
JPY	255,000	USD	2,288	State Street Bank and Trust Co.	10/27/17	(19)
NOK	7,100	USD	908	Goldman Sachs International	10/27/17	(16)
NZD	3,000	USD	2,222	Goldman Sachs International	10/27/17	(56)
SEK	7,000	USD	879	Goldman Sachs International	10/27/17	(19)
USD	2,391	CAD	3,000	State Street Bank and Trust Co.	10/27/17	(14)
USD	2,361	EUR	2,000	Nomura International PLC	10/27/17	(6)
USD	10,626	EUR	9,000	State Street Bank and Trust Co.	10/27/17	(24)
USD	12,989	EUR	11,000	State Street Bank and Trust Co.	10/27/17	(29)
USD	10,459	GBP	8,000	Goldman Sachs International	10/27/17	(269)

LIFEPATH DYNAMIC 2055 MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,860	GBP	3,000	State Street Bank and Trust Co.	10/27/17	$(163)
USD	8,975	GBP	7,000	State Street Bank and Trust Co.	10/27/17	(412)
USD	3,318	JPY	373,000	Deutsche Bank AG	10/27/17	(0)
CAD	354,962	USD	291,689	Barclays Bank PLC	12/20/17	(7,065)

						(9,656)
Net Unrealized Appreciation						$541

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid (Received) by the Fund[1]	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TAIEX Future October 2017	TWD (4,234,881)	Deutsche Bank AG	10/18/17	TWD	4,235	$3,551	—	$3,551
KOSPI 200 Index Future December 2017	KRW (155,550,255)	Deutsche Bank AG	12/14/17	KRW	155,550	(2,859)	—	(2,859)
Total						$692	—	$692

1 At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

Balances reported for OTC Derivatives

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Derivatives	—	—	$3,551	$(2,859)

6	LIFEPATH DYNAMIC 2055 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$4,688,220	—	—	$4,688,220
Short-Term Securities	1,363,544	—	—	1,363,544
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	15,762	$81,492	—	97,254
Health Care Providers & Services	11,967	—	—	11,967
Hotels, Restaurants & Leisure	—	31,092	—	31,092
Household Durables	—	19,600	—	19,600
IT Services	29,618	—	—	29,618
Media	—	18	—	18
Real Estate Investment Trusts (REITs)	1,502,145	401,055	—	1,903,200
Real Estate Management & Development	121,899	323,600	—	445,499

Subtotal	$7,733,155	$856,857	—	$8,590,012

Investments Valued at NAV[1]				9,200,902

Total Investments				$17,790,914

LIFEPATH DYNAMIC 2055 MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (concluded)	LifePath Dynamic 2055 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$78,444	$3,551	—	$81,995
Forward foreign currency contracts	—	10,197	—	10,197
Liabilities:
Equity contracts	(17,586)	(2,859)	—	(20,445)
Forward foreign currency contracts	—	(9,656)	—	(9,656)

Total	$60,858	$1,233	—	$62,091

[1]    As of September 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

8	LIFEPATH DYNAMIC 2055 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Dynamic 2060 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 83.9%
Active Stock Master Portfolio	$693,809	$693,809
BlackRock Advantage Emerging Markets Fund (b)	14,632	151,296
BlackRock Commodity Strategies Fund	11,352	86,274
International Tilts Master Portfolio	$363,530	363,530
iShares Edge MSCI Multifactor Intl ETF	3,890	109,076
iShares Edge MSCI Multifactor USA ETF	5,213	156,025
iShares MSCI Canada ETF	1,281	37,072
iShares MSCI France ETF	697	21,537
iShares MSCI Germany ETF	672	21,793
iShares MSCI Japan ETF	2,284	127,242
iShares Russell 2000 ETF	146	21,634

		1,789,288
Fixed Income Fund — 0.7%
CoreAlpha Bond Master Portfolio	$15,374	15,374
Short-Term Securities — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (c)	25,170	25,170
Total Affiliated Investment Companies — 85.8%		1,829,832

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.7%
Great Portland Estates PLC	221	1,811
Ichigo Hotel REIT Investment Corp.	3	2,885
Invitation Homes, Inc.	115	2,605
National Storage REIT (b)	4,399	5,164
PRS REIT PLC (b)	1,395	1,921

		14,386
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (b)	139	1,474
Hotels, Restaurants & Leisure — 0.2%
Mandarin Oriental International, Ltd.	1,700	3,722
Household Durables — 0.1%
JM AB	76	2,391
IT Services — 0.2%
GDS Holdings Ltd. — ADR (b)	135	1,520
InterXion Holding NV (b)	42	2,139

		3,659

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 10.7%
Alexandria Real Estate Equities, Inc.	68	$8,090
American Campus Communities, Inc.	61	2,693
AvalonBay Communities, Inc.	54	9,635
Boston Properties, Inc.	54	6,636
British Land Co. PLC	1,062	8,574
Canadian Apartment Properties REIT	116	3,136
Capital & Regional PLC	2,599	1,976
DDR Corp.	181	1,658
Duke Realty Corp.	142	4,093
EPR Properties	72	5,021
Equity Residential	44	2,901
Essex Property Trust, Inc.	20	5,081
Eurocommercial Properties NV CVA	61	2,608
Extra Space Storage, Inc.	86	6,873
Federal Realty Investment Trust	34	4,223
First Industrial Realty Trust, Inc.	110	3,310
Gecina SA	46	7,463
HCP, Inc.	191	5,316
Healthcare Trust of America, Inc., Class A	97	2,891
Highwoods Properties, Inc.	49	2,552
Host Hotels & Resorts, Inc.	414	7,655
Ichigo Office REIT Investment Corp.	7	4,728
Intu Properties PLC	1,274	3,938
Kenedix Office Investment Corp.	1	5,506
Kenedix Retail REIT Corp.	1	2,079
Kilroy Realty Corp.	61	4,338
Klepierre	127	4,988
LaSalle Hotel Properties	118	3,424
Liberty Property Trust	120	4,927
Link REIT	500	4,066
Macerich Co.	73	4,013
Medical Properties Trust, Inc.	229	3,007
Mid-America Apartment Communities, Inc.	48	5,130
Prologis, Inc.	33	2,094
Public Storage	10	2,140
QTS Realty Trust, Inc., Class A	48	2,513
Regency Centers Corp.	73	4,529
Retail Properties of America, Inc., Class A	190	2,495
RioCan Real Estate Investment Trust	99	1,899
Sabra Health Care REIT, Inc.	175	3,840
Scentre Group	1,437	4,436
Simon Property Group, Inc.	88	14,169
Spirit Realty Capital, Inc.	433	3,711
Starwood Waypoint Homes	95	3,455
Sun Communities, Inc.	33	2,828
Vastned Retail NV	29	1,292
VEREIT, Inc.	699	5,795

LIFEPATH DYNAMIC 2060 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2060 Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust	47	$3,613
Welltower, Inc.	111	7,801
Westfield Corp.	1,624	9,999

		229,138
Real Estate Management & Development — 2.4%
Aroundtown SA	327	2,338
BUWOG AG	181	5,425
CK Asset Holdings Ltd.	1,500	12,470
Entra ASA (d)	134	1,834
First Capital Realty, Inc.	182	2,871
Kungsleden AB	459	3,162

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Mitsui Fudosan Co. Ltd.	400	$8,673
Takara Leben Co., Ltd.	1,000	4,890
Unizo Holdings Co., Ltd.	400	9,279
Yanlord Land Group Ltd.	1,100	1,503

		52,445
Total Common Stocks — 14.4%		307,215
Total Investments (Cost — $2,065,197) — 100.2%		2,137,047
Liabilities in Excess of Other Assets — (0.2)%		(3,572)

Net Assets — 100.0%		$2,133,475

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$693,809	[2]	—	$693,809	$693,809	$5,741	$2,394	$36,779
BlackRock Advantage Emerging Markets Fund	15,341		(709)	14,632	151,296	—	472	11,413
BlackRock Cash Funds: Treasury, SL Agency Shares	25,170	[2]	—	25,170	25,170	204	—	—
BlackRock Commodity Strategies Fund	12,528		(1,176)	11,352	86,274	—	417	4,665
CoreAlpha Bond Master Portfolio	$15,374	[2]	—	$15,374	15,374	135	148	(24,244)
International Tilts Master Portfolio	$363,530	[2]	—	$363,530	363,530	3,043	20,388	20,499
iShares Edge MSCI Multifactor Intl ETF	3,890		—	3,890	109,076	1,635	—	5,670
iShares Edge MSCI Multifactor USA ETF	5,213		—	5,213	156,025	1,295	—	6,336
iShares MSCI Canada ETF	1,281		—	1,281	37,072	276	—	3,558
iSharesMSCI Emerging Markets Fund	3,536		(3,536)	—	—	678	(481)	—
iShares MSCI France ETF	697		—	697	21,537	—	—	805
iShares MSCI Germany ETF	672		—	672	21,793	—	—	1,092
iShares MSCI Japan ETF	2,284		—	2,284	127,242	—	—	1,864
iShares Russell 2000 ETF	180		(34)	146	21,634	136	165	1,678
Total					$1,829,832	$13,143	$23,503	$70,115

[1] Includes net capital gain distributions, if applicable.
[2] Represents net shares/investment value purchased.

2	LIFEPATH DYNAMIC 2060 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2060 Master Portfolio

(b)	Non-income producing security.

(c)	Annualized 7-day yield as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,000	USD	800	Westpac Banking Corp.	10/27/17	$1
EUR	1,000	USD	1,179	Bank of America N.A.	10/27/17	5
EUR	5,000	USD	5,872	Deutsche Bank AG	10/27/17	45
HKD	1,300	USD	166	JPMorgan Chase Bank N.A.	10/27/17	0
HKD	4,000	USD	512	Morgan Stanley & Co. International PLC	10/27/17	0
ILS	2,000	USD	562	Royal Bank of Canada	10/27/17	4
NOK	2,000	USD	251	Bank of America N.A.	10/27/17	0
SEK	2,000	USD	245	Morgan Stanley & Co. International PLC	10/27/17	1
SGD	10,000	USD	7,354	Royal Bank of Scotland PLC	10/27/17	20
USD	4,759	AUD	6,000	State Street Bank and Trust Co.	10/27/17	53
USD	1,196	EUR	1,000	State Street Bank and Trust Co.	10/27/17	13
USD	4,100	HKD	32,000	Citibank N.A.	10/27/17	1
USD	728	JPY	80,000	Nomura International PLC	10/27/17	16
USD	2,169	JPY	243,000	Nomura International PLC	10/27/17	7
USD	3,631	JPY	395,000	State Street Bank and Trust Co.	10/27/17	117
USD	3,457	JPY	385,000	Westpac Banking Corp.	10/27/17	32
USD	1,391	NOK	11,000	Goldman Sachs International	10/27/17	9

LIFEPATH DYNAMIC 2060 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2060 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	630	NOK	5,000	Morgan Stanley & Co. International PLC	10/27/17	$2
USD	1,259	SEK	10,000	Goldman Sachs International	10/27/17	30
USD	505	SEK	4,000	State Street Bank and Trust Co.	10/27/17	13
USD	2,222	SGD	3,000	Standard Chartered Bank	10/27/17	10
USD	31,698	AUD	39,654	Barclays Bank PLC	12/20/17	622
USD	42,222	EUR	35,124	Barclays Bank PLC	12/20/17	528
USD	82,315	JPY	9,103,362	JPMorgan Chase Bank N.A.	12/20/17	1,106
USD	42,304	JPY	4,735,158	State Street Bank and Trust Co.	12/20/17	63

						2,698

AUD	1,000	USD	791	Deutsche Bank AG	10/27/17	(6)
AUD	2,000	USD	1,586	Goldman Sachs International	10/27/17	(17)
AUD	1,000	USD	795	Nomura International PLC	10/27/17	(11)
CHF	3,000	USD	3,174	Westpac Banking Corp.	10/27/17	(71)
EUR	1,000	USD	1,192	Goldman Sachs International	10/27/17	(8)
EUR	2,000	USD	2,369	Westpac Banking Corp.	10/27/17	(2)
GBP	1,000	USD	1,348	State Street Bank and Trust Co.	10/27/17	(7)
HKD	31,000	USD	3,975	Morgan Stanley & Co. International PLC	10/27/17	(4)
HKD	2,000	USD	256	Royal Bank of Canada	10/27/17	(0)
HKD	34,000	USD	4,357	Royal Bank of Scotland PLC	10/27/17	(2)
HKD	19,000	USD	2,439	State Street Bank and Trust Co.	10/27/17	(6)
JPY	63,000	USD	561	BNP Paribas S.A.	10/27/17	(1)
JPY	187,000	USD	1,692	Bank of America N.A.	10/27/17	(28)
JPY	76,000	USD	696	Commonwealth Bank of Australia	10/27/17	(20)
JPY	75,000	USD	669	Nomura International PLC	10/27/17	(2)
JPY	23,000	USD	208	Northern Trust Co.	10/27/17	(3)
NOK	1,000	USD	127	Goldman Sachs International	10/27/17	(1)
NOK	1,700	USD	218	JPMorgan Chase Bank N.A.	10/27/17	(4)
SEK	3,000	USD	373	Commonwealth Bank of Australia	10/27/17	(4)
SEK	1,000	USD	124	Goldman Sachs International	10/27/17	(1)
SEK	1,000	USD	126	Goldman Sachs International	10/27/17	(3)
SGD	1,000	USD	743	Goldman Sachs International	10/27/17	(5)
USD	1,181	EUR	1,000	State Street Bank and Trust Co.	10/27/17	(3)
USD	2,362	EUR	2,000	State Street Bank and Trust Co.	10/27/17	(5)
USD	1,283	GBP	1,000	Northern Trust Co.	10/27/17	(59)
USD	2,615	GBP	2,000	State Street Bank and Trust Co.	10/27/17	(68)
USD	418	JPY	47,000	BNP Paribas S.A.	10/27/17	(0)
CAD	1,456	USD	1,196	Barclays Bank PLC	12/20/17	(29)

						(370)
Net Unrealized Appreciation						$2,328

4	LIFEPATH DYNAMIC 2060 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2060 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$731,949	—	—	$731,949
Short-Term Securities	25,170	—	—	25,170
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	4,526	$9,860	—	14,386
Health Care Providers & Services	1,474	—	—	1,474
Hotels, Restaurants & Leisure	—	3,722	—	3,722
Household Durables	—	2,391	—	2,391
IT Services	3,659	—	—	3,659
Real Estate Investment Trusts (REITs)	178,089	51,049	—	229,138
Real Estate Management & Development	12,468	39,977	—	52,445

Subtotal	$957,335	$106,999	—	$1,064,334

Investments Valued at NAV[1]				1,072,713

Total Investments				$2,137,047

LIFEPATH DYNAMIC 2060 MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (concluded)	LifePath Dynamic 2060 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Forward foreign currency contract	—	$2,698	—	$2,698
Liabilities:
Forward foreign currency contract	—	(370)	—	(370)

Total		$2,328		$2,328

[1]    As of September 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

6	LIFEPATH DYNAMIC 2060 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 40.4%
iShares Core MSCI Total International Stock ETF (b)	2,366,842	$144,330,025
iShares Developed Real Estate Index Fund	540,113	5,644,186
Large Cap Index Master Portfolio	$250,924,102	250,924,102
Master Small Cap Index Series	$49,567,741	49,567,741
Total International ex U.S. Index Master Portfolio	$10,281,901	10,281,901

		460,747,955
Fixed Income Funds — 59.4%
iShares TIPS Bond ETF (b)	866,879	98,460,117
U.S. Total Bond Index Master Portfolio	$579,979,584	579,979,584

		678,439,701
Short-Term Securities — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (c)(d)	3,195,978	3,196,937
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (d)	2,005,026	2,005,026

		5,201,963
Total Affiliated Investmnt Companies (Cost — $1,072,610,661) — 100.3%		1,144,389,619
Liabilities in Excess of Other Assets — (0.3)%		(2,866,071)

Net Assets — 100.0%		$1,141,523,548

LIFEPATH INDEX RETIREMENT MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Index Retirement Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss) [1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	3,195,978	[2]	—	3,195,978	$3,196,937	$14,913	[3]	$(2,230)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	717,035	1,287,991	[2]	—	2,005,026	2,005,026	16,295		—	—
iShares Core MSCI Total International Stock ETF	1,636,585	735,057		(4,800)	2,366,842	144,330,025	1,553,572		(915)	$20,776,431
iShares Developed Real Estate Index Fund	402,284	157,182		(19,353)	540,113	5,644,186	75,620		(594)	250,712
iShares TIPS Bond ETF	621,994	275,061		(30,176)	866,879	98,460,117	1,114,723		(187,811)	367,805
Large Cap Index Master Portfolio	$179,250,938	$71,673,164	[2]	—	$250,924,102	250,924,102	3,128,639		441,952	28,086,827
Master Small Cap Index Series	$34,440,451	$15,127,290	[2]	—	$49,567,741	49,567,741	394,821		1,085,906	4,700,448
Total International ex U.S. Index Master Portfolio	$25,062,003	—		$(14,780,102)[4]	$10,281,901	10,281,901	412,809		(180,135)	(499,124)
U.S. Total Bond Index Master Portfolio	$412,873,479	$167,106,105		—	$579,979,584	579,979,584	8,183,822		1,341,176	3,935,271
Total						$1,144,389,619	$14,895,214		$2,497,349	$57,618,370

[1] Includes net capital gain distributions, if applicable.
[2] Represents net shares/investment value purchased.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4] Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Annualized 7-day yield as of period end.

2	LIFEPATH INDEX RETIREMENT MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	LifePath Index Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$149,974,211	—	—	$149,974,211
Fixed Income Funds	98,460,117	—	—	98,460,117
Short-Term Securities	5,201,963	—	—	5,201,963

Subtotal	$253,636,291	—	—	$253,636,291

Investments Valued at NAV[1]				890,753,328

Total Investments				$1,144,389,619

[1]    As of September 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

LIFEPATH INDEX RETIREMENT MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 48.2%
iShares Core MSCI Total International Stock ETF (b)	4,976,253	$303,451,908
iShares Developed Real Estate Index Fund	5,085,309	53,141,479
Large Cap Index Master Portfolio	$595,006,856	595,006,856
Master Small Cap Index Series	$88,393,659	88,393,659
Total International ex U.S. Index Master Portfolio	$65,070,628	65,070,628

		1,105,064,530
Fixed Income Funds — 51.6%
iShares TIPS Bond ETF	1,452,494	164,974,269
U.S. Total Bond Index Master Portfolio	$1,019,202,112	1,019,202,112

		1,184,176,381
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (c)(d)	5,274,618	5,276,200
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (d)	4,380,907	4,380,907

		9,657,107
Total Affiliated Investment Companies (Cost — $2,124,705,884) — 100.2%		2,298,898,018
Liabilities in Excess of Other Assets — (0.2)%		(4,738,258)

Net Assets — 100.0%		$2,294,159,760

LIFEPATH INDEX 2020 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Index 2020 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended and/or related parties of the Fund, were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	31,608	5,243,010	[2]	—	5,274,618	$5,276,200	$40,135	[3]	$3,706	$(6)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,341,262	1,039,645	[2]	—	4,380,907	4,380,907	30,924		—	—
iShares Core MSCI Total International Stock ETF	3,497,604	1,478,649		—	4,976,253	303,451,908	3,301,516		—	44,022,580
iShares Developed Real Estate Index Fund	4,757,223	1,114,826		(786,740)	5,085,309	53,141,479	793,649		736	2,676,292
iShares MSCI EAFE Small-Cap ETF	103,367	—		(103,367)	—	—	—		1,496,253	(1,312,645)
iShares TIPS Bond ETF	1,041,857	421,577		(10,940)	1,452,494	164,974,269	1,897,178		(70,287)	366,424
Large Cap Index Master Portfolio	$451,450,181	$143,556,675	[2]	—	$595,006,856	595,006,856	7,749,009		1,092,214	69,483,223
Master Small Cap Index Series	$63,214,259	$25,179,400	[2]	—	$88,393,659	88,393,659	704,287		1,944,886	8,259,921
Total International ex U.S. Index Master Portfolio	$89,280,690	—		$(24,210,062)[4]	$65,070,628	65,070,628	2,035,857		(856,172)	11,608,772
U.S. Total Bond Index Master Portfolio	$722,945,868	$296,256,244	[2]	—	$1,019,202,112	1,019,202,112	14,334,268		2,350,698	3,056,908
Total						$2,298,898,018	$30,886,823		$5,962,034	$138,161,469

[1] Includes net capital gain distributions, if applicable.
[2] Represents net shares/investment value purchased.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral Investment expenses and other payments to and from borrowers of securities.

[4] Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Annualized 7-day yield as of period end.

2	LIFEPATH INDEX 2020 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	LifePath Index 2020 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$356,593,387	—	—	$356,593,387
Fixed Income Funds	164,974,269	—	—	164,974,269
Short-Term Securities	9,657,107	—	—	9,657,107

Subtotal	$531,224,763	—	—	$531,224,763

Investments Valued at NAV[1]				1,767,673,255

Total Investments				$2,298,898,018

[1]    As of September 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

LIFEPATH INDEX 2020 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 60.3%
iShares Core MSCI Total International Stock ETF	6,741,741	$411,111,366
iShares Developed Real Estate Index Fund	11,910,852	124,468,406
Large Cap Index Master Portfolio	$733,757,910	733,757,910
Master Small Cap Index Series	$69,998,292	69,998,292
Total International ex U.S. Index Master Portfolio	$36,019,778	36,019,778

		1,375,355,752
Fixed Income Funds — 39.5%
iShares TIPS Bond ETF	1,089,095	123,699,410
U.S. Total Bond Index Master Portfolio	$777,353,438	777,353,438

		901,052,848
Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (b)	4,486,124	4,486,124
Total Affiliated Investment Companies (Cost — $2,089,331,986) — 100.0%		2,280,894,724
Other Assets Less Liabilities — 0.0%		15,366

Net Assets — 100.0%		$2,280,910,090

LIFEPATH INDEX 2025 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Index 2025 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended and/or related parties of the Fund, were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	235,138	—		(235,138)[2]	—	—	$38,823	[3]	$1,570	$(47)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,157,343	328,781	[4]	—	4,486,124	$4,486,124	39,343		—	—
iShares Cohen & Steers REIT ETF	—	—		—	—	—	—		1,307	—
iShares Core MSCI Total International Stock ETF	4,368,278	2,373,463		—	6,741,741	411,111,366	4,307,336		—	57,774,718
iShares Developed Real Estate Index Fund	8,157,732	3,903,308		(150,188)	11,910,852	124,468,406	1,665,651		(5,073)	5,408,899
iShares MSCI EAFE Small-Cap ETF	34,830	—		(34,830)	—	—	—		574,933	(513,065)
iShares TIPS Bond ETF	674,570	420,525		(6,000)	1,089,095	123,699,410	1,338,681		(35,143)	173,411
Large Cap Index Master Portfolio	$473,120,757	$260,637,153	[4]	—	$733,757,910	733,757,910	8,844,887		1,218,448	79,125,764
Master Small Cap Index Series	$44,721,084	$25,277,208	[4]	—	$69,998,292	69,998,292	538,574		1,500,136	6,455,902
Total International ex U.S. Index Master Portfolio	$59,297,124	—		$(23,277,346)[2]	$36,019,778	36,019,778	1,228,487		(521,234)	7,645,326
U.S. Total Bond Index Master Portfolio	$476,185,674	$301,167,764	[4]	—	$777,353,438	777,353,438	10,254,278		1,735,625	(2,329,522)
Total						$2,280,894,724	$28,256,060		$4,470,569	$153,741,386

[1] Includes net capital gain distributions, if applicable.
[2] Represents net shares/investment value sold.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4] Represents net shares/investment value purchased.

(b)	Annualized 7-day yield as of period end.

2	LIFEPATH INDEX 2025 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	LifePath Index 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$535,579,772	—	—	$535,579,772
Fixed Income Funds	123,699,410	—	—	123,699,410
Short-Term Securities	4,486,124	—	—	4,486,124

Subtotal	$663,765,306	—	—	$663,765,306

Investments Valued at NAV[1]				1,617,129,418

Total Investments				$2,280,894,724

[1]    As of September 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

LIFEPATH INDEX 2025 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 70.9%
iShares Core MSCI Total International Stock ETF (b)	9,022,136	$550,169,853
iShares Developed Real Estate Index Fund	22,853,944	238,823,720
Large Cap Index Master Portfolio	$1,096,773,527	1,096,773,527
Master Small Cap Index Series	$68,635,346	68,635,346
Total International ex U.S. Index Master Portfolio	$112,721,170	112,721,170

		2,067,123,616
Fixed Income Funds — 28.9%
iShares TIPS Bond ETF (b)	984,597	111,830,527
U.S. Total Bond Index Master Portfolio	$730,226,199	730,226,199

		842,056,726
Short-Term Securities — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (c)(d)	10,896,083	10,899,352
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (d)	4,291,301	4,291,301

		15,190,653
Total Affiliated Investment Companies (Cost — $2,641,316,443) — 100.3%		2,924,370,995
Liabilities in Excess of Other Assets — (0.3)%		(9,349,888)

Net Assets — 100.0%		$2,915,021,107

LIFEPATH INDEX 2030 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Index 2030 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended and/or related parties of the Fund, were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,529,813	6,366,270	[2]	—	10,896,083	$10,899,352	$35,111	[3]	$(197)	$(778)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,061,526	—		(2,770,225)[4]	4,291,301	4,291,301	45,737		—	—
iShares Cohen & Steers REIT ETF*	—	—		—	—	—	—		2,106	—
iShares Core MSCI Total International Stock ETF	5,846,070	3,176,066		—	9,022,136	550,169,853	5,874,343		—	77,158,276
iShares Developed Real Estate Index Fund	16,082,653	6,954,275		(182,984)	22,853,944	238,823,720	3,239,800		(13,743)	10,518,946
iShares MSCI EAFE Small-Cap ETF*	186,733	—		(186,733)	—	—	—		2,255,412	(1,584,272)
iShares TIPS Bond ETF	633,115	354,582		(3,100)	984,597	111,830,527	1,220,940		(18,047)	148,009
Large Cap Index Master Portfolio	$732,938,640	$363,834,887		—	$1,096,773,527	1,096,773,527	13,461,119		1,830,466	120,172,298
Master Small Cap Index Series	$49,267,846	$19,367,500		—	$68,635,346	68,635,346	554,654		1,572,586	6,472,634
Total International ex U.S. Index Master Portfolio	$127,047,310	—		$(14,326,140)	$112,721,170	112,721,170	3,122,312		(1,296,583)	22,236,656
U.S. Total Bond Index Master Portfolio	$462,612,989	$267,613,210		—	$730,226,199	730,226,199	9,766,679		1,652,162	(8,790,286)
Total						$2,924,370,995	$37,320,695		$5,984,162	$226,331,483

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Includes net capital gain distributions, if applicable.
[2] Represents net shares/investment value purchased.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral Investment expenses, and other payments to and from borrowers of securities.

[4] Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Annualized 7-day yield as of period end.

2	LIFEPATH INDEX 2030 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	LifePath Index 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$788,993,573	—	—	$788,993,573
Fixed Income Funds	111,830,527	—	—	111,830,527
Short-Term Securities	15,190,653	—	—	15,190,653

Subtotal	$916,014,753	—	—	$916,014,753

Investments Valued at NAV[1]				2,008,356,242

Total Investments				$2,924,370,995

[1]    As of September 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

LIFEPATH INDEX 2030 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 81.1%
iShares Core MSCI Total International Stock ETF (b)	7,147,240	$435,838,695
iShares Developed Real Estate Index Fund	19,947,230	208,448,556
Large Cap Index Master Portfolio	$822,813,719	822,813,719
Master Small Cap Index Series	$32,117,882	32,117,882
Total International ex U.S. Index Master Portfolio	$57,120,988	57,120,988

		1,556,339,840
Fixed Income Funds — 18.8%
iShares TIPS Bond ETF	401,215	45,570,000
U.S. Total Bond Index Master Portfolio	$314,318,498	314,318,498

		359,888,498
Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (c)(d)	2,944,892	2,945,775
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (d)	3,567,941	3,567,941

		6,513,716
Total Affiliated Investment Companies (Cost — $1,721,172,862) — 100.2%		1,922,742,054
Liabilities in Excess of Other Assets — (0.2)%		(3,649,096)

Net Assets — 100.0%		$1,919,092,958

LIFEPATH INDEX 2035 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Index 2035 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended and/or related parties of the Fund, were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,764,647	—		(4,819,755)[2]	2,944,892	$2,945,775	$29,354	[3]	$5,158	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,842,905	—		(274,964)[2]	3,567,941	3,567,941	36,433		—	—
iShares Cohen & Steers REIT ETF*	—	—		—	—	—	—		1,798	—
iShares Core MSCI Total International Stock ETF	4,456,608	2,690,632		—	7,147,240	435,838,695	4,514,119		—	$59,990,801
iShares Developed Real Estate Index Fund	12,987,139	7,071,991		(111,900)	19,947,230	208,448,556	2,710,780		(7,343)	8,738,701
iShares MSCI EAFE Small-Cap ETF*	91,234	—		(91,234)	—	—	—		905,592	(597,352)
iShares TIPS Bond ETF	235,717	166,698		(1,200)	401,215	45,570,000	472,849		(3,103)	43,936
Large Cap Index Master Portfolio	$509,351,954	$313,461,765	[4]	—	$822,813,719	822,813,719	9,717,983		1,330,413	86,641,252
Master Small Cap Index Series	$23,550,738	$8,567,144	[4]	—	$32,117,882	32,117,882	265,039		751,425	3,035,939
Total International ex U.S. Index Master Portfolio	$68,534,368	—		$(11,413,380)[2]	$57,120,988	57,120,988	1,664,737		(693,855)	11,614,662
U.S. Total Bond Index Master Portfolio	$181,166,426	$133,152,072	[3]	—	$314,318,498	314,318,498	4,011,492		686,132	(8,038,960)
Total						$1,922,742,054	$23,422,786		$2,976,217	$161,428,979

* No longer held by the LifePath Index Master Portfolio.
[1] Includes net capital gain distributions, if applicable.
[2] Represents net shares/investment value sold.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral Investment expenses, and other payments to and from borrowers of securities.

[4] Represents net shares/investment value purchased.

(b)	Security, or a portion of the security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Annualized 7-day yield as of period end.

2	LIFEPATH INDEX 2035 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	LifePath Index 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$644,287,251	—	—	$644,287,251
Fixed Income Funds	45,570,000	—	—	45,570,000
Short-Term Securities	6,513,716	—	—	6,513,716

Subtotal	$696,370,967	—	—	$696,370,967

Investments Valued at NAV[1]				1,226,371,087

Total Investments				$1,922,742,054

[1]    As of September 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

LIFEPATH INDEX 2035 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 90.1%
iShares Core MSCI Total International Stock ETF	8,308,340	$506,642,573
iShares Developed Real Estate Index Fund	27,137,539	283,587,285
Large Cap Index Master Portfolio	$1,012,733,970	1,012,733,970
Master Small Cap Index Series	$23,316,665	23,316,665
Total International ex U.S. Index Master Portfolio	$98,843,588	98,843,588

		1,925,124,081
Fixed Income Funds — 9.7%
iShares TIPS Bond ETF	208,672	23,700,966
U.S. Total Bond Index Master Portfolio	$183,713,225	183,713,225

		207,414,191
Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (b)	4,256,942	4,256,942
Total Affiliated Investment Companies (Cost — $1,887,946,926) — 100.0%		2,136,795,214
Other Assets Less Liabilities — 0.0%		736,828

Net Assets — 100.0%		$2,137,532,042

LIFEPATH INDEX 2040 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Index 2040 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—		—	—	—	$8,350	[2]	$1,568	—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,950,404	—		(1,693,462)[3]	4,256,942	$4,256,942	35,931		—	—
iShares Cohen & Steers REIT ETF	—	—		—	—	—	—		1,998	—
iShares Core MSCI Total International Stock ETF	5,284,259	3,024,081		—	8,308,340	506,642,573	5,433,779		—	$70,880,460
iShares Developed Real Estate Index Fund	18,471,957	8,665,582		—	27,137,539	283,587,285	3,792,037		—	12,258,077
iShares MSCI EAFE Small-Cap ETF	164,443	—		(164,443)	—	—	—		1,869,177	(1,073,613)
iShares TIPS Bond ETF	119,210	89,462		—	208,672	23,700,966	244,387		—	7,000
Large Cap Index Master Portfolio	$649,462,582	$363,271,388	[4]	—	$1,012,733,970	1,012,733,970	12,216,773		1,654,030	108,822,476
Master Small Cap Index Series	$20,978,941	$2,337,724	[4]	—	$23,316,665	23,316,665	228,303		640,492	2,309,733
Total International ex U.S. Index Master Portfolio	$107,744,430	—		$(8,900,842)[3]	$98,843,588	98,843,588	2,659,027		(1,112,889)	19,467,108
U.S. Total Bond Index Master Portfolio	$102,565,134	$81,148,091	[4]	—	$183,713,225	183,713,225	2,293,255		398,389	(11,712,163)
Total						$2,136,795,214	$26,911,842		$3,452,765	$200,959,078

[1] Includes net capital gain distributions, if applicable.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.
[4] Represents net shares/investment value purchased.

(b)	Annualized 7-day yield as of period end.

2	LIFEPATH INDEX 2040 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	LifePath Index 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$790,229,858	—	—	$790,229,858
Fixed Income Funds	23,700,966	—	—	23,700,966
Short-Term Securities	4,256,942	—	—	4,256,942

Subtotal	$818,187,766	—	—	$818,187,766

Investments Valued at NAV[1]				1,318,607,448

Total Investments				$2,136,795,214

[1]    As of September 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

LIFEPATH INDEX 2040 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 96.5%
iShares Core MSCI Total International Stock ETF (b)	5,625,373	$343,035,246
iShares Developed Real Estate Index Fund	18,144,081	189,605,645
Large Cap Index Master Portfolio	$615,661,001	615,661,001
Master Small Cap Index Series	$11,557,798	11,557,798
Total International ex U.S. Index Master Portfolio	$35,932,143	35,932,143

		1,195,791,833
Fixed Income Funds — 3.3%
iShares TIPS Bond ETF	32,828	3,728,604
U.S. Total Bond Index Master Portfolio	$36,611,362	36,611,362

		40,339,966
Short-Term Securities — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (c)(d)	458,662	458,800
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (d)	2,465,157	2,465,157

		2,923,957
Total Affiliated Investment Companies (Cost — $1,097,426,106) — 100.0%		1,239,055,756
Liabilities in Excess of Other Assets — (0.0)%		(67,217)

Net Assets — 100.0%		$1,238,988,539

LIFEPATH INDEX 2045 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Index 2045 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,719,853	—		(6,261,191)[2]	458,662	$458,800	$20,120	[3]	$4,489	$(7)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,229,694	—		(764,537)[2]	2,465,157	2,465,157	26,307		—	—
iShares Cohen & Steers REIT ETF	—	—		—	—	—	—		837	—
iShares Core MSCI Total International Stock ETF	3,178,875	2,446,498		—	5,625,373	343,035,246	3,450,494		—	45,071,972
iShares Developed Real Estate Index Fund	10,688,266	7,472,584		(16,769)	18,144,081	189,605,645	2,363,858		167	7,531,661
iShares MSCI EAFE Small-Cap ETF	64,900	—		(64,900)	—	—	—		674,325	(334,446)
iShares TIPS Bond ETF	19,270	13,558		—	32,828	3,728,604	37,111		—	4,575
Large Cap Index Master Portfolio	$346,473,199	$269,187,802	[4]	—	$615,661,001	615,661,001	6,988,341		935,415	62,061,249
Master Small Cap Index Series	$10,207,479	$1,350,319	[4]	—	$11,557,798	11,557,798	116,028		320,987	1,145,669
Total International ex U.S. Index Master Portfolio	$44,423,237	—		$(8,491,094)[2]	$35,932,143	35,932,143	1,076,390		(459,871)	7,398,478
U.S. Total Bond Index Master Portfolio	$17,147,916	$19,463,446	[4]	—	$36,611,362	36,611,362	418,550		73,762	(6,835,277)
Total						$1,239,055,756	$14,497,199		$1,550,111	$116,043,874

[1] Includes net capital gain distributions, if applicable.
[2] Represents net shares/investment value sold.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4] Represents net shares/investment value purchased.

(b)	Security, or a portion of the security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Annualized 7-day yield as of period end.

2	LIFEPATH INDEX 2045 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	LifePath Index 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$532,640,891	—	—	$532,640,891
Fixed Income Funds	3,728,604	—	—	3,728,604
Short-Term Securities	2,923,957	—	—	2,923,957

Subtotal	$539,293,452	—	—	$539,293,452

Investments Valued at NAV[1]				699,762,304

Total Investments				$1,239,055,756

[1]    As of September 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

LIFEPATH INDEX 2045 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 98.6%
iShares Core MSCI Total International Stock ETF (b)	5,086,143	$310,153,000
iShares Developed Real Estate Index Fund	17,206,041	179,803,126
Large Cap Index Master Portfolio	$561,768,802	561,768,802
Master Small Cap Index Series	$10,736,300	10,736,300
Total International ex U.S. Index Master Portfolio	$41,297,279	41,297,279

		1,103,758,507
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$11,315,771	11,315,771
Short-Term Securities — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (c)(d)	4,617,615	4,619,000
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (d)	2,833,003	2,833,003

		7,452,003
Total Affiliated Investment Companies (Cost — $989,847,344) — 100.3%		1,122,526,281
Liabilities in Excess of Other Assets — (0.3)%		(3,639,769)

Net Assets — 100.0%		$1,118,886,512

LIFEPATH INDEX 2050 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Index 2050 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	709,293	3,908,322	[2]	—	4,617,615	$4,619,000	$1,662	[3]	$148	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,212,380	—		(379,377)[4]	2,833,003	2,833,003	20,429		—	—
iShares Cohen & Steers REIT ETF	—	—		—	—	—	—		891	—
iShares Core MSCI Total International Stock ETF	3,015,540	2,070,603		—	5,086,143	310,153,000	3,228,318		—	$41,871,242
iShares Developed Real Estate Index Fund	10,462,157	6,743,884		—	17,206,041	179,803,126	2,294,992		—	7,334,055
iShares MSCI EAFE Small-Cap ETF	61,118	—		(61,118)	—	—	—		635,458	(271,519)
Large Cap Index Master Portfolio	$327,759,989	$234,008,813	[2]	—	$561,768,802	561,768,802	6,524,913		871,504	57,846,250
Master Small Cap Index Series	$9,906,269	$830,031	[2]	—	$10,736,300	10,736,300	101,108		306,952	873,731
Total International ex U.S. Index Master Portfolio	$45,503,138	—		$(4,205,859)[4]	$41,297,279	41,297,279	1,133,364		(483,155)	8,174,714
U.S. Total Bond Index Master Portfolio	$6,530,434	$4,785,337	[2]	—	$11,315,771	11,315,771	145,862		24,925	(6,832,503)
Total						$1,122,526,281	$13,450,648		$1,356,723	$108,995,970

[1] Includes net capital gain distributions, if applicable.
[2] Represents net shares/investment value purchased.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4] Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

2	LIFEPATH INDEX 2050 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	LifePath Index 2050 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$489,956,126	—	—	$489,956,126
Short-Term Securities	7,452,003	—	—	7,452,003

Subtotal	$497,408,129	—	—	$497,408,129

Investments Valued at NAV[1]				625,118,152

Total Investments				$1,122,526,281

[1]    As of September 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

LIFEPATH INDEX 2050 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	2,561,513	$156,201,063
iShares Developed Real Estate Index Fund	7,687,778	80,337,281
Large Cap Index Master Portfolio	$250,188,866	250,188,866
Master Small Cap Index Series	$4,654,921	4,654,921

		491,382,131
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$4,979,908	4,979,908
Short-Term Securities — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (b)	1,446,801	1,446,801
Total Affiliated Investment Companies (Cost — $441,980,129) — 100.0%		497,808,840
Other Assets Less Liabilities — 0.0%		170,818

Net Assets — 100.0%		$497,979,658

LIFEPATH INDEX 2055 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	LifePath Index 2055 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss) [1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	109,953	—		(109,953)[2]	—	—	$3,560	[3]	$(151)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,311,636	135,165		—	1,446,801	$1,446,801	10,632		—	—
iShares Cohen & Steers REIT ETF	—	—		—	—	—	—		194	—
iShares Core MSCI Total International Stock ETF	1,405,456	1,168,557		(12,500)	2,561,513	156,201,063	1,587,715		(6,441)	$20,410,959
iShares Developed Real Estate Index Fund	4,028,158	3,666,391		(6,771)	7,687,778	80,337,281	965,662		68	3,032,430
iShares MSCI EAFE Small-Cap ETF	2,167	—		(2,167)	—	—	—		29,273	(25,150)
Large Cap Index Master Portfolio	$126,656,073	$123,532,793	[4]	—	$250,188,866	250,188,866	2,736,356		359,086	24,164,818
Master Small Cap Index Series	$3,875,613	$779,308	[4]	—	$4,654,921	4,654,921	42,329		133,104	390,531
Total International ex U.S. Index Master Portfolio	$6,150,576	—		$(6,150,576)[2]	—	—	92,921		(38,428)	104,837
U.S. Total Bond Index Master Portfolio	$2,540,733	$2,439,175	[4]	—	4,979,908	4,979,908	61,918		10,732	(2,397,558)
Total						$497,808,840	$5,501,093		$487,437	$45,680,867

[1] Includes net capital gain distributions, if applicable.
[2] Represents net shares/investment value sold.

[3]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral Investment expenses, and other payments to and from borrowers of securities.

[4] Represents net shares/investment value purchased.

(b)	Annualized 7-day yield as of period end.

2	LIFEPATH INDEX 2055 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	LifePath Index 2055 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$236,538,344	—	—	$236,538,344
Short-Term Securities	1,446,801	—	—	1,446,801

Subtotal	$237,985,145	—	—	$237,985,145

Investments Valued at NAV[1]				259,823,695

Total Investments				$497,808,840

[1]    As of September 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

LIFEPATH INDEX 2055 MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments September 30, 2017 (Unaudited)	LifePath Index 2060 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 98.5%
iShares Core MSCI Total International Stock ETF	269,943	$16,461,124
iShares Developed Real Estate Index Fund	810,522	8,469,949
Large Cap Index Master Portfolio	$26,441,572	26,441,572
Master Small Cap Index Series	$498,180	498,180

		51,870,825
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$549,351	549,351
Short-Term Securities — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (b)	183,188	183,188
Total Affiliated Investment Companies (Cost — $52,847,357) — 99.9%		52,603,364
Other Assets Less Liabilities — 0.1%		39,303

Net Assets — 100.0%		$52,642,667

Notes to Schedule of Investments

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—		—	—	—	$578	[2]	$469	—
BlackRock Cash Funds: Treasury, SL Agency Shares	91,465	91,723	[3]	—	183,188	$183,188	1,097		—	—
iShares Core MSCI Total International Stock ETF	65,969	206,457		(2,483)	269,943	16,461,124	131,922		(641)	$1,484,992
iShares Developed Real Estate Index Fund	172,972	641,738		(4,188)	810,522	8,469,949	72,014		(538)	184,993
Large Cap Index Master Portfolio	$5,421,280	$21,020,292	[3]	—	$26,441,572	26,441,572	205,256		20,354	1,748,627
Master Small Cap Index Series	$164,824	$333,356	[3]	—	$498,180	498,180	3,097		9,398	41,674
U.S. Total Bond Index Master Portfolio	$118,637	$430,714	[3]	—	$549,351	549,351	4,904		984	(4,018,083)
Total						$52,603,364	$418,868		$30,026	$(557,797)

LIFEPATH INDEX 2060 MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (concluded)	LifePath Index 2060 Master Portfolio

[1] Includes net capital gain distributions, if applicable.

[2]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value purchased.

(b)	Annualized 7-day yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$24,931,073	—	—	$24,931,073
Short-Term Securities	183,188	—	—	183,188

Subtotal	$25,114,261	—	—	$25,114,261

Investments Valued at NAV[1]				27,489,103

Total Investments				$52,603,364

[1]   As of September 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

2	LIFEPATH INDEX 2060 MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments September 30, 2017 (Unaudited)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.0%
Wells Fargo Bank NA:
(3 mo. LIBOR US + 0.42%), 1.72%, 10/16/17 (a)	$394,000	$394,101,502
(3 mo. LIBOR US + 0.35%), 1.66%, 11/16/17 (a)	125,000	125,073,306
(1 mo. LIBOR US + 0.28%), 1.52%, 5/12/18 (a)	250,000	250,206,118
1.60%, 7/27/18	200,000	200,149,818
(1 mo. LIBOR US + 0.22%), 1.46%, 10/15/18 (a)	178,300	178,295,002

		1,147,825,746
Euro — 3.5%
ABN Amro Bank NV:
1.49%, 1/05/18	250,000	249,028,553
1.63%, 6/08/18	403,000	398,420,554
Cooperatieve Rabobank UA, London, 1.46%, 9/25/18 (b)	200,000	200,000,000
Credit Industriel et Commercial, London:
1.56%, 4/13/18	250,000	250,033,917
1.60%, 5/18/18	260,000	260,048,019
KBC Bank NV, 1.45%, 12/29/17	100,000	100,000,000
Landesbank Baden-Wurttemberg, London, 1.40%, 10/10/17	250,000	250,000,000
Mizuho Bank Ltd., London, 1.39%, 12/05/17 (c)	100,000	99,749,565
Sumitomo Trust & Banking Co. Ltd., London:
1.46%, 12/22/17	106,000	106,037,490
1.50%, 1/25/18	150,000	150,059,991

		2,063,378,089
Yankee (d) — 30.8%
Bank of Montreal, Chicago:
(1 mo. LIBOR US + 0.53%), 1.77%, 11/20/17 (a)	250,000	250,193,165
(1 mo. LIBOR US + 0.53%), 1.77%, 11/27/17 (a)	100,000	100,085,959
(1 mo. LIBOR US + 0.54%), 1.78%, 1/11/18 (a)	150,000	150,201,641
(1 mo. LIBOR US + 0.35%), 1.58%, 3/08/18 (a)	135,000	135,128,642
(1 mo. LIBOR US + 0.20%), 1.43%, 7/17/18 (a)	250,000	249,992,625
1.60%, 7/24/18	80,000	80,006,846
(1 mo. LIBOR US + 0.24%), 1.47%, 8/17/18 (a)	249,000	249,058,191
(1 mo. LIBOR US + 0.24%), 1.47%, 10/17/18 (a)	141,500	141,483,995
(1 mo. LIBOR US + 0.24%), 1.48%, 10/25/18 (a)	178,150	178,108,612

Certificates of Deposit	Par (000)	Value
Yankee (d) (continued)
Bank of Nova Scotia, Houston (a):
(1 mo. LIBOR US + 0.20%), 1.43%, 7/17/18	$250,000	$250,018,730
(1 mo. LIBOR US + 0.24%), 1.47%, 10/17/18	242,000	242,044,167
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
1.50%, 10/16/17	250,000	250,034,948
1.52%, 10/30/17	500,000	500,124,320
1.48%, 12/07/17	250,000	250,091,192
1.50%, 12/20/17	219,250	219,340,217
1.55%, 4/13/18	249,000	249,060,547
BNP Paribas SA, New York, 1.42%, 12/01/17	323,000	323,125,214
Canadian Imperial Bank of Commerce, New York (a):
(3 mo. LIBOR US + 0.43%), 1.73%, 10/13/17	384,500	384,583,779
(1 mo. LIBOR US + 0.55%), 1.79%, 12/01/17	250,000	250,235,305
(1 mo. LIBOR US + 0.49%), 1.72%, 2/02/18	150,000	150,212,988
(1 mo. LIBOR US + 0.21%), 1.44%, 7/16/18	251,500	251,516,725
(1 mo. LIBOR US + 0.24%), 1.47%, 8/17/18	231,000	231,066,297
(1 mo. LIBOR US + 0.24%), 1.48%, 10/18/18	285,250	285,224,202
(1 mo. LIBOR US + 0.24%), 1.48%, 10/22/18	96,400	96,400,000
Cooperatieve Rabobank UA, New York, (3 mo. LIBOR US + 0.37%), 1.68%, 10/23/17 (a)	197,000	197,064,125
Credit Suisse AG, New York:
(1 mo. LIBOR US + 0.25%), 1.49%, 11/01/17 (a)	500,000	500,130,980
1.50%, 1/04/18	248,600	248,695,542
Dexia Credit Local SA, New York, (1 mo. LIBOR US + 0.32%), 1.56%, 1/12/18 (a)	448,500	448,820,525
Landesbank Baden-Wurttemberg, New York:
1.19%, 10/02/17	800,000	800,000,856
1.19%, 10/03/17	800,000	800,000,968
1.56%, 10/16/17	100,000	100,015,662
Mitsubishi UFJ Trust & Banking Corp., New York:
1.53%, 11/08/17	270,000	270,083,975
(1 mo. LIBOR US + 0.20%), 1.43%, 2/07/18 (a)	200,000	200,044,044
(1 mo. LIBOR US + 0.20%), 1.44%, 2/13/18 (a)	64,000	64,014,336

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	Money Market Master Portfolio

Certificates of Deposit	Par (000)	Value
Yankee (d) (continued)
Mizuho Bank Ltd., New York:
(1 mo. LIBOR US + 0.33%), 1.56%, 11/07/17 (a)	$300,000	$300,115,587
(1 mo. LIBOR US + 0.28%), 1.52%, 11/27/17 (a)	240,000	240,109,082
(1 mo. LIBOR US + 0.28%), 1.52%, 12/01/17 (a)	100,000	100,047,180
(1 mo. LIBOR US + 0.29%), 1.53%, 12/01/17 (a)	250,000	250,122,317
(1 mo. LIBOR US + 0.20%), 1.44%, 2/12/18 (a)	286,000	286,036,663
(1 mo. LIBOR US + 0.20%), 1.44%, 2/14/18 (a)	58,700	58,707,428
(1 mo. LIBOR US + 0.21%), 1.44%, 4/06/18 (a)	295,000	295,016,653
(1 mo. LIBOR US + 0.21%), 1.44%, 4/09/18 (a)	100,000	100,005,197
1.46%, 5/08/18 (b)	206,000	206,000,000
Norinchukin Bank, New York:
1.50%, 10/27/17	292,500	292,564,411
(1 mo. LIBOR US + 0.18%), 1.42%, 1/11/18 (a)	121,000	121,032,245
Oversea Chinese Banking, Corp. Ltd., New York:
1.51%, 4/18/18	100,000	100,030,741
(1 mo. LIBOR US + 0.22%), 1.45%, 7/18/18 (a)	209,000	209,042,676
Royal Bank of Canada, New York (a):
(1 mo. LIBOR US + 0.35%), 1.58%, 3/07/18	100,000	100,105,242
(1 mo. LIBOR US + 0.20%), 1.43%, 7/16/18	260,000	260,017,316
Standard Chartered Bank, New York (a):
(1 mo. LIBOR US + 0.28%), 1.52%, 10/20/17	200,000	200,039,038
(1 mo. LIBOR US + 0.31%), 1.55%, 10/20/17	207,000	207,043,768
(1 mo. LIBOR US + 0.20%), 1.43%, 1/02/18	247,000	247,087,191
Sumitomo Mitsui Banking Corp., New York (a):
(1 mo. LIBOR US + 0.28%), 1.52%, 11/10/17	300,000	300,088,035
(1 mo. LIBOR US + 0.28%), 1.51%, 11/20/17	218,000	218,074,626
(1 mo. LIBOR US + 0.20%), 1.44%, 1/22/18	500,000	500,094,070
(1 mo. LIBOR US + 0.20%), 1.44%, 1/29/18	150,000	150,026,301
(1 mo. LIBOR US + 0.20%), 1.43%, 2/05/18	181,250	181,281,561

Certificates of Deposit	Par (000)	Value
Yankee (d) (continued)
Sumitomo Mitsui Banking Corp., New York (a) (continued):
(1 mo. LIBOR US + 0.21%), 1.45%, 4/26/18	$278,650	$278,493,920
Sumitomo Trust & Banking Co. Ltd., New York:
1.17%, 10/02/17	700,000	699,999,755
(1 mo. LIBOR US + 0.27%), 1.51%, 10/10/17 (a)	142,000	142,012,510
(1 mo. LIBOR US + 0.28%), 1.52%, 11/21/17 (a)	143,000	143,049,783
(1 mo. LIBOR US + 0.20%), 1.44%, 1/19/18 (a)	500,000	500,096,700
(1 mo. LIBOR US + 0.20%), 1.43%, 2/05/18 (a)	250,000	250,043,533
(1 mo. LIBOR US + 0.20%), 1.44%, 2/12/18 (a)	300,000	300,049,755
Toronto-Dominion Bank, New York, (1 mo. LIBOR US + 0.52%), 1.76%, 11/27/17 (a)	195,000	195,164,428
UBS AG, Stamford (a):
(3 mo. LIBOR US + 0.30%), 1.61%, 2/23/18	250,000	250,260,272
(1 mo. LIBOR US + 0.50%), 1.73%, 4/02/18	410,000	410,700,059
(1 mo. LIBOR US + 0.27%), 1.51%, 6/01/18	552,250	552,412,936
Westpac Banking Corp., New York, (1 mo. LIBOR US + 0.52%), 1.76%, 1/09/18 (a)	138,200	138,375,555

		17,879,555,854
Total Certificates of Deposit — 36.3%		21,090,759,689

Commercial Paper
Alpine Securitization Ltd., (1 mo. LIBOR US + 0.30%), 1.54%, 12/01/17 (a)	250,000	250,126,107
American Electric Power Co., Inc., 1.44%, 10/05/17 (c)	51,775	51,763,282
ASB Finance Ltd., London (a):
(3 mo. LIBOR US + 0.34%), 1.65%, 11/13/17 (e)	100,000	100,053,720
(1 mo. LIBOR US + 0.23%), 1.47%, 9/12/18	161,500	161,577,536
Australia & New Zealand Banking International Group Ltd., (3 mo. LIBOR US + 0.35%), 1.66%, 10/24/17 (a)	50,000	50,016,414
Bank of Nova Scotia, (1 mo. LIBOR US + 0.24%), 1.48%, 10/19/18 (a)	105,000	105,018,321

2	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Money Market Master Portfolio

Commercial Paper	Par (000)	Value
Bank of Nova Scotia, Houston:
(3 mo. LIBOR US + 0.40%), 1.71%, 11/01/17 (a)	$180,000	$180,083,957
(1 mo. LIBOR US + 0.52%), 1.76%, 11/22/17 (a)	150,000	150,117,402
1.66%, 7/06/18 (c)	432,000	426,684,482
Barclays Bank PLC, New York (c):
1.41%, 10/04/17 (e)	100,000	99,983,500
1.41%, 10/10/17 (e)	100,000	99,963,486
1.41%, 10/19/17	100,000	99,932,944
Bedford Row Funding Corp. (a):
(1 mo. LIBOR US + 0.22%), 1.46%, 6/11/18	60,000	60,018,730
(1 mo. LIBOR US + 0.22%), 1.46%, 6/14/18	175,000	175,051,686
(1 mo. LIBOR US + 0.22%), 1.46%, 6/21/18	100,000	100,026,791
(1 mo. LIBOR US + 0.22%), 1.46%, 6/22/18	35,000	35,009,139
Bennington Sark Cap Co., 1.20%, 10/05/17 (c)	100,000	99,979,850
BNZ International Funding Ltd. (a):
(1 mo. LIBOR US + 0.20%), 1.44%, 10/12/17	150,000	150,014,438
(3 mo. LIBOR US + 0.15%), 1.48%, 6/26/18	100,000	100,063,525
Caisse d’Amortissement de la Dette Sociale, 1.20%, 10/02/17 (c)	70,000	69,993,257
Canadian Imperial Bank of Commerce, New York:
(1 mo. LIBOR US + 0.53%), 1.77%, 1/19/18 (a)	100,000	100,142,756
1.47%, 10/16/18 (b)	230,000	230,000,000
Collateralized Commercial Paper II Co., (1 mo. LIBOR US + 0.30%), 1.53%, 1/18/18 (a)	300,000	300,199,776
Commonwealth Bank of Australia (a):
(3 mo. LIBOR US + 0.40%), 1.70%, 10/13/17	121,700	121,725,120
(3 mo. LIBOR US + 0.38%), 1.69%, 10/16/17	200,000	200,048,626
(3 mo. LIBOR US + 0.35%), 1.66%, 10/23/17 (e)	150,000	150,047,269
(1 mo. LIBOR US + 0.52%), 1.76%, 1/09/18	200,000	200,257,740
Crown Point Capital Co. LLC, 1.51%, 10/10/17 (c)	120,000	119,955,450
DBS Bank Ltd., 1.20%, 10/04/17 (c)	135,042	135,018,967
Dominion Resources, Inc. (c):
1.42%, 10/26/17	99,000	98,896,941
1.42%, 10/27/17	99,000	98,893,047
DZ Bank Deutsche Genossenschaf, New York, 1.06%, 10/02/17 (c)	338,000	337,967,748

Commercial Paper	Par (000)	Value
Eni Finance USA, Inc. (c) (continued):
1.24%, 10/03/17	$56,500	$56,491,236
1.45%, 10/11/17	50,000	49,976,567
1.45%, 10/18/17	50,000	49,962,713
1.45%, 11/01/17	75,000	74,902,238
Entergy Corp. (c):
1.47%, 10/04/17	26,000	25,994,121
1.47%, 10/11/17	30,000	29,983,640
1.45%, 10/27/17	39,000	38,949,980
Enterprise Products Operating LLC, 1.38%, 10/05/17 (c)	121,000	120,972,614
European Investment Bank, 1.20%, 10/05/17 (c)	1,145,000	1,144,768,710
Eversource Energy, 1.30%, 10/05/17 (c)	26,000	25,993,808
Federation Des Caisses, 1.62%, 7/16/18 (c)	100,000	98,761,861
Hewlett Packard Enterprise Co., 1.44%, 10/26/17 (c)	189,900	189,737,920
HSBC Bank PLC (a):
(3 mo. LIBOR US + 0.39%), 1.70%, 10/20/17	185,000	185,055,358
(3 mo. LIBOR US + 0.30%), 1.61%, 2/09/18	48,150	48,206,060
(1 mo. LIBOR US + 0.33%), 1.57%, 3/20/18 (e)	195,000	195,220,598
(1 mo. LIBOR US + 0.28%), 1.52%, 4/12/18	100,000	100,094,633
(1 mo. LIBOR US + 0.28%), 1.52%, 4/13/18	100,000	100,095,127
Hyundai Capital America, 1.30%, 10/05/17 (c)	100,000	99,977,367
JP Morgan Securities LLC (a):
(1 mo. LIBOR US + 0.23%), 1.46%, 7/03/18 (e)	250,000	250,139,372
3 mo. LIBOR US + 0.40%), 1.71%, 10/23/17	200,000	200,069,806
LMA Americas LLC, 1.18%, 10/05/17 (c)	75,000	74,986,000
N.V. Bank Nederlandse Gemeenten (c):
1.23%, 10/03/17 (e)	500,000	499,933,000
1.24%, 10/04/17	489,000	488,917,956
National Australia Bank Ltd., (3 mo. LIBOR US + 0.37%), 1.67%, 10/17/17 (a)	200,000	200,049,466
National Bank of Canada, New York, 1.52%, 4/13/18 (c)	368,500	365,663,125
Old Line Funding LLC, (1 mo. LIBOR US + 0.23%), 1.46%, 6/21/18 (a)	146,000	146,043,390
Ridgefield Funding Co. LLC (c):
1.23%, 10/03/17 (e)	100,000	99,986,600
1.49%, 10/03/17 (e)	85,000	84,988,610

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	Money Market Master Portfolio

Commercial Paper	Par (000)	Value
Ridgefield Funding Co. LLC (c) (continued):
1.23%, 10/04/17	$81,000	$80,986,410
1.23%, 10/05/17	200,000	199,959,700
1.49%, 10/06/17	70,000	69,983,530
1.51%, 1/18/18	250,000	248,927,770
1.51%, 2/01/18	50,247	50,001,348
1.51%, 2/05/18	280,000	278,580,282
1.51%, 2/06/18	108,156	107,602,572
1.51%, 2/07/18	205,000	203,942,212
Sheffield Receivable Corp., 1.43%, 12/01/17 (c)(e)	100,000	99,767,950
Standard Chartered Bank, New York, 1.50%, 2/07/18 (c)	285,600	284,153,342
Starbird Funding Corp. (c):
1.51%, 10/02/17	83,875	83,866,577
1.49%, 12/27/17	100,000	99,666,744
Suncor Energy, Inc., 1.44%, 10/30/17 (c)	32,500	32,461,071
Thunder Bay Funding LLC, (1 mo. LIBOR US + 0.23%), 1.46%, 6/20/18 (a)	146,000	146,047,371
The Toronto-Dominion Bank, (1 mo. LIBOR US + 0.23%), 1.47%, 9/25/18 (a)	200,000	200,048,636
Toyota Credit Canada, Inc. (c):
1.41%, 11/28/17	45,000	44,910,750
1.41%, 11/30/17	10,000	9,979,402
Toyota Finance Australia Ltd., (1 mo. LIBOR US + 0.25%), 1.49%, 4/06/18 (a)	90,000	90,059,040
Toyota Motor Credit Corp. (a):
1.44%, 3/13/18	73,000	73,035,942
1.44%, 3/14/18	231,000	231,112,291
1.44%, 5/22/18	133,000	133,000,000
Toyota Motor Finance Netherlands BV, (1 mo. LIBOR US + 0.25%), 1.49%, 4/13/18 (a)	131,000	131,085,547
UBS AG (a):
(3 mo. LIBOR US + 0.26%), 1.56%, 7/10/18	310,000	310,268,407
(1 mo. LIBOR US + 0.31%), 1.55%, 8/29/18	250,000	250,044,787
VWCredit, Inc. (c):
1.47%, 10/20/17 (e)	50,000	49,959,634
1.48%, 11/06/17	183,000	182,730,532
Westpac Banking Corp., New York (a):
(3 mo. LIBOR US + 0.35%), 1.66%, 10/20/17	150,000	150,041,396
(1 mo. LIBOR US + 0.50%), 1.74%, 11/21/17	200,000	200,148,538
(1 mo. LIBOR US + 0.52%), 1.75%, 1/08/18	120,000	120,151,525

Commercial Paper	Par (000)	Value
Westpac Banking Corp., New York (a) (continued):
(1 mo. LIBOR US + 0.47%), 1.71%, 2/01/18	$259,000	$259,332,647
Total Commercial Paper — 24.3%		14,126,409,836

Corporate Notes — 0.3%
Toyota Motor Credit Corp., (3 mo. LIBOR US + 0.25%), 1.57%, 12/05/17 (a)	155,000	155,067,712

Municipal Bonds (b) — 1.7%
Idaho Housing & Finance Association, 1.25%, 7/01/41	47,680	47,680,000
Jets Stadium Development LLC:
1.25%, 4/01/47	29,900	29,900,000
1.25%, 4/01/47	38,300	38,300,000
VRDN, Series A-4B, 1.25%, 4/01/47	2,500	2,500,000
Jets Stadium Finance Secured, 1.25%, 4/01/47 (e)	122,695	122,695,000
Maine State Housing Authority, Refunding RB, Series D, VRDN, 1.20%, 11/15/39	42,550	42,550,000
New York State Housing Finance Agency, RB, VRDN, 1.34%, 5/01/49	79,000	79,000,000
RBC Municipal Products Inc. Trust, Refunding RB, VRDN, 1.23%, 12/17/18 (e)	34,000	34,000,000
Rib Floater Trust Various States, RB (e):
Series 19-W, 1.59%, 8/15/22	192,660	192,660,000
VRDN, 1.59%, 7/01/22	404,715	404,715,000
Wheaton College Illinois, RB, Series A, Taxable Multi-Modal Revenue Bonds, 1.28%, 10/01/35	6,750	6,750,000
Total Municipal Bonds — 1.7%		1,000,750,000

Time Deposits
Australia & New Zealand Banking International Group Ltd., 1.07%, 10/02/17	500,000	500,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.08%, 10/02/17	500,000	500,000,000
Barclays Bank PLC, New York, 1.22%, 10/04/17	1,280,000	1,280,000,000

4	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Money Market Master Portfolio

Time Deposits	Par (000)	Value
BNP Paribas SA, New York, 1.16%, 10/04/17	$500,000	$500,000,000
Canadian Imperial Bank of Commerce, New York, 1.05%, 10/02/17	700,000	700,000,000
Credit Industrial Et Commercial, 1.06%, 10/02/17	450,000	450,000,000
Credit Agricole CIB, New York:
1.06%, 10/02/17	1,081,000	1,081,000,000
1.23%, 10/05/17	900,000	900,000,000
DZ Bank Deutsche Genossenschaf, New York, 1.06%, 10/02/17	500,000	500,000,000
ING Bank NV, 1.20%, 10/02/17	239,000	239,000,000
National Australia Bank Ltd., 1.05%, 10/02/17	700,000	700,000,000
Natixis, SA, 1.08%, 10/02/17	1,700,000	1,700,000,000
Nordea Bank Finland PLC, 1.05%, 10/02/17	350,000	350,000,000
Royal Bank of Canada, New York, 1.15%, 10/05/17	500,000	500,000,000

Time Deposits	Par (000)	Value
Skandinaviska Enskilda Banken AB, New York, 1.06%, 10/02/17	$2,200,000	$2,200,000,000
Standard Chartered Bank, New York, 1.06%, 10/02/17	500,000	500,000,000
Svenska Handelsbanken, New York, 1.05%, 10/02/17	2,200,000	2,200,000,000
Swedbank AB, New York:
1.05%, 10/02/17	1,000,000	1,000,000,000
1.14%, 10/05/17	1,000,000	1,000,000,000
Total Time Deposits — 28.9%		16,800,000,000

Total Repurchase Agreements — 8.5%		4,915,000,000
Total Investments (Cost — $58,077,888,096) — 99.9%		58,087,987,237
Other Assets Less Liabilities — 0.1%		44,410,593

Net Assets — 100.0%		$58,132,397,830

Notes to Schedule of Investments

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(d)	Issuer is a U.S. branch of foreign domiciled bank.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
BNP Paribas Securities Corp.	1.26%[1]	9/29/17	10/02/17	$245,000	$245,000	$245,025,725	Corporate Debt Obligations, 1.10% to 7.15%, due 12/01/17 to 9/15/67	$247,825,487	$257,541,764
	1.69%[1]	9/29/17	1/02/18	100,000	100,000	100,445,972	Corporate Debt Obligations, 0.00% to 10.75%, due 3/01/19 to 12/31/49	117,734,167	117,644,503
Total BNP Paribas Securities Corp.					$345,000				$375,186,267
Citigroup Global Markets, Inc.	1.06%[2]	9/29/17	10/02/17	1,000	1,000	1,000,088	U.S. Treasury Obligations, 1.38% to 2.13%, due 12/31/18 to 8/31/20	1,006,981	1,019,527

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	Money Market Master Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Citigroup Global Markets, Inc.	1.21%[1]	9/29/17	10/02/17	$100,000	$100,000	$100,010,083	U.S. Treasury Obligations, 1.38% to 2.50%, due 2/15/44 to 2/15/46	$106,394,300	$102,000,054
	1.83%[1]	9/29/17	1/02/18	220,000	220,000	221,062,417	Corporate Debt Obligations, 0.00% to 6.38%, due 5/17/21 to 10/28/64	894,161,510	235,400,000
Total Citigroup Global Markets, Inc.					$321,000				$338,419,581
Credit Agricole Corp.	1.03%[2]	9/29/17	10/02/17	1,000	1,000	1,000,086	U.S. Treasury Obligations, 0.00% to 3.13%, due 5/15/19 to 8/15/44	1,149,903	1,021,170
Credit Suisse Securities (USA) LLC	1.41%[1]	9/29/17	10/02/17	143,000	143,000	143,016,803	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.00% to 45.36%, due 1/25/20 to 6/15/57	786,222,568	171,604,833
	1.68%[1]	9/29/17	11/03/17	100,000	100,000	100,163,333	Corporate Debt Obligations, 3.88% to 11.50%, due 4/15/18 to 12/31/49	114,961,368	120,000,515
	1.68%[1]	9/29/17	11/03/17	305,000	305,000	305,498,167	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.00% to 7.70%, due 12/20/17 to 5/10/63	4,680,751,729	366,000,615
Total Credit Suisse Securities (USA) LLC					$548,000				$657,605,963
Federal Reserve Bank of New York	1.00%	9/29/17	10/02/17	250,000	250,000	250,020,833	U.S. Treasury Obligation, 3.63%, due 2/15/21	233,917,400	250,020,916
HSBC Securities (USA), Inc.	1.41%[1]	9/29/17	10/30/17	200,000	200,000	200,242,833	Corporate Debt Obligations, 2.63% to 9.50%, due 2/15/18 to 10/15/35	192,275,000	206,001,991
	1.28%[1]	9/29/17	10/02/17	105,000	105,000	105,011,200	Corporate Debt Obligations, 2.70% to 6.10%, due 2/15/18 to 7/26/27	104,007,000	108,152,560
	1.36%[1]	9/29/17	10/02/17	420,000	420,000	420,047,600	Corporate Debt Obligations, 3.45% to 8.00%, due 3/16/18 to 7/15/37	421,206,000	441,003,823
	1.66%[1]	9/29/17	10/30/17	150,000	150,000	150,214,417	Corporate Debt Obligations, 3.70% to 8.75%, due 11/15/20 to 6/19/32	145,898,000	157,504,476
Total HSBC Securities (USA), Inc.					$875,000				$912,662,850
J.P. Morgan Securities LLC	1.28%[1]	9/29/17	10/02/17	65,000	65,000	65,006,933	Corporate Debt Obligations, 0.00% to 6.39%, due 6/25/21 to 9/25/57	555,994,012	74,751,783
	1.34%[1]	9/29/17	10/02/17	25,000	25,000	25,002,792	U.S. Government Sponsored Agency Obligation and Corporate Debt Obligations, 2.08% to 5.72%, due 12/25/19 to 2/15/51	33,301,516	26,750,570

6	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Money Market Master Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
J.P. Morgan Securities LLC	1.51%[1]	9/29/17	10/02/17	$90,000	$90,000	$90,011,325	Corporate Debt Obligations, 0.00% to 12.38%, due 12/01/17 to 7/25/57	$132,494,915	$107,275,974
	1.61%	9/29/17	11/13/17	125,000	125,000	125,251,563	Corporate Debt Obligations, 0.00% to 9.06%, due 1/27/25 to 8/07/37	265,176,934	143,751,748
	1.63%[1]	9/29/17	12/29/17	175,000	175,000	175,721,049	Corporate Debt Obligations, 0.00% to 8.75%, due 7/15/19 to 7/25/57	555,663,702	205,764,553
	1.71%[1]	9/29/17	12/29/17	345,000	345,000	346,491,263	Corporate Debt Obligations, 0.00% to 8.31%, due 10/15/18 to 6/25/57	1,692,737,611	420,713,205
	1.83%[1]	9/29/17	12/29/17	205,000	205,000	205,948,296	U.S. Government Sponsored Agency Obligation and Corporate Debt Obligations, 0.37% to 7.99%, due 8/15/27 to 9/25/57	573,866,541	243,107,710
Total J.P. Morgan Securities LLC					$1,030,000				$1,222,115,543
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.86%[1]	9/29/17	12/03/17	190,000	190,000	190,638,083	Corporate Debt Obligations, 0.00% to 9.48%, due 7/28/20 to 3/12/51	7,137,935,729	233,924,221
Mizuho Security USA, Inc.	1.31%[1]	9/29/17	10/02/17	45,000	45,000	45,004,913	Corporate Debt Obligations, 1.63% to 8.25%, due 1/09/18 to 5/15/97	44,101,022	48,209,405
	1.56%[1]	9/29/17	10/02/17	30,000	30,000	30,003,900	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 4.00% to 4.50%, due 1/21/26 to 9/20/47	28,671,608	30,688,359
	2.14%[1]	9/29/17	11/03/17	44,000	44,000	44,091,544	U.S. Government Sponsored Agency Obligations , 4.00% to 4.50%, due 2/20/47 to 9/01/47	42,600,878	45,241,410
Total Mizuho Security USA, Inc.					$119,000				$124,139,174
RBC Capital Markets LLC	1.24%[1]	9/29/17	10/02/17	680,000	680,000	680,070,267	U.S. Government Sponsored Agency Obligations , 0.00% to 43.86%, due 2/01/23 to 8/25/57	9,464,497,321	706,990,876
Wells Fargo Securities LLC	1.31%[1]	9/29/17	10/02/17	556,000	556,000	556,060,697	Corporate Debt Obligations, 0.00% to 7.10%, due 10/18/17 to 1/15/60	636,595,708	594,495,960
Total					$4,915,000				$5,416,582,521
[1]	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
[2]	Traded in a joint account.

Portfolio Abbreviations

RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (concluded)	Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$58,087,987,237	—	$58,087,987,237

[1] See above Schedule of Investments for values in each security type.

During the period ended September 30, 2017, there were no transfers between levels.

8	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments September 30, 2017 (Unaudited)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
Arconic, Inc.	226,886	$5,644,924
Boeing Co.	331,482	84,266,039
General Dynamics Corp.	165,842	34,093,798
L3 Technologies, Inc.	45,950	8,658,358
Lockheed Martin Corp.	149,235	46,306,128
Northrop Grumman Corp.	103,698	29,835,989
Raytheon Co.	173,310	32,336,180
Rockwell Collins, Inc.	98,121	12,825,396
Textron, Inc. (a)	154,558	8,327,585
TransDigm Group, Inc.	28,666	7,328,463
United Technologies Corp.	444,550	51,603,364

		321,226,224
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	82,640	6,288,904
Expeditors International of Washington, Inc.	109,898	6,578,494
FedEx Corp.	147,215	33,208,760
United Parcel Service, Inc., Class B	411,156	49,375,724

		95,451,882
Airlines — 0.5%
Alaska Air Group, Inc.	71,558	5,457,729
American Airlines Group, Inc.	261,647	12,425,616
Delta Air Lines, Inc.	399,138	19,246,435
Southwest Airlines Co.	330,589	18,506,372
United Continental Holdings, Inc. (b)	151,097	9,198,785

		64,834,937
Auto Components — 0.4%
BorgWarner, Inc.	117,358	6,012,250
Delphi Automotive PLC	160,226	15,766,238
Goodyear Tire & Rubber Co.	146,534	4,872,256
Johnson Controls International PLC	558,604	22,506,155

		49,156,899
Automobiles — 0.5%
Ford Motor Co.	2,347,191	28,095,876
General Motors Co.	785,135	31,703,752
Harley-Davidson, Inc.	100,929	4,865,787

		64,665,415
Banks — 6.4%
Bank of America Corp.	5,858,617	148,457,329
BB&T Corp.	485,871	22,806,785
Citigroup, Inc.	1,626,439	118,307,173
Citizens Financial Group, Inc.	296,166	11,215,806
Comerica, Inc.	107,698	8,213,049
Fifth Third Bancorp	446,691	12,498,414
Huntington Bancshares, Inc.	665,283	9,287,351
JPMorgan Chase & Co.	2,099,094	200,484,468
KeyCorp	664,108	12,498,513
M&T Bank Corp.	91,371	14,714,386

Common Stocks	Shares	Value
Banks (continued)
PNC Financial Services Group, Inc. (e)	285,955	$38,538,155
Regions Financial Corp.	702,941	10,705,791
SunTrust Banks, Inc.	288,510	17,244,243
U.S. Bancorp	948,373	50,823,309
Wells Fargo & Co.	2,668,324	147,158,069
Zions Bancorporation	118,421	5,587,103

		828,539,944
Beverages — 2.0%
Brown-Forman Corp., Class B	113,356	6,155,231
Coca-Cola Co.	2,288,080	102,986,481
Constellation Brands, Inc., Class A	102,679	20,479,327
Dr. Pepper Snapple Group, Inc.	106,715	9,441,076
Molson Coors Brewing Co., Class B	108,560	8,862,838
Monster Beverage Corp. (b)	249,172	13,766,753
PepsiCo, Inc.	850,628	94,785,478

		256,477,184
Biotechnology — 3.2%
AbbVie, Inc.	950,869	84,494,219
Alexion Pharmaceuticals, Inc. (b)	133,393	18,713,704
Amgen, Inc.	435,208	81,144,532
Biogen, Inc. (a)(b)	126,097	39,483,493
Celgene Corp. (b)	466,802	68,069,068
Gilead Sciences, Inc.	779,054	63,118,955
Incyte Corp. (a)(b)	102,748	11,994,801
Regeneron Pharmaceuticals, Inc. (a)(b)	45,981	20,559,025
Vertex Pharmaceuticals, Inc. (b)	150,555	22,890,382

		410,468,179
Building Products — 0.2%
Allegion PLC	55,592	4,807,040
AO Smith Corp.	86,280	5,127,621
Fortune Brands Home & Security, Inc.	95,901	6,447,424
Masco Corp.	185,105	7,220,946

		23,603,031
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	32,950	6,254,899
Ameriprise Financial, Inc.	90,303	13,410,899
Bank of New York Mellon Corp.	617,273	32,727,814
BlackRock, Inc. (e)	72,367	32,354,562
Charles Schwab Corp.	712,918	31,183,033
CME Group, Inc.	202,433	27,466,109
E*Trade Financial Corp. (b)	169,204	7,378,986
Franklin Resources, Inc.	192,659	8,575,252
Goldman Sachs Group, Inc.	215,013	50,998,934
Invesco Ltd.	247,235	8,663,114
Morgan Stanley	845,495	40,727,494
Northern Trust Corp.	130,571	12,003,392
Raymond James Financial, Inc.	74,775	6,305,776

S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Capital Markets (continued)
State Street Corp.	223,583	$21,361,120
T. Rowe Price Group, Inc.	144,329	13,083,424

		312,494,808
Chemicals — 2.2%
Air Products & Chemicals, Inc.	130,691	19,763,093
Albemarle Corp.	65,091	8,872,554
CF Industries Holdings, Inc.	138,621	4,873,914
DowDuPont, Inc.	1,391,653	96,344,137
Eastman Chemical Co.	85,259	7,715,087
Ecolab, Inc.	155,633	20,015,960
FMC Corp.	79,496	7,099,788
International Flavors & Fragrances, Inc.	47,931	6,849,819
LyondellBasell Industries NV, Class A	193,623	19,178,358
Monsanto Co.	262,015	31,394,637
Mosaic Co.	207,653	4,483,228
PPG Industries, Inc.	154,310	16,767,325
Praxair, Inc.	171,093	23,908,536
Sherwin-Williams Co.	49,185	17,610,198

		284,876,634
Commercial Services & Supplies — 0.3%
Cintas Corp.	50,781	7,326,683
Iron Mountain, Inc.	154,662	6,016,352
Republic Services, Inc.	136,001	8,984,226
Stericycle, Inc. (b)	49,455	3,541,967
Waste Management, Inc.	242,531	18,982,901

		44,852,129
Communications Equipment — 1.0%
Cisco Systems, Inc.	2,985,181	100,391,637
F5 Networks, Inc. (b)	37,904	4,569,706
Harris Corp.	70,710	9,311,093
Juniper Networks, Inc.	223,770	6,227,519
Motorola Solutions, Inc.	99,241	8,422,584

		128,922,539
Construction & Engineering — 0.1%
Fluor Corp.	82,221	3,461,504
Jacobs Engineering Group, Inc.	70,035	4,080,940
Quanta Services, Inc. (b)	88,806	3,318,680

		10,861,124
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	37,045	7,639,790
Vulcan Materials Co.	81,053	9,693,939

		17,333,729
Consumer Finance — 0.7%
American Express Co.	437,202	39,549,293
Capital One Financial Corp.	289,609	24,518,298
Discover Financial Services	223,529	14,413,150

Common Stocks	Shares	Value
Consumer Finance (continued)
Navient Corp.	168,799	$2,535,361
Synchrony Financial	449,671	13,962,284

		94,978,386
Containers & Packaging — 0.3%
Avery Dennison Corp.	54,591	5,368,479
Ball Corp.	205,558	8,489,545
Packaging Corp. of America	55,189	6,329,074
Sealed Air Corp.	112,730	4,815,826
WestRock Co.	148,512	8,425,086

		33,428,010
Distributors — 0.1%
Genuine Parts Co.	85,536	8,181,518
LKQ Corp. (b)	180,654	6,501,738

		14,683,256
Diversified Consumer Services — 0.0%
H&R Block, Inc.	122,375	3,240,490
Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B (b)	1,147,285	210,320,286
CBOE Holdings, Inc.	68,698	7,393,966
Intercontinental Exchange, Inc.	351,995	24,182,056
Leucadia National Corp.	188,762	4,766,241
Moody’s Corp.	100,168	13,944,387
Nasdaq, Inc.	72,363	5,613,198
S&P Global, Inc.	153,345	23,969,357

		290,189,491
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	3,665,390	143,573,287
CenturyLink, Inc.	322,148	6,088,597
Level 3 Communications, Inc. (b)	172,462	9,190,500
SBA Communications Corp. (b)	70,903	10,213,577
Verizon Communications, Inc.	2,435,159	120,516,019

		289,581,980
Electric Utilities — 1.7%
American Electric Power Co., Inc.	293,238	20,597,037
Duke Energy Corp.	416,768	34,975,170
Edison International	195,588	15,093,526
Entergy Corp.	105,205	8,033,454
Eversource Energy	192,421	11,629,925
Exelon Corp.	573,983	21,621,940
FirstEnergy Corp.	262,946	8,106,625
NextEra Energy, Inc.	277,972	40,736,797
Pinnacle West Capital Corp.	66,548	5,627,299
PPL Corp.	409,277	15,532,062
Southern Co.	596,804	29,326,949
Xcel Energy, Inc.	305,285	14,446,086

		225,726,870

2	S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Electrical Equipment — 0.6%
Acuity Brands, Inc. (a)	24,532	$4,201,841
AMETEK, Inc.	135,148	8,925,174
Eaton Corp. PLC	266,828	20,489,722
Emerson Electric Co.	384,767	24,178,758
Rockwell Automation, Inc.	77,486	13,808,780

		71,604,275
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	182,393	15,437,744
Corning, Inc.	541,234	16,193,721
FLIR Systems, Inc.	81,968	3,189,375
TE Connectivity Ltd.	212,321	17,635,382

		52,456,222
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	250,848	9,186,054
Halliburton Co.	519,281	23,902,504
Helmerich & Payne, Inc.	63,592	3,313,779
National Oilwell Varco, Inc.	231,780	8,281,499
Schlumberger Ltd.	830,317	57,922,914
TechnipFMC PLC (b)	257,556	7,190,964

		109,797,714
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	262,422	43,113,310
CVS Health Corp.	607,396	49,393,443
Kroger Co.	541,698	10,866,462
Sysco Corp.	290,781	15,687,635
Wal-Mart Stores, Inc.	873,810	68,279,513
Walgreens Boots Alliance, Inc.	549,468	42,429,919

		229,770,282
Food Products — 1.2%
Archer-Daniels-Midland Co.	337,888	14,363,619
Campbell Soup Co.	112,425	5,263,738
Conagra Brands, Inc.	253,496	8,552,955
General Mills, Inc.	346,360	17,927,594
Hershey Co.	85,736	9,359,799
Hormel Foods Corp.	154,840	4,976,558
J.M. Smucker Co.	67,617	7,095,052
Kellogg Co.	150,460	9,384,190
Kraft Heinz Co.	356,343	27,634,400
McCormick & Co., Inc.	72,889	7,481,327
Mondelez International, Inc., Class A	900,709	36,622,828
Tyson Foods, Inc., Class A	174,479	12,292,045

		160,954,105
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	1,037,539	55,363,028
Align Technology, Inc. (b)	42,136	7,848,673
Baxter International, Inc.	298,514	18,731,753
Becton Dickinson & Co.	135,732	26,596,685
Boston Scientific Corp. (b)	820,488	23,933,635

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
C.R. Bard, Inc.	43,574	$13,965,467
Cooper Cos., Inc.	29,002	6,876,664
Danaher Corp.	365,209	31,327,628
Dentsply Sirona, Inc.	139,448	8,340,385
Edwards Lifesciences Corp. (b)	126,584	13,836,897
Hologic, Inc. (b)	163,915	6,014,041
IDEXX Laboratories, Inc. (b)	51,887	8,067,909
Intuitive Surgical, Inc. (a)(b)	22,209	23,227,949
Medtronic PLC	809,310	62,940,039
ResMed, Inc.	83,059	6,392,221
Stryker Corp.	191,733	27,229,921
Varian Medical Systems, Inc. (a)(b)	54,702	5,473,482
Zimmer Biomet Holdings, Inc.	121,489	14,225,147

		360,391,524
Health Care Providers & Services — 2.7%
Aetna, Inc.	194,042	30,854,618
AmerisourceBergen Corp.	94,642	7,831,625
Anthem, Inc.	153,330	29,114,300
Cardinal Health, Inc.	190,937	12,777,504
Centene Corp. (b)	104,692	10,131,045
Cigna Corp.	150,001	28,041,187
DaVita, Inc. (b)	90,527	5,376,399
Envision Healthcare Corp. (b)	69,123	3,107,079
Express Scripts Holding Co. (b)	346,289	21,927,019
HCA Healthcare, Inc. (b)	175,211	13,945,043
Henry Schein, Inc. (a)(b)	96,243	7,890,964
Humana, Inc.	86,348	21,036,963
Laboratory Corp. of America Holdings (b)	59,775	9,024,232
McKesson Corp.	125,780	19,321,066
Patterson Cos., Inc.	47,484	1,835,257
Quest Diagnostics, Inc.	83,197	7,790,567
UnitedHealth Group, Inc.	576,105	112,830,164
Universal Health Services, Inc., Class B	52,271	5,798,945

		348,633,977
Health Care Technology — 0.1%
Cerner Corp. (b)	189,247	13,497,096
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	244,594	15,793,434
Chipotle Mexican Grill, Inc. (a)(b)	14,640	4,506,631
Darden Restaurants, Inc.	74,092	5,836,968
Hilton Worldwide Holdings, Inc.	124,726	8,662,221
Marriott International, Inc., Class A	186,559	20,569,995
McDonald’s Corp.	483,012	75,678,320
MGM Resorts International	313,732	10,224,526
Royal Caribbean Cruises Ltd.	103,840	12,309,193
Starbucks Corp.	862,984	46,350,871
Wyndham Worldwide Corp.	60,914	6,420,945
Wynn Resorts Ltd.	48,976	7,293,506

S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	206,301	$15,185,817

		228,832,427
Household Durables — 0.4%
D.R. Horton, Inc.	199,014	7,946,629
Garmin Ltd.	67,037	3,617,987
Leggett & Platt, Inc.	77,738	3,710,435
Lennar Corp., Class A	118,127	6,237,106
Mohawk Industries, Inc. (b)	38,505	9,530,372
Newell Brands, Inc.	287,952	12,286,912
PulteGroup, Inc.	164,364	4,492,068
Whirlpool Corp.	43,002	7,931,289

		55,752,798
Household Products — 1.7%
Church & Dwight Co., Inc.	147,531	7,147,877
Clorox Co.	78,371	10,337,919
Colgate-Palmolive Co.	525,800	38,304,530
Kimberly-Clark Corp.	211,402	24,877,787
Procter & Gamble Co.	1,520,615	138,345,553

		219,013,666
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	388,222	4,278,207
NRG Energy, Inc.	174,951	4,476,996

		8,755,203
Industrial Conglomerates — 2.1%
3M Co.	355,843	74,691,446
General Electric Co.	5,173,280	125,089,886
Honeywell International, Inc.	454,381	64,403,963
Roper Technologies, Inc.	61,255	14,909,467

		279,094,762
Insurance — 2.7%
Aflac, Inc.	237,912	19,363,658
Allstate Corp.	215,113	19,771,036
American International Group, Inc.	541,905	33,267,548
Aon PLC	151,050	22,068,405
Arthur J Gallagher & Co.	105,008	6,463,242
Assurant, Inc.	31,301	2,989,872
Brighthouse Financial, Inc. (b)	57,410	3,490,528
Chubb Ltd.	276,976	39,482,929
Cincinnati Financial Corp.	87,398	6,692,065
Everest Re Group Ltd.	23,935	5,466,515
Hartford Financial Services Group, Inc.	219,638	12,174,534
Lincoln National Corp.	130,619	9,597,884
Loews Corp.	163,488	7,824,536
Marsh & McLennan Cos., Inc.	306,410	25,680,222
MetLife, Inc.	638,124	33,150,490
Principal Financial Group, Inc.	161,991	10,422,501
Progressive Corp.	348,400	16,869,528

Common Stocks	Shares	Value
Insurance (continued)
Prudential Financial, Inc.	255,866	$27,203,673
Torchmark Corp.	64,505	5,166,205
Travelers Cos., Inc.	164,993	20,214,942
Unum Group	134,379	6,870,798
Willis Towers Watson PLC	80,432	12,405,027
XL Group Ltd.	153,302	6,047,764

		352,683,902
Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc. (b)	237,910	228,714,778
Expedia, Inc.	71,880	10,346,407
Netflix, Inc. (b)	257,591	46,714,128
Priceline Group, Inc. (a)(b)	29,283	53,611,902
TripAdvisor, Inc. (b)	62,850	2,547,311

		341,934,526
Internet Software & Services — 4.8%
Akamai Technologies, Inc. (b)	102,106	4,974,605
Alphabet, Inc., Class A (b)	177,825	173,151,759
Alphabet, Inc., Class C (b)	180,121	172,755,852
eBay, Inc. (b)	595,289	22,894,815
Facebook, Inc., Class A (b)	1,414,086	241,624,875
VeriSign, Inc. (a)(b)	51,526	5,481,851

		620,883,757
IT Services — 4.0%
Accenture PLC, Class A	368,410	49,761,139
Alliance Data Systems Corp.	28,163	6,239,513
Automatic Data Processing, Inc.	265,520	29,026,646
Cognizant Technology Solutions Corp., Class A	353,188	25,620,258
CSRA, Inc.	93,680	3,023,054
DXC Technology Co.	171,590	14,736,149
Fidelity National Information Services, Inc.	198,490	18,536,981
Fiserv, Inc. (b)	126,989	16,376,501
Gartner, Inc. (a)(b)	52,808	6,569,843
Global Payments, Inc. (a)	92,693	8,808,616
International Business Machines Corp.	517,508	75,080,061
Mastercard, Inc., Class A	556,301	78,549,701
Paychex, Inc.	193,665	11,612,153
PayPal Holdings, Inc. (b)	674,190	43,168,386
Total System Services, Inc.	99,065	6,488,757
Visa, Inc., Class A	1,090,563	114,770,745
Western Union Co.	278,703	5,351,098

		513,719,601
Leisure Products — 0.1%
Hasbro, Inc.	66,185	6,464,289
Mattel, Inc.	198,376	3,070,860

		9,535,149

4	S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	194,103	$12,461,413
Illumina, Inc. (b)	87,593	17,448,526
Mettler-Toledo International, Inc. (a)(b)	15,258	9,553,949
PerkinElmer, Inc.	65,522	4,519,052
Quintiles IMS Holdings, Inc. (b)	92,457	8,789,887
Thermo Fisher Scientific, Inc.	238,707	45,163,365
Waters Corp. (b)	46,791	8,399,920

		106,336,112
Machinery — 1.6%
Caterpillar, Inc.	352,891	44,009,037
Cummins, Inc.	94,628	15,900,343
Deere & Co.	191,087	23,998,616
Dover Corp.	92,089	8,416,014
Flowserve Corp.	76,248	3,247,402
Fortive Corp.	183,255	12,972,622
Illinois Tool Works, Inc.	185,270	27,412,549
Ingersoll-Rand PLC	149,367	13,319,055
PACCAR, Inc.	211,616	15,308,302
Parker-Hannifin Corp.	80,171	14,031,528
Pentair PLC	97,664	6,637,245
Snap-on, Inc.	34,277	5,107,616
Stanley Black & Decker, Inc.	92,286	13,932,417
Xylem, Inc.	109,951	6,886,231

		211,178,977
Media — 2.9%
CBS Corp., Class B	218,725	12,686,050
Charter Communications, Inc., Class A (b)	120,000	43,610,400
Comcast Corp., Class A	2,806,815	108,006,203
Discovery Communications, Inc., Class A (a)(b)	87,189	1,856,254
Discovery Communications, Inc., Class C (a)(b)	122,201	2,475,792
DISH Network Corp., Class A (b)	132,510	7,186,017
IHS Markit Ltd. (b)	219,526	9,676,706
Interpublic Group of Cos., Inc.	227,431	4,728,290
News Corp., Class A	236,359	3,134,120
News Corp., Class B	53,983	736,868
Omnicom Group, Inc.	136,243	10,091,519
Scripps Networks Interactive, Inc., Class A	56,495	4,852,356
Time Warner, Inc.	463,449	47,480,350
Twenty-First Century Fox, Inc., Class A	618,607	16,318,853
Twenty-First Century Fox, Inc., Class B	272,149	7,018,723
Viacom, Inc., Class B	205,754	5,728,191
Walt Disney Co.	921,324	90,814,907

		376,401,599
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. (b)	810,698	11,382,200

Common Stocks	Shares	Value
Metals & Mining (continued)
Newmont Mining Corp.	321,516	$12,060,065
Nucor Corp.	193,946	10,868,734

		34,310,999
Multi-Utilities — 1.2%
Alliant Energy Corp.	140,846	5,854,968
Ameren Corp.	143,037	8,273,260
CenterPoint Energy, Inc.	251,857	7,356,743
CMS Energy Corp.	166,727	7,722,795
Consolidated Edison, Inc.	186,554	15,051,177
Dominion Energy, Inc.	382,318	29,411,724
DTE Energy Co.	108,746	11,674,971
NiSource, Inc.	181,090	4,634,093
PG&E Corp.	305,050	20,770,854
Public Service Enterprise Group, Inc.	304,849	14,099,266
SCANA Corp.	83,884	4,067,535
Sempra Energy	150,185	17,140,614
WEC Energy Group, Inc.	190,867	11,982,630

		158,040,630
Multiline Retail — 0.4%
Dollar General Corp.	156,751	12,704,669
Dollar Tree, Inc. (b)	143,247	12,436,704
Kohl’s Corp.	98,392	4,491,595
Macy’s, Inc.	176,133	3,843,222
Nordstrom, Inc.	68,407	3,225,390
Target Corp.	328,434	19,380,890

		56,082,470
Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	336,104	16,418,680
Andeavor	87,756	9,052,031
Apache Corp.	230,928	10,576,502
Cabot Oil & Gas Corp.	275,949	7,381,636
Chesapeake Energy Corp. (a)(b)	529,785	2,278,075
Chevron Corp.	1,129,438	132,708,965
Cimarex Energy Co.	58,370	6,634,918
Concho Resources, Inc. (b)	89,503	11,789,335
ConocoPhillips	726,188	36,345,709
Devon Energy Corp.	317,074	11,639,786
EOG Resources, Inc.	344,343	33,311,742
EQT Corp.	105,308	6,870,294
Exxon Mobil Corp.	2,525,957	207,077,873
Hess Corp.	157,721	7,395,538
Kinder Morgan, Inc.	1,146,971	21,998,904
Marathon Oil Corp.	503,091	6,821,914
Marathon Petroleum Corp.	302,497	16,964,032
Newfield Exploration Co. (a)(b)	116,858	3,467,177
Noble Energy, Inc.	283,916	8,051,858
Occidental Petroleum Corp.	457,003	29,344,163
ONEOK, Inc.	229,064	12,692,436
Phillips 66	255,342	23,391,881
Pioneer Natural Resources Co.	102,059	15,057,785

S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	131,419	$2,571,870
Valero Energy Corp.	265,129	20,396,374
Williams Cos., Inc.	499,125	14,978,741

		675,218,219
Paper & Forest Products — 0.1%
International Paper Co.	248,986	14,147,385
Personal Products — 0.1%
Coty, Inc., Class A	274,000	4,529,220
Estee Lauder Cos., Inc., Class A	134,496	14,504,049

		19,033,269
Pharmaceuticals — 4.8%
Allergan PLC	199,691	40,926,670
Bristol-Myers Squibb Co.	978,909	62,395,660
Eli Lilly & Co.	577,503	49,399,607
Johnson & Johnson	1,599,924	208,006,119
Merck & Co., Inc.	1,631,082	104,438,180
Mylan NV (b)	325,073	10,197,540
Perrigo Co. PLC	77,467	6,557,582
Pfizer, Inc.	3,560,256	127,101,104
Zoetis, Inc.	293,032	18,683,720

		627,706,182
Professional Services — 0.2%
Equifax, Inc.	73,274	7,766,311
Nielsen Holdings PLC	196,435	8,142,231
Robert Half International, Inc.	74,783	3,764,576
Verisk Analytics, Inc. (a)(b)	94,221	7,838,245

		27,511,363
Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc. (a)	55,441	6,595,816
American Tower Corp.	255,858	34,970,671
Apartment Investment & Management Co., Class A	91,141	3,997,444
AvalonBay Communities, Inc.	82,843	14,780,848
Boston Properties, Inc.	94,106	11,563,745
Crown Castle International Corp.	242,560	24,251,149
Digital Realty Trust, Inc.	122,417	14,485,604
Duke Realty Corp.	208,164	5,999,286
Equinix, Inc.	46,469	20,739,115
Equity Residential	220,571	14,542,246
Essex Property Trust, Inc.	39,611	10,062,382
Extra Space Storage, Inc. (a)	77,234	6,172,541
Federal Realty Investment Trust	42,469	5,275,074
GGP, Inc.	366,286	7,607,760
HCP, Inc.	275,244	7,660,041
Host Hotels & Resorts, Inc.	434,468	8,033,313
Kimco Realty Corp. (a)	249,356	4,874,910
Macerich Co.	64,673	3,555,075

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc.	66,350	$7,091,488
Prologis, Inc.	318,438	20,208,075
Public Storage	89,625	19,178,854
Realty Income Corp. (a)	160,650	9,187,574
Regency Centers Corp.	86,603	5,372,850
Simon Property Group, Inc. (a)	187,157	30,134,149
SL Green Realty Corp.	58,685	5,945,964
UDR, Inc.	164,285	6,247,759
Ventas, Inc.	214,309	13,957,945
Vornado Realty Trust (a)	101,338	7,790,865
Welltower, Inc.	222,184	15,615,092
Weyerhaeuser Co.	456,561	15,536,737

		361,434,372
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (b)	174,809	6,621,765
Road & Rail — 0.9%
CSX Corp.	545,545	29,601,271
JB Hunt Transport Services, Inc.	50,885	5,652,306
Kansas City Southern	62,228	6,762,939
Norfolk Southern Corp.	172,550	22,818,012
Union Pacific Corp.	477,974	55,430,645

		120,265,173
Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc. (a)(b)	473,862	6,041,740
Analog Devices, Inc.	220,529	19,002,984
Applied Materials, Inc.	637,974	33,232,066
Broadcom Ltd.	242,729	58,871,492
Intel Corp.	2,807,904	106,924,946
KLA-Tencor Corp.	91,720	9,722,320
Lam Research Corp.	97,106	17,968,494
Microchip Technology, Inc.	137,016	12,301,296
Micron Technology, Inc. (b)	665,390	26,169,789
NVIDIA Corp.	357,991	63,998,051
Qorvo, Inc. (b)	73,781	5,214,841
QUALCOMM, Inc.	885,265	45,892,138
Skyworks Solutions, Inc.	107,948	10,999,901
Texas Instruments, Inc.	591,789	53,047,966
Xilinx, Inc.	145,689	10,319,152

		479,707,176
Software — 5.0%
Activision Blizzard, Inc.	450,766	29,078,915
Adobe Systems, Inc. (b)	293,954	43,852,058
ANSYS, Inc. (b)	49,472	6,071,698
Autodesk, Inc. (b)	131,436	14,755,005
CA, Inc.	183,640	6,129,903
Cadence Design Systems, Inc. (a)(b)	171,359	6,763,540
Citrix Systems, Inc. (b)	83,916	6,446,427
Electronic Arts, Inc. (b)	184,561	21,789,272

6	S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Software (continued)
Intuit, Inc.	145,381	$20,664,455
Microsoft Corp.	4,595,048	342,285,051
Oracle Corp.	1,802,365	87,144,348
Red Hat, Inc. (b)	105,055	11,646,397
salesforce.com, Inc. (b)	408,319	38,145,161
Symantec Corp.	368,502	12,090,551
Synopsys, Inc. (b)	87,886	7,077,460

		653,940,241
Specialty Retail — 2.1%
Advance Auto Parts, Inc. (a)	42,609	4,226,813
AutoZone, Inc. (b)	16,498	9,818,125
Best Buy Co., Inc.	160,888	9,164,180
CarMax, Inc. (b)	111,776	8,473,739
Foot Locker, Inc.	76,660	2,699,965
Gap, Inc.	129,253	3,816,841
Home Depot, Inc.	703,167	115,009,995
L Brands, Inc.	152,020	6,325,552
Lowe’s Cos., Inc.	504,299	40,313,662
O’Reilly Automotive, Inc. (b)	53,193	11,456,176
Ross Stores, Inc.	234,174	15,120,615
Signet Jewelers Ltd.	35,334	2,351,478
Tiffany & Co.	59,106	5,424,749
TJX Cos., Inc.	381,033	28,093,563
Tractor Supply Co.	76,121	4,817,698
Ulta Salon Cosmetics & Fragrance, Inc. (b)	35,557	8,038,015

		275,151,166
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	3,081,960	474,991,521
Hewlett Packard Enterprise Co.	984,583	14,483,216
HP, Inc.	997,927	19,918,623
NetApp, Inc.	165,118	7,225,564
Seagate Technology PLC	168,099	5,575,844
Western Digital Corp.	177,736	15,356,390
Xerox Corp.	127,600	4,247,804

		541,798,962
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	163,808	6,598,186
Hanesbrands, Inc.	211,689	5,216,017

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings Ltd. (b)	90,090	$4,310,807
NIKE, Inc., Class B	787,252	40,819,016
PVH Corp.	44,958	5,667,406
Ralph Lauren Corp.	31,377	2,770,275
Under Armour, Inc., Class A (a)(b)	103,468	1,705,153
Under Armour, Inc., Class C (a)(b)	105,511	1,584,775
VF Corp.	199,537	12,684,567

		81,356,202
Thrifts & Mortgage Finance — 0.0%
People’s United Financial, Inc.	220,243	3,995,208
Tobacco — 1.4%
Altria Group, Inc.	1,144,648	72,593,576
Philip Morris International, Inc.	926,275	102,825,788

		175,419,364
Trading Companies & Distributors — 0.2%
Fastenal Co.	168,859	7,696,593
United Rentals, Inc. (b)	51,357	7,125,270
W.W. Grainger, Inc.	31,463	5,655,475

		20,477,338
Water Utilities — 0.1%
American Water Works Co., Inc.	104,989	8,494,660
Total Long-Term Investments (Cost — $7,927,034,400) — 99.1%		12,877,532,959

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (c)(d)(e)	80,879,970	80,904,234
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (c)(e)	105,072,055	105,072,055
Total Short-Term Securities (Cost — $185,966,542) — 1.4%		185,976,289
Total Investments (Cost — $8,113,000,942) — 100.5%		13,063,509,248
Liabilities in Excess of Other Assets — (0.5)%		(66,745,821)

Net Assets — 100.0%		$12,996,763,427

S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Notes to Schedule of Investments

(a)	Security, or a portion of the security, is on loan.

(b)	Non-income producing security.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/ or Related Parties	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation
BlackRock, Inc.	60,705	11,662		—	72,367	$32,354,562	$512,778		—	$4,686,505
BlackRock Cash Funds: Institutional, SL Agency Shares	67,939,998	12,939,972	[1]	—	80,879,970	80,904,234	232,007	[2]	$(792)	2,072
BlackRock Cash Funds: Treasury, SL Agency Shares	485,190,196	—		(380,118,141)[3]	105,072,055	105,072,055	1,237,499		—	—
PNC Financial Services Group, Inc.	242,967	46,203		(3,215)	285,955	38,538,155	495,471		1,354	4,831,915
Total						$256,869,006	$2,477,755		$562	$9,520,492

[1] Represents net shares purchased.

[2]    Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares sold.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	930	December 2017	$116,999	$705,733

8	S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio’s has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$12,877,532,959	—	—	$12,877,532,959
Short-Term Securities	185,976,289	—	—	185,976,289

Total	$13,063,509,248	—	—	$13,063,509,248

Derivative Financial Instruments [2]
Assets:
Equity contracts	$705,733	—	—	$705,733

[1] See above Schedule of Investments for values in each industry.

[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	9

Schedule of Investments September 30, 2017 (Unaudited)	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 4.7%
AGL Energy Ltd.	35,586	$653,452
Alumina Ltd.	163,866	283,977
Amcor Ltd.	57,388	686,381
AMP Ltd.	150,512	571,535
APA Group (a)	66,494	436,192
Aristocrat Leisure Ltd.	27,113	447,840
ASX Ltd.	11,763	484,827
Aurizon Holdings Ltd.	84,172	324,364
AusNet Services	88,260	117,118
Australia & New Zealand Banking Group Ltd.	147,680	3,439,996
Bank of Queensland Ltd.	5,125	52,300
Bendigo & Adelaide Bank Ltd. (b)	28,052	256,119
BHP Billiton Ltd.	158,435	3,213,028
Boral Ltd.	68,366	364,522
Brambles Ltd.	85,150	602,695
Caltex Australia Ltd.	14,445	364,468
Challenger Ltd.	31,089	304,743
CIMIC Group Ltd.	5,528	192,107
Coca-Cola Amatil Ltd.	17,933	108,854
Cochlear Ltd.	3,188	398,769
Commonwealth Bank of Australia	89,058	5,273,409
Computershare Ltd.	29,614	336,926
Crown Resorts Ltd. (b)	8,556	76,078
CSL Ltd.	22,547	2,373,593
Dexus	50,587	377,501
Domino’s Pizza Enterprises Ltd. (b)	3,497	125,990
Flight Centre Travel Group Ltd. (b)	1,384	48,983
Fortescue Metals Group Ltd.	88,953	360,237
Goodman Group	91,472	592,241
GPT Group	85,677	333,856
Harvey Norman Holdings Ltd. (b)	53,399	162,880
Healthscope Ltd. (b)	82,216	107,927
Incitec Pivot Ltd.	96,223	272,612
Insurance Australia Group Ltd.	121,044	606,235
Lend Lease Group (a)	31,290	440,852
Macquarie Group Ltd.	17,178	1,229,876
Medibank Pvt Ltd.	149,927	343,990
Mirvac Group (b)	246,062	442,637
National Australia Bank Ltd.	135,195	3,351,876
Newcrest Mining Ltd.	33,676	554,299
Oil Search Ltd.	69,216	381,883
Orica Ltd.	17,936	279,191
Origin Energy Ltd. (c)	106,906	629,597
Qantas Airways Ltd.	21,423	98,124
QBE Insurance Group Ltd.	71,450	563,281
Ramsay Health Care Ltd.	7,590	371,372
REA Group Ltd.	2,994	157,705
Rio Tinto Ltd.	19,196	1,006,157
Santos Ltd. (c)	98,828	313,394
Scentre Group	281,927	870,286
Seek Ltd.	19,975	260,816
Sonic Healthcare Ltd.	11,936	196,142
South32 Ltd.	304,115	786,750

Common Stocks	Shares	Value
Australia (continued)
Stockland	120,177	$405,849
Suncorp Group Ltd.	74,741	767,443
Sydney Airport (a)	56,475	315,386
Tabcorp Holdings Ltd. (b)	54,398	182,351
Tatts Group Ltd.	71,110	222,467
Telstra Corp. Ltd.	205,182	562,087
TPG Telecom Ltd. (b)	14,159	54,203
Transurban Group (a)	104,284	973,835
Treasury Wine Estates Ltd.	38,071	409,559
Vicinity Centres (b)	174,986	365,484
Wesfarmers Ltd.	57,941	1,880,969
Westfield Corp.	107,826	663,892
Westpac Banking Corp.	171,113	4,304,094
Woodside Petroleum Ltd. (b)	39,806	911,481
Woolworths Ltd.	65,903	1,305,128

		49,954,211
Austria — 0.2%
Andritz AG	5,013	289,722
Erste Group Bank AG (c)	15,382	664,580
OMV AG	7,068	412,066
Raiffeisen Bank International AG (c)	4,478	150,091
Voestalpine AG	5,074	258,739

		1,775,198
Belgium — 0.8%
Ageas	11,094	521,792
Anheuser-Busch InBev SA	39,051	4,668,048
Colruyt SA (b)	3,569	182,869
Groupe Bruxelles Lambert SA	2,279	239,892
KBC Group NV	14,237	1,207,865
Proximus	7,301	251,694
Solvay SA (b)	4,091	611,599
Telenet Group Holding NV (c)	305	20,189
UCB SA	6,867	489,399
Umicore SA	5,610	464,427

		8,657,774
Brazil — 1.1%
Ambev SA	240,978	1,600,864
B3 SA — Brasil Bolsa Balcao	113,932	861,554
Banco Bradesco SA — ADR	53,586	565,105
Banco do Brasil SA	49,100	541,051
Banco Santander Brasil SA	23,639	206,300
BB Seguridade Participacoes SA	15,068	136,210
BR Malls Participacoes SA	20,481	90,986
BRF SA (c)	26,134	376,850
CCR SA	73,969	413,618
Centrais Eletricas Brasileiras SA (c)	14,343	89,487
Cia de Saneamento Basico do Estado de Sao Paulo	26,471	278,154
Cielo SA	69,597	483,003

TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Brazil (continued)
Companhia Siderurgica Nacional SA (c)	48,700	$147,769
Cosan SA Industria e Comercio	1,800	20,574
CPFL Energia SA	21,040	180,828
Duratex SA	5,621	16,807
EDP — Energias do Brasil SA	900	4,302
Embraer SA	37,700	212,953
Engie Brasil Energia SA	4,600	52,650
Equatorial Energia SA	13,600	263,012
Fibria Celulose SA	10,300	139,354
Hypermarcas SA	19,300	196,221
JBS SA	31,400	84,271
Kroton Educacional SA	42,168	266,949
Localiza Rent a Car SA	11,277	205,483
Lojas Americanas SA	7,200	35,714
Lojas Renner SA	12,067	137,390
M Dias Branco SA	4,500	70,616
Multiplan Empreendimentos Imobiliarios SA	4,850	112,294
Natura Cosmeticos SA	8,200	80,779
Odontoprev SA	28,989	141,231
Petroleo Brasileiro SA (c)	164,300	820,164
Porto Seguro SA	4,400	52,333
Qualicorp SA	8,500	101,716
Raia Drogasil SA	9,300	220,230
Rumo SA (c)	53,100	202,699
Sul America SA	10,107	57,091
Tim Participacoes SA	41,040	149,665
Ultrapar Participacoes SA	18,632	443,041
Vale SA	168,284	1,693,387
WEG SA	37,551	253,727

		12,006,432
Canada — 6.6%
Agnico Eagle Mines Ltd.	12,637	571,108
Agrium, Inc.	7,173	768,723
Alimentation Couche Tard, Inc., Class B	21,676	988,471
AltaGas Ltd.	10,487	241,552
ARC Resources Ltd. (b)	22,432	309,041
Atco Ltd. Class I	1,377	50,544
Bank of Montreal	31,683	2,397,777
Bank of Nova Scotia	61,194	3,933,287
Barrick Gold Corp.	65,604	1,055,763
BCE, Inc.	6,975	326,795
BlackBerry Ltd. (c)	30,297	338,724
Bombardier, Inc., Class B (c)	49,282	89,263
Brookfield Asset Management, Inc., Class A	44,287	1,828,625
CAE, Inc.	17,287	302,445
Cameco Corp. (b)	31,008	299,456

Common Stocks	Shares	Value
Canada (continued)
Canadian Imperial Bank of Commerce (b)	18,672	$1,633,678
Canadian National Railway Co. (b)	39,149	3,243,617
Canadian Natural Resources Ltd.	53,304	1,785,273
Canadian Pacific Railway Ltd.	7,324	1,230,185
Canadian Tire Corp. Ltd., Class A (b)	4,121	513,048
Canadian Utilities Ltd., Class A	5,686	176,584
CCL Industries, Inc., Class B	9,310	450,521
Cenovus Energy, Inc.	59,317	594,715
CGI Group, Inc., Class A (c)	8,238	427,168
CI Financial Corp.	16,727	365,842
Constellation Software, Inc.	1,101	600,677
Crescent Point Energy Corp. (b)	30,179	242,351
Dollarama, Inc.	5,518	603,785
Element Fleet Management Corp. (b)	19,100	141,595
Empire Co. Ltd., Class A	12,024	212,775
Enbridge, Inc.	83,360	3,482,046
Encana Corp.	42,395	499,124
Fairfax Financial Holdings Ltd.	1,505	783,203
Finning International, Inc.	7,357	168,219
First Capital Realty, Inc.	10,928	172,361
First Quantum Minerals Ltd.	20,009	224,665
Fortis, Inc.	21,394	767,801
Franco-Nevada Corp.	9,165	709,989
George Weston Ltd.	3,435	299,109
Gildan Activewear, Inc.	13,076	408,602
Goldcorp, Inc.	47,698	619,281
Great-West Lifeco, Inc.	17,087	491,761
H&R Real Estate Investment Trust	11,922	205,810
Husky Energy, Inc. (c)	15,100	189,030
Hydro One Ltd. (d)	6,642	120,943
IGM Financial, Inc.	4,062	136,534
Imperial Oil Ltd. (b)	16,836	537,834
Industrial Alliance Insurance & Financial Services, Inc.	6,144	278,210
Intact Financial Corp.	7,844	647,951
Inter Pipeline Ltd.	18,400	381,198
Jean Coutu Group PJC, Inc., Class A	3,208	62,476
Keyera Corp.	12,123	370,564
Kinross Gold Corp. (c)	76,176	322,958
Linamar Corp.	2,834	172,936
Loblaw Cos. Ltd.	13,112	715,630
Magna International, Inc.	18,513	988,003
Manulife Financial Corp.	104,615	2,122,064
Methanex Corp. (b)	4,533	227,785
Metro, Inc.	13,402	460,893
National Bank of Canada	12,958	623,625
Onex Corp.	4,171	321,880
Open Text Corp.	14,444	466,051
Pembina Pipeline Corp. (b)	22,045	773,496

2	TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Canada (continued)
Potash Corp. of Saskatchewan, Inc.	43,625	$839,810
Power Corp. of Canada	21,464	545,481
Power Financial Corp.	12,359	342,813
PrairieSky Royalty Ltd.	13,775	352,503
Restaurant Brands International, Inc.	11,738	749,953
RioCan Real Estate Investment Trust	4,172	80,013
Rogers Communications, Inc., Class B	18,467	952,247
Royal Bank of Canada	73,095	5,655,453
Saputo, Inc.	10,865	376,084
Seven Generations Energy Ltd., Class A (c)	12,030	190,320
Shaw Communications, Inc., Class B	24,107	554,881
Shopify, Inc., Class A (b)(c)	4,104	477,317
SNC-Lavalin Group, Inc.	9,239	417,541
Sun Life Financial, Inc.	31,375	1,249,468
Suncor Energy, Inc.	88,350	3,096,410
Teck Resources Ltd., Class B	29,137	613,447
TELUS Corp.	11,593	416,986
Thomson Reuters Corp.	11,366	521,501
Toronto-Dominion Bank	95,531	5,378,524
Tourmaline Oil Corp. (c)	10,430	212,069
TransCanada Corp.	44,078	2,178,554
Turquoise Hill Resources Ltd. (c)	39,981	123,684
Valeant Pharmaceuticals International, Inc. (b)(c)	12,671	181,573
Veresen, Inc. (e)	19,009	285,028
West Fraser Timber Co. Ltd.	5,235	302,080
Wheaton Precious Metals Corp.	23,967	457,155
Yamana Gold, Inc.	72,015	190,462

		71,216,777
Chile — 0.3%
AES Gener SA	90,837	31,782
Aguas Andinas SA, Class A	76,400	48,609
Banco de Chile	1,453,791	221,754
Banco de Credito e Inversiones	747	47,243
Banco Santander Chile SA	1,921,256	142,852
Cencosud SA	73,021	223,222
Colbun SA	466,420	112,770
Companhia Cervecerias Unidas SA	4,404	59,291
Empresa Nacional de Electricidad SA	204,788	178,805
Empresa Nacional de Telecomunicaciones SA	2,032	21,016
Empresas CMPC SA	103,011	271,155
Empresas COPEC SA	24,294	318,086
Enersis Chile SA	1,181,655	144,077
Enersis SA	1,755,061	359,348
Itau CorpBanca	2,375,873	22,361

Common Stocks	Shares	Value
Chile (continued)
Latam Airlines Group SA	19,853	$261,295
SACI Falabella	35,710	348,251

		2,811,917
China — 6.2%
3SBio, Inc. (c)(d)	78,500	126,269
58.com, Inc. — ADR (b)(c)	4,858	306,734
AAC Technologies Holdings, Inc.	39,500	668,403
Agricultural Bank of China Ltd., Class H	1,380,000	621,207
Air China Ltd., Class H	62,000	51,568
Alibaba Group Holding Ltd. — ADR (b)(c)	58,817	10,158,284
Aluminum Corp. of China Ltd., Class H (b)(c)	328,000	294,272
Anhui Conch Cement Co. Ltd., Class H	79,500	319,091
ANTA Sports Products Ltd.	81,000	340,628
AviChina Industry & Technology Co. Ltd., Class H (b)	116,000	70,220
Baidu, Inc. — ADR (c)	14,295	3,540,729
Bank of China Ltd., Class H	4,127,000	2,049,975
Bank of Communications Co. Ltd., Class H	470,700	345,503
Beijing Capital International Airport Co. Ltd., Class H	100,000	149,258
Brilliance China Automotive Holdings Ltd.	148,000	395,369
Byd Co. Ltd., Class H	6,000	56,908
CGN Power Co. Ltd., Class H (d)	546,000	151,549
China Cinda Asset Management Co. Ltd., Class H	681,000	251,985
China CITIC Bank Corp. Ltd., Class H	448,000	285,937
China Coal Energy Co. Ltd., Class H (b)	107,000	50,742
China Communications Construction Co. Ltd., Class H	239,000	299,759
China Communications Services Corp. Ltd., Class H	236,000	121,845
China Conch Venture Holdings Ltd.	92,500	180,342
China Construction Bank Corp., Class H	4,353,999	3,637,557
China Everbright Bank Co. Ltd., Class H (b)	299,000	138,474
China Evergrande Group (c)	167,000	585,606
China Galaxy Securities Co. Ltd., Class H	132,500	116,758
China Huarong Asset Management Co. Ltd., Class H (d)	320,000	143,289
China Huishan Dairy Holdings Co. Ltd. (b)(e)	338,000	—
China Life Insurance Co. Ltd., Class H	389,000	1,166,050

TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
China (continued)
China Longyuan Power Group Corp. Ltd., Class H	271,000	$202,892
China Medical System Holdings Ltd.	109,000	190,886
China Mengniu Dairy Co. Ltd. (c)	170,000	476,870
China Merchants Bank Co., Class H	209,078	740,356
China Minsheng Banking Corp. Ltd., Class H	306,400	282,205
China National Building Material Co. Ltd., Class H	132,000	91,880
China Oilfield Services Ltd., Class H	64,000	58,952
China Overseas Land & Investment Ltd.	216,000	704,746
China Pacific Insurance Group Co. Ltd., Class H	141,800	614,509
China Petroleum & Chemical Corp., Class H	1,174,400	885,123
China Railway Construction Corp. Ltd., Class H	151,000	192,080
China Railway Group Ltd., Class H	230,000	191,108
China Resources Gas Group Ltd.	48,000	167,552
China Shenhua Energy Co. Ltd., Class H	179,500	424,400
China Southern Airlines Co. Ltd., Class H (b)	214,000	147,496
China Telecom Corp. Ltd., Class H	322,000	165,665
China Unicom Hong Kong Ltd. (c)	176,000	246,061
China Vanke Co. Ltd., Class H	86,800	287,179
Chongqing Changan Automobile Co. Ltd., Class B	21,400	28,299
Chongqing Rural Commercial Bank, Co. Ltd., Class H	122,000	77,665
CITIC Securities Co. Ltd., Class H	142,000	313,362
CNOOC Ltd.	1,048,000	1,356,690
Country Garden Holdings Co. Ltd.	214,270	342,042
CSPC Pharmaceutical Group Ltd.	262,000	440,317
CSR Corp. Ltd., Class H	222,350	198,093
Ctrip.com International Ltd. — ADR (c)	20,840	1,099,102
Dongfeng Motor Group Co. Ltd., Class H	20,000	26,540
Far East Horizon Ltd.	141,000	132,596
Fosun International Ltd. (b)	192,500	407,000
GF Securities Co. Ltd., Class H	93,600	204,232
Great Wall Motor Co. Ltd., Class H (b)	157,500	194,932
Guangzhou Automobile Group Co. Ltd., Class H	28,000	65,102
Guangzhou R&F Properties Co. Ltd., Class H	80,800	187,641

Common Stocks	Shares	Value
China (continued)
Haitian International Holdings Ltd.	67,000	$192,802
Haitong Securities Co. Ltd., Class H	163,200	264,751
Hengan International Group Co. Ltd.	39,000	361,677
Huaneng Power International, Inc., Class H	192,000	119,007
Huaneng Renewables Corp. Ltd., Class H	158,000	52,373
Huatai Securities Co. Ltd., Class H (d)	68,800	152,969
Industrial & Commercial Bank of China Ltd., Class H	3,832,000	2,864,455
JD.com, Inc. — ADR (c)	33,962	1,297,348
Jiangsu Expressway Co. Ltd., Class H	26,000	39,928
Jiangxi Copper Co. Ltd., Class H	36,000	57,198
Kingsoft Corp. Ltd.	55,000	128,846
Kunlun Energy Co. Ltd.	134,000	131,137
Lenovo Group Ltd.	446,000	246,845
Longfor Properties Co. Ltd.	51,500	130,207
NetEase, Inc. — ADR	4,273	1,127,260
New China Life Insurance Co. Ltd., Class H	43,200	245,693
New Oriental Education & Technology Group, Inc. — ADR	7,040	621,350
PetroChina Co. Ltd., Class H	818,000	520,618
PICC Property & Casualty Co. Ltd., Class H	121,532	215,586
Ping An Insurance Group Co. of China Ltd., Class H	247,500	1,911,791
Semiconductor Manufacturing International Corp. (b)(c)	187,600	212,258
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	93,852
Shanghai Electric Group Co. Ltd., Class H (b)(c)	104,000	45,884
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (b)	7,000	29,061
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	71,500	113,756
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	151,902
Shenzhou International Group Holdings Ltd.	35,000	274,483
SINA Corp. (c)	2,721	311,963
Sino Biopharmaceutical Ltd.	321,000	340,079
Sino-Ocean Land Holdings Ltd.	137,000	91,709
Sinopec Engineering Group Co. Ltd., Class H	13,500	11,907
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	73,486

4	TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
China (continued)
Sinopharm Group Co. Ltd., Class H	72,400	$320,695
SOHO China Ltd. (c)	195,000	111,911
Sunac China Holdings Ltd. (b)	149,000	684,289
Sunny Optical Technology Group Co. Ltd.	47,000	754,538
TAL Education Group — ADR (b)	14,334	483,199
Tencent Holdings Ltd.	290,700	12,709,601
Tingyi Cayman Islands Holding Corp.	138,000	208,028
TravelSky Technology Ltd.,Class H	59,000	154,341
Tsingtao Brewery Co. Ltd., Class H	14,000	53,797
Vipshop Holdings Ltd. — ADR (c)	27,108	238,279
Want Want China Holdings Ltd. (b)	339,000	238,845
Weibo Corp. — ADR (b)(c)	2,790	276,043
Weichai Power Co. Ltd., Class H	48,800	53,822
Yanzhou Coal Mining Co. Ltd., Class H	164,000	162,144
YY, Inc. — ADR (c)	282	24,472
Zhejiang Expressway Co. Ltd., Class H	54,000	67,268
Zhuzhou CRRC Times Electric Co. Ltd. (b)	25,000	140,326
Zijin Mining Group Co. Ltd., Class H	218,000	74,996
ZTE Corp., Class H (c)	14,400	47,382

		67,004,041
Colombia — 0.1%
Bancolombia SA	29,726	341,940
Cementos Argos SA	38,031	151,522
Ecopetrol SA	424,947	202,589
Grupo Argos SA	6,618	47,596
Grupo Aval Acciones y Valores	125,734	56,945
Grupo de Inversiones Suramericana SA	15,087	210,023
Interconexion Electrica SA	6,953	32,390

		1,043,005
Czech Republic — 0.0%
CEZ AS	9,764	196,127
Komercni Banka AS	1,505	65,724

		261,851
Denmark — 1.3%
A.P. Moeller — Maersk A/S, Class A	220	405,012
A.P. Moeller — Maersk A/S, Class B	313	595,971
Carlsberg A/S, Class B (b)	5,265	577,749
Chr Hansen Holding A/S	5,620	482,435
Coloplast A/S, Class B (b)	5,770	469,136
Danske Bank A/S	36,510	1,463,086
DONG Energy A/S (d)	8,625	494,405
DSV A/S	11,094	840,437
Genmab A/S (c)	3,120	689,971
ISS A/S	8,788	354,299
Novo Nordisk A/S, Class B	94,846	4,560,075

Common Stocks	Shares	Value
Denmark (continued)
Novozymes A/S, Class B (b)	12,683	$651,496
Pandora A/S (b)	5,646	558,232
TDC A/S	55,907	327,870
Tryg A/S (b)	3,954	91,422
Vestas Wind Systems A/S	12,543	1,127,437
William Demant Holding A/S (c)	3,644	96,342

		13,785,375
Finland — 0.7%
Elisa OYJ	8,970	386,423
Fortum OYJ	27,286	545,228
Kone OYJ, Class B (b)	14,572	772,451
Metso OYJ	5,754	211,175
Neste OYJ	7,546	329,794
Nokia OYJ	280,403	1,684,802
Nokian Renkaat OYJ	7,561	336,446
Orion OYJ, Class B	5,835	270,932
Sampo OYJ, Class A	19,874	1,051,821
Stora Enso OYJ, Class R	33,625	475,631
UPM-Kymmene OYJ	27,594	748,656
Wartsila OYJ	8,907	630,579

		7,443,938
France — 7.2%
Accor SA	10,752	534,735
Aeroports de Paris	1,949	315,066
Air Liquide SA	19,172	2,556,696
Airbus SE	29,831	2,839,766
Alstom SA	10,571	449,142
Arkema SA	3,739	458,782
AtoS SE	4,829	749,016
AXA SA	100,941	3,051,661
BNP Paribas SA	57,333	4,625,383
Bollore SA	36,855	184,297
Bouygues SA	10,881	516,530
Bureau Veritas SA	10,607	273,739
Capgemini SE	7,580	888,562
Carrefour SA	23,637	477,167
Casino Guichard-Perrachon SA	2,964	175,787
Cie Generale des Etablissements Michelin	8,746	1,276,054
CNP Assurances	7,565	177,348
Compagnie de Saint-Gobain	27,493	1,638,034
Credit Agricole SA	61,377	1,117,314
Danone SA	30,471	2,393,309
Dassault Aviation SA	127	205,500
Dassault Systemes SA	7,896	798,861
Edenred	7,415	201,575
Eiffage SA	2,780	287,906
Electricite de France SA	18,736	227,555
Engie SA	88,151	1,496,928
Essilor International SA	10,742	1,331,337
Eurazeo	1,871	167,234
Eutelsat Communications SA	10,133	299,964

TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
France (continued)
Fonciere Des Regions	2,240	$232,725
Gecina SA	2,235	362,622
Groupe Eurotunnel SE, Registered Shares	23,156	279,154
Hermes International	1,118	564,063
ICADE	1,426	127,222
Iliad SA	1,504	399,768
Imerys SA	151	13,644
Ingenico Group SA	1,926	182,592
JCDecaux SA (b)	4,756	178,308
Kering	3,874	1,543,276
Klepierre	12,763	501,286
L’Oreal SA	12,553	2,661,784
Lagardere SCA	7,752	259,695
Legrand SA	15,082	1,088,469
LVMH Moet Hennessy Louis Vuitton SE	14,249	3,938,954
Natixis SA	54,757	438,217
Orange SA	95,220	1,559,127
Pernod Ricard SA	10,985	1,519,603
Peugeot SA	28,337	674,567
Publicis Groupe SA	11,656	815,420
Remy Cointreau SA	1,841	218,084
Renault SA	9,514	934,821
Rexel SA	17,849	308,781
Safran SA	16,872	1,724,135
Sanofi	57,971	5,770,818
Schneider Electric SE (c)	29,805	2,595,450
SCOR SE	9,355	392,339
SEB SA	1,060	194,533
SES SA	16,971	371,528
Societe BIC SA	1,438	172,374
Societe Generale SA	38,745	2,270,511
Sodexo SA	5,001	623,429
Suez	18,816	343,559
Thales SA	5,883	666,252
TOTAL SA	121,311	6,513,726
Unibail-Rodamco SE	4,857	1,181,915
Valeo SA	13,293	986,351
Veolia Environnement SA	24,646	569,519
Vinci SA	25,726	2,444,307
Vivendi SA	52,520	1,330,531
Wendel SA	1,358	219,988
Zodiac Aerospace	11,882	343,525

		77,232,220
Germany — 6.4%
adidas AG	9,653	2,186,084
Allianz SE, Registered Shares	23,464	5,269,706
Axel Springer SE	2,564	164,909
BASF SE	47,127	5,020,732
Bayer AG, Registered Shares	42,757	5,840,747

Common Stocks	Shares	Value
Germany (continued)
Bayerische Motoren Werke AG (b)	18,551	$1,882,820
Beiersdorf AG	5,154	554,909
Brenntag AG	4,958	276,388
Commerzbank AG (c)	59,739	814,690
Continental AG	6,177	1,568,768
Covestro AG (d)	5,330	458,650
Daimler AG, Registered Shares	48,845	3,899,054
Deutsche Bank AG, Registered Shares	106,641	1,846,035
Deutsche Boerse AG	10,178	1,105,031
Deutsche Lufthansa AG, Registered Shares	12,602	350,447
Deutsche Post AG, Registered Shares	51,205	2,282,426
Deutsche Telekom AG, Registered Shares	165,721	3,094,724
Deutsche Wohnen AG, Bearer Shares	19,434	825,916
E.ON SE	121,106	1,372,911
Evonik Industries AG	2,807	100,357
Fraport AG Frankfurt Airport Services Worldwide	2,602	247,312
Fresenius Medical Care AG & Co. KGaA	12,274	1,199,984
Fresenius SE & Co. KGaA	21,084	1,705,061
GEA Group AG (b)	10,316	469,621
Hannover Rueck SE	1,534	185,012
HeidelbergCement AG	7,349	756,283
Henkel AG & Co. KGaA	6,049	736,592
Hochtief AG	1,191	201,163
HUGO BOSS AG	2,796	246,711
Infineon Technologies AG	58,680	1,479,464
Innogy SE (d)	4,794	213,569
K+S AG, Registered Shares	3,336	90,940
Lanxess AG (b)	5,116	404,017
Linde AG	8,952	1,861,549
MAN SE (b)	2,023	228,365
Merck KGaA	7,420	826,389
METRO AG (c)	12,654	267,484
Muenchener Rueckversicherungs AG, Registered Shares	7,895	1,689,735
OSRAM Licht AG	3,229	257,898
ProSiebenSat.1 Media SE, Registered Shares	9,297	317,259
RWE AG (c)	26,492	602,692
SAP SE	50,857	5,576,227
Schaeffler AG	11,345	183,057
Siemens AG, Registered Shares	39,175	5,527,959
Steinhoff International Holdings NV (b)	160,533	713,505
Symrise AG (b)	6,340	481,999
Telefonica Deutschland Holding AG	56,096	315,239

6	TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Greece — 0.1%
ThyssenKrupp AG (b)	19,076	$566,554
TUI AG	24,966	423,655
United Internet AG, Registered Shares (b)	6,889	429,411
Volkswagen AG	1,804	305,146
Vonovia SE	24,693	1,051,620
Zalando SE (b)(c)(d)	5,190	260,500

		68,737,276
Alpha Bank AE (c)	69,105	136,986
Eurobank Ergasias SA (c)	92,831	82,511
FF Group (c)	205	4,456
Hellenic Telecommunications Organization SA	12,770	154,655
JUMBO SA	9,692	160,255
National Bank of Greece SA (c)	19,364	6,607
OPAP SA	20,262	214,332
Piraeus Bank SA (c)	16,566	57,080
Titan Cement Co. SA	1,660	42,025

		858,907
Hong Kong — 3.1%
AIA Group Ltd.	618,400	4,578,200
Alibaba Health Information Technology Ltd. (b)(c)	176,000	88,104
Alibaba Pictures Group Ltd. (b)(c)	480,000	76,867
ASM Pacific Technology Ltd.	2,700	39,001
Bank of East Asia Ltd. (b)	59,000	255,740
Beijing Enterprises Holdings Ltd.	38,000	204,680
Beijing Enterprises Water Group Ltd. (c)	232,000	187,625
BOC Hong Kong Holdings Ltd.	188,000	915,747
China Everbright International Ltd.	107,000	134,834
China Everbright Ltd.	52,000	120,087
China Gas Holdings Ltd.	74,000	222,100
China Jinmao Holdings Group Ltd.	326,000	164,573
China Merchants Port Holdings Co. Ltd.	61,655	190,987
China Mobile Ltd.	318,000	3,228,321
China Power International Development Ltd.	139,000	45,834
China Resources Beer Holdings Co. Ltd.	86,000	233,329
China Resources Land Ltd.	163,111	501,518
China Resources Power Holdings Co. Ltd.	118,000	213,718
China State Construction International Holdings Ltd.	70,000	102,337
China Taiping Insurance Holdings Co. Ltd.	35,072	94,373
CITIC Ltd.	220,000	325,984
CK Asset Holdings Ltd.	133,508	1,109,896
CK Hutchison Holdings Ltd.	140,508	1,799,666
CK Infrastructure Holdings Ltd.	38,000	327,601

Common Stocks	Shares	Value
Hong Kong (continued)
CLP Holdings Ltd.	87,000	$893,195
COSCO SHIPPING Ports Ltd.	134,000	149,461
ENN Energy Holdings Ltd.	34,000	246,317
First Pacific Co. Ltd.	140,000	111,931
Fullshare Holdings Ltd. (b)	470,000	204,568
Galaxy Entertainment Group Ltd.	111,000	784,708
GCL-Poly Energy Holdings Ltd. (c)	1,335,000	183,609
Geely Automobile Holdings Ltd.	140,000	397,560
GOME Electrical Appliances Holding Ltd. (b)	627,000	70,836
Guangdong Investment Ltd.	164,000	234,178
Haier Electronics Group Co. Ltd. (c)	48,000	117,484
Hanergy Thin Film Power Group Ltd. (c)(e)	11,997	—
Hang Lung Group Ltd.	60,000	216,066
Hang Lung Properties Ltd.	120,000	285,698
Hang Seng Bank Ltd.	39,100	955,903
Henderson Land Development Co. Ltd.	71,208	473,632
HK Electric Investments & HK Electric Investments Ltd. (a)(b)(d)	183,500	167,455
HKT Trust & HKT Ltd. (a)	111,900	135,943
Hong Kong & China Gas Co. Ltd.	444,009	836,659
Hong Kong Exchanges & Clearing Ltd.	58,600	1,582,673
Hongkong Land Holdings Ltd.	56,000	403,797
Hysan Development Co. Ltd.	25,000	117,952
I-CABLE Communications Ltd. (c)	32,439	1,064
Jardine Matheson Holdings Ltd.	10,900	691,322
Jardine Strategic Holdings Ltd.	10,900	471,435
Kerry Properties Ltd.	46,000	191,063
Li & Fung Ltd.	484,000	243,321
Link REIT	126,500	1,028,694
Melco Resorts & Entertainment Ltd. — ADR	8,653	208,710
MGM China Holdings Ltd.	76,400	183,357
MTR Corp. Ltd. (b)	49,500	289,833
New World Development Co. Ltd.	280,666	404,979
Nine Dragons Paper Holdings Ltd.	104,000	205,821
NWS Holdings Ltd.	52,186	102,007
PCCW Ltd.	264,000	143,297
Power Assets Holdings Ltd.	70,000	607,606
Sands China Ltd. (b)	83,200	435,144
Shanghai Industrial Holdings Ltd.	15,000	45,539
Shangri-La Asia Ltd.	32,000	59,394
Shimao Property Holdings Ltd.	51,000	111,221
Sino Land Co. Ltd.	186,800	329,326
SJM Holdings Ltd.	69,000	63,387
Sun Art Retail Group Ltd.	110,000	102,469
Sun Hung Kai Properties Ltd.	80,000	1,303,220
Swire Pacific Ltd., Class A	21,000	204,446
Swire Properties Ltd.	76,400	259,463
Techtronic Industries Co. Ltd.	74,000	396,128
WH Group Ltd. (d)	458,500	488,304

TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Hong Kong (continued)
Wharf Holdings Ltd.	73,000	$653,070
Wheelock & Co. Ltd.	48,000	338,827
Wynn Macau Ltd.	73,600	199,050
Yue Yuen Industrial Holdings Ltd.	50,500	192,684

		33,684,928
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	7,976	90,707
OTP Bank PLC	11,103	416,827
Richter Gedeon Nyrt	7,402	183,932

		691,466
India — 2.0%
ACC Ltd.	1,747	44,356
Adani Ports & Special Economic Zone Ltd.	43,145	249,283
Ambuja Cements Ltd.	26,422	107,896
Asian Paints Ltd.	18,207	315,939
Aurobindo Pharma Ltd.	13,516	143,334
Axis Bank Ltd.	96,175	750,867
Bajaj Auto Ltd.	3,253	154,926
Bajaj Finance Ltd.	10,000	281,992
Bajaj Finserv Ltd.	2,677	211,580
Bharat Forge Ltd.	11,954	107,942
Bharat Heavy Electricals Ltd.	34,158	44,014
Bharat Petroleum Corp. Ltd.	35,066	253,228
Bharti Airtel Ltd.	67,324	402,049
Bharti Infratel Ltd.	42,723	260,698
Bosch Ltd.	292	91,948
Cipla Ltd.	13,384	120,111
Coal India Ltd.	42,303	175,588
Container Corp. of India	3,001	61,918
Dabur India Ltd.	20,426	95,441
Dr. Reddy’s Laboratories Ltd.	1,007	36,001
Dr. Reddy’s Laboratories Ltd. — ADR (b)	4,517	161,167
Eicher Motors Ltd.	723	346,018
GAIL India Ltd.	16,392	105,300
Glenmark Pharmaceuticals Ltd.	5,797	53,144
Godrej Consumer Products Ltd.	9,238	130,238
Grasim Industries Ltd.	3,300	57,373
HCL Technologies Ltd.	29,571	396,286
Hero MotoCorp Ltd.	1,935	111,991
Hindalco Industries Ltd.	79,505	293,765
Hindustan Petroleum Corp. Ltd.	19,087	124,812
Hindustan Unilever Ltd.	40,183	722,854
Housing Development Finance Corp.	80,457	2,147,642
ICICI Bank Ltd.	33,719	143,027
ICICI Bank Ltd. — ADR (b)	22,806	195,219
Idea Cellular Ltd.	101,616	120,653
IDFC Bank Ltd.	113,901	98,465

Common Stocks	Shares	Value
India (continued)
Indiabulls Housing Finance Ltd.	21,241	$393,223
Infosys Ltd.	30,772	424,859
Infosys Ltd. — ADR	75,312	1,098,802
ITC Ltd.	199,276	788,497
JSW Steel Ltd.	32,800	125,002
Larsen & Toubro Ltd.	15,966	279,573
Larsen & Toubro Ltd. — GDR	18,237	321,883
LIC Housing Finance Ltd.	17,978	173,020
Lupin Ltd.	11,830	183,745
Mahindra & Mahindra Financial Services Ltd.	10,804	68,291
Mahindra & Mahindra Ltd.	11,626	223,524
Mahindra & Mahindra Ltd. — GDR	13,518	260,897
Marico Ltd.	22,064	105,129
Maruti Suzuki India Ltd.	5,946	727,525
Motherson Sumi Systems Ltd.	44,877	231,555
Nestle India Ltd.	897	99,253
NTPC Ltd.	30,261	77,629
Oil & Natural Gas Corp. Ltd.	87,400	229,041
Piramal Enterprises Ltd.	4,525	181,922
Power Finance Corp. Ltd.	80,343	150,220
Reliance Industries Ltd.	23,486	281,154
Reliance Industries Ltd. — GDR (d)	54,998	1,313,119
Shree Cement Ltd.	231	65,765
Shriram Transport Finance Co. Ltd.	5,718	92,488
Siemens Ltd.	2,761	50,340
State Bank of India	54,826	213,523
State Bank of India — GDR	5,712	219,882
Sun Pharmaceutical Industries Ltd.	58,043	447,940
Tata Consultancy Services Ltd.	23,213	866,742
Tata Motors Ltd. (c)	78,397	483,153
Tata Motors Ltd. — ADR (b)(c)	6,008	187,870
Tata Power Co. Ltd.	42,988	51,282
Tata Steel Ltd.	11,672	116,853
Tech Mahindra Ltd.	26,191	183,748
UltraTech Cement Ltd.	3,145	185,706
United Spirits Ltd. (c)	3,702	136,102
UPL Ltd.	13,245	158,142
Vedanta Ltd.	47,216	227,874
Vedanta Ltd. — ADR (b)	11,497	222,582
Wipro Ltd.	18,690	80,249
Wipro Ltd. — ADR	9,888	56,164
Yes Bank Ltd.	92,630	497,237
Zee Entertainment Enterprises Ltd.	22,957	183,075

		21,581,645
Indonesia — 0.6%
Adaro Energy Tbk PT	1,086,700	147,515
Astra International Tbk PT	766,400	449,959
Bank Central Asia Tbk PT	475,200	716,568
Bank Danamon Indonesia Tbk PT	186,600	72,074
Bank Mandiri Persero Tbk PT	892,400	445,959

8	TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT	405,600	$223,030
Bank Rakyat Indonesia Persero Tbk PT	660,000	749,310
Bumi Serpong Damai Tbk PT	1,139,400	149,872
Charoen Pokphand Indonesia Tbk PT	271,300	55,246
Gudang Garam Tbk PT	43,500	212,610
Hanjaya Mandala Sampoerna Tbk PT	752,200	215,568
Indocement Tunggal Prakarsa Tbk PT	88,600	124,325
Indofood CBP Sukses Makmur Tbk PT	37,800	24,506
Indofood Sukses Makmur Tbk PT	331,300	207,465
Jasa Marga Persero Tbk PT	75,780	31,499
Kalbe Farma Tbk PT	858,400	106,205
Lippo Karawaci Tbk PT	819,500	44,111
Matahari Department Store Tbk PT	98,800	68,076
Media Nusantara Citra Tbk PT	60,162	5,896
Perusahaan Gas Negara Persero Tbk PT	426,200	49,879
Semen Indonesia Persero Tbk PT	106,000	79,768
Summarecon Agung Tbk PT	499,900	39,588
Surya Citra Media Tbk PT	84,000	13,661
Telekomunikasi Indonesia Persero Tbk PT	2,565,099	892,089
Tower Bersama Infrastructure Tbk PT	291,500	142,348
Unilever Indonesia Tbk PT	45,500	165,444
United Tractors Tbk PT	124,300	295,315
XL Axiata Tbk PT (c)	563,500	156,568

		5,884,454
Ireland — 0.5%
Bank of Ireland Group PLC (c)	48,092	393,901
CRH PLC	44,116	1,678,338
DCC PLC	4,703	456,668
Experian PLC	48,750	979,224
James Hardie Industries PLC	24,629	343,759
Kerry Group PLC, Class A	9,443	906,182
Paddy Power Betfair PLC	3,768	375,956

		5,134,028
Israel — 0.3%
Azrieli Group Ltd.	3,506	194,996
Bank Hapoalim BM	66,126	462,725
Bank Leumi Le-Israel BM	71,682	380,955
Bezeq The Israeli Telecommunication Corp. Ltd.	106,530	152,225
Check Point Software Technologies Ltd. (b)(c)	6,951	792,553
Elbit Systems Ltd.	1,599	235,087
Frutarom Industries Ltd.	2,624	201,841

Common Stocks	Shares	Value
Israel (continued)
Israel Chemicals Ltd.	18,197	$81,014
Mizrahi Tefahot Bank Ltd.	8,332	149,430
NICE Ltd.	2,571	208,252
Teva Pharmaceutical Industries Ltd. — ADR (b)	43,757	770,123

		3,629,201
Italy — 1.5%
Assicurazioni Generali SpA	53,702	1,001,612
Atlantia SpA	23,080	729,274
Enel SpA	431,853	2,601,617
Eni SpA (b)	128,663	2,130,877
Ferrari NV (b)	6,777	749,864
Intesa Sanpaolo SpA	709,551	2,495,028
Leonardo SpA	15,326	287,364
Luxottica Group SpA	9,215	515,667
Mediobanca SpA	34,909	375,147
Poste Italiane SpA (b)(d)	38,304	282,176
Prysmian SpA	10,105	341,421
Saipem SpA (b)(c)	39,114	168,921
Snam SpA	147,779	712,154
Telecom Italia SpA (c)	708,210	664,326
Telecom Italia SpA, Non-Convertible Savings Shares	170,819	128,563
Tenaris SA (b)	17,350	245,936
Terna — Rete Elettrica Nazionale SpA	71,935	420,321
UniCredit SpA (c)	102,289	2,182,816
UnipolSai SpA (b)	92,405	216,075

		16,249,159
Japan — 15.8%
Acom Co. Ltd. (b)(c)	40,700	157,913
Aeon Co. Ltd. (b)	26,000	384,294
AEON Financial Service Co. Ltd. (b)	4,000	83,679
Aeon Mall Co. Ltd.	5,190	92,389
Air Water, Inc.	9,900	182,800
Aisin Seiki Co. Ltd.	11,200	590,494
Ajinomoto Co., Inc. (b)	28,800	562,021
Alfresa Holdings Corp. (b)	8,900	163,051
Alps Electric Co. Ltd. (b)	11,300	298,644
Amada Holdings Co. Ltd.	21,800	239,350
ANA Holdings, Inc. (b)	3,800	143,940
Aozora Bank Ltd.	7,000	266,515
Asahi Glass Co. Ltd.	12,600	468,002
Asahi Group Holdings Ltd.	20,000	808,773
Asahi Kasei Corp.	68,000	837,928
Asics Corp. (b)	10,700	159,586
Astellas Pharma, Inc.	105,800	1,346,573
Bandai Namco Holdings, Inc.	10,000	343,548
Bank of Kyoto Ltd. (b)	3,000	152,700
Benesse Holdings, Inc.	4,800	173,179
Bridgestone Corp.	34,000	1,543,726
Brother Industries Ltd.	13,100	305,437

TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	9

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Calbee, Inc. (b)	4,500	$158,046
Canon, Inc.	56,900	1,947,173
Casio Computer Co. Ltd. (b)	15,400	217,225
Central Japan Railway Co.	7,100	1,245,976
Chiba Bank Ltd. (b)	41,000	293,622
Chubu Electric Power Co., Inc.	33,600	417,575
Chugai Pharmaceutical Co. Ltd.	11,800	490,362
Chugoku Bank Ltd. (b)	14,400	197,499
Chugoku Electric Power Co., Inc. (b)	14,700	156,161
Concordia Financial Group Ltd. (b)	65,900	325,939
Credit Saison Co. Ltd.	7,700	159,772
CYBERDYNE, Inc. (b)(c)	7,000	93,353
Dai Nippon Printing Co. Ltd. (b)	13,000	311,758
Dai-ichi Life Holdings, Inc.	55,400	993,742
Daicel Corp.	21,700	261,653
Daiichi Sankyo Co. Ltd.	28,900	652,177
Daikin Industries Ltd.	11,300	1,144,379
Daito Trust Construction Co. Ltd.	4,000	728,730
Daiwa House Industry Co. Ltd.	29,000	1,001,733
Daiwa Securities Group, Inc.	83,000	470,511
DeNA Co. Ltd.	6,200	139,067
Denso Corp.	24,400	1,234,893
Dentsu, Inc. (b)	11,900	522,745
Don Quijote Holdings Co. Ltd.	6,600	246,693
East Japan Railway Co. (b)	17,200	1,587,703
Eisai Co. Ltd. (b)	12,300	631,640
Electric Power Development Co. Ltd. (b)	7,100	178,358
FamilyMart UNY Holdings Co. Ltd.	2,500	131,705
FANUC Corp. (b)	10,500	2,128,912
Fast Retailing Co. Ltd.	2,600	766,883
Fuji Electric Co. Ltd. (b)	6,000	33,292
FUJIFILM Holdings Corp.	21,100	819,763
Fujitsu Ltd. (b)	103,000	766,582
Fukuoka Financial Group, Inc.	59,000	272,916
Hachijuni Bank Ltd. (b)	20,900	130,769
Hakuhodo DY Holdings, Inc. (b)	14,000	184,330
Hamamatsu Photonics KK (b)	6,400	193,609
Hankyu Hanshin Holdings, Inc. (b)	14,700	558,101
Hikari Tsushin, Inc.	1,800	225,815
Hino Motors Ltd. (b)	1,700	20,803
Hirose Electric Co. Ltd. (b)	2,235	314,706
Hiroshima Bank Ltd.	11,000	89,187
Hisamitsu Pharmaceutical Co., Inc.	4,100	197,034
Hitachi Chemical Co. Ltd.	6,200	170,132
Hitachi Construction Machinery Co. Ltd. (b)	4,600	136,324
Hitachi High-Technologies Corp.	4,000	145,275
Hitachi Ltd.	250,000	1,762,713
Hitachi Metals Ltd.	8,000	111,487
Honda Motor Co. Ltd.	87,600	2,587,749

Common Stocks	Shares	Value
Japan (continued)
Hoshizaki Corp.	2,500	$219,608
Hoya Corp.	19,900	1,076,168
Hulic Co. Ltd.	19,700	193,168
Idemitsu Kosan Co. Ltd.	5,000	141,309
IHI Corp. (b)	3,500	122,005
Iida Group Holdings Co. Ltd.	6,800	121,306
Inpex Corp. (b)	53,500	569,924
Isetan Mitsukoshi Holdings Ltd. (b)	20,100	210,041
Isuzu Motors Ltd.	31,000	411,025
ITOCHU Corp.	65,600	1,074,841
J. Front Retailing Co. Ltd.	16,800	232,282
Japan Airlines Co. Ltd. (b)	1,000	33,851
Japan Airport Terminal Co. Ltd.	4,600	163,897
Japan Exchange Group, Inc.	29,800	527,878
Japan Post Bank Co. Ltd. (b)	19,500	240,989
Japan Post Holdings Co. Ltd. (b)	80,300	948,699
Japan Real Estate Investment Corp.	28	134,627
Japan Retail Fund Investment Corp.	29	52,039
Japan Tobacco, Inc.	56,300	1,845,004
JFE Holdings, Inc.	31,700	620,045
JGC Corp.	10,000	161,945
JSR Corp.	12,500	237,674
JTEKT Corp.	12,600	174,418
JXTG Holdings, Inc.	156,000	804,370
Kajima Corp.	47,000	467,153
Kakaku.com, Inc. (b)	7,400	94,406
Kamigumi Co. Ltd.	9,000	208,509
Kaneka Corp. (b)	19,000	147,630
Kansai Electric Power Co., Inc.	38,500	492,780
Kansai Paint Co. Ltd.	12,600	317,405
Kao Corp.	24,400	1,436,509
Kawasaki Heavy Industries Ltd.	8,400	278,519
KDDI Corp.	91,000	2,398,756
Keihan Holdings Co. Ltd. (b)	2,600	76,151
Keikyu Corp. (b)	11,000	223,077
Keio Corp. (b)	5,400	222,576
Keisei Electric Railway Co. Ltd.	8,000	221,339
Keyence Corp.	5,040	2,680,613
Kikkoman Corp. (b)	8,000	245,807
Kintetsu Group Holdings Co. Ltd.	9,100	338,537
Kirin Holdings Co. Ltd.	47,300	1,111,261
Kobe Steel Ltd. (b)	23,900	273,709
Koito Manufacturing Co. Ltd. (b)	6,000	376,771
Komatsu Ltd.	40,800	1,155,334
Konami Holdings Corp. (b)	5,700	274,417
Konica Minolta, Inc. (b)	23,700	194,723
Kose Corp.	1,700	194,858
Kubota Corp.	43,400	789,475
Kuraray Co. Ltd.	19,300	361,099
Kurita Water Industries Ltd.	7,400	213,861

10	TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Kyocera Corp.	17,900	$1,110,978
Kyowa Hakko Kirin Co. Ltd.	4,600	78,379
Kyushu Electric Power Co., Inc. (b)	25,500	270,899
Kyushu Financial Group, Inc.	20,300	124,973
Lawson, Inc.	1,900	125,817
LINE Corp. (b)(c)	3,000	108,491
Lion Corp.	13,000	237,535
LIXIL Group Corp. (b)	13,600	361,163
M3, Inc.	14,100	402,011
Mabuchi Motor Co. Ltd.	2,300	115,228
Makita Corp.	11,600	468,184
Marubeni Corp.	54,600	373,256
Marui Group Co. Ltd. (b)	9,500	135,995
Maruichi Steel Tube Ltd.	2,400	69,872
Mazda Motor Corp.	29,400	450,406
McDonald’s Holdings Co. Japan Ltd.	4,300	190,239
Mebuki Financial Group, Inc.	61,130	236,523
Medipal Holdings Corp.	10,300	179,008
MEIJI Holdings Co. Ltd.	6,200	490,968
Minebea Mitsumi, Inc. (b)	19,000	297,582
Miraca Holdings, Inc. (b)	2,400	111,729
MISUMI Group, Inc.	7,700	202,949
Mitsubishi Chemical Holdings Corp.	84,200	802,761
Mitsubishi Corp.	74,300	1,728,651
Mitsubishi Electric Corp.	99,400	1,554,949
Mitsubishi Estate Co. Ltd.	64,600	1,122,709
Mitsubishi Gas Chemical Co., Inc.	9,300	218,211
Mitsubishi Heavy Industries Ltd.	11,900	470,520
Mitsubishi Materials Corp.	6,200	214,750
Mitsubishi Motors Corp. (b)	36,300	287,399
Mitsubishi Tanabe Pharma Corp. (b)	11,500	264,006
Mitsubishi UFJ Financial Group, Inc. (b)	617,300	4,013,580
Mitsubishi UFJ Lease & Finance Co. Ltd.	31,400	166,600
Mitsui & Co. Ltd.	76,200	1,127,067
Mitsui Chemicals, Inc.	11,400	346,759
Mitsui Fudosan Co. Ltd.	46,400	1,006,092
Mitsui OSK Lines Ltd. (b)	4,700	142,616
Mixi, Inc.	1,800	86,933
Mizuho Financial Group, Inc.	1,276,999	2,238,630
MS&AD Insurance Group Holdings, Inc.	24,300	783,101
Murata Manufacturing Co. Ltd.	9,800	1,442,739
Nabtesco Corp.	7,200	267,889
Nagoya Railroad Co. Ltd. (b)	11,800	254,097
NEC Corp. (b)	14,800	401,486
Nexon Co. Ltd. (c)	11,300	295,408
NGK Insulators Ltd. (b)	15,000	281,046
NGK Spark Plug Co. Ltd. (b)	8,500	181,021
NH Foods Ltd.	8,000	219,871

Common Stocks	Shares	Value
Japan (continued)
Nidec Corp.	13,200	$1,622,688
Nikon Corp. (b)	19,900	345,093
Nintendo Co. Ltd.	5,900	2,175,527
Nippon Building Fund, Inc.	34	169,509
Nippon Electric Glass Co. Ltd.	5,600	217,078
Nippon Express Co. Ltd.	5,400	352,037
Nippon Paint Holdings Co. Ltd.	8,300	282,360
Nippon Steel & Sumitomo Metal Corp.	40,247	925,423
Nippon Telegraph & Telephone Corp.	32,800	1,502,919
Nippon Yusen KK (c)	9,300	193,530
Nissan Chemical Industries Ltd. (b)	8,600	302,650
Nissan Motor Co. Ltd. (b)	123,300	1,221,487
Nisshin Seifun Group, Inc.	9,000	150,659
Nissin Foods Holdings Co. Ltd. (b)	3,500	212,661
Nitori Holdings Co. Ltd.	4,100	586,348
Nitto Denko Corp. (b)	8,500	708,996
NOK Corp.	3,800	85,004
Nomura Holdings, Inc.	183,200	1,027,933
Nomura Real Estate Holdings, Inc.	5,200	110,927
Nomura Real Estate Master Fund, Inc.	104	135,216
Nomura Research Institute Ltd. (b)	7,381	288,250
NSK Ltd.	6,000	81,006
NTT Data Corp. (b)	34,000	363,836
NTT DOCOMO, Inc. (b)	65,900	1,506,261
Obayashi Corp.	33,100	397,016
Obic Co. Ltd.	4,100	258,134
Odakyu Electric Railway Co. Ltd. (b)	17,000	322,576
Oji Holdings Corp.	39,000	210,584
Olympus Corp.	17,000	576,064
Omron Corp.	11,500	586,413
Ono Pharmaceutical Co. Ltd. (b)	25,800	585,621
Oracle Corp. Japan	2,500	196,505
Oriental Land Co. Ltd. (b)	12,400	945,372
ORIX Corp.	67,200	1,084,892
Osaka Gas Co. Ltd.	18,800	349,425
Otsuka Corp.	2,900	185,993
Otsuka Holdings Co. Ltd.	20,100	799,207
Panasonic Corp. (b)	120,300	1,745,789
Park24 Co. Ltd.	6,400	155,858
Pola Orbis Holdings, Inc.	5,600	169,331
Rakuten, Inc.	50,500	551,346
Recruit Holdings Co. Ltd.	47,400	1,026,374
Resona Holdings, Inc.	114,600	589,205
Ricoh Co. Ltd. (b)	39,000	379,242
Rinnai Corp. (b)	2,100	179,884
Rohm Co. Ltd.	5,400	463,367
Ryohin Keikaku Co. Ltd. (b)	1,400	412,694
Santen Pharmaceutical Co. Ltd.	20,200	318,714
SBI Holdings, Inc.	8,850	133,467
Secom Co. Ltd.	8,500	619,008
Sega Sammy Holdings, Inc.	14,100	197,098

TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	11

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Seibu Holdings, Inc.	9,800	$167,394
Seiko Epson Corp.	14,900	360,817
Sekisui Chemical Co. Ltd. (b)	25,500	502,391
Sekisui House Ltd.	29,800	502,300
Seven & i Holdings Co. Ltd.	35,600	1,375,387
Seven Bank Ltd. (b)	32,800	118,530
Sharp Corp. (b)(c)	7,000	211,706
Shimadzu Corp. (b)	11,000	216,960
Shimano, Inc.	4,100	546,199
Shimizu Corp. (b)	29,000	321,592
Shin-Etsu Chemical Co. Ltd. (b)	20,600	1,843,698
Shinsei Bank Ltd.	10,000	160,266
Shionogi & Co. Ltd. (b)	16,700	912,936
Shiseido Co. Ltd.	21,100	844,467
Shizuoka Bank Ltd. (b)	30,000	269,989
Showa Shell Sekiyu KK	13,900	160,238
SMC Corp.	2,500	883,403
Softbank Group Corp.	42,200	3,422,263
Sohgo Security Services Co. Ltd.	4,200	192,793
Sompo Holdings, Inc.	20,100	783,286
Sony Corp.	65,200	2,432,524
Sony Financial Holdings, Inc.	6,900	113,226
Stanley Electric Co. Ltd. (b)	8,500	291,538
Start Today Co. Ltd.	9,600	304,225
Subaru Corp.	32,800	1,183,002
Sumitomo Chemical Co. Ltd. (b)	98,000	613,094
Sumitomo Corp. (b)	47,400	682,436
Sumitomo Dainippon Pharma Co. Ltd. (b)	9,100	118,546
Sumitomo Electric Industries Ltd.	39,500	645,747
Sumitomo Heavy Industries Ltd.	1,600	64,223
Sumitomo Metal Mining Co. Ltd.	14,500	466,802
Sumitomo Mitsui Financial Group, Inc.	69,800	2,683,053
Sumitomo Mitsui Trust Holdings, Inc.	17,700	639,372
Sumitomo Realty & Development Co. Ltd. (b)	19,000	574,850
Sumitomo Rubber Industries Ltd.	10,500	192,718
Sundrug Co. Ltd.	1,000	41,439
Suntory Beverage & Food Ltd.	8,500	378,092
Suruga Bank Ltd. (b)	9,100	196,375
Suzuken Co. Ltd.	5,370	190,996
Suzuki Motor Corp. (b)	18,900	991,968
Sysmex Corp.	9,100	581,408
T&D Holdings, Inc.	31,400	455,531
Taiheiyo Cement Corp. (b)	8,700	336,117
Taisei Corp. (b)	6,600	346,116
Taisho Pharmaceutical Holdings Co. Ltd.	2,100	159,567
Taiyo Nippon Sanso Corp. (b)	13,300	157,622
Takashimaya Co. Ltd.	13,000	121,758

Common Stocks	Shares	Value
Japan (continued)
Takeda Pharmaceutical Co. Ltd.	37,700	$2,084,656
TDK Corp. (b)	6,800	462,081
Teijin Ltd.	11,800	232,800
Terumo Corp.	19,100	751,265
THK Co. Ltd. (b)	9,900	337,676
Tobu Railway Co. Ltd.	11,400	313,228
Toho Co. Ltd.	9,000	314,262
Toho Gas Co. Ltd.	3,600	105,432
Tohoku Electric Power Co., Inc.	30,700	390,639
Tokio Marine Holdings, Inc.	34,000	1,330,672
Tokyo Electric Power Co. Holdings, Inc. (c)	70,100	283,189
Tokyo Electron Ltd.	8,000	1,231,592
Tokyo Gas Co. Ltd.	20,000	489,771
Tokyo Tatemono Co. Ltd.	15,500	198,273
Tokyu Corp. (b)	26,500	375,313
Tokyu Fudosan Holdings Corp.	30,800	185,906
Toppan Printing Co. Ltd.	23,000	228,166
Toray Industries, Inc. (b)	73,200	710,287
Toshiba Corp. (c)	124,000	347,715
Toto Ltd.	3,600	151,720
Toyo Seikan Group Holdings Ltd. (b)	8,500	142,043
Toyo Suisan Kaisha Ltd. (b)	5,400	198,388
Toyoda Gosei Co. Ltd.	4,300	101,619
Toyota Industries Corp.	9,600	552,120
Toyota Motor Corp.	134,006	7,990,562
Toyota Tsusho Corp.	10,200	335,229
Trend Micro, Inc.	7,600	374,422
Tsuruha Holdings, Inc.	1,800	215,218
Unicharm Corp.	22,300	510,790
United Urban Investment Corp.	20	29,292
USS Co. Ltd. (b)	12,100	244,214
West Japan Railway Co.	10,000	695,225
Yahoo! Japan Corp.	29,700	141,161
Yakult Honsha Co. Ltd. (b)	5,200	374,209
Yamada Denki Co. Ltd. (b)	39,300	214,897
Yamaguchi Financial Group, Inc.	15,000	175,669
Yamaha Corp. (b)	9,600	354,446
Yamaha Motor Co. Ltd.	14,700	440,045
Yamato Holdings Co. Ltd. (b)	17,700	357,538
Yamazaki Baking Co. Ltd.	7,000	126,348
Yaskawa Electric Corp.	14,400	457,051
Yokogawa Electric Corp.	15,100	257,314
Yokohama Rubber Co. Ltd. (b)	5,000	103,116

		169,715,674
Luxembourg — 0.1%
ArcelorMittal (c)	35,212	908,339
Eurofins Scientific SE (b)	613	387,846

12	TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Luxembourg (continued)
RTL Group SA (b)	2,199	$166,584

		1,462,769
Malaysia — 0.5%
AirAsia Bhd	60,100	49,151
Alliance Financial Group Bhd	90,800	83,865
AMMB Holdings Bhd	68,900	71,234
Astro Malaysia Holdings Bhd	29,600	19,768
Axiata Group Bhd	165,600	205,827
British American Tobacco Malaysia Bhd	13,600	140,880
CIMB Group Holdings Bhd	239,100	357,189
Dialog Group Bhd	142,134	67,393
DiGi.Com Bhd (b)	265,400	307,983
Felda Global Ventures Holdings Bhd	89,900	36,043
Gamuda Bhd	129,800	162,308
Genting Bhd	119,100	269,557
Genting Malaysia Bhd	106,100	135,230
Genting Plantations Bhd	10,000	24,393
Hong Leong Bank Bhd	61,740	231,900
Hong Leong Financial Group Bhd	7,000	27,552
IHH Healthcare Bhd	176,500	240,386
IJM Corp. Bhd	126,600	98,941
IOI Corp. Bhd	102,200	109,998
IOI Properties Group Sdn Bhd	19,116	9,145
Kuala Lumpur Kepong Bhd	17,500	101,788
Malayan Banking Bhd	204,800	462,552
Malaysia Airports Holdings Bhd	11,300	22,747
Maxis Bhd	66,600	91,481
MISC Bhd	27,400	47,435
Petronas Chemicals Group Bhd	122,200	210,974
Petronas Dagangan Bhd	6,100	35,159
Petronas Gas Bhd	52,700	223,754
PPB Group Bhd	12,600	50,310
Public Bank Bhd	156,720	758,917
RHB Bank Bhd (e)	12,900	—
RHB Capital Bhd	16,824	20,063
Sapura Energy Bhd (b)	314,900	113,674
Sime Darby Bhd	159,000	339,746
Telekom Malaysia Bhd	55,900	86,130
Tenaga Nasional Bhd	149,300	506,624
UMW Holdings Bhd (c)	10,900	14,343
Westports Holdings Bhd	70,000	63,231
YTL Corp. Bhd	113,160	36,479
YTL Power International Bhd	42,000	13,627

		5,847,777
Malta — 0.0%
Brait SE (b)(c)	18,570	73,535
Mexico — 0.8%
Alfa SAB de CV, Series A	153,472	193,757
America Movil SAB de CV, Series L	1,781,370	1,580,832

Common Stocks	Shares	Value
Mexico (continued)
Arca Continental SAB de CV	15,972	$109,181
Cemex SAB de CV (c)	771,321	701,008
Coca-Cola Femsa SAB de CV, Series L	24,300	187,768
El Puerto de Liverpool SAB de CV, Series C1	10,900	87,990
Fibra Uno Administracion SA de CV	70,492	118,919
Fomento Economico Mexicano SAB de CV	95,462	912,367
Fresnillo PLC	11,261	212,183
Gentera SAB de CV	37,100	60,122
Gruma SAB de CV, Class B	18,492	270,353
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	161,731
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	203,653
Grupo Bimbo SAB de CV, Series A	104,600	252,568
Grupo Carso SAB de CV, Series A1	39,581	156,020
Grupo Financiero Banorte SAB de CV, Series O	131,320	905,610
Grupo Financiero Inbursa SAB de CV, Series O	99,700	182,373
Grupo Financiero Santander Mexico SAB de CV, Series B	119,103	241,803
Grupo Lala SAB de CV	9,900	16,745
Grupo Mexico SAB de CV, Series B	186,265	569,637
Grupo Televisa SAB CPO	109,894	541,625
Industrias Penoles SAB de CV	7,755	192,623
Infraestructura Energetica Nova SAB de CV	33,988	190,303
Kimberly-Clark de Mexico SAB de C.V., Class A	78,500	159,716
Mexichem SAB de CV	36,623	96,696
Promotora y Operadora de Infraestructura SAB de CV	4,006	42,403
Wal-Mart de Mexico SAB de CV	281,300	644,163

		8,992,149
Netherlands — 3.7%
ABN AMRO Group NV (d)	15,219	455,721
Aegon NV	109,623	638,995
AerCap Holdings NV (c)	8,129	415,473
Akzo Nobel NV	13,262	1,223,146
Altice NV Class A (b)(c)	21,614	433,056
Altice NV Class B (c)	7,053	140,818
ASML Holding NV	20,039	3,424,216
CNH Industrial NV	59,213	710,872
EXOR NV (b)	4,238	268,964
Gemalto NV	1,172	52,380
Heineken Holding NV	3,148	295,757
Heineken NV	11,467	1,134,688
ING Groep NV	195,854	3,610,050
Koninklijke Ahold Delhaize NV	70,893	1,324,610

TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	13

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Netherlands (continued)
Koninklijke Boskalis Westminster NV	4,888	$170,856
Koninklijke DSM NV	10,215	836,261
Koninklijke KPN NV	174,659	599,392
Koninklijke Philips NV	48,349	1,994,878
Koninklijke Vopak NV	4,351	190,808
NN Group NV	15,958	668,263
NXP Semiconductors NV (c)	17,266	1,952,612
QIAGEN NV (b)(c)	14,023	443,267
Randstad Holding NV	7,147	441,711
Royal Dutch Shell PLC, Class A	227,273	6,868,602
Royal Dutch Shell PLC, Class B	193,685	5,962,806
Unilever NV CVA	83,610	4,942,266
Wolters Kluwer NV	15,886	734,172

		39,934,640
New Zealand — 0.1%
Auckland International Airport Ltd. (b)	55,568	258,714
Contact Energy Ltd.	39,025	155,186
Fletcher Building Ltd.	22,914	132,437
Mercury NZ Ltd.	12,773	31,288
Meridian Energy Ltd. (b)	95,908	197,085
Ryman Healthcare Ltd. (b)	13,399	89,767
Spark New Zealand Ltd.	115,784	305,694

		1,170,171
Norway — 0.5%
DNB ASA	53,982	1,089,901
Gjensidige Forsikring ASA (b)	10,710	186,559
Marine Harvest ASA (c)	23,110	457,006
Norsk Hydro ASA	81,841	597,176
Orkla ASA	34,581	354,859
Schibsted ASA, Class A (b)	4,337	111,807
Schibsted ASA, Class B	6,527	154,389
Statoil ASA	53,092	1,067,387
Telenor ASA	36,284	768,660
Yara International ASA	9,441	423,342

		5,211,086
Pakistan — 0.0%
Engro Corp. Ltd.	4,500	12,954
Habib Bank Ltd.	10,100	17,326
Lucky Cement Ltd.	14,850	79,648
MCB Bank Ltd.	6,700	13,289
Oil & Gas Development Co. Ltd.	11,100	15,662
United Bank Ltd.	8,400	15,167

		154,046
Peru — 0.1%
Compania de Minas Buenaventura SA — ADR	16,549	211,662

Common Stocks	Shares	Value
Peru (continued)
Credicorp Ltd.	3,283	$673,080
Southern Copper Corp. (b)	1,484	59,004

		943,746
Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	70,570	101,847
Aboitiz Power Corp.	29,200	24,631
Ayala Corp.	13,480	257,615
Ayala Land, Inc.	475,200	407,509
Bank of the Philippine Islands	22,811	44,657
BDO Unibank, Inc.	93,622	241,129
DMCI Holdings, Inc.	170,000	52,205
Energy Development Corp.	96,453	10,681
Globe Telecom, Inc.	845	34,141
GT Capital Holdings, Inc.	7,210	164,878
International Container Terminal Services, Inc.	9,550	19,594
JG Summit Holdings, Inc.	156,443	230,971
Jollibee Foods Corp.	12,070	57,928
Megaworld Corp.	600,000	61,848
Metro Pacific Investments Corp.	1,468,000	193,832
Metropolitan Bank & Trust Co.	12,817	21,848
PLDT, Inc.	6,185	201,949
Security Bank Corp.	25,410	121,788
SM Investments Corp.	17,272	300,463
SM Prime Holdings, Inc.	486,150	330,035
Universal Robina Corp.	34,300	103,318

		2,982,867
Poland — 0.3%
Alior Bank SA (c)	6,930	130,073
Bank Handlowy w Warszawie SA	502	9,511
Bank Millennium SA (c)	13,346	25,669
Bank Pekao SA	7,442	261,316
Bank Zachodni WBK SA	2,479	237,511
CCC SA	981	74,200
Cyfrowy Polsat SA	8,953	63,670
Eurocash SA	9,624	101,858
Grupa Azoty SA	1,551	33,919
Grupa Lotos SA	1,964	32,172
Jastrzebska Spolka Weglowa SA (c)	4,762	125,895
KGHM Polska Miedz SA	7,250	233,551
LPP SA	55	123,174
Mbank (c)	573	65,881
Orange Polska SA (c)	32,359	46,949
PGE SA (c)	64,372	234,789
Polski Koncern Naftowy ORLEN SA	15,864	529,325
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	174,645
Powszechna Kasa Oszczednosci Bank Polski SA (c)	39,078	378,844

14	TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	33,880	$427,597
Synthos SA	54,162	76,365
Tauron Polska Energia SA (c)	20,989	21,570

		3,408,484
Portugal — 0.1%
EDP — Energias de Portugal SA	127,717	481,582
Galp Energia SGPS SA	18,382	325,971
Jeronimo Martins SGPS SA	10,434	205,956

		1,013,509
Qatar — 0.2%
Barwa Real Estate Co.	2,548	22,448
Commercial Bank of Qatar QSC (c)	16,767	134,157
Doha Bank QSC	7,291	58,064
Ezdan Holding Group QSC	43,351	125,210
Industries Qatar QSC	10,894	274,914
Masraf Al Rayan QSC	26,478	269,874
Ooredoo QSC	6,700	152,344
Qatar Electricity & Water Co. QSC	1,002	48,098
Qatar Insurance Co. SAQ	79	1,135
Qatar Islamic Bank SAQ	3,392	84,868
Qatar National Bank SAQ	13,186	441,905

		1,613,017
Romania — 0.0%
NEPI Rockcastle PLC	11,085	150,570
Russia — 0.8%
Alrosa PJSC	97,100	137,870
Gazprom PJSC	472,661	1,001,730
Gazprom PJSC — ADR	34,210	143,552
Inter Rao UES PJSC	2,615,256	169,678
Lukoil PJSC	18,479	981,811
Lukoil PJSC — ADR	2,414	128,027
Magnit PJSC — GDR	18,601	761,565
MMC Norilsk Nickel PJSC	3,113	538,185
Mobile TeleSystems PJSC — ADR	37,101	387,334
Moscow Exchange MICEX-RTS PJSC	63,850	128,560
Novatek PJSC — GDR	5,700	669,725
Rosneft PJSC	21,260	118,020
Rosneft PJSC, — GDR	15,910	88,531
Rostelecom PJSC	42,250	50,887
RusHydro PJSC	6,552,000	97,815
Sberbank of Russia PJSC	205,970	689,682
Sberbank of Russia PJSC — ADR	84,057	1,198,611
Severstal PJSC	10,830	163,831
Sistema PJSC FC — GDR	16,298	78,230
Surgutneftegas OJSC — ADR	24,155	122,419
Tatneft PJSC	79,770	567,362
VTB Bank PJSC	86,509,999	92,725

Common Stocks	Shares	Value
Russia (continued)
VTB Bank PJSC — GDR	50,000	$107,666

		8,423,816
Singapore — 0.9%
Ascendas Real Estate Investment Trust	136,378	268,028
CapitaLand Commercial Trust Ltd.	106,700	130,476
CapitaLand Ltd.	147,400	390,003
CapitaLand Mall Trust	85,800	126,626
City Developments Ltd. (b)	32,100	268,987
ComfortDelGro Corp. Ltd.	98,300	151,053
DBS Group Holdings Ltd.	88,784	1,366,746
Genting Singapore PLC	233,000	201,478
Global Logistic Properties Ltd.	151,800	369,866
Golden Agri-Resources Ltd.	270,000	74,643
Hutchison Port Holdings Trust (b)	565,400	243,693
Jardine Cycle & Carriage Ltd.	4,444	129,321
Keppel Corp. Ltd.	76,700	368,240
Oversea-Chinese Banking Corp. Ltd.	148,149	1,221,675
SATS Ltd.	49,000	166,768
SembCorp Industries Ltd.	40,000	87,571
Singapore Airlines Ltd.	28,600	212,073
Singapore Exchange Ltd. (b)	29,000	158,229
Singapore Press Holdings Ltd. (b)	1,576	3,167
Singapore Technologies Engineering Ltd.	122,400	311,085
Singapore Telecommunications Ltd.	402,500	1,094,166
StarHub Ltd. (b)	41,600	79,873
Suntec Real Estate Investment Trust	137,100	188,849
United Overseas Bank Ltd.	71,700	1,245,124
UOL Group Ltd.	22,000	132,039
Wilmar International Ltd. (b)	108,500	254,961
Yangzijiang Shipbuilding Holdings Ltd.	94,000	99,361

		9,344,101
South Africa — 1.4%
Anglo American Platinum Ltd. (b)(c)	810	20,689
AngloGold Ashanti Ltd.	19,921	187,158
Aspen Pharmacare Holdings Ltd. (b)	18,439	413,671
Barclays Africa Group Ltd.	20,871	214,219
Bid Corp. Ltd. (b)	18,661	418,878
Bidvest Group Ltd.	20,798	265,241
Capitec Bank Holdings Ltd.	1,291	81,899
Coronation Fund Managers Ltd.	27,149	135,200
Discovery Holdings Ltd.	20,716	215,425
Exxaro Resources Ltd.	15,325	139,549
FirstRand Ltd.	200,957	772,752
Fortress Income Fund Ltd.	67,928	194,420
Foschini Group Ltd.	6,728	67,460

TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	15

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
South Africa (continued)
Gold Fields Ltd.	38,623	$167,030
Growthpoint Properties Ltd. (b)	72,731	130,621
Hyprop Investments Ltd.	7,562	59,049
Impala Platinum Holdings Ltd. (b)(c)	29,321	67,229
Imperial Holdings Ltd.	3,661	51,730
Investec Ltd.	7,549	54,643
Liberty Holdings Ltd.	1,922	14,935
Life Healthcare Group Holdings Ltd.	22,364	39,079
Massmart Holdings Ltd.	5,128	42,255
MMI Holdings Ltd. (b)	20,454	26,212
Mondi Ltd.	7,836	209,219
Mr Price Group Ltd.	10,819	143,884
MTN Group Ltd.	97,601	897,389
Naspers Ltd., Class N	22,657	4,897,823
Nedbank Group Ltd.	13,358	199,872
Netcare Ltd.	88,635	156,306
Novus Holdings, Ltd.	7,836	3,755
Pick n Pay Stores Ltd.	28,036	119,299
Pioneer Foods Group Ltd.	6,964	57,996
PSG Group Ltd.	2,684	46,411
Rand Merchant Investment Holdings Ltd.	48,390	148,221
Redefine Properties Ltd.	238,334	188,185
Remgro Ltd.	27,353	415,128
Resilient REIT Ltd.	17,014	167,240
RMB Holdings Ltd.	58,722	275,253
Sanlam Ltd.	99,351	496,339
Sappi Ltd.	29,677	202,122
Sasol Ltd.	28,998	793,523
Shoprite Holdings Ltd.	26,136	399,393
Sibanye Gold Ltd.	82,923	93,168
Spar Group Ltd.	4,305	53,162
Standard Bank Group Ltd.	67,070	782,474
Telkom SA SOC Ltd.	11,210	49,092
Tiger Brands Ltd.	7,701	214,707
Truworths International Ltd. (b)	20,564	117,335
Vodacom Group Ltd. (b)	23,375	278,077
Woolworths Holdings Ltd.	39,270	173,883

		15,358,600
South Korea — 3.4%
Amorepacific Corp.	1,801	408,836
Amorepacific Group	2,278	245,980
BGF Retail Co. Ltd.	1,224	88,920
BNK Financial Group, Inc.	6,269	54,821
Celltrion, Inc. (c)	4,932	612,770
Cheil Worldwide, Inc.	4,081	64,956
CJ CheilJedang Corp.	98	30,345
CJ Corp.	848	126,559
CJ E&M Corp.	2,172	146,498

Common Stocks	Shares	Value
South Korea (continued)
CJ Logistics Corp. (c)	414	$59,180
Coway Co. Ltd.	3,702	304,303
Daelim Industrial Co. Ltd.	1,073	75,232
Daewoo Engineering & Construction Co. Ltd. (c)	19,237	121,355
Daewoo Securities Co. Ltd.	9,107	78,583
DGB Financial Group, Inc.	5,100	46,809
Dongbu Insurance Co. Ltd.	3,276	209,299
Doosan Heavy Industries & Construction Co. Ltd.	776	11,623
E-Mart, Inc.	545	99,416
GS Engineering & Construction Corp. (c)	6,155	143,737
GS Holdings Corp.	2,934	168,520
Hana Financial Group, Inc.	15,716	652,006
Hankook Tire Co. Ltd.	4,552	239,709
Hanmi Pharm Co. Ltd. (c)	222	88,332
Hanmi Science Co. Ltd. (c)	758	60,978
Hanon Systems	15,127	166,829
Hanssem Co. Ltd.	731	96,792
Hanwha Chemical Corp.	4,037	114,862
Hanwha Corp.	4,520	174,237
Hanwha Life Insurance Co. Ltd.	7,120	42,651
Hotel Shilla Co. Ltd.	1,174	59,708
Hyosung Corp.	1,140	145,277
Hyundai Department Store Co. Ltd.	314	24,260
Hyundai Development Co-Engineering & Construction	2,250	70,339
Hyundai Engineering & Construction Co. Ltd.	3,298	110,820
Hyundai Glovis Co. Ltd.	1,138	147,295
Hyundai Heavy Industries Co. Ltd. (c)	2,089	265,924
Hyundai Marine & Fire Insurance Co. Ltd.	4,560	180,853
Hyundai Mobis Co. Ltd.	3,532	741,571
Hyundai Motor Co.	8,165	1,074,122
Hyundai Robotics Co. Ltd. (c)	102	38,085
Hyundai Steel Co.	5,604	259,305
Hyundai Wia Corp.	513	29,293
Kakao Corp.	1,108	139,790
Kangwon Land, Inc.	7,491	229,196
KB Financial Group, Inc.	20,308	999,136
KCC Corp.	266	87,150
KEPCO Plant Service & Engineering Co. Ltd.	707	25,640
Kia Motors Corp.	13,897	384,486
Korea Aerospace Industries Ltd.	5,031	192,225
Korea Electric Power Corp.	12,939	439,606
Korea Gas Corp. (c)	753	27,725
Korea Investment Holdings Co. Ltd.	1,486	79,717
Korea Zinc Co. Ltd.	398	172,445

16	TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
South Korea (continued)
Korean Air Lines Co. Ltd. (c)	4,193	$113,034
KT Corp.	1,200	30,593
KT&G Corp.	6,136	566,234
Kumho Petrochemical Co. Ltd.	423	26,723
LG Chem Ltd.	2,506	860,941
LG Corp.	5,702	402,627
LG Display Co. Ltd.	13,391	358,719
LG Electronics, Inc.	4,891	353,235
LG Household & Health Care Ltd.	533	435,577
Lotte Chemical Corp.	865	286,401
Lotte Confectionery Co. Ltd.	750	109,433
Lotte Shopping Co. Ltd.	752	162,638
NAVER Corp.	1,558	1,016,488
NCSoft Corp.	1,038	422,004
NH Investment & Securities Co. Ltd.	5,312	63,443
OCI Co. Ltd.	1,017	91,234
Orion Corp. (c)	907	76,814
POSCO	3,924	1,090,419
Posco Daewoo Corp.	1,160	19,602
S-1 Corp.	442	34,492
S-Oil Corp.	1,514	169,087
Samsung Biologics Co. Ltd. (c)(d)	1,220	360,997
Samsung C&T Corp.	4,015	474,663
Samsung Card Co. Ltd.	1,210	39,017
Samsung Electro-Mechanics Co. Ltd.	144	12,870
Samsung Electronics Co. Ltd.	5,010	11,273,612
Samsung Fire & Marine Insurance Co. Ltd.	1,790	438,658
Samsung Heavy Industries Co. Ltd. (c)	18,584	182,329
Samsung Life Insurance Co. Ltd.	3,994	394,794
Samsung SDI Co. Ltd.	2,958	514,661
Samsung SDS Co. Ltd.	929	137,188
Samsung Securities Co. Ltd.	2,723	82,440
Samsung Techwin Co. Ltd. (c)	2,293	66,572
Shinhan Financial Group Co. Ltd.	21,898	967,853
Shinsegae Co. Ltd.	670	114,070
SK Holdings Co. Ltd.	1,879	473,890
SK Hynix, Inc.	30,594	2,231,229
SK Innovation Co. Ltd.	3,761	655,520
SK Networks Co. Ltd.	14,759	93,111
SK Telecom Co. Ltd.	1,198	267,308
Woori Bank	13,531	211,243
Yuhan Corp.	671	121,173

		36,461,042
Spain — 2.4%
Abertis Infraestructuras SA	45,433	918,517
ACS Actividades de Construccion y Servicios SA	15,237	565,256
Aena SME SA (d)	3,841	694,173
Amadeus IT Group SA	19,963	1,298,368

Common Stocks	Shares	Value
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	346,719	$3,099,805
Banco de Sabadell SA	292,491	611,465
Banco Santander SA	827,643	5,789,236
Bankia SA (b)	45,598	220,138
Bankinter SA (b)	38,876	368,196
CaixaBank SA	190,904	958,243
Distribuidora Internacional de Alimentacion SA (b)	38,924	227,320
Enagas SA	3,839	108,175
Endesa SA	18,186	410,368
Ferrovial SA	24,743	545,183
Gas Natural SDG SA	17,935	397,306
Grifols SA	15,251	445,072
Iberdrola SA	302,239	2,350,098
Industria de Diseno Textil SA	57,760	2,177,565
International Consolidated Airlines Group SA	20,851	166,173
Mapfre SA	66,978	218,254
Red Electrica Corp. SA	8,296	174,503
Repsol SA (b)	69,610	1,284,609
Telefonica SA	224,752	2,442,396

		25,470,419
Sweden — 2.0%
Alfa Laval AB	11,214	274,293
Assa Abloy AB, Class B (b)	57,367	1,313,440
Atlas Copco AB, A Shares	36,408	1,544,512
Atlas Copco AB, B Shares	19,981	776,216
Boliden AB	11,369	385,629
Electrolux AB, Class B	12,094	411,629
Essity AB, Class B (c)	30,871	841,668
Getinge AB, Class B (b)(c)	1,605	30,090
Getinge AB, Class B	11,241	211,039
Hennes & Mauritz AB, Class B (b)	49,843	1,294,734
Hexagon AB, Class B	9,081	450,491
Husqvarna AB, Class B	2,063	21,245
ICA Gruppen AB	80	3,010
Industrivarden AB, Class C	8,883	225,340
Investor AB, Class B	19,921	985,576
Kinnevik AB, Class B	5,246	171,380
L E Lundbergforetagen AB, B Shares	3,372	269,820
Lundin Petroleum AB (b)(c)	9,142	200,328
Millicom International Cellular SA	5,124	338,488
Nordea Bank AB	160,837	2,183,718
Sandvik AB	58,636	1,012,684
Securitas AB, Class B	18,887	316,675
Skandinaviska Enskilda Banken AB, Class A	85,484	1,127,806
Skanska AB, Class B	19,249	446,368
SKF AB, Class B	21,520	469,836
Svenska Handelsbanken AB, Class A	83,106	1,255,590

TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	17

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Sweden (continued)
Swedbank AB, Class A	49,964	$1,383,578
Swedish Match AB	11,349	398,593
Tele2 AB, Class B	13,773	157,826
Telefonaktiebolaget LM Ericsson, Class B	143,370	826,540
Telia Co. AB	155,838	734,844
Volvo AB, Class B	83,278	1,607,935
		21,670,921
Switzerland — 6.0%
ABB Ltd., Registered Shares	102,939	2,545,473
Adecco SA, Registered Shares	9,034	703,789
Baloise Holding AG, Registered Shares	2,648	419,319
Barry Callebaut AG, Registered Shares (c)	143	218,921
Cie Financiere Richemont SA, Registered Shares	26,522	2,427,717
Coca-Cola HBC AG (c)	6,500	220,082
Credit Suisse Group AG, Registered Shares (c)	115,712	1,833,409
Dufry AG (c)	2,272	361,143
EMS-Chemie Holding AG, Registered Shares	450	299,474
Geberit AG, Registered Shares	2,134	1,010,269
Givaudan SA, Registered Shares (b)	471	1,025,361
Glencore PLC (c)	625,563	2,871,338
Julius Baer Group Ltd. (c)	11,443	679,029
Kuehne & Nagel International AG, Registered Shares	1,945	360,410
LafargeHolcim Ltd. (c)	22,014	1,288,808
Lindt & Spruengli AG (b)	47	268,162
Lindt & Spruengli AG, Registered Shares (b)	6	416,335
Lonza Group AG, Registered Shares (c)	3,907	1,026,621
Nestle SA, Registered Shares	159,033	13,349,428
Novartis AG, Registered Shares	113,722	9,754,498
Pargesa Holding SA, Bearer Shares	1,995	165,998
Partners Group Holding AG	939	637,485
Roche Holding AG	36,194	9,251,915
Schindler Holding AG, Participation Certificates	2,360	521,551
Schindler Holding AG, Registered Shares	1,556	335,101
SGS SA, Registered Shares	280	672,357
Sika AG, Bearer Shares	110	819,025
Sonova Holding AG, Registered Shares	2,902	492,574
STMicroelectronics NV (b)	23,489	455,671

Common Stocks	Shares	Value
Switzerland (continued)
Swatch Group AG, Bearer Shares (b)	1,402	$584,237
Swatch Group AG, Registered Shares	3,602	287,204
Swiss Life Holding AG, Registered Shares (c)	1,676	590,860
Swiss Prime Site AG, Registered Shares (c)	2,244	201,725
Swiss Re AG	15,788	1,431,092
Swisscom AG, Registered Shares (b)	1,332	682,924
UBS Group AG, Registered Shares (c)	185,649	3,175,893
Vifor Pharma AG (b)	2,866	338,035
Zurich Insurance Group AG	7,912	2,417,744
		64,140,977
Taiwan — 2.8%
Acer, Inc. (c)	69,504	34,786
Advanced Semiconductor Engineering, Inc.	382,687	469,430
Advantech Co. Ltd.	22,873	163,287
Asia Cement Corp.	170,233	150,398
Asia Pacific Telecom Co. Ltd. (c)	33,000	11,112
Asustek Computer, Inc.	38,220	314,964
AU Optronics Corp.	1,000	402
Catcher Technology Co. Ltd.	36,000	336,756
Cathay Financial Holding Co. Ltd.	455,935	726,578
Chailease Holding Co. Ltd.	66,795	161,341
Chang Hwa Commercial Bank Ltd.	221,236	119,761
Cheng Shin Rubber Industry Co. Ltd.	436	874
Chicony Electronics Co. Ltd.	15,778	37,526
China Airlines Ltd. (c)	103,687	39,161
China Development Financial Holding Corp.	577,765	173,673
China Life Insurance Co. Ltd.	114,293	107,784
China Steel Corp.	734,638	590,586
Chunghwa Telecom Co. Ltd.	186,000	640,757
Compal Electronics, Inc.	192,000	136,576
CTBC Financial Holding Co. Ltd.	868,601	545,220
Delta Electronics, Inc.	67,000	345,684
E.Sun Financial Holding Co. Ltd.	450,106	269,003
Eclat Textile Co. Ltd.	7,303	89,078
Eva Airways Corp.	73,205	35,744
Evergreen Marine Corp. Taiwan Ltd. (c)	83,830	48,463
Far Eastern New Century Corp.	210,607	166,990
Far EasTone Telecommunications Co. Ltd.	95,000	226,020
Feng TAY Enterprise Co. Ltd.	16,150	73,623
First Financial Holding Co. Ltd.	474,916	305,024

18	TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Taiwan (continued)
Formosa Chemicals & Fibre Corp.	181,360	$552,255
Formosa Petrochemical Corp.	74,000	255,606
Formosa Plastics Corp.	152,040	461,060
Formosa Taffeta Co. Ltd.	31,000	31,214
Foxconn Technology Co. Ltd.	43,007	124,463
Fubon Financial Holding Co. Ltd.	335,952	525,016
Giant Manufacturing Co. Ltd.	10,000	47,073
Highwealth Construction Corp.	62,400	82,942
Hiwin Technologies Corp.	11,309	100,085
Hon Hai Precision Industry Co. Ltd.	818,000	2,840,836
Hotai Motor Co. Ltd.	8,000	92,378
HTC Corp. (c)	75,050	188,152
Hua Nan Financial Holdings Co. Ltd.	395,774	214,939
Innolux Corp.	658,494	308,231
Inventec Co. Ltd.	218,470	161,754
Largan Precision Co. Ltd.	5,000	882,075
Lite-On Technology Corp.	99,816	142,981
MediaTek, Inc.	79,255	745,781
Mega Financial Holding Co. Ltd.	660,110	516,697
Merida Industry Co. Ltd.	8,150	35,573
Micro-Star International Co. Ltd.	43,000	92,750
Nan Ya Plastics Corp.	251,790	621,311
Nien Made Enterprise Co. Ltd.	9,000	92,418
Novatek Microelectronics Corp.	23,000	86,640
Pegatron Corp.	105,000	273,401
Phison Electronics Corp.	15,000	178,320
Pou Chen Corp.	92,000	115,672
Powertech Technology, Inc.	70,100	202,598
President Chain Store Corp.	37,000	312,282
Quanta Computer, Inc.	138,000	318,379
Realtek Semiconductor Corp.	23,240	80,286
Ruentex Development Co. Ltd. (c)	57,308	52,629
Ruentex Industries Ltd. (c)	17,521	26,017
Shin Kong Financial Holding Co. Ltd.	292,832	87,867
Siliconware Precision Industries Co.	139,848	223,724
SinoPac Financial Holdings Co. Ltd.	537,001	160,921
Standard Foods Corp.	7,342	17,926
Synnex Technology International Corp.	134,500	161,639
TaiMed Biologics, Inc. (c)	15,000	95,245
Taishin Financial Holding Co. Ltd.	334,858	144,298
Taiwan Business Bank	261,801	71,368
Taiwan Cement Corp.	226,000	252,322
Taiwan Cooperative Financial Holding Co. Ltd.	421,394	217,712
Taiwan Fertilizer Co. Ltd.	12,000	15,550
Taiwan Mobile Co. Ltd.	98,800	352,139
Taiwan Semiconductor Manufacturing Co. Ltd.	1,271,999	9,110,644
Teco Electric and Machinery Co. Ltd.	39,000	34,977

Common Stocks	Shares	Value
Taiwan (continued)
Transcend Information, Inc.	29,000	$82,089
Uni-President Enterprises Corp.	251,950	528,274
United Microelectronics Corp.	766,000	383,781
Vanguard International Semiconductor Corp.	86,000	148,533
Wistron Corp.	129,362	103,747
WPG Holdings Ltd.	85,270	113,658
Yuanta Financial Holding Co. Ltd.	432,260	186,387
Zhen Ding Technology Holding Ltd.	14,710	29,898

		29,605,114
Thailand — 0.5%
Advanced Info Service PCL — NVDR	31,200	178,782
Airports of Thailand PCL — NVDR	176,800	313,294
Bangkok Bank PCL, Foreign Registered Shares	30,500	178,605
Bangkok Dusit Medical Services PCL — NVDR	276,700	170,217
Banpu PCL — NVDR (b)	227,900	120,512
BEC World PCL — NVDR (b)	16,900	8,260
BTS Group Holdings PCL — NVDR	860,599	220,866
Bumrungrad Hospital PCL — NVDR	22,400	144,408
Central Pattana PCL — NVDR	63,000	147,346
Charoen Pokphand Foods PCL — NVDR	204,000	163,947
CP ALL PCL — NVDR	220,600	441,531
Delta Electronics Thailand PCL — NVDR	20,000	52,429
Energy Absolute PCL — NVDR	45,000	51,710
Glow Energy PCL — NVDR	53,900	144,245
Home Product Center PCL — NVDR	82,832	30,354
Indorama Ventures PCL — NVDR	39,200	49,741
IRPC PCL — NVDR	492,400	93,166
Kasikornbank PCL — NVDR	36,500	226,992
Kasikornbank PCL, Foreign Registered Shares	58,200	373,985
Krung Thai Bank PCL — NVDR	143,775	81,153
Minor International PCL — NVDR	146,680	179,227
PTT Exploration & Production PCL — NVDR	76,522	205,676
PTT Global Chemical PCL — NVDR	57,368	132,597
PTT PCL — NVDR	52,900	647,768
Siam Cement PCL — NVDR	13,000	195,086
Siam Cement PCL, Foreign Registered Shares	14,200	213,161
Siam Commercial Bank PCL — NVDR	57,900	266,215
Thai Oil PCL — NVDR	92,900	257,669
Thai Union Group PCL — NVDR	329,100	197,361
TMB Bank PCL — NVDR	271,500	20,538
True Corp. PCL — NVDR (c)	355,740	65,185

		5,572,026

TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	19

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Turkey — 0.3%
Akbank TAS	114,009	$300,876
Anadolu Efes Biracilik Ve Malt Sanayii AS	28,262	165,879
Arcelik AS	20,968	133,725
BIM Birlesik Magazalar AS	8,704	181,481
Coca-Cola Icecek AS	4,750	49,614
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (c)	226,344	170,315
Eregli Demir ve Celik Fabrikalari TAS	51,754	112,305
Ford Otomotiv Sanayi	2,700	34,552
Haci Omer Sabanci Holding AS	32,457	91,276
KOC Holding AS	17,992	82,536
Petkim Petrokimya Holding	56,271	94,422
TAV Havalimanlari Holding AS	2,171	10,758
Tofas Turk Otomobil Fabrikasi AS	4,704	40,758
Tupras Turkiye Petrol Rafinerileri AS	5,076	173,225
Turk Hava Yollari (c)	26,638	65,405
Turk Telekomunikasyon AS (c)	10,009	19,089
Turkcell Iletisim Hizmetleri AS	33,444	118,944
Turkiye Garanti Bankasi AS	133,513	362,760
Turkiye Halk Bankasi	58,372	198,526
Turkiye Is Bankasi, Class C	88,347	168,102
Turkiye Sise ve Cam Fabrikalari AS	47,105	54,205
Turkiye Vakiflar Bankasi Tao, Class D	43,060	75,806
Ulker Biskuvi Sanayi	3,956	21,483
Yapi ve Kredi Bankasi (c)	65,139	79,031

		2,805,073
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	138,930	269,014
Aldar Properties PJSC	334,873	212,879
DP World Ltd.	10,522	236,324
Dubai Islamic Bank PJSC	36,085	59,486
Emaar Malls Group PJSC	81,000	51,389
Emaar Properties PJSC	172,958	400,614
Emirates Telecommunications Group Co. PJSC	97,764	460,523
Mediclinic International PLC (b)	17,716	154,306
National Bank of Abu Dhabi PJSC	93,208	258,869

		2,103,404
United Kingdom — 10.7%
3i Group PLC	53,260	652,068
Admiral Group PLC	11,495	280,104
Anglo American PLC (b)	66,925	1,203,204
Antofagasta PLC	26,475	337,239
Ashtead Group PLC	28,775	694,168
Associated British Foods PLC	15,586	667,262
AstraZeneca PLC	65,598	4,362,360

Common Stocks	Shares	Value
United Kingdom (continued)
Auto Trader Group PLC (d)	57,831	$304,248
Aviva PLC	211,152	1,457,357
Babcock International Group PLC	15,027	166,672
BAE Systems PLC	166,930	1,413,688
Barclays PLC	833,958	2,162,438
Barratt Developments PLC	42,917	353,558
Berkeley Group Holdings PLC	8,364	416,834
BHP Billiton PLC	105,509	1,861,810
BP PLC	1,016,298	6,510,397
British American Tobacco PLC	118,284	7,405,017
British Land Co. PLC	59,232	478,221
BT Group PLC	422,884	1,608,436
Bunzl PLC	19,227	584,102
Burberry Group PLC	22,113	522,122
Capita PLC (b)	33,043	250,008
Carnival PLC	9,580	609,214
Centrica PLC	283,823	711,362
Cobham PLC	135,880	265,289
Coca-Cola European Partners PLC	6,565	275,257
Compass Group PLC	82,369	1,747,667
Croda International PLC	7,020	356,953
Diageo PLC	128,285	4,218,717
Direct Line Insurance Group PLC	28,235	137,648
Dixons Carphone PLC (b)	27,531	71,383
easyJet PLC	8,921	145,579
Ferguson PLC	12,916	847,408
Fiat Chrysler Automobiles NV (c)	55,750	999,117
G4S PLC	93,084	347,284
GKN PLC	101,475	470,190
GlaxoSmithKline PLC	255,365	5,104,902
Hammerson PLC	42,497	305,992
Hargreaves Lansdown PLC	17,892	355,035
Hikma Pharmaceuticals PLC (b)	8,947	145,368
HSBC Holdings PLC	1,028,038	10,163,006
IMI PLC	17,672	294,452
Imperial Brands PLC	47,021	2,006,892
Inmarsat PLC	25,312	218,456
InterContinental Hotels Group PLC	10,717	566,936
Intertek Group PLC	8,251	551,522
Intu Properties PLC (b)	53,493	165,364
Investec PLC	45,329	331,372
ITV PLC	151,643	355,285
J. Sainsbury PLC	100,607	320,766
Johnson Matthey PLC	5,498	252,112
Kingfisher PLC	117,839	471,790
Land Securities Group PLC	39,151	510,626
Legal & General Group PLC	329,570	1,148,708
Lloyds Banking Group PLC	3,640,641	3,308,458
London Stock Exchange Group PLC	16,030	823,075
Marks & Spencer Group PLC	87,368	413,659
Meggitt PLC	42,920	299,784
Merlin Entertainments PLC (d)	40,221	240,039

20	TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
Micro Focus International PLC	22,369	$715,978
Mondi PLC	18,776	504,796
National Grid PLC	178,168	2,206,708
Next PLC	7,507	529,187
Old Mutual PLC	252,054	656,595
Pearson PLC	43,957	360,473
Persimmon PLC	18,050	624,663
Provident Financial PLC (b)	7,186	80,013
Prudential PLC	132,746	3,176,677
Randgold Resources Ltd.	2,830	276,595
Reckitt Benckiser Group PLC	34,450	3,147,628
RELX NV	55,838	1,187,869
RELX PLC	54,524	1,196,600
Rio Tinto PLC	63,094	2,936,970
Rolls-Royce Holdings PLC (c)	86,728	1,031,566
Royal Bank of Scotland Group PLC (c)	152,197	547,880
Royal Mail PLC	43,082	221,833
RSA Insurance Group PLC	54,630	456,428
Sage Group PLC	45,514	426,231
Schroders PLC	7,414	333,531
Segro PLC	55,041	395,728
Severn Trent PLC	9,115	265,506
Shire PLC	46,312	2,358,843
Sky PLC	45,101	553,293
Smith & Nephew PLC	36,626	662,022
Smiths Group PLC	22,769	481,554
SSE PLC	53,574	1,002,485
St. James’s Place PLC	15,074	231,684
Standard Chartered PLC (c)	159,169	1,582,632
Standard Life Aberdeen PLC	130,866	760,710
Tate & Lyle PLC	29,549	256,579
Taylor Wimpey PLC	136,947	358,931
Tesco PLC (c)	417,919	1,048,036
Travis Perkins PLC	13,060	253,406
Unilever PLC	66,026	3,821,540
United Utilities Group PLC	37,850	433,393
Vodafone Group PLC	1,389,450	3,890,720
Weir Group PLC	13,734	361,499
Whitbread PLC	9,701	489,672
WM Morrison Supermarkets PLC	75,511	236,873
Worldpay Group PLC (d)	117,113	639,217
WPP PLC	63,164	1,172,076

		115,122,600
United States — 0.1%
Yum China Holdings, Inc. (c)	22,537	900,804
Total Common Stocks — 97.8%		1,049,296,740

Preferred Stocks	Shares	Value
Brazil — 0.7%
Banco Bradesco SA, Preference Shares	156,166	$1,728,247
Braskem SA, Preference A Shares	11,000	147,366
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares	13,700	98,149
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares (c)	12,905	305,598
Cia Energetica de Minas Gerais, Preference Shares	55,184	139,043
Cia Paranaense de Energia, Preference ‘B’ Shares	11,500	102,504
Gerdau SA, Preference Shares	22,902	79,831
Itau Unibanco Holding SA, Preference Shares	168,461	2,305,791
Itausa — Investimentos Itau SA, Preference Shares	216,392	753,616
Klabin SA, Preference Shares	20,177	116,903
Lojas Americanas SA, Preference Shares	35,184	213,849
Petroleo Brasileiro SA, Preference Shares (c)	176,188	851,141
Suzano Papel e Celulose SA, Preference ‘A’ Shares	13,600	78,625
Telefonica Brasil SA, Preference Shares	25,700	409,541

		7,330,204
Chile — 0.0%
Embotelladora Andina SA, Preference ‘B’ Shares	9,219	43,093
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	4,911	272,510

		315,603
Colombia — 0.0%
Grupo de Inversiones Suramericana SA, Preference Shares	5,798	79,358

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares	392	34,941
Fuchs Petrolub SE, Preference Shares	3,377	199,987
Henkel AG & Co. KGaA, Preference Shares	8,480	1,155,473
Porsche Automobil Holding SE, Preference Shares	4,926	315,174

TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	21

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Preferred Stocks	Shares	Value
Germany (continued)
Volkswagen AG, Preference Shares	9,393	$1,533,617

		3,239,192
Russia — 0.0%
Surgutneftegas OJSC, Preference Shares	394,999	202,887
Transneft PJSC, Preference Shares	31	98,676

		301,563
South Korea — 0.2%
Amorepacific Corp., Preference Shares	382	52,029
Hyundai Motor Co., Preference Shares	852	69,721
Hyundai Motor Co., Second Preference Shares	1,755	157,407
LG Chem Ltd., Preference Shares	179	39,707
Samsung Electronics Co. Ltd., Preference Shares	827	1,495,911

		1,814,775
Total Preferred Securities — 1.2%		13,080,695

Rights — 0.0%
Singapore — 0.0%
CapitaLand Commercial Trust (Expires 10/19/17) (c)	17,701	3,813
Total Long-Term Investments (Cost — $878,413,681) — 99.0%		1,062,381,248

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (f)(g)(h)	113,497,232	113,531,281
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97%, 12/31/50 (f)(h)	1,460,724	1,460,724
Total Short-Term Securities (Cost — $114,978,120) — 10.7%		114,992,005
Total Investments (Cost — $993,391,801) — 109.7%		1,177,373,253
Liabilities in Excess of Other Assets — (9.7)%		(104,542,043)

Net Assets — 100.0%		$1,072,831,210

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

22	TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

(b)	Security, or a portion of the security, is on loan.

(c)	Non-income producing security.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of security was purchased with the cash collateral from loaned securities.

(h)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	85,655,946	27,841,286	113,497,232	$113,531,281	$397,757	[1]	$4,618	—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,264,403	(4,803,679)	1,460,724	1,460,724	25,433		—	$(6,176)
Total				$114,992,005	$423,190		$4,618	$(6,176)

[1]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrower of securities.

Portfolio Abbreviations

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation
Long Contracts
E-Mini MSCI EAFE Index	56	December 2017	$5,540	$68,339
MSCI Emerging Markets Index	25	December 2017	$1,362	148
S&P/TSX 60 Index	18	December 2017	$661	23,853
Total				$92,340

TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	23

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$49,954,211	—	$49,954,211
Austria	$258,739	1,516,459	—	1,775,198
Belgium	—	8,657,774	—	8,657,774
Brazil	12,006,432	—	—	12,006,432
Canada	70,931,749	285,028	—	71,216,777
Chile	2,811,917	—	—	2,811,917
China	19,979,353	47,024,688	—	67,004,041
Colombia	1,043,005	—	—	1,043,005
Czech Republic	65,724	196,127	—	261,851
Denmark	—	13,785,375	—	13,785,375
Finland	630,579	6,813,359	—	7,443,938
France	279,154	76,953,066	—	77,232,220
Germany	267,484	68,469,792	—	68,737,276
Greece	421,068	437,839	—	858,907
Hong Kong	549,221	33,135,707	—	33,684,928
Hungary	—	691,466	—	691,466

24	TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
India	$2,504,584	$19,077,061	—	$21,581,645
Indonesia	850,659	5,033,795	—	5,884,454
Ireland	769,857	4,364,171	—	5,134,028
Israel	1,916,742	1,712,459	—	3,629,201
Italy	—	16,249,159	—	16,249,159
Japan	304,725	169,410,949	—	169,715,674
Luxembourg	—	1,462,769	—	1,462,769
Malaysia	1,570,110	4,277,667	—	5,847,777
Malta	—	73,535	—	73,535
Mexico	8,779,966	212,183	—	8,992,149
Netherlands	2,368,085	37,566,555	—	39,934,640
New Zealand	197,085	973,086	—	1,170,171
Norway	457,006	4,754,080	—	5,211,086
Pakistan	110,263	43,783	—	154,046
Peru	943,746	—	—	943,746
Philippines	352,464	2,630,403	—	2,982,867
Poland	674,359	2,734,125	—	3,408,484
Portugal	—	1,013,509	—	1,013,509
Qatar	344,509	1,268,508	—	1,613,017
Romania	150,570	—	—	150,570
Russia	635,242	7,788,574	—	8,423,816
Singapore	74,643	9,269,458	—	9,344,101
South Africa	2,365,308	12,993,292	—	15,358,600
South Korea	626,461	35,834,581	—	36,461,042
Spain	—	25,470,419	—	25,470,419
Sweden	—	21,670,921	—	21,670,921
Switzerland	469,887	63,671,090	—	64,140,977
Taiwan	—	29,605,114	—	29,605,114
Thailand	1,520,047	4,051,979	—	5,572,026
Turkey	—	2,805,073	—	2,805,073
United Arab Emirates	1,161,411	941,993	—	2,103,404
United Kingdom	1,030,825	114,091,775	—	115,122,600
United States	900,804	—	—	900,804
Preferred Stocks	7,980,081	5,100,614	—	13,080,695
Rights	—	3,813	—	3,813
Short-Term Securities	114,992,005	—	—	114,992,005

Total	$263,295,869	$914,077,384	—	$1,177,373,253

Derivative Financial Instruments [1]
Assets:
Equity contracts	$92,340	—	—	$92,340

[1] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	25

Schedule of Investments (concluded)	Total International ex U.S. Index Master Portfolio

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1 [1]	Transfers Out of Level 1	Transfers Into Level 2	Transfers Out of Level 2 [1]
Assets:
Investments:
Long-Term Investments
Common Stocks	$13,923,126	—	—	$(13,923,126)

[1] Systematic Fair Value Prices were not utilized at period end for these investments.

26	TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments September 30, 2017 (Unaudited)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.97%, 10/12/17	$81,570	$81,546,322
0.96%, 10/19/17	58,000	57,972,595
0.97%, 10/26/17	102,000	101,932,354
1.06%, 11/02/17	426,220	425,825,276
1.05%, 11/09/17	298,045	297,710,588
1.14%, 12/21/17	276,630	275,932,893
1.15%, 12/28/17	30,000	29,917,500
1.13%, 1/04/18	192,805	192,240,808
1.13%, 1/18/18	121,095	120,689,853
1.15%, 2/08/18	149,850	149,241,234
1.14%, 2/15/18	183,460	182,681,544
1.20%, 3/22/18	160,030	159,132,712
1.19%, 3/29/18	357,040	354,962,920
1.22%, 7/19/18	35,720	35,376,403
U.S. Treasury Notes:
(3 mo.Treasury money market yield + 0.17%), 1.22%, 10/31/17 (b)	59,036	59,038,844
0.88% - 4.25%, 11/15/17	169,095	169,084,701
0.75% - 2.63%, 1/31/18	146,250	146,171,720
(3 mo.Treasury money market yield + 0.27%), 1.32%, 1/31/18 (b)	158,320	158,339,700
3.50%, 2/15/18	50,355	50,824,379
0.75%, 2/28/18	27,365	27,347,095
1.00%, 3/15/18	65,000	65,021,878
2.88%, 3/31/18	50,000	50,437,051
(3 mo.Treasury money market yield + 0.19%), 1.24%, 4/30/18 (b)	259,030	259,079,183

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
(3 mo.Treasury money market yield + 0.17%), 1.22%, 7/31/18 (b)	$52,020	$52,018,387
(3 mo.Treasury money market yield + 0.17%), 1.22%, 10/31/18 (b)	143,455	143,450,436
(3 mo.Treasury money market yield + 0.14%), 1.19%, 1/31/19 (b)	56,535	56,569,371
(3 mo.Treasury money market yield + 0.07%), 1.12%, 4/30/19 (b)	117,720	117,713,551
Total U.S. Treasury Obligations — 45.3%		3,820,259,298

Total Repurchase Agreements — 54.4%		4,593,500,000
Total Investments (Cost — $8,413,759,298) — 99.7%		8,413,759,298
Other Assets Less Liabilities — 0.3%		24,942,227

Net Assets — 100.0%		$8,438,701,525

Notes to Schedule of Investments

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Floating rate security. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Bank of Montreal	1.05%	9/29/17	10/02/17	$10,000	$10,000	$10,000,875	U.S. Treasury Obligations, 0.75% to 4.75%, due 10/15/17 to 2/15/42	$6,824,300	$10,200,018
Bank of Nova Scotia	1.04%	9/29/17	10/02/17	4,000	4,000	4,000,347	U.S. Treasury Obligation, 3.00%, due 2/15/47	3,961,300	4,080,450
BNP Paribas Securities Corp.	1.04%	9/29/17	10/02/17	705,000	705,000	705,061,100	U.S. Treasury Obligations, 0.00% to 7.63%, due 12/31/20 to 2/15/46	813,083,754	719,100,000
Citigroup Global Markets, Inc.	1.06%[1]	9/29/17	10/02/17	274,000	274,000	274,024,203	U.S. Treasury Obligations, 1.38% to 2.13%, due 12/31/18 to 8/31/20	275,913,219	279,350,789

TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	Treasury Money Market Master Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Credit Agricole Corp.	1.03%[1]	9/29/17	10/02/17	$599,000	$599,000	$599,051,414	U.S. Treasury Obligations, 0.00% to 3.13%, due 5/15/19 to 8/15/44	$688,790,797	$611,679,603
Federal Reserve Bank of New York	1.00%	9/29/17	10/02/17	2,100,000	2,100,000	2,100,175,000	U.S. Treasury Obligations, 2.75% to 6.25%, due 8/15/23 to 2/15/43	1,817,836,800	2,100,175,014
HSBC Securities (USA), Inc.	1.04%[2]	9/29/17	10/02/17	200,000	200,000	200,017,333	U.S. Treasury Obligations, 1.88% to 6.13%, due 8/31/22 to 11/15/44	169,313,800	204,004,747
	1.01%	9/29/17	10/03/17	34,500	34,500	34,503,872	U.S. Treasury Obligations, 1.25% to 1.38%, due 5/31/21 to 7/31/23	36,421,300	35,193,033
	1.01%	9/29/17	10/04/17	66,000	66,000	66,009,258	U.S. Treasury Obligations, 1.25% to 1.88%, due 8/31/22 to 7/31/23	69,027,000	67,323,781
Total HSBC Securities (USA), Inc.					$300,500				$306,521,561
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.05%	9/29/17	10/02/17	8,000	8,000	8,000,700	U.S. Treasury Obligation, 1.63%, due 5/31/23	8,282,200	8,160,056
Mitsubishi UFJ Securities USA, Inc.	1.02%	9/29/17	10/02/17	350,000	350,000	350,029,750	U.S. Treasury Obligations, 0.00% to 7.63%, due 2/28/18 to 5/16/46	337,587,900	357,000,019
Morgan Stanley & Co. LLC	1.00%	9/29/17	10/02/17	15,000	15,000	15,001,250	U.S. Treasury Obligations, 0.00% to 7.25%, due 10/31/20 to 5/15/46	18,095,140	15,300,081
Natixis North America LLC	1.05%[2]	9/29/17	10/02/17	100,000	100,000	100,008,750	U.S. Treasury Obligations, 0.00% to 3.63%, due 2/01/18 to 2/15/45	96,853,600	102,000,051
RBC Capital Markets LLC	1.03%	9/29/17	10/02/17	13,000	13,000	13,001,116	U.S. Treasury Obligation, 2.25%, due 11/15/24	13,060,900	13,260,096
TD Securities (USA) LLC	1.05%	9/29/17	10/02/17	115,000	115,000	115,010,063	U.S. Treasury Obligation, 0.00%, due 3/15/18	132,620,200	117,300,041
Total					$4,593,500				$4,644,127,779
[1]	Traded in a joint account.
[2]	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2	TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi- annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$8,413,759,298	—	$8,413,759,298

[1] See above Schedule of Investments for values in each security type.

During the period ended September 30, 2017, there were no transfers between levels.

TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments September 30, 2017 (Unaudited)	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, 9/15/22	$6,500	$6,508,818
Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.39%, 5/17/21	3,000	2,985,076
Citibank Credit Card Issuance Trust:
Series 2016-A1, Class A1, 1.75%, 11/19/21	3,000	2,995,507
Series 2017-A3, Class A3, 1.92%, 4/07/22	3,600	3,602,251
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 3/15/21	750	749,513
Honda Auto Receivables Owner Trust, Series 2015-3, Class A4, 1.56%, 10/18/21	2,000	1,997,741
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	3,000	3,025,258
Toyota Auto Receivables Owner Trust, Series 2014-C, Class A4, 1.44%, 4/15/20	200	199,954
Total Asset-Backed Securities — 0.5%		22,064,118

Corporate Bonds
Aerospace & Defense — 0.5%
3M Co., 2.88%, 10/15/27	750	746,115
Boeing Capital Corp., 4.70%, 10/27/19	250	264,746
Boeing Co.:
2.35%, 10/30/21	75	75,815
2.13%, 3/01/22	250	250,238
1.88%, 6/15/23	500	487,942
2.80%, 3/01/27	1,000	996,129
6.13%, 2/15/33	100	131,544
3.30%, 3/01/35	65	62,621
3.38%, 6/15/46	250	236,790
Dover Corp., 3.15%, 11/15/25	250	253,887
Eaton Corp.:
2.75%, 11/02/22	250	251,730
3.10%, 9/15/27	190	187,707
4.00%, 11/02/32	200	207,050
4.15%, 11/02/42	250	250,961
Embraer Netherlands Finance BV:
5.05%, 6/15/25	250	265,313
5.40%, 2/01/27	500	541,500
General Dynamics Corp.:
3.88%, 7/15/21	50	53,127

Corporate Bonds	Par (000)	Value
Aerospace & Defense (continued)
General Dynamics Corp. (continued):
2.25%, 11/15/22	$500	$500,448
Harris Corp.:
3.83%, 4/27/25	500	518,602
4.85%, 4/27/35	1,065	1,173,308
Honeywell International, Inc., Series 30, 5.38%, 3/01/41	500	619,355
Illinois Tool Works, Inc., 2.65%, 11/15/26	500	487,664
L3 Technologies, Inc., 4.95%, 2/15/21	250	268,119
Lockheed Martin Corp.:
2.50%, 11/23/20	1,000	1,015,447
3.35%, 9/15/21	1,000	1,039,632
3.55%, 1/15/26	1,250	1,290,182
3.60%, 3/01/35	65	64,069
4.07%, 12/15/42	100	101,653
3.80%, 3/01/45	500	487,845
4.70%, 5/15/46	750	838,899
Northrop Grumman Corp.:
3.25%, 8/01/23	500	515,340
4.75%, 6/01/43	375	416,804
Parker-Hannifin Corp.:
4.20%, 11/21/34	250	263,666
4.10%, 3/01/47 (a)	500	512,059
Precision Castparts Corp.:
2.50%, 1/15/23	150	150,366
4.20%, 6/15/35	250	262,393
Raytheon Co.:
4.88%, 10/15/40	250	294,462
4.70%, 12/15/41	100	115,263
Rockwell Collins, Inc.:
2.80%, 3/15/22	1,000	1,010,703
3.50%, 3/15/27	1,000	1,019,565
Tyco Electronics Group SA, 3.45%, 8/01/24	75	77,534
United Technologies Corp.:
1.95%, 11/01/21	250	246,331
3.10%, 6/01/22	600	615,284
5.70%, 4/15/40	300	372,480
4.50%, 6/01/42	950	1,020,943
4.15%, 5/15/45	250	257,407
3.75%, 11/01/46	750	723,258

		21,542,296
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.00%, 1/15/24	250	268,314
3.25%, 4/01/26	545	552,217
3.30%, 3/15/27	500	503,138
3.90%, 2/01/35	190	192,590
3.88%, 8/01/42	50	47,746
4.75%, 11/15/45	160	174,250

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Air Freight & Logistics (continued)
Fe.dEx Corp. (continued):
4.55%, 4/01/46	$750	$798,806
4.40%, 1/15/47	500	519,763
United Parcel Service, Inc.:
5.13%, 4/01/19	50	52,512
3.13%, 1/15/21	500	518,057
2.45%, 10/01/22	500	504,827
6.20%, 1/15/38	100	135,311
3.63%, 10/01/42	250	247,659
3.40%, 11/15/46	220	208,143

		4,723,333
Airlines — 0.0%
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 7/15/24	146	156,303
Series 2016-2, Class AA, 3.20%, 12/15/29	487	487,146
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	40	42,264
Southwest Airlines Co., 2.75%, 11/06/19	75	76,001
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 2/15/27	171	181,042
Series 2016-1, Class AA, 3.10%, 1/07/30	500	499,285
US Airways Pass Through Trust, Series 2013-1 Class A, 3.95%, 5/15/27	201	210,208

		1,652,249
Auto Components — 0.0%
BorgWarner, Inc., 3.38%, 3/15/25	70	70,506
Delphi Automotive PLC, 4.40%, 10/01/46	500	506,947

		577,453
Automobiles — 0.1%
Ford Motor Co.:
4.35%, 12/08/26	750	779,682
7.45%, 7/16/31	150	194,265
4.75%, 1/15/43	350	343,145
5.29%, 12/08/46	500	521,702
General Motors Co.:
4.88%, 10/02/23	600	648,928
5.00%, 4/01/35	750	765,429
6.60%, 4/01/36	250	296,977
5.15%, 4/01/38	500	512,645
5.20%, 4/01/45	250	251,670
6.75%, 4/01/46	275	331,266

Corporate Bonds	Par (000)	Value
Automobiles (continued)
General Motors Co. (continued):
5.40%, 4/01/48	$500	$518,326

		5,164,035
Banks — 3.0%
Australia & New Zealand Banking Group Ltd.:
2.25%, 6/13/19	250	251,563
2.30%, 6/01/21	1,000	996,481
Bancolombia SA, 5.95%, 6/03/21	100	110,520
Bank of New York Mellon Corp.:
Series G, 2.20%, 5/15/19	250	251,459
2.30%, 9/11/19	500	503,879
2.45%, 11/27/20	190	191,989
2.50%, 4/15/21	250	252,499
2.05%, 5/03/21	500	497,751
3.55%, 9/23/21	50	52,295
2.60%, 2/07/22	1,000	1,009,952
2.20%, 8/16/23	1,000	978,496
2.80%, 5/04/26	70	68,668
3.25%, 5/16/27	750	760,859
Series G, 2.15%, 2/24/20	250	251,201
Series G, 3.00%, 2/24/25	105	105,498
Bank of Nova Scotia:
2.05%, 10/30/18	500	502,049
1.95%, 1/15/19	250	250,826
2.45%, 3/22/21	500	503,070
4.50%, 12/16/25	250	263,457
Barclays PLC:
3.25%, 1/12/21	1,250	1,272,537
3.20%, 8/10/21	750	761,520
3.68%, 1/10/23	1,500	1,538,360
4.38%, 9/11/24	500	513,896
3.65%, 3/16/25	450	450,943
5.20%, 5/12/26	250	266,913
4.34%, 1/10/28	750	774,371
4.84%, 5/09/28	1,000	1,035,931
4.95%, 1/10/47	250	273,216
BB&T Corp.:
5.25%, 11/01/19	100	106,541
2.45%, 1/15/20	250	252,655
2.63%, 6/29/20	250	254,075
2.75%, 4/01/22	1,000	1,018,693
BNP Paribas SA:
2.40%, 12/12/18	500	503,817
5.00%, 1/15/21	100	108,491
3.25%, 3/03/23	250	257,614
4.25%, 10/15/24	250	261,185
BPCE SA:
2.50%, 12/10/18	250	252,050
4.00%, 4/15/24	250	265,398
Branch Banking & Trust Co.:
2.30%, 10/15/18	250	251,385

2	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Branch Banking & Trust Co. (continued):
1.45%, 5/10/19	$1,000	$994,326
3.80%, 10/30/26	250	263,349
Citibank NA, 1.85%, 9/18/19	1,500	1,499,533
Citizens Bank NA/Providence RI:
2.50%, 3/14/19	500	503,522
2.55%, 5/13/21	1,000	1,004,185
2.65%, 5/26/22	250	250,059
Commonwealth Bank of Australia, New York:
2.25%, 3/13/19	250	251,528
2.30%, 3/12/20	250	251,382
Compass Bank:
2.75%, 9/29/19	250	251,601
3.88%, 4/10/25	250	249,476
Cooperatieve Rabobank UA:
2.25%, 1/14/19	250	251,793
2.50%, 1/19/21	1,000	1,010,317
2.75%, 1/10/22	2,000	2,028,515
3.88%, 2/08/22	150	159,018
3.95%, 11/09/22	1,000	1,049,485
4.63%, 12/01/23	500	537,293
3.38%, 5/21/25	500	513,829
4.38%, 8/04/25	1,250	1,312,622
3.75%, 7/21/26	500	507,272
5.25%, 5/24/41	25	30,602
5.25%, 8/04/45	250	297,394
Credit Suisse AG, New York:
2.30%, 5/28/19	600	603,914
5.40%, 1/14/20	150	160,401
3.00%, 10/29/21	250	256,675
3.63%, 9/09/24	1,250	1,298,039
Discover Bank, 4.20%, 8/08/23	2,000	2,122,250
Discover Bank/Greenwood Delaware:
7.00%, 4/15/20	500	551,449
3.20%, 8/09/21	1,000	1,020,236
Fifth Third Bancorp:
3.50%, 3/15/22	100	103,820
4.30%, 1/16/24	250	264,816
8.25%, 3/01/38	425	646,162
Fifth Third Bank:
2.30%, 3/15/19	1,000	1,007,097
2.88%, 10/01/21	200	203,548
3.85%, 3/15/26	500	513,671
First Republic Bank, 4.63%, 2/13/47	500	515,725
HSBC Bank USA NA, 4.88%, 8/24/20	500	537,698
HSBC Finance Corp., 6.68%, 1/15/21	47	53,164
HSBC Holdings PLC:
3.40%, 3/08/21	500	515,567
2.95%, 5/25/21	500	507,781

Corporate Bonds	Par (000)	Value
Banks (continued)
HSBC Holdings PLC (continued):
2.65%, 1/05/22	$1,500	$1,505,513
4.88%, 1/14/22	150	163,869
3.60%, 5/25/23	750	780,486
4.25%, 3/14/24	500	522,721
4.25%, 8/18/25	500	518,168
4.30%, 3/08/26	1,000	1,074,467
3.90%, 5/25/26	1,000	1,046,590
4.38%, 11/23/26	2,000	2,084,944
6.50%, 5/02/36	200	260,625
6.50%, 9/15/37	750	995,817
6.80%, 6/01/38	250	340,689
5.25%, 3/14/44	250	293,768
HSBC USA, Inc.:
2.25%, 6/23/19	250	251,501
2.35%, 3/05/20	1,000	1,006,393
2.75%, 8/07/20	250	254,492
Huntington Bancshares, Inc., 3.15%, 3/14/21	250	256,323
ING Groep NV, 3.95%, 3/29/27	250	260,508
Intesa Sanpaolo SpA, 5.25%, 1/12/24	250	275,577
KeyBank NA:
2.25%, 3/16/20	500	501,888
2.50%, 11/22/21	1,000	1,006,879
2.30%, 9/14/22	350	346,629
KeyCorp:
2.30%, 12/13/18	340	341,820
2.90%, 9/15/20	500	510,585
5.10%, 3/24/21	100	108,986
KFW:
1.13%, 11/16/18	1,500	1,493,501
1.50%, 2/06/19	2,000	1,997,710
1.88%, 4/01/19	500	502,150
1.00%, 7/15/19	1,250	1,236,197
1.25%, 9/30/19	2,000	1,983,774
1.50%, 4/20/20	1,250	1,242,648
1.63%, 5/29/20	1,605	1,599,700
1.88%, 6/30/20	750	752,153
2.75%, 10/01/20	500	513,874
1.88%, 11/30/20	1,000	1,001,063
1.63%, 3/15/21	1,250	1,239,788
1.50%, 6/15/21	1,500	1,478,525
2.00%, 11/30/21	2,000	2,002,115
2.13%, 3/07/22	1,000	1,003,758
2.13%, 6/15/22	2,250	2,255,278
2.13%, 1/17/23	200	199,788
2.50%, 11/20/24	2,000	2,020,160
2.00%, 5/02/25	2,000	1,949,753
Korea Development Bank, 3.00%, 3/17/19	350	353,605
Lloyds Bank PLC, 2.70%, 8/17/20	250	254,079
Lloyds Banking Group PLC:
3.00%, 1/11/22	2,000	2,016,558

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC (continued):
4.58%, 12/10/25	$250	$262,691
4.65%, 3/24/26	250	264,325
5.30%, 12/01/45	250	292,620
Manufacturers & Traders Trust Co., 2.10%, 2/06/20	250	250,246
National Australia Bank Ltd.:
2.00%, 1/14/19	500	501,369
1.38%, 7/12/19	500	496,346
2.50%, 5/22/22	1,000	998,577
2.50%, 7/12/26	250	237,423
Oesterreichische Kontrollbank AG:
1.63%, 3/12/19	500	499,897
1.75%, 1/24/20	500	500,138
PNC Bank NA (b):
2.20%, 1/28/19	500	502,881
2.25%, 7/02/19	350	352,618
1.45%, 7/29/19	500	496,708
2.30%, 6/01/20	500	503,860
2.45%, 11/05/20	1,250	1,262,065
2.15%, 4/29/21	500	497,956
2.45%, 7/28/22	750	750,732
2.95%, 1/30/23	250	253,000
2.95%, 2/23/25	250	250,438
PNC Funding Corp., 3.30%, 3/08/22 (b)	75	77,706
Regions Financial Corp., 3.20%, 2/08/21	1,000	1,021,923
Royal Bank of Canada:
2.00%, 12/10/18	250	250,712
1.50%, 7/29/19	250	248,554
2.15%, 3/06/20	250	250,806
2.50%, 1/19/21	250	252,197
4.65%, 1/27/26	700	749,483
Santander Holdings USA, Inc.:
2.70%, 5/24/19	500	503,944
2.65%, 4/17/20	150	150,687
3.70%, 3/28/22 (a)	2,000	2,037,683
Santander Issuances SAU, 5.18%, 11/19/25	200	215,285
Santander UK Group Holdings PLC:
2.88%, 10/16/20	65	65,909
3.13%, 1/08/21	75	76,321
2.88%, 8/05/21	1,000	1,004,514
Santander UK PLC:
2.50%, 3/14/19	500	504,541
2.38%, 3/16/20	250	251,891
Sumitomo Mitsui Banking Corp.:
2.45%, 1/10/19	250	251,746
2.05%, 1/18/19	1,000	1,003,494
2.45%, 1/16/20	250	251,941
2.45%, 10/20/20	750	751,845

Corporate Bonds	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 3/09/21	$1,500	$1,524,620
2.44%, 10/19/21	1,000	995,008
2.85%, 1/11/22	1,000	1,009,329
3.78%, 3/09/26	500	519,499
3.01%, 10/19/26	250	244,228
3.36%, 7/12/27	1,000	1,004,900
SunTrust Banks, Inc.:
2.35%, 11/01/18	250	251,284
2.90%, 3/03/21	500	508,599
Svenska Handelsbanken AB, 2.45%, 3/30/21	500	503,550
Toronto-Dominion Bank:
2.25%, 11/05/19	300	302,301
1.85%, 9/11/20	300	298,820
2.13%, 4/07/21	500	498,577
(5 year USD Swap + 2.21%), 3.63%, 9/15/31 (c)	500	497,869
US Bancorp.:
1.95%, 11/15/18	225	225,931
4.13%, 5/24/21	50	53,314
Series V, 2.63%, 1/24/22	2,000	2,027,878
Series V, 2.38%, 7/22/26	500	475,192
US Bank NA:
1.40%, 4/26/19	750	745,937
2.13%, 10/28/19	250	251,740
2.80%, 1/27/25	500	496,800
Wells Fargo & Co.:
2.15%, 1/15/19	250	251,266
2.13%, 4/22/19	350	351,925
2.15%, 1/30/20	460	461,247
2.60%, 7/22/20	500	507,018
2.55%, 12/07/20	750	758,630
3.00%, 1/22/21	250	255,681
2.50%, 3/04/21	740	745,075
4.60%, 4/01/21	1,000	1,074,050
2.10%, 7/26/21	500	495,778
2.63%, 7/22/22	1,750	1,752,928
3.07%, 1/24/23	2,000	2,034,263
3.45%, 2/13/23	450	461,080
4.13%, 8/15/23	250	264,658
4.48%, 1/16/24	250	268,709
3.00%, 2/19/25	350	347,533
3.55%, 9/29/25	1,000	1,024,805
3.00%, 4/22/26	750	736,683
4.10%, 6/03/26	520	540,550
3.00%, 10/23/26	1,750	1,711,240
4.30%, 7/22/27	500	528,812
(3 mo. LIBOR US + 1.31%), 3.58%, 5/22/28 (c)	1,000	1,012,145
5.38%, 11/02/43	400	470,336
5.61%, 1/15/44	306	370,398

4	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued):
4.65%, 11/04/44	$345	$369,132
3.90%, 5/01/45	150	150,141
4.90%, 11/17/45	500	557,723
4.40%, 6/14/46	600	622,985
4.75%, 12/07/46	1,100	1,207,651
Wells Fargo Bank NA:
1.75%, 5/24/19	2,500	2,498,270
2.15%, 12/06/19	750	753,958
Wells Fargo Capital X, 5.95%, 12/01/86	250	281,250
Westpac Banking Corp.:
2.25%, 1/17/19	350	352,035
4.88%, 11/19/19	50	53,038
2.60%, 11/23/20	500	506,800
2.10%, 5/13/21	500	495,790
2.85%, 5/13/26	500	488,768
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31 (c)	750	770,556

		141,189,987
Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19	1,000	1,002,583
2.15%, 2/01/19	500	503,146
2.65%, 2/01/21	1,160	1,178,839
2.63%, 1/17/23	500	502,910
3.30%, 2/01/23	2,250	2,332,742
3.70%, 2/01/24	750	787,348
3.65%, 2/01/26	2,500	2,586,281
4.70%, 2/01/36	1,000	1,102,533
4.63%, 2/01/44	650	695,750
4.90%, 2/01/46	2,220	2,507,640
Anheuser-Busch InBev Worldwide, Inc.:
7.75%, 1/15/19	250	268,443
3.75%, 1/15/22	3,000	3,173,004
2.50%, 7/15/22	1,200	1,209,970
8.20%, 1/15/39	150	235,994
4.95%, 1/15/42	500	566,248
3.75%, 7/15/42	300	288,665
4.44%, 10/06/48	632	676,715
Coca-Cola Co.:
1.65%, 11/01/18	500	501,113
1.88%, 10/27/20	500	499,772
2.45%, 11/01/20	350	355,283
2.20%, 5/25/22	250	250,751
2.88%, 10/27/25	125	125,881
2.55%, 6/01/26	750	729,786
2.90%, 5/25/27	250	249,633
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	250	251,674

Corporate Bonds	Par (000)	Value
Beverages (continued)
Constellation Brands, Inc., 3.70%, 12/06/26	$750	$767,106
Diageo Capital PLC:
4.83%, 7/15/20	500	538,580
2.63%, 4/29/23	250	252,728
3.88%, 4/29/43	125	127,208
Diageo Investment Corp.:
2.88%, 5/11/22	100	102,512
4.25%, 5/11/42	250	267,252
Dr Pepper Snapple Group, Inc.:
2.70%, 11/15/22	100	100,403
4.42%, 12/15/46	500	524,795
Molson Coors Brewing Co.:
2.10%, 7/15/21	750	739,512
3.50%, 5/01/22	75	77,740
3.00%, 7/15/26	1,345	1,308,073
5.00%, 5/01/42	250	278,756
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.00%, 3/01/29	200	271,130
PepsiCo, Inc.:
2.25%, 1/07/19	250	251,995
1.50%, 2/22/19	1,000	998,655
1.35%, 10/04/19	250	249,256
2.75%, 3/05/22	250	256,330
3.10%, 7/17/22	500	519,020
2.75%, 3/01/23	300	305,933
3.60%, 3/01/24	250	264,149
2.75%, 4/30/25	1,000	1,000,616
3.50%, 7/17/25	250	261,112
2.85%, 2/24/26	500	497,550
2.38%, 10/06/26	1,000	957,922
4.88%, 11/01/40	100	116,742
3.60%, 8/13/42	100	98,895
4.60%, 7/17/45	500	565,182
4.45%, 4/14/46	500	554,548
3.45%, 10/06/46	250	237,199

		35,073,603
Biotechnology — 0.4%
Amgen, Inc.:
2.20%, 5/22/19	250	251,164
3.45%, 10/01/20	100	103,667
4.10%, 6/15/21	250	265,069
1.85%, 8/19/21	250	245,669
2.70%, 5/01/22	500	502,567
2.25%, 8/19/23	250	242,950
3.63%, 5/22/24	250	260,713
3.13%, 5/01/25	750	755,415
2.60%, 8/19/26	715	679,096
5.65%, 6/15/42	750	900,957
4.40%, 5/01/45	425	449,941
4.56%, 6/15/48	500	542,284
4.66%, 6/15/51	904	991,520

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Biotechnology (continued)
Baxalta, Inc.:
2.88%, 6/23/20	$500	$507,470
4.00%, 6/23/25	100	104,901
5.25%, 6/23/45	350	403,370
Biogen, Inc.:
2.90%, 9/15/20	1,500	1,536,789
4.05%, 9/15/25	595	634,859
5.20%, 9/15/45	250	288,910
Celgene Corp.:
2.88%, 8/15/20	500	510,376
3.25%, 8/15/22	150	154,807
3.55%, 8/15/22	750	783,946
4.00%, 8/15/23	750	802,594
3.88%, 8/15/25	500	527,558
5.25%, 8/15/43	145	166,260
5.00%, 8/15/45	750	847,860
Gilead Sciences, Inc.:
1.85%, 9/20/19	500	500,395
2.55%, 9/01/20	500	508,890
1.95%, 3/01/22	1,000	985,563
2.50%, 9/01/23	500	494,959
3.70%, 4/01/24	750	792,100
3.50%, 2/01/25	170	177,039
3.65%, 3/01/26	1,325	1,382,449
2.95%, 3/01/27	500	495,655
4.60%, 9/01/35	350	386,422
5.65%, 12/01/41	50	62,076
4.50%, 2/01/45	150	161,173
4.75%, 3/01/46	500	559,877
4.15%, 3/01/47	750	768,320

		20,735,630
Building Products — 0.1%
Johnson Controls International PLC:
3.63%, 7/02/24 (d)	80	82,879
5.13%, 9/14/45	250	285,105
4.95%, 7/02/64 (d)	250	267,045
Masco Corp., 4.38%, 4/01/26	1,000	1,062,000
Owens Corning:
4.20%, 12/15/22	1,150	1,220,345
4.20%, 12/01/24	250	263,314

		3,180,688
Capital Markets — 1.1%
Ameriprise Financial, Inc.:
4.00%, 10/15/23	150	160,240
2.88%, 9/15/26	500	487,907
Ares Capital Corp., 3.88%, 1/15/20	300	307,596
Brookfield Asset Management, Inc., 4.00%, 1/15/25	250	256,983
Charles Schwab Corp.:
4.45%, 7/22/20	100	106,558

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Charles Schwab Corp. (continued):
3.00%, 3/10/25	$80	$79,991
CME Group, Inc.:
3.00%, 3/15/25	250	253,479
5.30%, 9/15/43	100	125,878
Franklin Resources, Inc., 2.80%, 9/15/22	150	152,016
Goldman Sachs Capital I, 6.35%, 2/15/34	250	311,734
Goldman Sachs Group, Inc.:
2.63%, 1/31/19	500	504,315
7.50%, 2/15/19	150	161,101
2.55%, 10/23/19	755	763,631
5.38%, 3/15/20	500	537,135
2.60%, 4/23/20	600	605,409
2.88%, 2/25/21	1,000	1,014,097
2.63%, 4/25/21	500	502,751
5.25%, 7/27/21	500	549,407
2.35%, 11/15/21	1,500	1,487,169
5.75%, 1/24/22	350	392,281
3.00%, 4/26/22	3,000	3,034,676
3.63%, 1/22/23	150	155,417
4.00%, 3/03/24	425	448,746
3.85%, 7/08/24	500	520,244
3.50%, 1/23/25	750	760,913
3.75%, 5/22/25	250	257,034
3.27%, 9/29/25 (e)	1,000	1,001,303
4.25%, 10/21/25	1,050	1,094,672
3.75%, 2/25/26	380	389,017
5.95%, 1/15/27	250	291,544
3.85%, 1/26/27	2,000	2,043,329
6.13%, 2/15/33	400	502,338
6.75%, 10/01/37	1,150	1,517,185
4.80%, 7/08/44	250	279,804
5.15%, 5/22/45	500	572,389
4.75%, 10/21/45	1,250	1,390,072
Invesco Finance PLC, 4.00%, 1/30/24	250	265,333
Jefferies Group LLC:
8.50%, 7/15/19	125	138,250
5.13%, 1/20/23	650	709,982
4.85%, 1/15/27	1,000	1,049,636
Landwirtschaftliche Rentenbank, Series 36, 2.00%, 12/06/21	2,000	2,001,397
Lazard Group LLC, 4.25%, 11/14/20	150	158,467
Legg Mason, Inc., 5.63%, 1/15/44	125	135,660
Morgan Stanley:
2.45%, 2/01/19	925	931,457
7.30%, 5/13/19	500	541,243
2.38%, 7/23/19	500	503,184
5.63%, 9/23/19	250	267,026
2.65%, 1/27/20	1,250	1,264,328
2.80%, 6/16/20	1,000	1,016,680

6	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Morgan Stanley (continued):
5.75%, 1/25/21	$750	$828,124
2.50%, 4/21/21	500	501,619
5.50%, 7/28/21	1,600	1,774,774
2.63%, 11/17/21	750	752,672
4.88%, 11/01/22	500	541,886
3.75%, 2/25/23	500	522,099
4.10%, 5/22/23	250	261,407
3.88%, 4/29/24	250	261,628
3.70%, 10/23/24	500	517,987
4.00%, 7/23/25	505	532,403
5.00%, 11/24/25	250	273,994
3.88%, 1/27/26	500	519,095
3.13%, 7/27/26	500	490,433
4.35%, 9/08/26	500	523,454
3.63%, 1/20/27	2,000	2,027,168
3.95%, 4/23/27	250	254,320
(3 mo. LIBOR US + 1.34%), 3.59%, 7/22/28, (c)	1,250	1,254,657
7.25%, 4/01/32	50	68,028
(3 mo. LIBOR US + 1.46%), 3.97%, 7/22/38, (c)	1,000	1,005,708
6.38%, 7/24/42	50	67,225
4.30%, 1/27/45	500	524,135
4.38%, 1/22/47	1,000	1,063,795
Nasdaq, Inc., 4.25%, 6/01/24	250	264,761
Nomura Holdings, Inc., 2.75%, 3/19/19	250	252,251
Raymond James Financial, Inc., 4.95%, 7/15/46	500	537,713
State Street Corp.:
3.10%, 5/15/23	250	254,362
3.30%, 12/16/24	405	418,444
2.65%, 5/19/26	1,000	975,502
TD Ameritrade Holding Corp., 2.95%, 4/01/22	250	255,142

		49,525,790
Chemicals — 0.5%
Agrium, Inc.:
3.15%, 10/01/22	1,050	1,073,654
3.50%, 6/01/23	250	257,534
3.38%, 3/15/25	1,395	1,403,505
Albemarle Corp., 4.15%, 12/01/24	250	264,480
Dow Chemical Co.:
8.55%, 5/15/19	100	110,420
4.25%, 11/15/20	186	196,396
4.13%, 11/15/21	50	52,976
3.00%, 11/15/22	250	254,617
4.25%, 10/01/34	600	619,674
9.40%, 5/15/39	250	414,588
5.25%, 11/15/41	100	112,737
4.38%, 11/15/42	250	254,242

Corporate Bonds	Par (000)	Value
Chemicals (continued)
E.I. du Pont de Nemours & Co.:
2.20%, 5/01/20	$2,250	$2,264,480
4.25%, 4/01/21	500	532,873
2.80%, 2/15/23	1,000	1,011,258
Eastman Chemical Co.:
2.70%, 1/15/20	500	506,016
3.60%, 8/15/22	200	208,082
3.80%, 3/15/25	1,050	1,078,174
Ecolab, Inc.:
2.25%, 1/12/20	135	135,905
4.35%, 12/08/21	150	162,239
3.25%, 1/14/23	250	257,496
LYB International Finance BV:
4.00%, 7/15/23	450	474,703
5.25%, 7/15/43	75	85,469
4.88%, 3/15/44	350	381,031
LYB International Finance II BV, 3.50%, 3/02/27	1,000	994,634
LyondellBasell Industries NV, 4.63%, 2/26/55	100	103,071
Methanex Corp.:
3.25%, 12/15/19	250	252,300
4.25%, 12/01/24	250	247,328
Monsanto Co.:
2.85%, 4/15/25	1,000	977,368
4.20%, 7/15/34	800	820,659
4.40%, 7/15/44	150	153,697
3.95%, 4/15/45	120	113,364
Mosaic Co.:
3.75%, 11/15/21	50	51,860
4.25%, 11/15/23	1,000	1,038,451
5.45%, 11/15/33	250	258,390
Potash Corp. of Saskatchewan, Inc.:
3.63%, 3/15/24	250	254,064
3.00%, 4/01/25	250	244,396
4.00%, 12/15/26	250	260,729
PPG Industries, Inc., 2.30%, 11/15/19	350	351,409
Praxair, Inc.:
1.25%, 11/07/18	250	249,037
2.65%, 2/05/25	165	161,915
3.20%, 1/30/26	250	255,814
Rohm & Haas Co., 7.85%, 7/15/29	250	343,055
Sherwin-Williams Co.:
3.95%, 1/15/26	500	519,409
3.45%, 6/01/27	1,000	1,006,953
4.50%, 6/01/47	500	524,723
Westlake Chemical Corp., 3.60%, 8/15/26	500	499,359

		21,794,534

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Commercial Services & Supplies — 0.1%
George Washington University:
4.87%, 9/15/45	$100	$116,870
Series 2014, 4.30%, 9/15/44	250	269,891
Massachusetts Institute of Technology, 4.68%, 7/01/14	300	341,215
Northwestern University, 3.87%, 12/01/48	100	105,670
Pitney Bowes, Inc., 3.63%, 10/01/21	750	738,138
President and Fellows of Harvard College:
3.15%, 7/15/46	75	72,344
3.30%, 7/15/56	200	191,461
Republic Services, Inc.:
5.25%, 11/15/21	50	55,201
3.55%, 6/01/22	250	260,641
4.75%, 5/15/23	250	276,167
3.20%, 3/15/25	250	252,007
2.90%, 7/01/26	85	83,262
University of Southern California, 3.03%, 10/01/39	200	187,336
Waste Management, Inc.:
4.60%, 3/01/21	100	107,302
2.90%, 9/15/22	200	203,496
3.90%, 3/01/35	315	325,887

		3,586,888
Commercial Services & Supplies — 0.0%
The Board of Trustees of The Leland Stanford Junior University, 3.65%, 5/01/48	250	258,415
Communications Equipment — 0.2%
Cisco Systems, Inc.:
2.13%, 3/01/19	500	503,775
1.40%, 9/20/19	1,250	1,243,730
2.45%, 6/15/20	500	507,890
2.20%, 2/28/21	250	251,449
2.90%, 3/04/21	125	128,325
2.60%, 2/28/23	500	505,460
2.95%, 2/28/26	500	503,494
5.90%, 2/15/39	500	658,552
5.50%, 1/15/40	850	1,062,749
Juniper Networks, Inc.:
4.35%, 6/15/25	250	261,706
5.95%, 3/15/41	500	563,454
Motorola Solutions, Inc.:
3.50%, 9/01/21	500	514,904
3.75%, 5/15/22	150	154,812
3.50%, 3/01/23	250	252,429

		7,112,729

Corporate Bonds	Par (000)	Value
Construction & Engineering — 0.0%
ABB Finance USA, Inc., 2.88%, 5/08/22	$100	$101,965
Fluor Corp., 3.50%, 12/15/24	250	257,561

		359,526
Construction Materials — 0.0%
Vulcan Materials Co.:
7.50%, 6/15/21	250	292,251
3.90%, 4/01/27	1,000	1,022,500
WW Grainger, Inc., 4.60%, 6/15/45	250	269,323

		1,584,074
Consumer Discretionary — 0.0%
Ecolab, Inc., 3.70%, 11/01/46	250	236,175
Consumer Finance — 0.4%
American Express Co.:
2.65%, 12/02/22	1,000	1,005,207
3.63%, 12/05/24	300	309,683
4.05%, 12/03/42	67	68,306
Automatic Data Processing, Inc., 2.25%, 9/15/20	500	504,899
Block Financial LLC, 4.13%, 10/01/20	500	519,689
Capital One Bank USA NA:
2.25%, 2/13/19	250	250,720
3.38%, 2/15/23	350	355,192
Capital One Financial Corp.:
2.45%, 4/24/19	250	251,531
2.50%, 5/12/20	1,000	1,004,656
4.75%, 7/15/21	1,000	1,080,503
3.50%, 6/15/23	110	112,571
3.75%, 4/24/24	250	258,172
3.20%, 2/05/25	250	249,854
4.20%, 10/29/25	340	349,385
3.75%, 7/28/26	230	227,776
3.75%, 3/09/27	500	505,496
Capital One NA/Mclean, 2.25%, 9/13/21	1,000	986,357
Caterpillar Financial Services Corp.:
1.35%, 5/18/19	1,000	993,477
1.70%, 8/09/21	1,000	980,918
3.30%, 6/09/24	250	258,375
Discover Financial Services:
3.95%, 11/06/24	350	358,284
3.75%, 3/04/25	75	75,294
Equifax, Inc., 3.25%, 6/01/26	250	235,886
MasterCard, Inc., 3.38%, 4/01/24	250	260,975
Moody’s Corp., 3.25%, 1/15/28 (a)	750	744,938
Synchrony Financial:
3.00%, 8/15/19	2,000	2,032,692
3.75%, 8/15/21	500	515,760

8	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Consumer Finance (continued)
Synchrony Financial (continued):
4.50%, 7/23/25	$190	$198,177
Total System Services, Inc., 4.80%, 4/01/26	500	546,417
Visa, Inc.:
2.20%, 12/14/20	500	505,105
2.80%, 12/14/22	750	766,908
3.15%, 12/14/25	945	968,158
2.75%, 9/15/27	150	147,405
4.15%, 12/14/35	500	545,754
4.30%, 12/14/45	500	553,321
3.65%, 9/15/47	195	193,927

		18,921,768
Containers & Packaging — 0.0%
Fibria Overseas Finance, Ltd., 5.50%, 1/17/27	1,000	1,059,600
International Paper Co., 7.30%, 11/15/39	250	345,000
Packaging Corp. of America, 4.50%, 11/01/23	250	270,747

		1,675,347
Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.75%, 5/15/19	500	511,635
3.95%, 2/01/22	1,250	1,301,088
3.65%, 7/21/27	1,000	992,310
Air Lease Corp.:
3.38%, 1/15/19	250	254,159
3.88%, 4/01/21	175	182,773
4.25%, 9/15/24	250	263,603
American Express Credit Corp.:
2.13%, 3/18/19	400	402,176
1.88%, 5/03/19	2,000	2,002,323
2.25%, 8/15/19	250	252,076
2.60%, 9/14/20	145	147,207
2.25%, 5/05/21	1,000	998,542
2.70%, 3/03/22	1,000	1,011,897
3.30%, 5/03/27	500	504,907
American Honda Finance Corp.:
2.15%, 3/13/20	250	251,184
1.65%, 7/12/21	750	734,015
2.30%, 9/09/26	1,000	945,932
Banco Santander SA, 3.50%, 4/11/22	1,600	1,638,581
Bank of America Corp.:
5.63%, 7/01/20	150	163,371
2.63%, 10/19/20	750	758,016
5.88%, 1/05/21	500	553,727
2.63%, 4/19/21	1,500	1,510,313
5.00%, 5/13/21	100	108,810

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Bank of America Corp. (continued):
(3 mo. LIBOR US + 0.66%), 2.37%, 7/21/21 (c)	$500	$500,037
5.70%, 1/24/22	100	112,564
2.50%, 10/21/22	1,000	990,581
(3 mo. LIBOR US + 1.02%), 2.88%, 4/24/23 (c)	1,000	1,004,335
(3 mo. LIBOR US + 0.93%), 2.82%, 7/21/23 (c)	500	500,148
4.00%, 4/01/24	500	528,227
4.20%, 8/26/24	750	788,799
4.00%, 1/22/25	750	776,093
3.88%, 8/01/25	2,250	2,356,911
4.45%, 3/03/26	1,340	1,416,695
3.50%, 4/19/26	645	655,755
4.25%, 10/22/26	290	303,393
3.25%, 10/21/27	375	367,486
(3 mo. LIBOR US + 1.51%), 3.71%, 4/24/28 (c)	1,000	1,015,775
(3 mo. LIBOR US + 1.37%), 3.59%, 7/21/28 (c)	500	504,854
6.11%, 1/29/37	350	437,619
7.75%, 5/14/38	200	293,834
5.88%, 2/07/42	100	128,182
5.00%, 1/21/44	250	289,783
4.88%, 4/01/44	675	770,436
(3 mo. LIBOR US + 1.99%), 4.44%, 1/20/48 (c)	1,150	1,245,296
Series L, 2.60%, 1/15/19	500	504,041
Series L, 2.65%, 4/01/19	3,500	3,531,500
Series L, 2.25%, 4/21/20	750	751,671
Series L, 3.95%, 4/21/25	655	674,076
Series L, 4.18%, 11/25/27	1,000	1,036,476
Brookfield Finance, Inc., 4.70%, 9/20/47	500	503,600
Citigroup, Inc.:
2.05%, 12/07/18	750	751,083
2.55%, 4/08/19	1,000	1,008,611
2.05%, 6/07/19	500	500,385
2.50%, 7/29/19	250	252,093
2.45%, 1/10/20	2,000	2,015,878
2.40%, 2/18/20	695	700,178
2.70%, 3/30/21	750	758,362
2.90%, 12/08/21	750	759,240
2.75%, 4/25/22	1,500	1,507,212
4.05%, 7/30/22	250	261,703
3.50%, 5/15/23	500	509,371
(3 mo. LIBOR US + 0.95%), 2.88%, 7/24/23 (c)	500	500,636
3.88%, 3/26/25	500	511,592
3.30%, 4/27/25	155	156,164
4.40%, 6/10/25	500	526,375
3.70%, 1/12/26	1,000	1,025,269
4.60%, 3/09/26	250	266,160

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	9

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Citigroup, Inc. (continued):
3.40%, 5/01/26	$500	$501,080
3.20%, 10/21/26	500	492,102
4.30%, 11/20/26	150	156,237
4.45%, 9/29/27	500	527,768
(3 mo. LIBOR US + 1.56%), 3.89%, 1/10/28 (c)	1,000	1,026,591
(3 mo. LIBOR US + 1.39%), 3.67%, 7/24/28 (c)	500	504,897
4.13%, 7/25/28	750	771,705
6.63%, 6/15/32	100	127,314
6.13%, 8/25/36	184	227,557
8.13%, 7/15/39	575	909,483
6.68%, 9/13/43	250	338,694
5.30%, 5/06/44	500	584,831
4.65%, 7/30/45	250	276,765
4.75%, 5/18/46	500	544,291
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20	250	255,016
3.45%, 4/16/21	2,000	2,052,321
3.80%, 9/15/22	500	518,977
3.80%, 6/09/23	1,000	1,035,153
3.75%, 3/26/25	500	509,311
4.55%, 4/17/26	250	268,001
4.88%, 5/15/45	500	558,784
Daimler Finance North America LLC, 8.50%, 1/18/31	100	149,674
Deutsche Bank AG:
2.85%, 5/10/19	1,000	1,009,983
3.13%, 1/13/21	200	202,109
4.25%, 10/14/21	665	696,625
4.10%, 1/13/26	350	360,051
Deutsche Bank AG, London:
2.50%, 2/13/19	250	251,470
3.70%, 5/30/24	215	218,102
Ford Motor Credit Co. LLC:
2.38%, 3/12/19	500	502,480
2.26%, 3/28/19	1,000	1,002,593
2.02%, 5/03/19	1,000	999,411
2.60%, 11/04/19	250	252,017
2.46%, 3/27/20	250	250,197
5.75%, 2/01/21	250	274,147
3.34%, 3/18/21	500	511,357
3.10%, 5/04/23	500	495,597
4.38%, 8/06/23	220	232,175
3.66%, 9/08/24	1,000	1,003,369
4.13%, 8/04/25	500	513,627
4.39%, 1/08/26	250	260,035
GE Capital International Funding Co.:
2.34%, 11/15/20	3,270	3,304,422
3.37%, 11/15/25	1,227	1,269,014
4.42%, 11/15/35	2,185	2,375,964

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
General Electric Capital Corp., 3.10%, 1/09/23	$1,500	$1,564,570
General Motors Financial Co., Inc.:
2.35%, 10/04/19	250	250,836
3.15%, 1/15/20	1,000	1,017,476
3.20%, 7/13/20	1,000	1,024,106
3.70%, 11/24/20	250	258,821
4.20%, 3/01/21	750	786,129
3.45%, 4/10/22	150	152,465
4.00%, 1/15/25	250	254,966
4.30%, 7/13/25	1,000	1,032,487
5.25%, 3/01/26	405	439,650
HSBC Holdings PLC (c):
(3 mo. LIBOR US + 1.06%), 3.26%, 3/13/23	1,000	1,020,676
(3 mo. LIBOR US + 1.55%), 4.04%, 3/13/28	1,000	1,044,078
Intercontinental Exchange, Inc.:
2.50%, 10/15/18	250	251,951
3.75%, 12/01/25	115	120,075
International Lease Finance Corp., 5.88%, 4/01/19	500	526,699
John Deere Capital Corp.:
1.95%, 12/13/18	500	501,818
1.95%, 1/08/19	1,000	1,003,960
2.25%, 4/17/19	100	100,922
1.25%, 10/09/19	500	494,844
2.05%, 3/10/20	1,000	1,004,343
2.80%, 3/04/21	250	255,096
3.90%, 7/12/21	50	52,944
2.65%, 1/06/22	140	141,879
2.80%, 3/06/23	500	508,124
JPMorgan Chase & Co.:
2.35%, 1/28/19	500	503,738
1.85%, 3/22/19	2,000	2,001,830
6.30%, 4/23/19	1,000	1,067,076
2.20%, 10/22/19	500	502,982
2.25%, 1/23/20	1,000	1,005,384
2.75%, 6/23/20	500	509,434
2.55%, 10/29/20	500	505,662
2.55%, 3/01/21	500	504,999
2.30%, 8/15/21	2,000	1,998,485
4.35%, 8/15/21	500	535,692
4.50%, 1/24/22	1,300	1,408,564
3.25%, 9/23/22	200	206,764
3.20%, 1/25/23	150	153,837
(3 mo. LIBOR US + 0.94%), 2.78%, 4/25/23 (c)	1,500	1,508,142
3.38%, 5/01/23	250	255,209
2.70%, 5/18/23	500	500,132
3.63%, 5/13/24	1,000	1,042,895
3.88%, 9/10/24	1,300	1,353,647

10	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued):
3.13%, 1/23/25	$250	$251,832
(3 mo. LIBOR US + 1.16%), 3.22%, 3/01/25, (c)	2,000	2,032,146
3.90%, 7/15/25	250	263,217
3.30%, 4/01/26	500	501,480
3.20%, 6/15/26	1,000	992,658
4.13%, 12/15/26	250	260,670
4.25%, 10/01/27	500	527,289
3.63%, 12/01/27	1,000	1,002,884
(3 mo. LIBOR US + 1.34%), 3.78%, 2/01/28, (c)	2,000	2,058,148
6.40%, 5/15/38	100	133,235
(3 mo. LIBOR US + 1.36%), 3.88%, 7/24/38, (c)	1,000	1,008,129
5.50%, 10/15/40	125	152,527
5.60%, 7/15/41	550	681,832
5.63%, 8/16/43	500	608,645
4.85%, 2/01/44	100	114,746
4.95%, 6/01/45	250	284,656
(3 mo. LIBOR US + 1.58%), 4.26%, 2/22/48, (c)	250	262,341
(3 mo. LIBOR US + 1.46%), 4.03%, 7/24/48, (c)	500	507,872
Leucadia National Corp., 5.50%, 10/18/23	150	160,218
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 2/22/22	1,500	1,520,641
3.85%, 3/01/26	500	520,170
2.76%, 9/13/26	250	240,438
3.29%, 7/25/27	1,000	995,786
Mizuho Financial Group, Inc.:
2.95%, 2/28/22	250	252,010
3.17%, 9/11/27	1,000	978,698
Moody’s Corp.:
2.75%, 7/15/19	40	40,556
4.50%, 9/01/22	550	594,437
MUFG Americas Holdings Corp., 3.00%, 2/10/25	250	246,414
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/15/19	250	252,375
2.30%, 9/15/22	1,000	993,211
3.40%, 11/15/23	350	364,179
2.85%, 1/27/25	250	249,093
PACCAR Financial Corp., 2.20%, 9/15/19	250	251,253
Royal Bank of Scotland Group PLC:
6.40%, 10/21/19	500	541,605
3.88%, 9/12/23	1,000	1,023,283
4.80%, 4/05/26	500	535,082
S&P Global, Inc., 4.40%, 2/15/26	250	269,371
Toyota Motor Credit Corp.:
2.00%, 10/24/18	500	502,395

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Toyota Motor Credit Corp. (continued):
1.70%, 1/09/19	$2,000	$2,000,468
2.10%, 1/17/19	500	502,542
2.13%, 7/18/19	350	352,445
2.15%, 3/12/20	500	502,399
1.90%, 4/08/21	500	495,827
2.60%, 1/11/22	250	252,883
UBS AG:
2.38%, 8/14/19	800	806,766
2.35%, 3/26/20	500	503,541

		134,774,201
Diversified Telecommunication Services — 1.2%
AT&T, Inc.:
2.38%, 11/27/18	500	502,965
2.45%, 6/30/20	2,500	2,517,820
5.00%, 3/01/21	500	539,877
3.80%, 3/15/22	250	260,417
3.60%, 2/17/23	500	514,443
3.80%, 3/01/24	1,000	1,028,676
4.45%, 4/01/24	500	530,519
3.40%, 8/14/24	750	751,168
3.95%, 1/15/25	500	513,559
3.40%, 5/15/25	1,500	1,479,601
4.13%, 2/17/26	1,250	1,282,609
4.25%, 3/01/27	1,000	1,029,279
3.90%, 8/14/27	3,000	3,005,840
4.50%, 5/15/35	810	799,702
5.25%, 3/01/37	1,000	1,052,377
4.90%, 8/14/37	1,750	1,768,630
6.30%, 1/15/38	450	529,450
6.00%, 8/15/40	250	281,577
5.35%, 9/01/40	463	486,571
5.55%, 8/15/41	200	215,616
5.15%, 3/15/42	150	151,600
4.30%, 12/15/42	651	606,753
4.80%, 6/15/44	250	243,223
4.35%, 6/15/45	759	696,626
4.75%, 5/15/46	600	577,015
5.65%, 2/15/47	250	272,647
5.45%, 3/01/47	750	793,358
4.50%, 3/09/48	750	691,831
4.55%, 3/09/49	500	461,137
5.15%, 2/14/50	1,250	1,256,087
5.70%, 3/01/57	500	537,665
5.30%, 8/14/58	500	505,428
British Telecommunications PLC:
2.35%, 2/14/19	1,250	1,258,264
9.13%, 12/15/30	900	1,362,075
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	1,150	1,688,957
Orange SA:
9.00%, 3/01/31	250	379,504

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	11

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
Orange SA (continued):
5.38%, 1/13/42	$575	$674,381
Qwest Corp.:
6.75%, 12/01/21	550	600,591
6.88%, 9/15/33	212	207,465
Telefonica Emisiones SAU:
5.46%, 2/16/21	1,050	1,150,882
4.57%, 4/27/23	1,200	1,310,944
4.10%, 3/08/27	1,000	1,034,612
7.05%, 6/20/36	75	99,345
5.21%, 3/08/47	750	825,401
Telefonica Europe BV, 8.25%, 9/15/30	300	421,420
Verizon Communications, Inc.:
4.50%, 9/15/20	1,000	1,072,833
3.50%, 11/01/21	400	415,941
2.95%, 3/15/22	1,533	1,558,976
3.13%, 3/16/22	1,000	1,024,707
4.15%, 3/15/24	250	264,684
3.50%, 11/01/24	500	509,099
3.38%, 2/15/25 (a)	1,992	1,998,925
2.63%, 8/15/26	900	845,168
4.13%, 3/16/27	750	782,560
4.50%, 8/10/33	1,000	1,024,590
4.40%, 11/01/34	500	500,319
4.27%, 1/15/36	1,250	1,228,005
5.25%, 3/16/37	500	548,318
4.81%, 3/15/39	596	615,255
3.85%, 11/01/42	250	221,435
6.55%, 9/15/43	750	940,672
4.86%, 8/21/46	500	506,832
5.50%, 3/16/47	250	277,540
4.52%, 9/15/48	500	484,086
5.01%, 4/15/49	1,981	2,025,403
5.01%, 8/21/54	1,150	1,153,358
4.67%, 3/15/55	1,500	1,428,896

		56,325,509
Electric Utilities — 1.4%
AEP Transmission Co. LLC, 3.10%, 12/01/26	500	501,343
Alabama Power Co.:
3.75%, 3/01/45	250	250,675
4.30%, 1/02/46	250	268,949
Ameren Illinois Co.:
2.70%, 9/01/22	100	101,130
4.30%, 7/01/44	250	268,860
American Electric Power Co., Inc., Series F, 2.95%, 12/15/22	500	507,493
Appalachian Power Co., 4.40%, 5/15/44	250	267,503
Arizona Public Service Co.:
3.15%, 5/15/25	250	251,777
5.05%, 9/01/41	250	291,794

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Baltimore Gas & Electric Co., 2.40%, 8/15/26	$1,000	$945,720
Berkshire Hathaway Energy Co.:
2.00%, 11/15/18	500	501,275
3.75%, 11/15/23	500	526,909
3.50%, 2/01/25	110	113,804
8.48%, 9/15/28	500	731,707
6.13%, 4/01/36	250	320,903
6.50%, 9/15/37	250	334,067
5.15%, 11/15/43	250	292,179
4.50%, 2/01/45	400	432,531
Black Hills Corp., 3.95%, 1/15/26	200	207,691
CenterPoint Energy Houston Electric LLC:
1.85%, 6/01/21	500	493,011
3.55%, 8/01/42	100	96,974
Cleco Corporate Holdings LLC, 3.74%, 5/01/26	500	503,522
CMS Energy Corp.:
8.75%, 6/15/19	250	277,381
3.45%, 8/15/27	1,000	1,003,764
4.70%, 3/31/43	200	216,708
Commonwealth Edison Co.:
2.15%, 1/15/19	500	502,407
3.10%, 11/01/24	250	253,261
2.55%, 6/15/26	250	242,177
5.90%, 3/15/36	50	63,427
3.70%, 3/01/45	250	246,872
3.65%, 6/15/46	1,000	983,956
Connecticut Light & Power Co., 2.50%, 1/15/23	150	149,999
Consolidated Edison, Inc., 2.00%, 5/15/21	750	742,678
Dominion Energy, Inc., 2.96%, 7/01/19 (d)	1,000	1,014,371
Dominion Resources, Inc.:
3.63%, 12/01/24	250	258,555
7.00%, 6/15/38	250	334,372
4.90%, 8/01/41	50	55,487
DTE Electric Co.:
4.00%, 4/01/43	150	156,495
3.70%, 3/15/45	145	144,027
3.70%, 6/01/46	250	245,650
Duke Energy Carolinas LLC:
6.05%, 4/15/38	100	131,930
5.30%, 2/15/40	250	306,624
Duke Energy Corp.:
1.80%, 9/01/21	1,000	979,812
2.40%, 8/15/22	1,000	992,895
3.95%, 10/15/23	250	264,836
3.75%, 4/15/24	500	522,957
2.65%, 9/01/26	500	478,156
3.15%, 8/15/27	500	495,678
4.80%, 12/15/45	250	278,357

12	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp. (continued):
3.75%, 9/01/46	$500	$481,653
3.95%, 8/15/47	500	495,644
Duke Energy Florida LLC, 3.40%, 10/01/46	250	235,630
Duke Energy Indiana LLC:
4.20%, 3/15/42	400	417,156
4.90%, 7/15/43	250	289,828
3.75%, 5/15/46	500	498,170
Duke Energy Ohio, Inc., 3.70%, 6/15/46	250	247,090
Duke Energy Progress LLC:
4.10%, 5/15/42	150	156,976
4.10%, 3/15/43	250	262,227
4.38%, 3/30/44	100	108,987
4.20%, 8/15/45	250	269,099
3.70%, 10/15/46	500	494,959
Entergy Arkansas, Inc., 3.50%, 4/01/26	65	67,088
Entergy Corp., 4.00%, 7/15/22	200	211,659
Entergy Louisiana LLC, 4.05%, 9/01/23	250	266,668
Entergy Mississippi, Inc., 2.85%, 6/01/28	500	482,502
Eversource Energy:
2.50%, 3/15/21	500	499,839
Series H, 3.15%, 1/15/25	125	125,806
Exelon Corp.:
3.50%, 6/01/22	500	515,046
3.95%, 6/15/25	250	261,146
3.40%, 4/15/26	750	754,162
5.10%, 6/15/45	250	285,628
4.45%, 4/15/46	250	261,806
Exelon Generation Co. LLC, 6.25%, 10/01/39	150	165,198
FirstEnergy Corp., Series B, 3.90%, 7/15/27	2,000	2,031,077
Florida Power & Light Co.:
2.75%, 6/01/23	250	254,103
3.13%, 12/01/25	500	507,414
5.95%, 2/01/38	50	65,913
4.13%, 2/01/42	500	537,813
Georgia Power Co., 4.30%, 3/15/42	200	208,969
Great Plains Energy, Inc., 5.29%, 6/15/22 (d)	150	165,132
Indiana Michigan Power Co.:
6.05%, 3/15/37	175	220,893
4.55%, 3/15/46	150	166,660
Interstate Power & Light Co.:
3.25%, 12/01/24	250	251,303
3.70%, 9/15/46	500	485,292
Kansas City Power & Light Co., 3.65%, 8/15/25	150	153,802

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
LG&E and KU Energy LLC, 3.75%, 11/15/20	$50	$51,999
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	277,377
MidAmerican Energy Co.:
4.80%, 9/15/43	250	290,755
4.40%, 10/15/44	1,000	1,099,491
Mississippi Power Co., 4.25%, 3/15/42	500	475,168
Nevada Power Co., 5.45%, 5/15/41	50	60,489
NextEra Energy Capital Holdings, Inc., 3.63%, 6/15/23	1,250	1,294,766
NiSource Finance Corp.:
5.95%, 6/15/41	50	62,592
5.25%, 2/15/43	75	87,277
4.80%, 2/15/44	250	276,277
Northern States Power Co.:
2.60%, 5/15/23	500	505,251
3.40%, 8/15/42	200	190,161
4.00%, 8/15/45	85	88,546
3.60%, 9/15/47	150	147,967
NSTAR Electric Co., 2.70%, 6/01/26	250	241,671
Oglethorpe Power Corp., 4.55%, 6/01/44	250	254,148
Oncor Electric Delivery Co. LLC:
7.00%, 9/01/22	100	119,816
5.25%, 9/30/40	250	300,527
5.30%, 6/01/42	75	91,606
3.75%, 4/01/45	250	248,630
Pacific Gas & Electric Co.:
3.25%, 6/15/23	500	517,276
2.95%, 3/01/26	750	746,261
6.05%, 3/01/34	250	325,582
3.75%, 8/15/42	250	252,015
5.13%, 11/15/43	1,250	1,499,744
4.75%, 2/15/44	250	288,679
4.25%, 3/15/46	250	269,033
PacifiCorp:
2.95%, 2/01/22	100	102,484
2.95%, 6/01/23	300	307,761
4.10%, 2/01/42	250	263,929
PECO Energy Co., 1.70%, 9/15/21	1,000	979,710
Pennsylvania Electric Co., 6.15%, 10/01/38	250	307,585
Potomac Electric Power Co.:
3.60%, 3/15/24	250	262,803
4.15%, 3/15/43	250	261,839
PPL Capital Funding, Inc.:
1.90%, 6/01/18	250	250,117
3.40%, 6/01/23	1,250	1,286,994
4.00%, 9/15/47	500	496,946

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	13

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
PPL Electric Utilities Corp., 4.75%, 7/15/43	$250	$288,815
Progress Energy, Inc.:
4.40%, 1/15/21	100	105,775
7.75%, 3/01/31	50	70,741
Public Service Co. of Colorado:
3.60%, 9/15/42	250	243,749
3.95%, 3/15/43	200	204,496
4.30%, 3/15/44	75	81,161
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	250	335,719
Public Service Electric & Gas Co.:
1.80%, 6/01/19	250	250,054
3.50%, 8/15/20	50	52,086
2.38%, 5/15/23	250	248,995
3.05%, 11/15/24	250	252,673
3.95%, 5/01/42	50	52,526
3.65%, 9/01/42	50	49,560
3.80%, 3/01/46	1,250	1,264,970
Series K, 4.05%, 5/01/45	150	155,764
Puget Energy, Inc.:
5.63%, 7/15/22	500	557,917
3.65%, 5/15/25	250	254,394
Puget Sound Energy, Inc., 5.80%, 3/15/40	500	641,761
Sierra Pacific Power Co., 2.60%, 5/01/26	1,250	1,207,439
South Carolina Electric & Gas Co.:
4.60%, 6/15/43	250	270,158
4.10%, 6/15/46	350	354,173
Southern California Edison Co.:
5.50%, 3/15/40	50	63,161
4.65%, 10/01/43	350	403,115
4.00%, 4/01/47	500	526,309
Series A, 5.95%, 2/01/38	500	647,824
Series B, 2.40%, 2/01/22	250	250,877
Series C, 3.60%, 2/01/45	250	247,658
Southern Co.:
2.35%, 7/01/21	1,000	994,438
2.95%, 7/01/23	500	502,549
3.25%, 7/01/26	500	494,268
4.40%, 7/01/46	250	258,970
Tampa Electric Co., 4.10%, 6/15/42	250	250,972
Toledo Edison Co., 6.15%, 5/15/37	100	122,917
TransAlta Corp., 4.50%, 11/15/22	500	506,395
Virginia Electric & Power Co.:
2.95%, 1/15/22	400	408,018
4.00%, 1/15/43	250	257,657
4.45%, 2/15/44	150	164,546
Series A, 3.15%, 1/15/26	555	559,913
Series A, 3.50%, 3/15/27	750	777,770
Series A, 6.00%, 5/15/37	250	324,065

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Virginia Electric & Power Co. (continued):
Series B, 3.80%, 9/15/47	$500	$500,885
Series D, 4.65%, 8/15/43	500	557,953
WEC Energy Group, Inc.:
2.45%, 6/15/20	750	755,430
3.55%, 6/15/25	350	359,860
Westar Energy, Inc., 2.55%, 7/01/26	350	337,961
Xcel Energy, Inc.:
2.40%, 3/15/21	1,000	1,005,198
3.30%, 6/01/25	292	296,518
3.35%, 12/01/26	500	506,478
4.80%, 9/15/41	250	275,229

		66,338,119
Electrical Equipment — 0.1%
Amphenol Corp.:
2.55%, 1/30/19	350	352,271
2.20%, 4/01/20	500	500,696
Emerson Electric Co.:
2.63%, 12/01/21	750	765,470
2.63%, 2/15/23	350	350,258
Roper Technologies, Inc.:
3.00%, 12/15/20	250	255,065
3.13%, 11/15/22	150	151,866
3.80%, 12/15/26	250	257,340

		2,632,966
Electronic Equipment, Instruments & Components — 0.0%
Arrow Electronics, Inc., 4.00%, 4/01/25	500	510,195
Corning, Inc.:
3.70%, 11/15/23	250	261,130
4.75%, 3/15/42	50	53,636
Jabil Circuit, Inc., 4.70%, 9/15/22	250	265,938
Tyco Electronics Group SA, 3.50%, 2/03/22	100	103,861

		1,194,760
Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC:
3.20%, 8/15/21	750	772,405
5.13%, 9/15/40	100	115,653
Halliburton Co.:
3.80%, 11/15/25	1,550	1,591,554
4.85%, 11/15/35	250	271,025
4.50%, 11/15/41	50	49,607
4.75%, 8/01/43	250	263,918
5.00%, 11/15/45	675	740,342
National Oilwell Varco, Inc.:
2.60%, 12/01/22	1,000	970,732
3.95%, 12/01/42	150	126,554

14	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Energy Equipment & Services (continued)
TechnipFMC PLC, 3.45%, 10/01/22 (a)	$100	$100,697

		5,002,487
Food & Staples Retailing — 0.5%
Campbell Soup Co., 3.30%, 3/19/25	1,000	1,011,086
Costco Wholesale Corp., 2.25%, 2/15/22	85	85,296
CVS Health Corp.:
2.25%, 8/12/19	500	502,414
4.13%, 5/15/21	250	264,068
2.13%, 6/01/21	250	247,688
4.00%, 12/05/23	500	530,169
3.88%, 7/20/25	443	462,055
2.88%, 6/01/26	750	724,552
4.88%, 7/20/35	1,000	1,108,510
5.13%, 7/20/45	750	862,540
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	250	287,359
Kroger Co.:
1.50%, 9/30/19	1,000	988,335
6.15%, 1/15/20	100	108,662
3.30%, 1/15/21	500	512,556
3.40%, 4/15/22	100	102,806
3.50%, 2/01/26	495	486,910
5.15%, 8/01/43	125	128,178
3.88%, 10/15/46	500	434,988
4.65%, 1/15/48	500	483,623
Wal-Mart Stores, Inc.:
1.95%, 12/15/18	750	754,228
3.63%, 7/08/20	1,150	1,206,977
3.25%, 10/25/20	1,000	1,041,380
4.25%, 4/15/21	1,000	1,076,220
3.30%, 4/22/24	1,750	1,835,425
6.20%, 4/15/38	198	269,042
5.63%, 4/01/40	500	643,105
5.00%, 10/25/40	750	891,069
5.63%, 4/15/41	500	648,537
4.00%, 4/11/43	150	157,468
4.75%, 10/02/43	250	291,409
4.30%, 4/22/44	750	826,097
Walgreen Co., 3.10%, 9/15/22	200	203,752
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24	500	517,301
3.45%, 6/01/26	1,305	1,300,634
4.50%, 11/18/34	155	161,571
4.80%, 11/18/44	150	159,367

		21,315,377
Food Products — 0.3%
Archer-Daniels-Midland Co.:
2.50%, 8/11/26	1,750	1,679,057
4.54%, 3/26/42	75	82,925

Corporate Bonds	Par (000)	Value
Food Products (continued)
Archer-Daniels-Midland Co. (continued):
4.02%, 4/16/43	$250	$257,412
Conagra Brands, Inc.:
3.25%, 9/15/22	200	204,694
3.20%, 1/25/23	500	508,943
General Mills, Inc.:
2.20%, 10/21/19	300	301,906
3.15%, 12/15/21	150	153,896
3.65%, 2/15/24	500	523,202
3.20%, 2/10/27	250	247,429
JM Smucker Co.:
3.50%, 10/15/21	50	51,954
4.25%, 3/15/35	250	260,615
Kellogg Co.:
3.25%, 4/01/26	65	64,960
4.50%, 4/01/46	350	363,839
Kraft Heinz Foods Co.:
5.38%, 2/10/20	52	55,777
3.50%, 7/15/22	250	258,728
3.95%, 7/15/25	750	772,472
3.00%, 6/01/26	310	296,947
5.00%, 7/15/35	500	544,722
6.50%, 2/09/40	750	939,311
5.00%, 6/04/42	200	213,086
5.20%, 7/15/45	500	547,705
4.38%, 6/01/46	500	493,717
Mondelez International, Inc., 6.50%, 2/09/40	250	324,859
Sysco Corp.:
3.75%, 10/01/25	100	103,837
3.30%, 7/15/26	130	130,259
4.85%, 10/01/45	150	164,868
4.50%, 4/01/46	250	263,042
Tyson Foods, Inc.:
2.65%, 8/15/19	500	505,960
4.50%, 6/15/22	150	162,227
3.55%, 6/02/27	1,000	1,014,223
4.88%, 8/15/34	70	77,325
5.15%, 8/15/44	250	284,811
Unilever Capital Corp.:
2.20%, 3/06/19	200	201,319
4.25%, 2/10/21	200	213,322
3.10%, 7/30/25	250	252,637
2.00%, 7/28/26	750	692,700

		13,214,686
Gas Utilities — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/27	500	500,333
4.15%, 1/15/43	100	106,010
National Fuel Gas Co., 3.75%, 3/01/23	300	305,803

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	15

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Gas Utilities (continued)
NiSource Finance Corp., 4.38%, 5/15/47	$500	$524,607
Sempra Energy:
2.40%, 3/15/20	250	250,943
4.05%, 12/01/23	250	264,523
3.55%, 6/15/24	250	255,281
3.75%, 11/15/25	250	257,259
Southern California Gas Co., Series TT, 2.60%, 6/15/26	1,250	1,215,397
Southern Co. Gas Capital Corp.:
3.50%, 9/15/21	50	51,635
3.95%, 10/01/46	750	716,065

		4,447,856
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc.:
1.70%, 8/15/21	1,000	975,507
2.60%, 8/15/26	230	218,727
Becton Dickinson & Co.:
2.68%, 12/15/19	500	506,003
2.89%, 6/06/22	500	501,627
3.30%, 3/01/23	200	202,814
3.36%, 6/06/24	500	504,665
3.73%, 12/15/24	250	255,362
3.70%, 6/06/27	500	505,545
6.00%, 5/15/39	250	291,767
4.69%, 12/15/44	250	264,270
4.67%, 6/06/47	500	524,552
Boston Scientific Corp.:
6.00%, 1/15/20	100	108,421
4.13%, 10/01/23	500	530,452
3.85%, 5/15/25	250	259,564
Medtronic, Inc.:
2.50%, 3/15/20	500	507,352
4.13%, 3/15/21	50	53,000
3.15%, 3/15/22	1,350	1,397,861
3.63%, 3/15/24	400	421,836
3.50%, 3/15/25	500	521,456
4.38%, 3/15/35	350	385,278
4.63%, 3/15/44	750	837,714
4.63%, 3/15/45	1,000	1,137,443
Stryker Corp.:
3.38%, 11/01/25	580	593,965
3.50%, 3/15/26	500	513,393
4.63%, 3/15/46	250	272,402
Zimmer Holdings, Inc.:
3.15%, 4/01/22	500	509,080
3.55%, 4/01/25	750	757,286
4.25%, 8/15/35	67	65,809

		13,623,151

Corporate Bonds	Par (000)	Value
Health Care Providers & Services — 0.5%
Aetna, Inc.:
4.13%, 6/01/21	$250	$264,074
2.75%, 11/15/22	250	252,032
2.80%, 6/15/23	1,500	1,509,226
3.50%, 11/15/24	320	333,934
6.75%, 12/15/37	300	416,429
4.50%, 5/15/42	250	273,949
4.75%, 3/15/44	25	28,474
Anthem, Inc.:
2.25%, 8/15/19	225	225,985
3.13%, 5/15/22	200	204,241
3.30%, 1/15/23	100	102,999
3.50%, 8/15/24	250	257,189
4.63%, 5/15/42	50	54,171
5.10%, 1/15/44	900	1,037,132
4.65%, 8/15/44	350	381,832
Ascension Health, 3.95%, 11/15/46	500	509,861
Children’s Hospital Corp., Series 2017, 4.12%, 1/01/47	200	211,076
Cigna Corp.:
4.00%, 2/15/22	1,525	1,609,906
3.25%, 4/15/25	300	303,820
3.88%, 10/15/47	750	747,417
Dignity Health:
2.64%, 11/01/19	100	100,894
5.27%, 11/01/64	100	104,411
Duke University Health System, Inc., Series 2017, 3.92%, 6/01/47	173	176,697
Express Scripts Holding Co., 4.80%, 7/15/46	250	263,984
Humana, Inc.:
3.85%, 10/01/24	500	525,161
4.95%, 10/01/44	250	283,082
Johns Hopkins Health System Corp., 3.84%, 5/15/46	25	25,281
Kaiser Foundation Hospitals:
3.50%, 4/01/22	100	104,181
3.15%, 5/01/27	500	503,275
4.15%, 5/01/47	1,110	1,189,124
Laboratory Corp. of America Holdings:
3.75%, 8/23/22	100	103,976
4.00%, 11/01/23	100	104,745
3.25%, 9/01/24	1,000	1,002,913
3.60%, 2/01/25	75	76,488
4.70%, 2/01/45	150	154,502
Mayo Clinic, Series 2016, 4.13%, 11/15/52	300	317,434
McKesson Corp.:
2.85%, 3/15/23	150	150,782
3.80%, 3/15/24	500	525,312
4.88%, 3/15/44	250	277,483

16	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
Medtronic Global Holdings SCA, 1.70%, 3/28/19	$1,000	$999,469
Memorial Sloan-Kettering Cancer Center, 5.00%, 7/01/42	200	236,589
New York and Presbyterian Hospital, 4.02%, 8/01/45	150	154,430
Northwell Healthcare, Inc., 4.26%, 11/01/47	70	70,514
Quest Diagnostics, Inc.:
4.70%, 4/01/21	100	107,251
4.25%, 4/01/24	250	266,960
3.50%, 3/30/25	370	377,161
RWJ Barnabas Health, Inc., 3.95%, 7/01/46	60	59,740
UnitedHealth Group, Inc.:
1.63%, 3/15/19	550	548,808
2.30%, 12/15/19	250	252,240
2.13%, 3/15/21	1,500	1,499,831
3.35%, 7/15/22	750	783,253
2.88%, 3/15/23	250	254,921
3.10%, 3/15/26	500	505,847
3.45%, 1/15/27	500	517,515
3.38%, 4/15/27	1,000	1,028,593
4.63%, 7/15/35	555	636,074
6.88%, 2/15/38	100	141,924
5.95%, 2/15/41	100	131,531
3.95%, 10/15/42	150	153,894
4.75%, 7/15/45	500	577,428
4.20%, 1/15/47	750	799,180

		24,816,625
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp., 3.95%, 10/15/20	250	263,343
Hyatt Hotels Corp., 3.38%, 7/15/23	190	195,240
Marriott International, Inc.:
3.00%, 3/01/19	100	101,259
3.25%, 9/15/22	100	101,902
4.50%, 10/01/34	250	263,654
McDonald’s Corp.:
1.88%, 5/29/19	100	100,159
3.50%, 7/15/20	50	51,899
2.75%, 12/09/20	250	254,725
3.25%, 6/10/24	400	410,721
3.38%, 5/26/25	500	513,210
3.70%, 1/30/26	250	260,470
3.50%, 3/01/27	1,000	1,027,903
4.70%, 12/09/35	315	347,259
3.70%, 2/15/42	100	94,238
4.88%, 12/09/45	750	844,267
Starbucks Corp., 3.85%, 10/01/23	250	268,899
Wyndham Worldwide Corp.:
4.25%, 3/01/22	50	50,614

Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp. (continued):
4.15%, 4/01/24	$350	$354,877
4.50%, 4/01/27	500	501,765

		6,006,404
Household Durables — 0.1%
Leggett & Platt, Inc., 3.80%, 11/15/24	200	206,344
Mohawk Industries, Inc., 3.85%, 2/01/23	125	129,878
Newell Brands, Inc.:
3.15%, 4/01/21	1,000	1,023,044
4.00%, 12/01/24	250	261,134
3.90%, 11/01/25	1,000	1,035,849
4.20%, 4/01/26	550	579,172
5.38%, 4/01/36	350	408,101
Whirlpool Corp.:
5.15%, 3/01/43	200	222,648
4.50%, 6/01/46	250	260,960

		4,127,130
Household Products — 0.1%
Clorox Co.:
3.05%, 9/15/22	50	51,348
3.50%, 12/15/24	250	258,094
Kimberly-Clark Corp.:
1.90%, 5/22/19	500	501,228
2.65%, 3/01/25	85	83,550
2.75%, 2/15/26	500	495,286
5.30%, 3/01/41	250	305,447
3.20%, 7/30/46	210	190,505
Procter & Gamble Co.:
2.30%, 2/06/22	250	251,937
3.10%, 8/15/23	500	520,510
2.85%, 8/11/27	500	497,993
5.55%, 3/05/37	250	330,087

		3,485,985
Independent Power and Renewable Electricity Producers — 0.0%
Exelon Generation Co. LLC:
4.25%, 6/15/22	500	534,607
5.60%, 6/15/42	50	50,968
Southern Power Co.:
5.25%, 7/15/43	500	549,499
Series E, 2.50%, 12/15/21	1,000	995,685

		2,130,759
Industrial Conglomerates — 0.2%
3M Co.:
1.63%, 6/15/19	350	349,871
1.63%, 9/19/21	500	492,845
2.00%, 6/26/22	500	496,479
3.00%, 8/07/25	250	253,206
3.13%, 9/19/46	250	226,549

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	17

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Industrial Conglomerates (continued)
Crane Co., 4.45%, 12/15/23	$125	$131,262
General Electric Co.:
6.00%, 8/07/19	100	107,696
2.20%, 1/09/20	1,000	1,008,917
4.38%, 9/16/20	300	321,298
4.63%, 1/07/21	72	77,830
4.65%, 10/17/21	201	220,108
2.70%, 10/09/22	1,000	1,018,038
3.45%, 5/15/24	86	90,105
6.75%, 3/15/32	394	545,630
5.88%, 1/14/38	1,215	1,589,941
6.88%, 1/10/39	322	471,442
4.13%, 10/09/42	750	793,841
4.50%, 3/11/44	750	839,560
Koninklijke Philips NV:
3.75%, 3/15/22	250	263,515
5.00%, 3/15/42	250	276,138

		9,574,271
Insurance — 1.0%
Aflac, Inc.:
3.63%, 6/15/23	250	264,730
3.63%, 11/15/24	250	263,632
2.88%, 10/15/26	750	735,675
Alleghany Corp., 4.95%, 6/27/22	550	603,586
Allstate Corp.:
3.15%, 6/15/23	250	256,058
3.28%, 12/15/26	750	763,586
4.50%, 6/15/43	150	165,422
(3 mo. LIBOR US + 3.92%), 5.63%, 6/15/43, (c)	100	109,000
4.20%, 12/15/46	250	265,830
(3 mo. LIBOR US + 2.94%), 5.75%, 8/15/53, (c)	250	274,375
American International Group, Inc.:
2.30%, 7/16/19	500	502,488
3.38%, 8/15/20	250	258,612
6.40%, 12/15/20	1,000	1,124,307
3.30%, 3/01/21	2,000	2,060,751
4.88%, 6/01/22	250	274,609
4.13%, 2/15/24	250	265,484
3.75%, 7/10/25	750	774,530
3.90%, 4/01/26	1,000	1,041,172
3.88%, 1/15/35	500	489,621
4.70%, 7/10/35	500	536,747
4.50%, 7/16/44	250	260,909
Aon PLC:
2.80%, 3/15/21	250	251,044
3.50%, 6/14/24	1,000	1,028,226
3.88%, 12/15/25	600	631,465
4.60%, 6/14/44	250	266,723

Corporate Bonds	Par (000)	Value
Insurance (continued)
Arch Capital Group US, Inc.:
4.01%, 12/15/26	$1,000	$1,037,021
5.14%, 11/01/43	125	139,178
Assured Guaranty US Holdings, Inc., 5.00%, 7/01/24	110	119,860
AXA SA, 8.60%, 12/15/30	50	71,625
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/19	1,000	992,854
4.25%, 1/15/21	250	267,228
3.00%, 5/15/22	750	775,176
4.40%, 5/15/42	100	109,785
4.30%, 5/15/43	250	272,352
Berkshire Hathaway, Inc.:
2.10%, 8/14/19	500	504,855
2.20%, 3/15/21	500	503,431
3.00%, 2/11/23	1,000	1,029,169
2.75%, 3/15/23	1,000	1,016,592
3.13%, 3/15/26	400	404,538
4.50%, 2/11/43	100	111,773
Brighthouse Financial, Inc., 3.70%, 6/22/27 (a)	1,500	1,472,813
Chubb Corp.:
6.00%, 5/11/37	50	65,132
Series 1, 6.50%, 5/15/38	100	138,643
Chubb INA Holdings, Inc.:
2.88%, 11/03/22	1,000	1,018,475
3.35%, 5/15/24	500	517,686
3.35%, 5/03/26	795	815,053
4.15%, 3/13/43	150	160,256
CNA Financial Corp.:
5.75%, 8/15/21	100	110,970
4.50%, 3/01/26	350	373,963
First American Financial Corp., 4.60%, 11/15/24	200	205,770
Hartford Financial Services Group, Inc.:
5.13%, 4/15/22	1,000	1,108,103
6.10%, 10/01/41	100	129,238
Lincoln National Corp.:
4.85%, 6/24/21	300	324,276
4.20%, 3/15/22	1,350	1,427,409
4.00%, 9/01/23	200	210,609
3.35%, 3/09/25	65	65,509
6.30%, 10/09/37	250	309,180
Loews Corp.:
2.63%, 5/15/23	250	249,979
3.75%, 4/01/26	500	519,495
Manulife Financial Corp., 4.15%, 3/04/26	500	532,674
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	235	236,391
2.35%, 3/06/20	190	191,215
4.80%, 7/15/21	50	54,151
2.75%, 1/30/22	1,000	1,009,710

18	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc. (continued):
3.30%, 3/14/23	$500	$517,158
MetLife, Inc.:
4.75%, 2/08/21	200	216,415
3.00%, 3/01/25	650	651,573
3.60%, 11/13/25	1,000	1,039,740
4.13%, 8/13/42	300	308,990
4.88%, 11/13/43	250	283,583
4.05%, 3/01/45	250	254,133
4.60%, 5/13/46	500	550,311
6.40%, 12/15/66	600	691,500
Old Republic International Corp., 4.88%, 10/01/24	250	268,676
Principal Financial Group, Inc.:
3.40%, 5/15/25	250	255,326
3.10%, 11/15/26	1,000	993,265
4.63%, 9/15/42	50	54,972
4.30%, 11/15/46	250	260,195
Progressive Corp.:
3.75%, 8/23/21	1,050	1,104,192
4.35%, 4/25/44	100	108,569
3.70%, 1/26/45	200	196,444
Prudential Financial, Inc.:
2.35%, 8/15/19	350	352,476
5.38%, 6/21/20	350	380,202
3.50%, 5/15/24	1,000	1,040,243
5.10%, 8/15/43	750	870,803
(3 mo. LIBOR US + 3.04%), 5.20%, 3/15/44, (c)	350	372,094
4.60%, 5/15/44	250	275,429
(3 mo. LIBOR US + 3.03%), 5.38%, 5/15/45, (c)	500	540,000
(3 mo. LIBOR US + 5.00%), 8.88%, 6/15/68, (c)	100	104,750
Travelers Cos., Inc.:
3.90%, 11/01/20	250	263,129
6.75%, 6/20/36	250	346,444
4.60%, 8/01/43	100	111,592
4.30%, 8/25/45	250	270,631
4.00%, 5/30/47	250	258,989
Travelers Property Casualty Corp., 6.38%, 3/15/33	100	129,227
Trinity Acquisition PLC, 4.40%, 3/15/26	500	530,114
Unum Group, 5.75%, 8/15/42	250	297,630
Voya Financial, Inc.:
3.65%, 6/15/26	350	350,833
5.70%, 7/15/43	500	583,569
WR Berkley Corp., 4.63%, 3/15/22	200	215,857
XLIT Ltd.:
2.30%, 12/15/18	250	250,972
5.75%, 10/01/21	100	111,692

Corporate Bonds	Par (000)	Value
Insurance (continued)
XLIT Ltd. (continued):
5.50%, 3/31/45	$250	$262,912

		47,745,349
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.:
2.60%, 12/05/19	350	356,550
1.90%, 8/21/20 (a)	500	501,221
2.40%, 2/22/23 (a)	500	498,777
2.80%, 8/22/24 (a)	500	501,920
3.15%, 8/22/27 (a)	750	755,356
4.80%, 12/05/34	600	679,629
3.88%, 8/22/37 (a)	750	763,257
4.05%, 8/22/47 (a)	1,000	1,019,122
4.25%, 8/22/57 (a)	500	513,032
Expedia, Inc., 4.50%, 8/15/24	250	263,743

		5,852,607
Internet Software & Services — 0.1%
Alphabet, Inc.:
3.63%, 5/19/21	25	26,444
2.00%, 8/15/26	500	469,713
Baidu, Inc.:
2.75%, 6/09/19	350	352,764
4.13%, 6/30/25	1,000	1,051,944
eBay, Inc.:
2.20%, 8/01/19	500	502,056
3.25%, 10/15/20	50	51,453
3.80%, 3/09/22	640	670,870
2.60%, 7/15/22	50	49,861
3.60%, 6/05/27	1,000	994,646

		4,169,751
IT Services — 0.2%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21	225	230,001
3.60%, 11/28/24	500	518,163
4.50%, 11/28/34	250	274,963
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	270	267,543
DXC Technology Co., 4.75%, 4/15/27	1,000	1,069,620
Fidelity National Information Services, Inc.:
3.50%, 4/15/23	25	25,769
5.00%, 10/15/25	500	556,971
3.00%, 8/15/26	750	727,978
Fiserv, Inc., 2.70%, 6/01/20	500	505,781
International Business Machines Corp.:
1.95%, 2/12/19	250	251,216
1.88%, 5/15/19	250	250,901
2.25%, 2/19/21	1,000	1,003,034
2.90%, 11/01/21	100	102,633

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	19

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued):
3.63%, 2/12/24	$775	$813,211
3.45%, 2/19/26	250	258,226
3.30%, 1/27/27	1,000	1,015,511
5.88%, 11/29/32	250	316,469
4.00%, 6/20/42	850	853,382
4.70%, 2/19/46	250	280,749
Verisk Analytics, Inc., 4.00%, 6/15/25	250	260,082
Western Union Co., 6.20%, 11/17/36	25	27,071
Xerox Corp.:
4.07%, 3/17/22	300	306,829
3.63%, 3/15/23	250	247,907
3.80%, 5/15/24	350	347,959

		10,511,969
Leisure Products — 0.0%
Hasbro, Inc.:
3.50%, 9/15/27	250	247,771
5.10%, 5/15/44	60	64,685

		312,456
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/23	200	207,108
Life Technologies Corp., 6.00%, 3/01/20	100	108,647
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19	500	503,375
3.30%, 2/15/22	305	315,404
3.15%, 1/15/23	250	254,439
4.15%, 2/01/24	250	266,834
3.65%, 12/15/25	500	517,552
3.20%, 8/15/27	500	494,609
4.10%, 8/15/47	500	501,314

		3,169,282
Machinery — 0.1%
Caterpillar, Inc.:
3.90%, 5/27/21	50	53,013
3.40%, 5/15/24	500	523,147
5.20%, 5/27/41	600	727,946
3.80%, 8/15/42	700	716,569
Deere & Co., 3.90%, 6/09/42	550	565,259
Flowserve Corp., 3.50%, 9/15/22	100	100,738
Fortive Corp., 3.15%, 6/15/26	500	498,343
Illinois Tool Works, Inc.:
1.95%, 3/01/19	250	250,946
4.88%, 9/15/41	50	58,364
3.90%, 9/01/42	75	76,817
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19	500	505,699

Corporate Bonds	Par (000)	Value
Machinery (continued)
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44	$30	$32,495
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150	151,993
Trinity Industries, Inc., 4.55%, 10/01/24	250	252,669
Xylem, Inc., 4.38%, 11/01/46	500	522,087

		5,036,085
Media — 1.2%
21st Century Fox America, Inc.:
4.50%, 2/15/21	1,100	1,177,218
3.00%, 9/15/22	150	152,891
4.00%, 10/01/23	500	530,065
3.70%, 9/15/24	500	518,858
3.70%, 10/15/25	330	339,997
3.38%, 11/15/26	500	499,537
6.20%, 12/15/34	350	435,057
6.65%, 11/15/37	250	328,787
6.15%, 2/15/41	400	499,978
4.75%, 9/15/44	500	533,359
4.75%, 11/15/46	500	533,013
CBS Corp.:
3.50%, 1/15/25	500	508,714
4.00%, 1/15/26	1,500	1,549,888
4.85%, 7/01/42	325	343,320
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20	1,500	1,539,866
4.46%, 7/23/22	1,000	1,058,026
4.91%, 7/23/25	1,930	2,063,200
3.75%, 2/15/28 (a)	1,000	978,547
6.38%, 10/23/35	250	292,406
6.48%, 10/23/45	500	586,839
5.38%, 5/01/47 (a)	500	519,433
6.83%, 10/23/55	250	303,471
Cintas Corp. No 2:
4.30%, 6/01/21	25	26,681
2.90%, 4/01/22	250	254,681
Comcast Corp.:
5.15%, 3/01/20	350	376,858
2.75%, 3/01/23	750	758,240
3.00%, 2/01/24	1,500	1,523,127
3.60%, 3/01/24	250	263,700
3.38%, 8/15/25	500	515,910
3.15%, 3/01/26	750	749,583
2.35%, 1/15/27	1,850	1,726,740
3.30%, 2/01/27	2,000	2,027,574
3.15%, 2/15/28	250	249,078
4.25%, 1/15/33	650	698,956
4.20%, 8/15/34	235	249,819
4.40%, 8/15/35	250	271,047

20	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Media (continued)
Comcast Corp. (continued):
3.20%, 7/15/36	$500	$469,309
6.45%, 3/15/37	200	267,398
4.65%, 7/15/42	150	165,709
4.75%, 3/01/44	250	279,470
4.60%, 8/15/45	500	550,087
3.40%, 7/15/46	500	460,847
4.00%, 8/15/47	500	508,467
Discovery Communications LLC:
4.38%, 6/15/21	50	52,803
2.95%, 3/20/23	1,000	1,002,643
3.25%, 4/01/23	50	50,201
3.45%, 3/15/25	1,000	984,819
4.90%, 3/11/26	330	352,307
3.95%, 3/20/28	220	218,423
5.00%, 9/20/37	500	507,706
4.95%, 5/15/42	50	49,404
4.88%, 4/01/43	150	146,187
5.20%, 9/20/47	195	197,877
Grupo Televisa SAB:
6.63%, 1/15/40	250	304,022
5.00%, 5/13/45	200	201,052
6.13%, 1/31/46	250	290,501
Interpublic Group of Cos., Inc., 4.20%, 4/15/24	250	262,616
NBCUniversal Media LLC:
4.38%, 4/01/21	600	645,698
2.88%, 1/15/23	250	254,106
6.40%, 4/30/40	200	269,670
5.95%, 4/01/41	250	322,970
4.45%, 1/15/43	250	265,953
Omnicom Group, Inc.:
3.63%, 5/01/22	125	130,350
3.65%, 11/01/24	70	71,612
3.60%, 4/15/26	500	504,050
Scripps Networks Interactive, Inc., 3.90%, 11/15/24	250	255,386
TCI Communications, Inc., 7.88%, 2/15/26	250	335,077
Thomson Reuters Corp.:
4.30%, 11/23/23	250	266,240
3.35%, 5/15/26	140	139,401
4.50%, 5/23/43	250	250,577
Time Warner Cable, Inc.:
8.25%, 4/01/19	300	326,181
5.00%, 2/01/20	500	528,620
4.13%, 2/15/21	100	103,835
6.55%, 5/01/37	650	763,457
6.75%, 6/15/39	300	359,952
5.88%, 11/15/40	250	274,341
5.50%, 9/01/41	250	259,581
4.50%, 9/15/42	1,225	1,160,990
Time Warner, Inc.:
4.88%, 3/15/20	250	266,110

Corporate Bonds	Par (000)	Value
Media (continued)
Time Warner, Inc. (continued):
4.70%, 1/15/21	$500	$534,903
4.75%, 3/29/21	1,000	1,076,734
3.60%, 7/15/25	250	250,893
3.88%, 1/15/26	1,000	1,012,235
2.95%, 7/15/26	500	472,235
3.80%, 2/15/27	500	500,116
6.25%, 3/29/41	150	179,693
4.90%, 6/15/42	350	355,937
5.35%, 12/15/43	250	269,307
4.65%, 6/01/44	250	244,135
4.85%, 7/15/45	500	508,140
Viacom, Inc.:
5.63%, 9/15/19	250	266,596
3.13%, 6/15/22	150	149,047
3.25%, 3/15/23	200	196,877
4.25%, 9/01/23	1,250	1,284,449
3.45%, 10/04/26	1,000	960,948
4.85%, 12/15/34	250	235,590
6.88%, 4/30/36	250	277,729
4.38%, 3/15/43	70	60,304
5.85%, 9/01/43	100	102,767
5.25%, 4/01/44	250	239,429
Walt Disney Co.:
1.85%, 5/30/19	500	501,274
2.15%, 9/17/20	500	503,743
2.30%, 2/12/21	500	504,307
3.75%, 6/01/21	50	52,771
2.35%, 12/01/22	300	300,352
3.15%, 9/17/25	165	168,222
3.00%, 2/13/26	200	201,353
1.85%, 7/30/26	1,000	919,860
2.95%, 6/15/27	750	749,425
3.00%, 7/30/46	75	65,172
Series E, 4.13%, 12/01/41	250	258,516
WPP Finance 2010:
4.75%, 11/21/21	100	107,697
3.75%, 9/19/24	250	255,992

		53,827,217
Metals & Mining — 0.3%
Barrick Gold Corp., 5.25%, 4/01/42	200	228,834
Barrick North America Finance LLC:
5.70%, 5/30/41	250	298,118
5.75%, 5/01/43	250	302,681
BHP Billiton Finance USA Ltd.:
2.88%, 2/24/22	1,250	1,277,671
5.00%, 9/30/43	850	1,002,741
Goldcorp, Inc., 3.63%, 6/09/21	250	259,002
Newmont Mining Corp.:
3.50%, 3/15/22	1,450	1,499,390
4.88%, 3/15/42	300	321,598
Nucor Corp., 5.20%, 8/01/43	250	290,929

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	21

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Metals & Mining (continued)
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	$25	$26,527
Rio Tinto Finance USA Ltd.:
2.88%, 8/21/22	13	13,215
3.75%, 6/15/25	500	527,199
5.20%, 11/02/40	350	415,035
4.75%, 3/22/42	100	113,173
Rio Tinto Finance USA PLC, 4.13%, 8/21/42	500	521,125
Southern Copper Corp.:
5.38%, 4/16/20	1,000	1,072,340
3.88%, 4/23/25	750	774,657
6.75%, 4/16/40	350	429,503
5.88%, 4/23/45	615	700,411
Vale Overseas Ltd.:
5.88%, 6/10/21	2,750	3,023,625
4.38%, 1/11/22	750	781,500
6.25%, 8/10/26	1,000	1,134,700
6.88%, 11/21/36	450	515,250
6.88%, 11/10/39	250	286,550
Vale SA, 5.63%, 9/11/42	250	255,000

		16,070,774
Multi-Utilities — 0.1%
CenterPoint Energy Resources Corp., 5.85%, 1/15/41	250	308,655
Consolidated Edison Co. of New York, Inc.:
6.65%, 4/01/19	100	106,881
3.30%, 12/01/24	250	257,532
4.20%, 3/15/42	400	424,444
3.95%, 3/01/43	150	153,721
4.45%, 3/15/44	250	277,210
Series C, 4.30%, 12/01/56	500	531,046
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/20	500	508,230
3.60%, 12/15/24	250	255,482
ONE Gas, Inc., 4.66%, 2/01/44	250	279,634
San Diego Gas & Electric Co.:
3.60%, 9/01/23	250	263,687
4.30%, 4/01/42	100	106,289
SCANA Corp., 4.13%, 2/01/22	100	103,019

		3,575,830
Multiline Retail — 0.1%
Kohl’s Corp.:
4.00%, 11/01/21	50	51,750
5.55%, 7/17/45	100	96,402
Nordstrom, Inc.:
4.75%, 5/01/20	750	777,744
4.00%, 10/15/21	100	102,471
5.00%, 1/15/44	500	491,317

Corporate Bonds	Par (000)	Value
Multiline Retail (continued)
Target Corp.:
2.30%, 6/26/19	$750	$757,528
2.90%, 1/15/22	150	153,826
2.50%, 4/15/26	250	239,435
4.00%, 7/01/42	350	351,511
3.63%, 4/15/46	850	799,770

		3,821,754
Oil, Gas & Consumable Fuels — 2.8%
Anadarko Petroleum Corp.:
5.55%, 3/15/26	1,090	1,217,357
6.45%, 9/15/36	350	414,049
4.50%, 7/15/44	250	237,933
6.60%, 3/15/46	500	619,032
Apache Corp.:
3.25%, 4/15/22	1,645	1,668,530
6.00%, 1/15/37	100	117,010
5.10%, 9/01/40	250	261,483
5.25%, 2/01/42	250	264,508
4.75%, 4/15/43	250	250,265
4.25%, 1/15/44	600	563,449
Boardwalk Pipelines LP, 3.38%, 2/01/23	200	199,596
BP Capital Markets PLC:
2.24%, 5/10/19	500	503,665
2.52%, 1/15/20	115	116,565
2.32%, 2/13/20	250	252,191
4.74%, 3/11/21	50	54,213
2.11%, 9/16/21	500	497,775
3.06%, 3/17/22	210	215,573
3.25%, 5/06/22	100	103,590
2.52%, 9/19/22	1,000	1,000,980
2.75%, 5/10/23	350	351,173
3.99%, 9/26/23	250	266,635
3.22%, 11/28/23	1,000	1,024,406
3.12%, 5/04/26	350	349,876
3.02%, 1/16/27	500	492,117
3.28%, 9/19/27	500	499,514
Buckeye Partners LP:
4.15%, 7/01/23	250	258,948
3.95%, 12/01/26	500	493,271
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	1,100	1,134,543
3.80%, 4/15/24	1,250	1,285,424
3.90%, 2/01/25	250	256,262
3.85%, 6/01/27	1,000	1,010,961
6.25%, 3/15/38	300	360,221
Cenovus Energy, Inc.:
4.25%, 4/15/27 (a)	1,000	991,482
6.75%, 11/15/39	500	575,594
5.40%, 6/15/47 (a)	500	496,661
Chevron Corp.:
1.56%, 5/16/19	500	499,293

22	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Chevron Corp. (continued):
2.19%, 11/15/19	$555	$560,225
2.43%, 6/24/20	550	558,131
2.42%, 11/17/20	2,000	2,029,229
2.41%, 3/03/22	145	145,952
3.33%, 11/17/25	500	514,014
2.95%, 5/16/26	250	249,597
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	1,300	1,302,099
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 5/05/20	500	502,101
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25	500	507,631
CNOOC Nexen Finance 2014 ULC:
4.25%, 4/30/24	750	798,143
4.88%, 4/30/44	250	275,313
Columbia Pipeline Group, Inc., 4.50%, 6/01/25	250	267,081
Concho Resources, Inc.:
3.75%, 10/01/27	1,000	1,004,449
4.88%, 10/01/47	500	521,774
ConocoPhillips, 6.50%, 2/01/39	400	533,332
ConocoPhillips Co.:
2.40%, 12/15/22	500	494,405
3.35%, 11/15/24	1,000	1,028,404
4.95%, 3/15/26	500	563,611
4.15%, 11/15/34	395	407,863
4.30%, 11/15/44	500	522,386
5.95%, 3/15/46	750	964,059
ConocoPhillips Holding Co., 6.95%, 4/15/29	100	129,580
Devon Energy Corp.:
4.00%, 7/15/21	150	155,932
5.85%, 12/15/25	250	288,200
5.60%, 7/15/41	500	547,199
4.75%, 5/15/42	350	354,339
5.00%, 6/15/45	500	526,891
Ecopetrol SA:
7.63%, 7/23/19	100	109,670
5.88%, 9/18/23	350	388,675
4.13%, 1/16/25	1,000	1,002,500
5.38%, 6/26/26	500	532,500
5.88%, 5/28/45	750	733,125
Enable Midstream Partners LP:
2.40%, 5/15/19	1,350	1,346,019
5.00%, 5/15/44	500	486,751
Enbridge Energy Partners LP:
4.20%, 9/15/21	100	104,511
5.88%, 10/15/25	1,500	1,710,532
Enbridge, Inc.:
3.50%, 6/10/24	65	66,006
4.25%, 12/01/26	1,000	1,051,715
3.70%, 7/15/27	1,000	1,013,857
4.50%, 6/10/44	250	251,467

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Encana Corp.:
3.90%, 11/15/21	$1,250	$1,288,125
7.38%, 11/01/31	250	308,613
6.50%, 2/01/38	250	295,918
Energy Transfer LP:
9.70%, 3/15/19	44	48,601
5.20%, 2/01/22	250	270,964
3.60%, 2/01/23	150	152,544
4.90%, 2/01/24	250	265,163
4.75%, 1/15/26	1,000	1,052,673
4.20%, 4/15/27	1,000	1,012,500
4.90%, 3/15/35	250	248,421
5.15%, 2/01/43	500	487,701
5.95%, 10/01/43	150	160,607
6.13%, 12/15/45	250	274,562
Energy Transfer LP/Regency Energy Finance Corp., 5.88%, 3/01/22	500	553,435
EnLink Midstream Partners LP:
4.85%, 7/15/26	500	523,195
5.05%, 4/01/45	150	144,514
Enterprise Products Operating LLC:
2.55%, 10/15/19	500	504,615
3.90%, 2/15/24	125	131,050
3.75%, 2/15/25	790	818,762
3.70%, 2/15/26	960	985,953
3.95%, 2/15/27	1,000	1,049,410
5.95%, 2/01/41	150	179,880
4.45%, 2/15/43	325	328,774
4.85%, 3/15/44	200	214,736
5.10%, 2/15/45	250	278,565
4.90%, 5/15/46	350	382,367
Series E, 5.25%, 8/16/77 (e)	750	756,562
EOG Resources, Inc.:
5.63%, 6/01/19	150	158,642
3.15%, 4/01/25	80	79,852
5.10%, 1/15/36	250	278,165
EQT Corp., 4.88%, 11/15/21	50	54,116
Exxon Mobil Corp.:
2.22%, 3/01/21	750	755,666
2.40%, 3/06/22	500	504,127
2.73%, 3/01/23	1,000	1,016,992
3.18%, 3/15/24	250	259,256
2.71%, 3/06/25	250	251,013
3.04%, 3/01/26	620	630,625
4.11%, 3/01/46	500	540,250
Hess Corp.:
4.30%, 4/01/27	1,500	1,486,781
5.60%, 2/15/41	550	551,080
Husky Energy, Inc.:
3.95%, 4/15/22	150	156,616
4.00%, 4/15/24	500	513,146

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	23

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP:
4.30%, 5/01/24	$500	$520,306
2.65%, 2/01/19	245	246,352
3.50%, 3/01/21	750	768,567
5.80%, 3/01/21	250	273,582
5.00%, 10/01/21	200	215,407
3.95%, 9/01/22	225	233,595
3.45%, 2/15/23	500	505,582
4.15%, 2/01/24	1,000	1,036,563
4.25%, 9/01/24	155	160,853
6.50%, 2/01/37	100	113,032
6.95%, 1/15/38	250	303,235
5.00%, 8/15/42	75	74,739
5.00%, 3/01/43	250	248,860
5.50%, 3/01/44	250	263,008
5.40%, 9/01/44	250	259,905
Kinder Morgan, Inc.:
3.05%, 12/01/19	250	254,521
4.30%, 6/01/25	410	429,484
5.30%, 12/01/34	250	261,007
5.55%, 6/01/45	750	808,064
5.05%, 2/15/46	750	767,312
Magellan Midstream Partners LP:
3.20%, 3/15/25	500	491,607
4.25%, 9/15/46	250	247,871
Marathon Oil Corp.:
2.80%, 11/01/22	400	388,868
3.85%, 6/01/25	250	248,257
4.40%, 7/15/27	1,000	1,019,725
5.20%, 6/01/45	250	251,763
Marathon Petroleum Corp.:
5.13%, 3/01/21	150	162,857
3.63%, 9/15/24	115	117,112
4.75%, 9/15/44	250	248,704
5.85%, 12/15/45	250	274,696
MPLX LP:
4.50%, 7/15/23	250	265,974
4.88%, 12/01/24	250	269,391
4.88%, 6/01/25	250	267,927
4.13%, 3/01/27	1,000	1,018,177
Nexen Energy ULC, 6.40%, 5/15/37	400	512,081
Noble Energy, Inc.:
5.63%, 5/01/21	250	257,500
4.15%, 12/15/21	150	158,015
3.85%, 1/15/28	500	500,987
5.25%, 11/15/43	500	524,449
4.95%, 8/15/47	500	509,714
Occidental Petroleum Corp.:
4.10%, 2/01/21	50	52,780
3.50%, 6/15/25	250	255,863
3.40%, 4/15/26	390	398,354
3.00%, 2/15/27	1,500	1,476,762

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued):
4.40%, 4/15/46	$250	$265,699
ONEOK Partners LP:
3.38%, 10/01/22	500	505,030
4.90%, 3/15/25	250	267,366
6.13%, 2/01/41	300	345,421
ONEOK, Inc., 4.95%, 7/13/47	1,000	1,002,641
Petroleos Mexicanos:
3.50%, 7/23/20	500	510,500
5.50%, 1/21/21	500	533,500
6.38%, 2/04/21	2,000	2,191,020
4.88%, 1/24/22	400	419,500
3.50%, 1/30/23	400	394,240
4.63%, 9/21/23	1,500	1,549,350
4.88%, 1/18/24	250	259,250
4.50%, 1/23/26	2,000	1,996,600
6.88%, 8/04/26	500	568,750
6.50%, 3/13/27 (a)	750	831,172
6.50%, 6/02/41	550	575,025
5.50%, 6/27/44	862	803,815
6.38%, 1/23/45	750	763,125
5.63%, 1/23/46	550	511,500
6.75%, 9/21/47	473	503,225
6.75%, 9/21/47 (a)	1,000	1,063,900
Phillips 66:
4.65%, 11/15/34	1,355	1,434,406
5.88%, 5/01/42	100	123,008
4.88%, 11/15/44	250	271,251
Phillips 66 Partners LP, 4.90%, 10/01/46	500	500,437
Pioneer Natural Resources Co., 3.95%, 7/15/22	150	157,625
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/01/22	500	502,643
2.85%, 1/31/23	250	240,281
3.60%, 11/01/24	750	732,673
4.50%, 12/15/26	500	507,455
5.15%, 6/01/42	50	47,171
4.70%, 6/15/44	250	226,228
Sabine Pass Liquefaction LLC:
5.63%, 3/01/25	1,000	1,103,135
5.00%, 3/15/27	1,000	1,066,580
Shell International Finance BV:
1.38%, 5/10/19	250	249,106
4.38%, 3/25/20	100	106,105
2.13%, 5/11/20	750	754,611
2.25%, 11/10/20	120	120,874
1.88%, 5/10/21	250	248,220
3.40%, 8/12/23	2,000	2,096,999
3.25%, 5/11/25	250	255,896

24	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (continued):
2.88%, 5/10/26	$500	$497,505
2.50%, 9/12/26	1,000	963,614
4.13%, 5/11/35	500	528,006
6.38%, 12/15/38	300	403,525
5.50%, 3/25/40	300	364,176
4.55%, 8/12/43	200	217,156
4.38%, 5/11/45	500	536,131
4.00%, 5/10/46	750	758,539
3.75%, 9/12/46	150	144,509
Spectra Energy Capital LLC, 3.30%, 3/15/23	150	150,576
Spectra Energy Partners LP:
4.75%, 3/15/24	250	272,031
3.50%, 3/15/25	250	251,666
3.38%, 10/15/26	1,000	992,189
Statoil ASA:
1.95%, 11/08/18	250	250,662
2.75%, 11/10/21	500	509,720
2.65%, 1/15/24	1,500	1,485,044
3.70%, 3/01/24	250	263,327
3.25%, 11/10/24	500	513,856
5.10%, 8/17/40	100	116,274
Suncor Energy, Inc.:
3.60%, 12/01/24	1,165	1,201,914
6.50%, 6/15/38	500	649,966
6.85%, 6/01/39	250	333,083
Sunoco Logistics Partners Operations LP:
4.25%, 4/01/24	400	412,739
4.00%, 10/01/27	500	498,122
4.95%, 1/15/43	250	235,173
5.30%, 4/01/44	100	99,376
5.40%, 10/01/47	500	508,607
TC PipeLines LP:
4.38%, 3/13/25	250	261,264
3.90%, 5/25/27	105	105,172
Total Capital Canada Ltd., 2.75%, 7/15/23	150	151,471
Total Capital International SA:
2.13%, 1/10/19	350	352,241
2.75%, 6/19/21	250	255,470
2.70%, 1/25/23	500	505,661
TransCanada PipeLines Ltd.:
2.50%, 8/01/22	1,000	999,893
3.75%, 10/16/23	500	526,345
4.88%, 1/15/26	600	673,070
4.63%, 3/01/34	250	273,454
6.20%, 10/15/37	200	253,986
7.25%, 8/15/38	250	348,238
7.63%, 1/15/39	250	366,869
5.00%, 10/16/43	150	171,925

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 2/01/26	$250	$322,937
4.45%, 8/01/42	250	255,447
Valero Energy Corp.:
6.13%, 2/01/20	150	163,138
3.65%, 3/15/25	500	512,976
3.40%, 9/15/26	750	739,888
6.63%, 6/15/37	300	378,519
Western Gas Partners LP:
4.00%, 7/01/22	250	258,314
4.65%, 7/01/26	250	262,032
Williams Partners LP:
5.25%, 3/15/20	500	536,668
4.00%, 11/15/21	250	261,021
3.60%, 3/15/22	750	774,896
4.30%, 3/04/24	250	263,730
3.90%, 1/15/25	250	255,141
4.00%, 9/15/25	250	255,708
6.30%, 4/15/40	250	299,411
4.90%, 1/15/45	500	505,703

		132,124,765
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 1/11/22	50	52,868
Georgia-Pacific LLC, 8.88%, 5/15/31	525	807,822
International Paper Co.:
3.65%, 6/15/24	500	519,358
5.00%, 9/15/35	250	277,301
4.80%, 6/15/44	250	268,855
4.40%, 8/15/47	500	505,758
WestRock MWV LLC, 8.20%, 1/15/30	100	140,111

		2,572,073
Personal Products — 0.0%
Colgate-Palmolive Co.:
1.75%, 3/15/19	250	250,403
3.25%, 3/15/24	250	258,727
Estee Lauder Cos., Inc., 3.15%, 3/15/27	1,000	1,016,861

		1,525,991
Pharmaceuticals — 1.3%
Abbott Laboratories:
2.00%, 3/15/20	500	498,934
2.55%, 3/15/22	1,000	1,000,556
3.25%, 4/15/23	150	153,186
3.88%, 9/15/25	45	46,508
3.75%, 11/30/26	500	513,050
4.75%, 11/30/36	500	552,231
5.30%, 5/27/40	500	563,740
4.75%, 4/15/43	250	264,641
4.90%, 11/30/46	1,000	1,116,932
AbbVie, Inc.:
2.00%, 11/06/18	150	150,495

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	25

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
AbbVie, Inc. (continued):
2.50%, 5/14/20	$500	$505,991
2.30%, 5/14/21	750	748,764
2.90%, 11/06/22	250	253,527
2.85%, 5/14/23	1,500	1,511,677
3.60%, 5/14/25	1,500	1,555,164
3.20%, 5/14/26	935	936,890
4.50%, 5/14/35	450	484,247
4.30%, 5/14/36	200	209,972
4.40%, 11/06/42	400	418,865
4.70%, 5/14/45	500	545,067
4.45%, 5/14/46	250	263,146
Actavis Funding SCS:
3.00%, 3/12/20	1,000	1,020,928
3.45%, 3/15/22	1,155	1,197,635
3.80%, 3/15/25	750	778,882
4.55%, 3/15/35	380	405,426
4.85%, 6/15/44	250	272,228
4.75%, 3/15/45	668	722,710
Actavis, Inc., 3.25%, 10/01/22	150	153,918
AmerisourceBergen Corp., 4.25%, 3/01/45	250	251,420
AstraZeneca PLC:
1.75%, 11/16/18	1,000	999,744
1.95%, 9/18/19	500	499,958
2.38%, 11/16/20	500	502,607
3.38%, 11/16/25	700	710,596
3.13%, 6/12/27	500	494,097
6.45%, 9/15/37	100	133,962
4.38%, 11/16/45	650	689,959
Bristol-Myers Squibb Co.:
1.75%, 3/01/19	250	250,284
2.00%, 8/01/22	250	246,720
4.50%, 3/01/44	250	278,780
Cardinal Health, Inc.:
3.50%, 11/15/24	250	256,637
3.41%, 6/15/27	2,000	2,006,838
4.60%, 3/15/43	50	52,431
4.90%, 9/15/45	250	275,581
Eli Lilly & Co.:
1.95%, 3/15/19	250	251,221
2.75%, 6/01/25	45	44,913
3.10%, 5/15/27	750	754,333
3.70%, 3/01/45	250	251,077
Express Scripts Holding Co.:
2.25%, 6/15/19	350	351,390
4.75%, 11/15/21	300	325,491
3.00%, 7/15/23	1,000	1,001,202
3.50%, 6/15/24	250	253,666
4.50%, 2/25/26	250	267,582
3.40%, 3/01/27	750	739,377
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22	1,650	1,687,620

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/23	$500	$508,402
5.38%, 4/15/34	250	297,879
6.38%, 5/15/38	300	411,479
Johnson & Johnson:
1.13%, 3/01/19	1,000	992,865
1.65%, 3/01/21	500	495,755
2.45%, 12/05/21	450	455,860
2.05%, 3/01/23	750	743,097
2.45%, 3/01/26	370	363,320
4.38%, 12/05/33	250	283,775
3.55%, 3/01/36	750	771,755
3.63%, 3/03/37	500	519,573
4.50%, 9/01/40	100	113,414
4.50%, 12/05/43	750	861,538
Mead Johnson Nutrition Co., 4.60%, 6/01/44	250	274,938
Merck & Co., Inc.:
3.88%, 1/15/21	250	263,573
2.35%, 2/10/22	500	501,729
2.75%, 2/10/25	570	571,765
6.55%, 9/15/37	250	346,284
4.15%, 5/18/43	250	271,944
3.70%, 2/10/45	900	913,618
Merck Sharp & Dohme Corp., 5.00%, 6/30/19	500	528,431
Mylan NV:
3.95%, 6/15/26	1,000	1,018,105
5.25%, 6/15/46	500	542,375
Mylan, Inc., 4.20%, 11/29/23	250	260,494
Novartis Capital Corp.:
1.80%, 2/14/20	250	250,083
4.40%, 4/24/20	100	106,377
3.40%, 5/06/24	650	680,919
3.00%, 11/20/25	1,100	1,120,027
4.40%, 5/06/44	750	847,760
Perrigo Finance PLC:
3.90%, 12/15/24	250	255,460
4.38%, 3/15/26	250	259,269
Pfizer, Inc.:
1.45%, 6/03/19	500	498,396
1.95%, 6/03/21	500	500,296
2.20%, 12/15/21	1,000	1,005,690
5.80%, 8/12/23	500	589,031
2.75%, 6/03/26	115	113,846
3.00%, 12/15/26	750	759,436
4.00%, 12/15/36	500	536,271
7.20%, 3/15/39	250	368,791
4.30%, 6/15/43	500	545,446
4.40%, 5/15/44	500	552,007
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/23	500	496,889
3.20%, 9/23/26	900	887,236

26	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co. BV:
3.65%, 11/10/21	$113	$113,806
2.95%, 12/18/22	309	300,141
Teva Pharmaceutical Finance Netherlands III BV:
1.70%, 7/19/19	1,000	985,546
2.20%, 7/21/21	750	722,103
2.80%, 7/21/23	1,500	1,430,688
3.15%, 10/01/26	640	589,886
4.10%, 10/01/46	750	631,771
Wyeth LLC:
6.50%, 2/01/34	500	674,793
5.95%, 4/01/37	250	327,212
Zoetis, Inc., 4.70%, 2/01/43	400	442,675

		59,326,615
Real Estate — 0.1%
Boston Properties LP:
3.70%, 11/15/18	200	203,382
4.13%, 5/15/21	250	264,355
3.85%, 2/01/23	1,000	1,055,663
3.13%, 9/01/23	250	254,870
3.65%, 2/01/26	190	193,727
CBRE Services, Inc.:
5.25%, 3/15/25	250	274,048
4.88%, 3/01/26	250	269,474
Host Hotels & Resorts LP:
5.25%, 3/15/22	250	272,053
Series E, 4.00%, 6/15/25	190	194,673
Liberty Property LP, 4.40%, 2/15/24	250	266,442
Prologis LP, 3.75%, 11/01/25	45	47,092

		3,295,779
Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc., 4.30%, 1/15/26	250	261,500
American Tower Corp.:
3.40%, 2/15/19	250	254,560
2.80%, 6/01/20	250	253,788
5.05%, 9/01/20	25	26,950
5.90%, 11/01/21	500	560,974
4.70%, 3/15/22	100	108,343
3.50%, 1/31/23	150	155,167
4.40%, 2/15/26	30	31,726
3.38%, 10/15/26	500	494,236
AvalonBay Communities, Inc.:
2.95%, 9/15/22	100	101,542
3.45%, 6/01/25	100	102,319
3.90%, 10/15/46	250	244,777
Brixmor Operating Partnership LP:
3.65%, 6/15/24	750	746,276
4.13%, 6/15/26	250	252,088

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
CBL & Associates LP, 5.95%, 12/15/26	$350	$354,159
Crown Castle International Corp.:
3.40%, 2/15/21	750	772,170
2.25%, 9/01/21	1,000	986,203
3.70%, 6/15/26	280	281,920
4.00%, 3/01/27	1,000	1,022,564
DDR Corp.:
4.63%, 7/15/22	100	105,983
4.25%, 2/01/26	250	250,740
Digital Realty Trust LP, 4.75%, 10/01/25	500	541,838
EPR Properties, 4.50%, 6/01/27	1,000	1,012,493
ERP Operating LP:
4.75%, 7/15/20	100	106,592
4.63%, 12/15/21	2,000	2,164,423
4.50%, 7/01/44	150	160,479
Essex Portfolio LP, 3.88%, 5/01/24	100	103,972
Federal Realty Investment Trust, 3.25%, 7/15/27	500	492,835
HCP, Inc.:
2.63%, 2/01/20	250	252,006
5.38%, 2/01/21	39	42,363
3.15%, 8/01/22	100	101,195
4.00%, 12/01/22	250	263,246
4.00%, 6/01/25	500	515,745
Hospitality Properties Trust:
5.00%, 8/15/22	200	214,632
4.95%, 2/15/27	1,000	1,047,649
Kimco Realty Corp.:
3.20%, 5/01/21	250	254,999
3.30%, 2/01/25	350	349,810
2.80%, 10/01/26	500	469,228
4.45%, 9/01/47	350	348,124
Mid-America Apartments LP, 4.30%, 10/15/23	200	212,075
National Retail Properties, Inc., 3.30%, 4/15/23	500	506,765
Omega Healthcare Investors, Inc.:
4.50%, 4/01/27	250	249,850
4.75%, 1/15/28	500	501,988
Realty Income Corp.:
4.65%, 8/01/23	250	271,728
3.00%, 1/15/27	1,000	952,415
Simon Property Group LP:
4.13%, 12/01/21	100	106,405
3.38%, 3/15/22	100	103,471
2.63%, 6/15/22	250	251,010
3.38%, 10/01/24	500	511,466
3.38%, 6/15/27	750	753,651
4.75%, 3/15/42	100	108,503
4.25%, 10/01/44	250	253,419
4.25%, 11/30/46	500	510,482

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	27

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Ventas Realty LP:
4.13%, 1/15/26	$1,250	$1,301,855
3.25%, 10/15/26	500	486,702
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/01/20	250	252,369
4.25%, 3/01/22	100	105,590
VEREIT Operating Partnership LP, 3.95%, 8/15/27	500	497,345
Welltower, Inc.:
4.13%, 4/01/19	200	205,514
5.25%, 1/15/22	50	55,003
4.00%, 6/01/25	250	260,630
4.25%, 4/01/26	350	370,025
Weyerhaeuser Co., 7.38%, 3/15/32	350	485,536

		25,123,411
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
4.70%, 10/01/19	750	792,085
3.75%, 4/01/24	50	53,211
3.65%, 9/01/25	750	792,239
7.00%, 12/15/25	250	318,289
3.25%, 6/15/27	2,000	2,051,077
5.40%, 6/01/41	50	61,837
4.40%, 3/15/42	150	163,225
4.38%, 9/01/42	250	272,133
4.45%, 3/15/43	200	218,645
5.15%, 9/01/43	250	297,483
4.90%, 4/01/44	500	583,012
4.55%, 9/01/44	250	277,274
4.13%, 6/15/47	250	264,097
Canadian National Railway Co.:
2.85%, 12/15/21	1,000	1,020,104
2.95%, 11/21/24	305	310,004
2.75%, 3/01/26	560	556,770
3.50%, 11/15/42	100	95,751
Canadian Pacific Railway Co.:
4.45%, 3/15/23	500	539,785
2.90%, 2/01/25	250	248,780
7.13%, 10/15/31	250	341,169
4.80%, 9/15/35	250	282,282
5.75%, 1/15/42	25	30,764
4.80%, 8/01/45	110	125,485
CSX Corp.:
3.70%, 10/30/20	100	104,184
3.35%, 11/01/25	250	254,712
4.75%, 5/30/42	100	108,744
3.95%, 5/01/50	450	426,074
4.50%, 8/01/54	250	254,826
4.25%, 11/01/66	750	716,804
Kansas City Southern, 3.13%, 6/01/26	250	242,817

Corporate Bonds	Par (000)	Value
Road & Rail (continued)
Norfolk Southern Corp.:
3.00%, 4/01/22	$1,750	$1,785,094
3.85%, 1/15/24	1,000	1,060,934
3.15%, 6/01/27	880	879,177
3.95%, 10/01/42	100	99,735
4.80%, 8/15/43	350	394,929
4.45%, 6/15/45	250	268,906
Union Pacific Corp.:
4.16%, 7/15/22	100	107,855
3.65%, 2/15/24	1,000	1,055,025
3.25%, 8/15/25	250	257,184
2.75%, 3/01/26	1,000	988,243
3.60%, 9/15/37	500	505,966
4.30%, 6/15/42	50	53,077
4.75%, 12/15/43	250	281,412
4.05%, 11/15/45	250	261,180
4.05%, 3/01/46	140	145,654
3.80%, 10/01/51	250	245,045

		20,193,078
Semiconductors & Semiconductor Equipment — 0.4%
Altera Corp., 4.10%, 11/15/23	250	269,320
Analog Devices, Inc., 3.50%, 12/05/26	750	757,408
Applied Materials, Inc.:
4.30%, 6/15/21	500	536,448
3.90%, 10/01/25	160	170,947
3.30%, 4/01/27	1,000	1,018,521
5.85%, 6/15/41	300	382,486
Broadcom Corp./Broadcom Cayman Finance Ltd. (a):
3.00%, 1/15/22	1,500	1,525,023
3.88%, 1/15/27	1,500	1,544,955
Intel Corp.:
1.85%, 5/11/20	2,000	2,004,220
1.70%, 5/19/21	1,000	990,456
4.80%, 10/01/41	300	349,331
4.90%, 7/29/45	1,000	1,194,941
4.10%, 5/19/46	500	524,589
KLA-Tencor Corp., 4.65%, 11/01/24	305	330,411
Lam Research Corp., 3.80%, 3/15/25	230	237,360
Maxim Integrated Products, Inc., 3.38%, 3/15/23	100	101,889
QUALCOMM, Inc.:
2.10%, 5/20/20	70	70,533
2.25%, 5/20/20	500	505,295
3.00%, 5/20/22	250	257,413
2.60%, 1/30/23	140	140,331
3.45%, 5/20/25	250	257,924
3.25%, 5/20/27	500	504,188
4.65%, 5/20/35	250	272,791
4.80%, 5/20/45	750	823,225

28	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. (continued):
4.30%, 5/20/47	$500	$511,029
Seagate HDD Cayman:
3.75%, 11/15/18	125	127,186
4.75%, 6/01/23	500	506,770
4.88%, 6/01/27	500	471,459
Texas Instruments, Inc., 1.75%, 5/01/20	250	249,158
Xilinx, Inc., 3.00%, 3/15/21	75	76,404

		16,712,011
Software — 0.7%
Activision Blizzard, Inc., 3.40%, 6/15/27	1,000	1,004,783
CA, Inc., 4.50%, 8/15/23	170	179,532
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	1,500	1,598,500
Microsoft Corp.:
1.30%, 11/03/18	1,000	998,388
1.63%, 12/06/18	250	250,390
1.10%, 8/08/19	2,000	1,982,167
1.85%, 2/06/20	1,000	1,004,117
1.85%, 2/12/20	500	502,274
3.00%, 10/01/20	50	51,835
2.00%, 11/03/20	500	502,856
1.55%, 8/08/21	500	491,171
2.40%, 2/06/22	1,000	1,010,902
2.38%, 2/12/22	1,000	1,009,089
2.65%, 11/03/22	500	508,870
2.00%, 8/08/23	1,000	979,735
2.88%, 2/06/24	865	883,960
3.13%, 11/03/25	500	513,717
2.40%, 8/08/26	485	468,782
3.30%, 2/06/27	1,500	1,553,104
3.50%, 2/12/35	165	167,951
4.20%, 11/03/35	250	277,937
3.45%, 8/08/36	250	251,807
4.10%, 2/06/37	1,250	1,354,646
4.50%, 10/01/40	500	561,548
5.30%, 2/08/41	100	125,331
3.75%, 5/01/43	150	149,911
3.75%, 2/12/45	500	507,318
4.45%, 11/03/45	500	563,106
3.70%, 8/08/46	1,000	1,008,441
4.25%, 2/06/47	1,000	1,105,581
4.00%, 2/12/55	500	519,506
4.75%, 11/03/55	250	296,493
3.95%, 8/08/56	250	257,620
4.50%, 2/06/57	500	565,798
Oracle Corp.:
2.25%, 10/08/19	750	759,299
3.88%, 7/15/20	100	105,571
2.80%, 7/08/21	1,000	1,022,614
1.90%, 9/15/21	2,000	1,985,406

Corporate Bonds	Par (000)	Value
Software (continued)
Oracle Corp. (continued):
2.50%, 10/15/22	$250	$251,834
2.40%, 9/15/23	1,000	994,338
2.95%, 5/15/25	500	504,196
2.65%, 7/15/26	745	731,791
3.25%, 5/15/30	250	250,062
4.30%, 7/08/34	250	273,191
3.90%, 5/15/35	500	524,364
3.85%, 7/15/36	750	776,205
6.13%, 7/08/39	500	666,675
5.38%, 7/15/40	400	496,565
4.50%, 7/08/44	500	553,288
4.13%, 5/15/45	250	260,846
4.00%, 7/15/46	250	258,677
4.38%, 5/15/55	250	267,823

		33,889,911
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 4.50%, 12/01/23	250	261,941
AutoZone, Inc.:
3.70%, 4/15/22	50	52,075
3.13%, 7/15/23	250	253,358
3.25%, 4/15/25	165	163,253
Bed Bath & Beyond, Inc., 5.17%, 8/01/44	250	217,999
Home Depot, Inc.:
2.00%, 6/15/19	350	352,183
2.00%, 4/01/21	500	500,284
4.40%, 4/01/21	150	161,015
2.63%, 6/01/22	750	761,920
3.35%, 9/15/25	500	517,170
3.00%, 4/01/26	1,500	1,505,233
2.13%, 9/15/26	500	469,531
5.88%, 12/16/36	100	129,891
5.40%, 9/15/40	500	618,765
4.20%, 4/01/43	250	266,499
4.40%, 3/15/45	250	275,213
4.25%, 4/01/46	250	269,151
3.90%, 6/15/47	500	509,433
3.50%, 9/15/56	140	129,099
Lowe’s Cos., Inc.:
4.63%, 4/15/20	100	105,436
3.12%, 4/15/22	1,600	1,650,088
3.38%, 9/15/25	500	515,018
2.50%, 4/15/26	955	917,603
4.25%, 9/15/44	250	261,328
3.70%, 4/15/46	250	242,513
4.05%, 5/03/47	1,000	1,027,096
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/22	300	300,746
4.38%, 9/01/23	200	200,895
3.63%, 6/01/24	250	239,490
4.50%, 12/15/34	500	430,275

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	29

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Specialty Retail (continued)
Macy’s Retail Holdings, Inc. (continued):
5.13%, 1/15/42	$250	$223,504
QVC, Inc.:
5.45%, 8/15/34	200	197,009
5.95%, 3/15/43	350	341,298

		14,066,312
Technology Hardware, Storage & Peripherals — 0.5%
Adobe Systems, Inc., 3.25%, 2/01/25	70	71,942
Apple, Inc.:
1.10%, 8/02/19	1,250	1,239,200
1.55%, 2/07/20	250	248,766
1.90%, 2/07/20	1,000	1,003,448
2.00%, 5/06/20	500	502,567
2.25%, 2/23/21	500	504,023
1.55%, 8/04/21	1,000	980,353
2.10%, 9/12/22	500	496,396
2.85%, 2/23/23	250	255,991
2.40%, 5/03/23	2,000	1,996,205
2.50%, 2/09/25	140	137,707
3.20%, 5/13/25	750	770,115
3.25%, 2/23/26	660	677,949
2.45%, 8/04/26	1,410	1,360,446
3.35%, 2/09/27	2,000	2,059,172
3.20%, 5/11/27	1,000	1,018,114
2.90%, 9/12/27	1,000	992,597
4.50%, 2/23/36	250	281,303
3.85%, 5/04/43	250	251,853
4.45%, 5/06/44	250	271,952
3.45%, 2/09/45	350	331,685
4.38%, 5/13/45	500	543,319
4.65%, 2/23/46	480	543,837
3.85%, 8/04/46	750	758,134
4.25%, 2/09/47	250	268,900
Dell International LLC/EMC Corp. (a):
4.42%, 6/15/21	500	524,958
5.45%, 6/15/23	1,000	1,094,399
6.02%, 6/15/26	840	932,862
8.10%, 7/15/36	500	625,749
8.35%, 7/15/46	350	449,516
Hewlett Packard Enterprise Co.:
4.90%, 10/15/25	750	793,401
6.35%, 10/15/45	250	264,973
HP, Inc.:
4.38%, 9/15/21	250	265,549
4.65%, 12/09/21	1,600	1,724,070
6.00%, 9/15/41	150	160,170
NetApp, Inc., 3.38%, 6/15/21	105	107,649

		24,509,270

Corporate Bonds	Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.88%, 11/01/45	$500	$505,427
VF Corp., 3.50%, 9/01/21	100	104,308

		609,735
Tobacco — 0.4%
Altria Group, Inc.:
9.25%, 8/06/19	45	50,965
2.63%, 1/14/20	250	253,862
4.75%, 5/05/21	1,000	1,083,866
2.85%, 8/09/22	1,500	1,531,743
4.00%, 1/31/24	250	265,539
4.50%, 5/02/43	400	428,485
5.38%, 1/31/44	320	385,591
3.88%, 9/16/46	250	244,373
BAT Capital Corp. (a):
2.30%, 8/14/20	1,000	1,003,194
2.76%, 8/15/22	1,000	1,005,619
3.22%, 8/15/24	750	751,848
3.56%, 8/15/27	1,000	1,010,052
4.39%, 8/15/37	500	513,105
4.54%, 8/15/47	500	514,468
Philip Morris International, Inc.:
1.88%, 1/15/19	250	250,666
4.13%, 5/17/21	50	53,028
2.63%, 3/06/23	250	249,929
2.13%, 5/10/23	1,000	973,972
3.25%, 11/10/24	1,000	1,019,311
3.38%, 8/11/25	750	769,707
2.75%, 2/25/26	415	405,531
4.50%, 3/20/42	50	54,156
3.88%, 8/21/42	100	99,197
4.13%, 3/04/43	450	462,114
4.88%, 11/15/43	250	279,425
4.25%, 11/10/44	365	380,938
Reynolds American, Inc.:
6.88%, 5/01/20	250	278,560
3.25%, 6/12/20	1,135	1,166,361
5.70%, 8/15/35	325	381,130
6.15%, 9/15/43	150	188,101
5.85%, 8/15/45	500	611,801

		16,666,637
Trading Companies & Distributors — 0.0%
GATX Corp., 3.25%, 9/15/26	750	738,817
Utilities — 0.0%
Emera US Finance LP:
3.55%, 6/15/26	75	75,505
4.75%, 6/15/46	350	375,317

		450,822

30	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Water Utilities — 0.0%
American Water Capital Corp.:
3.40%, 3/01/25	$250	$258,300
2.95%, 9/01/27	500	498,158
4.30%, 9/01/45	250	269,549
3.75%, 9/01/47	500	498,074
United Utilities PLC, 5.38%, 2/01/19	50	52,034

		1,576,115
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV:
5.00%, 3/30/20	1,200	1,283,565
3.13%, 7/16/22	1,500	1,537,328
6.13%, 3/30/40	250	304,856
4.38%, 7/16/42	850	869,973
Rogers Communications, Inc.:
3.00%, 3/15/23	650	654,932
3.63%, 12/15/25	65	66,250
2.90%, 11/15/26	1,000	957,471
5.00%, 3/15/44	250	281,924
Vodafone Group PLC:
7.88%, 2/15/30	100	134,843
4.38%, 2/19/43	950	952,381

		7,043,523
Total Corporate Bonds — 26.2%		1,222,422,745

Foreign Agency Obligations
African Development Bank:
1.13%, 9/20/19	1,000	989,435
Series GDIF, 1.00%, 5/15/19	1,000	990,014
Series GDIF, 1.25%, 7/26/21	500	487,098
Asian Development Bank:
1.38%, 1/15/19	4,000	3,990,295
1.88%, 4/12/19	500	502,201
1.63%, 3/16/21	750	743,582
2.00%, 2/16/22	2,000	2,000,250
1.88%, 2/18/22	1,000	993,705
2.00%, 4/24/26	1,000	965,939
Series 5Y, 1.88%, 8/10/22	500	495,481
Canada Government International Bond, 1.63%, 2/27/19	500	500,866
Chile Government International Bond:
3.63%, 10/30/42	350	346,507
3.86%, 6/21/47	1,000	1,017,500
Colombia Government International Bond:
4.38%, 7/12/21	250	266,750
2.63%, 3/15/23	250	245,313
4.00%, 2/26/24	750	781,500
4.50%, 1/28/26	2,250	2,403,000

Foreign Agency Obligations	Par (000)	Value
Colombia Government International Bond (continued):
3.88%, 4/25/27	$1,000	$1,016,000
7.38%, 9/18/37	100	131,900
6.13%, 1/18/41	250	294,000
5.63%, 2/26/44	950	1,062,100
5.00%, 6/15/45	500	514,375
Council of Europe Development Bank:
1.50%, 5/17/19	1,000	998,377
1.88%, 1/27/20	1,000	1,003,782
1.63%, 3/10/20	250	249,387
European Bank for Reconstruction & Development:
1.63%, 11/15/18	1,000	1,000,305
0.88%, 7/22/19	500	491,648
1.75%, 11/26/19	500	500,182
1.63%, 5/05/20	2,000	1,993,098
European Investment Bank:
1.88%, 3/15/19	500	501,991
1.25%, 5/15/19	3,000	2,982,981
1.75%, 6/17/19	1,500	1,503,472
1.13%, 8/15/19	3,000	2,972,676
1.25%, 12/16/19	5,000	4,953,853
1.38%, 6/15/20	1,000	989,834
1.63%, 12/15/20	1,000	993,355
2.00%, 3/15/21	500	501,862
1.63%, 6/15/21	2,000	1,978,984
1.38%, 9/15/21	2,000	1,954,210
2.13%, 4/13/26	1,000	976,680
2.38%, 5/24/27	1,000	991,148
Export Development Canada:
1.75%, 8/19/19	500	501,025
1.00%, 9/13/19	2,000	1,974,950
1.75%, 7/21/20	500	500,181
Export-Import Bank of Korea:
1.75%, 5/26/19	2,000	1,984,438
1.88%, 10/21/21	2,000	1,932,180
3.25%, 11/10/25	500	500,736
FMS Wertmanagement AoeR:
1.63%, 11/20/18	500	500,330
1.00%, 8/16/19	1,000	987,689
1.38%, 6/08/21	1,000	980,215
Hungary Government International Bond:
5.38%, 2/21/23	500	563,910
5.75%, 11/22/23	500	579,395
5.38%, 3/25/24	500	571,875
7.63%, 3/29/41	250	387,075
Inter-American Development Bank:
1.00%, 5/13/19	2,500	2,473,882
1.25%, 10/15/19	500	496,086
1.75%, 10/15/19	1,500	1,502,767
1.63%, 5/12/20	5,000	4,985,720
1.88%, 3/15/21	500	500,017

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	31

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Foreign Agency Obligations	Par (000)	Value
Inter-American Development Bank (continued):
1.25%, 9/14/21	$1,000	$973,006
2.13%, 1/18/22	1,000	1,004,898
1.75%, 4/14/22	750	740,049
2.38%, 7/07/27	1,000	989,903
International Bank for Reconstruction & Development:
1.00%, 10/05/18	2,500	2,490,195
1.25%, 7/26/19	1,000	993,537
0.88%, 8/15/19	1,750	1,725,642
1.88%, 10/07/19	250	251,083
1.13%, 11/27/19	1,500	1,482,747
1.38%, 3/30/20	1,750	1,735,436
1.13%, 8/10/20	1,000	982,794
2.13%, 11/01/20	500	504,856
1.38%, 5/24/21	500	491,026
1.38%, 9/20/21	1,000	978,223
7.63%, 1/19/23	1,000	1,268,358
1.75%, 4/19/23	1,000	971,535
4.75%, 2/15/35	500	626,384
Series GDIF, 1.63%, 9/04/20	2,000	1,992,104
Series GDIF, 2.25%, 6/24/21	1,000	1,012,505
Series GDIF, 2.50%, 7/29/25	500	500,323
Series GDIF, 1.88%, 10/27/26	750	712,401
International Finance Corp.:
1.75%, 9/16/19	1,500	1,503,530
1.63%, 7/16/20	500	498,478
1.13%, 7/20/21	500	485,319
Israel Government International Bond, 4.50%, 1/30/43	200	216,983
Italian Government International Bond:
6.88%, 9/27/23	100	119,800
5.38%, 6/15/33	250	287,439
Japan Bank for International Cooperation:
2.13%, 2/07/19	200	200,547
1.88%, 4/20/21	2,000	1,977,070
2.00%, 11/04/21	2,000	1,979,935
2.38%, 7/21/22	1,000	1,003,986
3.38%, 7/31/23	500	524,536
2.38%, 4/20/26	750	729,919
2.25%, 11/04/26	500	480,087
Korea Development Bank:
1.38%, 9/12/19	750	736,508
2.75%, 3/19/23	1,000	992,988
Korea International Bond, 4.13%, 6/10/44	250	287,597
Landwirtschaftliche Rentenbank:
2.25%, 10/01/21	500	505,308
1.75%, 7/27/26	1,000	941,284

Foreign Agency Obligations	Par (000)	Value
Mexico Government International Bond:
8.13%, 12/30/19	$100	$115,250
5.13%, 1/15/20	100	107,350
3.63%, 3/15/22	2,750	2,882,000
4.00%, 10/02/23	250	264,300
3.60%, 1/30/25	500	512,500
4.13%, 1/21/26	3,000	3,160,500
4.15%, 3/28/27	1,000	1,051,050
6.75%, 9/27/34	150	196,650
6.05%, 1/11/40	300	360,000
4.75%, 3/08/44	950	978,975
5.55%, 1/21/45	1,525	1,752,987
4.60%, 1/23/46	500	505,000
4.35%, 1/15/47	750	729,375
Nordic Investment Bank, 1.50%, 9/29/20	1,500	1,487,707
Panama Government International Bond:
5.20%, 1/30/20	350	375,550
3.75%, 3/16/25	1,500	1,569,000
3.88%, 3/17/28	1,500	1,571,250
6.70%, 1/26/36	350	462,875
Peruvian Government International Bond:
7.35%, 7/21/25	400	525,200
4.13%, 8/25/27	1,000	1,100,000
8.75%, 11/21/33	441	694,134
6.55%, 3/14/37	250	336,250
5.63%, 11/18/50	1,050	1,325,625
Philippine Government International Bond:
4.00%, 1/15/21	1,500	1,590,901
4.20%, 1/21/24	2,500	2,744,762
7.75%, 1/14/31	500	727,565
6.38%, 10/23/34	250	336,368
3.95%, 1/20/40	250	258,911
3.70%, 3/01/41	1,100	1,098,756
Poland Government International Bond:
6.38%, 7/15/19	250	269,970
5.00%, 3/23/22	1,050	1,160,344
3.00%, 3/17/23	200	204,720
4.00%, 1/22/24	250	269,010
3.25%, 4/06/26	250	256,590
Province of Alberta Canada, 2.20%, 7/26/22	1,000	995,168
Province of Manitoba Canada, 2.05%, 11/30/20	500	500,688
Province of Ontario Canada:
2.00%, 1/30/19	500	501,922
4.40%, 4/14/20	1,200	1,272,907
1.88%, 5/21/20	500	499,376
2.25%, 5/18/22	2,000	2,003,523

32	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Foreign Agency Obligations	Par (000)	Value
Province of Quebec Canada:
3.50%, 7/29/20	$500	$521,363
2.75%, 8/25/21	500	511,535
2.38%, 1/31/22	1,000	1,008,206
2.63%, 2/13/23	250	253,590
2.88%, 10/16/24	500	513,533
2.50%, 4/20/26	500	495,258
Svensk Exportkredit AB:
1.88%, 6/17/19	500	501,483
2.38%, 3/09/22	1,500	1,514,911
Uruguay Government International Bond:
8.00%, 11/18/22	150	183,000
4.50%, 8/14/24	1,250	1,370,000
4.38%, 10/27/27	1,000	1,077,500
5.10%, 6/18/50	1,500	1,582,500
Total Foreign Agency Obligations — 3.3%		152,384,314

Municipal Bonds
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	150	226,793
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series F-2, 6.26%, 4/01/49	250	358,595
Series S-1, 6.92%, 4/01/40	200	284,100
Series S-1, 7.04%, 4/01/50	100	153,733
Series S-3, 6.91%, 10/01/50	200	305,930
Chicago Transit Authority, RB, :
Build America Bonds, Series B, 6.20%, 12/01/40	200	247,218
Pension Funding, Series A, 6.90%, 12/01/40	100	130,683
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	147,878
City of Los Angeles California Department of Water & Power, RB, Build America Bonds:
5.72%, 7/01/39	200	258,664
6.60%, 7/01/50	90	134,796
Series D, 6.57%, 7/01/45	175	258,821
City of New York New York, Build America Bonds, Series A-2, 5.21%, 10/01/31	225	268,859
City of New York New York, GO, 6.27%, 12/01/37	300	406,446

Municipal Bonds	Par (000)	Value
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series GG, Build America Bonds, 5.72%, 6/15/42	$100	$133,645
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	345	433,520
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 6/15/42	100	136,545
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 5.72%, 2/01/41	200	257,422
City Public Service Board of San Antonio Texas, RB, 4.43%, 2/01/42	170	190,990
Commonwealth of Massachusetts, GO, Build America Bonds, 5.46%, 12/01/39	500	631,200
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series C, 6.82%, 7/01/45	150	219,774
County of Los Angeles California Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 6/01/39	100	124,545
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 5/01/49	100	138,485
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	260	309,215
District of Columbia, RB, Build America Bonds, Series E, 5.59%, 12/01/34	200	248,770
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	100	131,709
Health & Educational Facilities Authority of the State of Missouri, RB, Taxable, Washington University, Series A, 3.65%, 8/15/57	240	237,943
JobsOhio Beverage System, Refunding RB, Series B:
3.99%, 1/01/29	100	106,654
4.53%, 1/01/35	100	109,765

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	33

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Municipal Bonds	Par (000)	Value
Los Angeles California Community College District, GO, Build America Bonds, 6.75%, 8/01/49	$200	$304,442
Los Angeles California Unified School District, GO:
5.75%, 7/01/34	100	127,973
Build America Bonds, 6.76%, 7/01/34	450	623,614
Massachusetts School Building Authority, RB, Build America Bonds, 5.72%, 8/15/39	100	126,739
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 4.05%, 7/01/26	100	104,526
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	125	172,651
Series E, 6.81%, 11/15/40	400	561,320
Metropolitan Washington Airports Authority, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	100	144,989
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	150	191,393
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 6.64%, 4/01/57	345	435,017
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 2/15/29	450	561,037
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	300	438,468
Series F, 7.41%, 1/01/40	400	603,024
New Jersey Transportation Trust Fund Authority, RB:
6.56%, 12/15/40	100	127,450
Build America Bonds, Series C, 5.75%, 12/15/28	200	223,916
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, 5.77%, 8/01/36	100	123,735
New York City Water & Sewer System, RB:
5.88%, 6/15/44	100	136,933

Municipal Bonds	Par (000)	Value
New York City Water & Sewer System, RB (continued):
Build America Bonds, 2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 6/15/42	$115	$156,579
New York City Water & Sewer System, Refunding RB, Build America Bonds, 2nd General Resolution, Fiscal 2011, Series AA, 5.44%, 6/15/43	200	258,090
New York State Urban Development Corp., RB, Build America Bonds, 5.77%, 3/15/39	200	244,222
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 1/01/49	300	444,636
Ohio State University, RB:
Build America Bonds, Series C, 4.91%, 6/01/40	200	240,136
Series A, 3.80%, 12/01/46	200	204,832
Ohio State Water Development Authority, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	115,793
Oregon School Boards Association, GO, Series B, 5.55%, 6/30/28	375	440,929
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	100	117,291
Consolidated, 160th Series, 5.65%, 11/01/40	245	315,739
Port Authority of New York & New Jersey, RB:
159th Series, 6.04%, 12/01/29	200	257,116
182nd Series, 5.31%, 8/01/46	100	109,593
Port Authority of New York & New Jersey, Refunding ARB, Consolidated,174th Series, 4.46%, 10/01/62	800	894,040
Regents of the University of California Medical Center Pooled Revenue, RB, Regents, Build America Bonds, Series H, 6.55%, 5/15/48	50	68,960
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Build America Bonds, Series F, 6.58%, 5/15/49	100	138,395
Regional Transportation District, RB, Series B, 5.84%, 11/01/50	100	133,795

34	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Municipal Bonds	Par (000)	Value
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 1/01/41	$225	$268,195
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 4/01/32	100	122,608
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	100	128,520
State Board of Administration Finance Corp, RB, Series A, 3.00%, 7/01/20	300	305,772
State Board of Administration Finance Corp., RB, Series A:
2.16%, 7/01/19	150	150,521
2.64%, 7/01/21	200	200,804
State of California, 6.20%, 10/01/19	170	184,651
State of California, GO, Build America Bonds:
7.30%, 10/01/39	100	146,708
Various Purpose, 5.70%, 11/01/21	200	225,678
Various Purpose, 2.37%, 4/01/22	500	503,990
Various Purpose, 7.50%, 4/01/34	145	210,787
Various Purpose, 7.55%, 4/01/39	1,375	2,114,475
Various Purpose, 7.35%, 11/01/39	200	293,800
Various Purpose, 7.60%, 11/01/40	600	937,104
State of California Department of Water Res. Power Supply Revenue, Refunding RB, Series P, 2.00%, 5/01/22	250	246,923
State of Connecticut, GO:
Build America Bonds, Series D, 5.09%, 10/01/30	150	162,806
Series A, 5.85%, 3/15/32	200	240,646
State of Illinois, GO:
5.67%, 3/01/18	200	202,718
5.88%, 3/01/19	500	518,875
Pension, 5.10%, 6/01/33	1,850	1,869,832
State of Oregon, GO, 5.76%, 6/01/23	91	101,201
State of Texas, GO, Build America Bonds, Series A, 5.52%, 4/01/39	500	644,560
State of Wisconsin, RB, Series A (AGM), 5.70%, 5/01/26	100	115,288

Municipal Bonds	Par (000)	Value
State of Wisconsin, Refunding RB, Series C, 3.15%, 5/01/27	$320	$321,846
Texas Transportation Commission, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 4/01/30	600	710,922
University of California, RB:
Build America Bonds, 5.95%, 5/15/45	350	451,535
General, Series AD, 4.86%, 5/15/12	300	324,108
University of California, Refunding RB:
3.06%, 7/01/25	100	102,556
General, Series AJ, 4.60%, 5/15/31	150	166,812
University of Virginia, RB, Series C, 4.18%, 9/01/17	60	60,066
Total Municipal Bonds — 0.6%		27,774,378

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.2%
Barclays Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 2/15/50	2,300	2,402,470
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	805,918
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	521,131
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,569,660
Series 2016-GC37, Class A4, 3.31%, 4/10/49	3,500	3,552,768
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	989,654
Series 2017-P7, Class A4, 3.71%, 4/14/50	2,250	2,359,364
Commercial Mortgage Trust:
Series 2013-CR09, Class A4, 4.37%, 7/10/45 (e)	2,700	2,929,640
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,391,979
Series 2013-CR8, Class A5, 3.61%, 6/10/46 (e)	1,900	1,991,329
Series 2014-UBS2, Class A5, 3.96%, 3/10/47	500	529,873
Series 2015-PC1, Class A5, 3.90%, 7/10/50	1,500	1,583,789
Series 2016-CR28, Class A4, 3.76%, 2/10/49	750	786,120

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	35

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Securities Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48	$1,000	$1,043,939
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 5/10/50	600	615,391
GS Mortgage Securities Trust, Class A3:
Series 2012-GC6, 3.48%, 1/10/45	5,280	5,497,070
Series 2012-GCJ9, 2.77%, 11/10/45	250	252,696
Series 2015-GS1, 3.73%, 11/10/48	2,300	2,412,617
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 2/15/47	250	267,101
Series 2014-C22, Class A4, 3.80%, 9/15/47	300	315,691
Series 2015-C29, Class A2, 2.92%, 5/15/48	1,000	1,017,097
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 8/15/46	538	569,792
Series 2012-LC9, Class A3, 2.48%, 12/15/47	300	301,976
Series 2013-C16, Class A2, 3.07%, 12/15/46	569	575,058
Series 2014-C19, Class A2, 3.05%, 4/15/47	300	304,601
Series 2014-C20, Class A5, 3.80%, 7/15/47	1,400	1,473,472
Series 2017-JP7, Class A5, 3.45%, 9/15/50	3,500	3,592,463
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A5, 4.22%, 7/15/46 (e)	3,750	4,031,205
Series 2013-C10, Class AS, 4.22%, 7/15/46 (e)	2,500	2,644,885
Series 2015-C24, Class A4, 3.73%, 5/15/48	750	787,348
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.22%, 7/15/46 (e)	200	215,658
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	2,500	2,578,795
Series 2015-C27, Class A5, 3.45%, 2/15/48	1,500	1,544,686
Series 2015-SG1, Class A4, 3.79%, 9/15/48	5,000	5,254,009

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust:
Series 2012-C7, Class A1, 2.30%, 6/15/45	$401	$402,104
Series 2012-C7, Class A2, 3.43%, 6/15/45	800	830,173
Series 2013-C11, Class A5, 3.07%, 3/15/45	500	511,745

		58,453,267
Total Non-Agency Mortgage-Backed Securities — 1.2%		58,453,267

U.S. Government Sponsored Agency Securities
Agency Obligations — 1.7%
Fannie Mae:
1.38%, 10/07/21	2,000	1,962,250
1.50%, 6/22/20	3,000	2,991,588
1.63%, 1/21/20	500	500,630
1.75%, 9/12/19	1,000	1,004,240
4.50%, 3/01/47	67	71,900
6.25%, 5/15/29	2,850	3,837,930
6.63%, 11/15/30	149	210,893
7.25%, 5/15/30	550	811,500
Federal Home Loan Bank:
1.00%, 9/26/19	6,000	5,937,672
1.38%, 5/28/19 - 2/18/21	27,000	26,895,955
2.75%, 12/13/24	5,000	5,135,645
4.50%, 8/01/47	1,637	1,755,476
5.50%, 7/15/36	2,100	2,841,894
Financing Corp., 8.60%, 9/26/19	200	227,143
Freddie Mac:
1.13%, 8/12/21	3,032	2,954,939
1.75%, 5/30/19	420	421,825
2.38%, 1/13/22	15,430	15,703,774
Series K066, Class A2, 3.12%, 6/25/27	3,500	3,573,961
6.25%, 7/15/32	1,300	1,827,823
NCUA Guaranteed Notes, 3.00%, 6/12/19	1,000	1,025,200
Tennessee Valley Authority, 3.50%, 12/15/42	140	146,645

		79,838,883
Commercial Mortgage-Backed Securities — 0.5%
Fannie Mae:
Series 2014-M1, Class ASQ2, 2.32%, 11/25/18 (e)	772	775,163
Series 2012-M9, Class A2, 2.48%, 4/25/22	1,840	1,857,528
Series 2014-M6, Class A2, 2.68%, 5/25/21 (e)	150	152,863

36	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Fannie Mae (continued):
Series 2014-M2, Class ASV2, 2.78%, 6/25/21 (e)	$421	$428,736
Series 2014-M13, Class A2, 3.02%, 8/25/24 (e)	500	513,929
Freddie Mac:
Series K713, Class A2, 2.31%, 3/25/20	300	302,238
Series K026, Class A2, 2.51%, 11/25/22	200	201,800
Series K038, Class A1, 2.60%, 10/25/23	194	196,627
Series K014, Class A1, 2.79%, 10/25/20	59	59,750
Series K017, Class A2, 2.87%, 12/25/21	7,500	7,695,151
Series K033, Class A2, 3.06%, 7/25/23 (e)	100	103,412
Series K052, Class A2, 3.15%, 11/25/25	750	774,521
Series K031, Class A2, 3.30%, 4/25/23 (e)	100	104,700
Series K006, Class A1, 3.40%, 7/25/19	175	177,695
Series K035, Class A2, 3.46%, 8/25/23 (e)	2,000	2,110,823
Series K037, Class A2, 3.49%, 1/25/24	200	211,602
Series K034, Class A2, 3.53%, 7/25/23 (e)	3,900	4,130,472
Series K013, Class A2, 3.97%, 1/25/21 (e)	500	529,121
Series K003, Class A5, 5.09%, 3/25/19	300	311,238

		20,637,369
Mortgage-Backed Securities — 28.4%
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.53%), 1.87%, 4/01/43, (f)	185	190,149
(12 mo. LIBOR US + 1.53%), 1.91%, 5/01/43, (f)	455	468,649
(12 mo. LIBOR US + 1.54%), 2.05%, 6/01/43, (f)	531	537,728
(12 mo. LIBOR US + 1.70%), 2.46%, 8/01/42, (f)	156	160,782
2.50%, 9/01/28 - 10/01/47 (g)	46,607	46,819,571
3.00%, 1/01/27 - 10/01/47 (g)	162,594	164,293,912
(12 mo. LIBOR US + 1.83%), 3.10%, 11/01/40, (f)	17	17,274

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
3.50%, 2/01/26 - 10/01/47 (g)	$164,527	$170,088,196
3.50%, 10/01/32 (g)	7,959	8,288,552
(12 mo. LIBOR US + 1.76%), 3.51%, 8/01/41, (f)	33	34,465
4.00%, 10/01/25 - 10/01/47 (g)	109,857	115,891,820
4.50%, 5/01/24 - 10/01/47 (g)	36,975	39,694,535
5.00%, 1/01/19 - 6/01/47 (g)	10,082	10,971,514
5.00%, 10/01/47 (g)	12,997	14,178,915
5.50%, 4/01/36 - 10/01/47 (g)	6,465	7,164,825
6.00%, 3/01/34	147	168,108
6.00%, 10/01/47 (g)	7,800	8,785,969
6.50%, 7/01/32	134	152,756
7.00%, 2/01/32	27	28,224
Freddie Mac Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.50%), 1.73%, 6/01/43, (f)	89	90,805
2.50%, 7/01/28 - 10/01/47 (g)	36,317	36,557,481
3.00%, 3/01/27 - 5/01/47 (g)	54,887	55,984,015
3.00%, 10/01/47 (g)	68,068	68,291,348
(12 mo. LIBOR US + 1.79%), 3.47%, 8/01/41, (f)	24	25,526
(12 mo. LIBOR US + 1.81%), 3.47%, 9/01/40, (f)	43	44,542
3.50%, 3/01/32 - 10/01/47 (g)	98,044	101,415,872
4.00%, 5/01/19 - 10/01/47 (g)	72,806	76,607,644
4.50%, 4/01/18 - 10/01/47 (g)	21,040	22,561,094
5.00%, 10/01/18 - 10/01/47 (g)	10,635	11,540,811
5.50%, 6/01/35 - 10/01/47 (g)	6,312	6,947,583
6.50%, 6/01/31	22	24,817
8.00%, 12/01/24	132	142,400
Ginnie Mae Mortgage-Backed Securities:
2.50%, 5/20/45	1,062	1,044,512
2.50%, 10/01/47 (g)	3,687	3,613,174
3.00%, 5/15/43 - 10/01/47 (g)	104,274	105,741,832
3.50%, 9/20/42 - 10/01/47 (g)	136,456	141,977,543
4.00%, 3/15/41 - 10/01/47 (g)	59,454	62,733,434

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	37

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued):
4.50%, 7/15/39 - 10/01/47 (g)	$26,282	$28,111,038
5.00%, 11/15/39 - 10/01/47 (g)	12,865	13,874,776
5.50%, 12/15/32 - 7/20/40	399	437,714
6.00%, 3/15/35 - 10/20/38	245	280,162
6.50%, 9/15/36	146	165,733
7.50%, 12/15/23	112	123,808

		1,326,273,608
Total U.S. Government Sponsored Agency Securities — 30.6%		1,426,749,860

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.88%, 2/15/19	3,000	3,305,742
8.13%, 8/15/19	19,000	21,334,922
8.75%, 8/15/20	6,400	7,680,750
7.63%, 11/15/22	3,400	4,339,914
1.50%, 3/31/23	31,500	30,665,742
6.25%, 8/15/23	2,050	2,527,906
7.50%, 11/15/24	10,000	13,552,734
7.63%, 2/15/25	375	515,317
6.00%, 2/15/26	2,660	3,425,561
6.75%, 8/15/26	7,500	10,218,457
6.50%, 11/15/26	900	1,214,086
6.63%, 2/15/27	3,500	4,785,020
6.38%, 8/15/27	8,500	11,565,977
6.13%, 11/15/27	9,080	12,215,792
5.25%, 2/15/29	2,000	2,575,859
6.13%, 8/15/29	2,500	3,470,020
5.38%, 2/15/31	14,000	18,762,187
4.50%, 2/15/36	18,766	24,138,500
4.75%, 2/15/37	1,450	1,925,555
5.00%, 5/15/37	9,000	12,301,172
4.38%, 2/15/38	4,000	5,083,125
4.50%, 5/15/38	1,000	1,291,563
3.50%, 2/15/39	4,300	4,855,305
4.25%, 5/15/39	2,775	3,471,460
4.50%, 8/15/39	1,700	2,197,980
4.38%, 11/15/39	1,800	2,290,359
4.63%, 2/15/40	1,230	1,618,843
4.38%, 5/15/40	1,650	2,103,428
3.88%, 8/15/40	860	1,022,594
4.25%, 11/15/40	7,528	9,445,876
4.75%, 2/15/41	11,000	14,777,383
4.38%, 5/15/41	5,610	7,176,198
3.75%, 8/15/41	6,550	7,658,895
3.13%, 11/15/41	10,700	11,320,684
3.13%, 2/15/42	24,850	26,278,875

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
3.00%, 5/15/42	$14,480	$14,979,447
2.75%, 8/15/42	10,250	10,125,879
2.75%, 11/15/42	5,000	4,935,156
3.13%, 2/15/43	3,050	3,218,346
2.88%, 5/15/43	5,750	5,795,820
3.63%, 8/15/43	2,500	2,868,945
3.75%, 11/15/43	1,700	1,992,719
3.63%, 2/15/44	1,000	1,149,023
3.38%, 5/15/44	1,600	1,763,563
3.13%, 8/15/44	2,000	2,109,922
3.00%, 11/15/44	6,300	6,490,230
2.50%, 2/15/45	4,500	4,196,953
3.00%, 5/15/45	12,600	12,974,062
2.88%, 8/15/45	7,500	7,532,227
3.00%, 11/15/45	11,900	12,240,730
2.50%, 2/15/46	12,000	11,159,531
2.50%, 5/15/46	8,350	7,758,977
2.25%, 8/15/46	1,000	879,258
2.88%, 11/15/46	8,500	8,530,215
3.00%, 2/15/47	19,500	20,058,340
3.00%, 5/15/47	17,200	17,698,531
U.S. Treasury Notes:
0.88%, 10/15/18	17,000	16,911,016
1.75%, 10/31/18	2,250	2,258,613
1.25%, 12/31/18	43,080	43,002,590
1.38%, 12/31/18	16,280	16,274,277
1.50%, 12/31/18	36,315	36,354,720
1.13%, 1/15/19	8,000	7,970,625
1.25%, 1/31/19	11,400	11,375,508
1.38%, 2/28/19	5,000	4,996,680
1.50%, 2/28/19	10,000	10,009,375
1.00%, 3/15/19	5,000	4,969,922
1.50%, 3/31/19	10,000	10,011,719
1.63%, 3/31/19	1,500	1,504,395
0.88%, 4/15/19	5,000	4,957,422
1.25%, 4/30/19	4,300	4,287,570
1.63%, 4/30/19	17,000	17,047,812
1.50%, 5/31/19	14,000	14,013,125
0.75%, 7/15/19	25,000	24,688,476
0.88%, 7/31/19	1,500	1,484,355
1.00%, 8/31/19	7,300	7,235,840
1.63%, 8/31/19	19,000	19,053,437
0.88%, 9/15/19	10,000	9,883,984
1.75%, 9/30/19	10,000	10,050,391
1.00%, 10/15/19	9,000	8,911,406
1.50%, 10/31/19	20,000	20,000,000
1.00%, 11/15/19	22,000	21,768,828
1.00%, 11/30/19	4,000	3,957,812
1.50%, 11/30/19	16,500	16,497,422
1.38%, 12/15/19	10,000	9,969,141
1.13%, 12/31/19	4,750	4,709,365
1.63%, 12/31/19	32,500	32,572,363

38	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
1.25%, 1/31/20	$25,000	$24,835,937
1.38%, 1/31/20	750	747,275
1.38%, 2/15/20	11,000	10,955,742
3.63%, 2/15/20	7,500	7,863,867
1.25%, 2/29/20	6,200	6,156,891
1.38%, 2/29/20	5,700	5,676,398
1.63%, 3/15/20	24,000	24,038,437
1.13%, 3/31/20	11,500	11,378,262
1.50%, 4/15/20	20,000	19,964,062
1.13%, 4/30/20	2,700	2,670,152
1.38%, 4/30/20	13,000	12,935,000
1.50%, 5/15/20	20,000	19,960,156
1.50%, 5/31/20	12,000	11,973,750
1.50%, 6/15/20	5,000	4,989,062
1.88%, 6/30/20	2,000	2,015,391
1.63%, 7/31/20	20,000	20,010,938
2.00%, 7/31/20	21,500	21,733,477
2.63%, 8/15/20	4,140	4,257,570
2.13%, 8/31/20	7,000	7,100,352
2.00%, 9/30/20	20,000	20,212,500
1.38%, 10/31/20	10,000	9,917,187
1.75%, 10/31/20	500	501,504
2.63%, 11/15/20	11,000	11,323,555
1.63%, 11/30/20	6,000	5,991,094
2.00%, 11/30/20	5,300	5,353,621
1.75%, 12/31/20	3,800	3,807,125
2.38%, 12/31/20	900	919,617
2.13%, 1/31/21	11,800	11,964,094
3.63%, 2/15/21	2,310	2,456,360
2.00%, 2/28/21	12,700	12,822,039
1.25%, 3/31/21	9,000	8,854,102
2.25%, 3/31/21	11,500	11,703,945
1.38%, 4/30/21	5,000	4,936,719
3.13%, 5/15/21	3,000	3,146,133
2.00%, 5/31/21	5,000	5,044,531
1.13%, 6/30/21	4,500	4,395,938
2.13%, 6/30/21	10,000	10,130,469
2.25%, 7/31/21	12,804	13,024,569
1.13%, 8/31/21	3,000	2,924,063
2.00%, 8/31/21	8,500	8,567,734
2.13%, 9/30/21	7,900	7,995,664
1.25%, 10/31/21	8,000	7,821,250
2.00%, 10/31/21	9,000	9,064,687
2.00%, 11/15/21	3,700	3,728,617
1.75%, 11/30/21	6,000	5,979,609
1.88%, 11/30/21	3,000	3,006,445
2.00%, 12/31/21	12,000	12,074,531
2.13%, 12/31/21	10,000	10,112,891
1.50%, 1/31/22	3,500	3,447,637
1.88%, 1/31/22	9,000	9,004,570
1.75%, 2/28/22	1,500	1,492,617
1.88%, 2/28/22	5,000	5,001,562
1.75%, 3/31/22	9,100	9,048,457
1.88%, 3/31/22	18,000	17,994,375

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
1.75%, 4/30/22	$10,000	$9,937,891
1.75%, 5/31/22	3,000	2,980,430
1.75%, 6/30/22	8,000	7,941,562
2.13%, 6/30/22	18,000	18,172,969
2.00%, 7/31/22	15,000	15,058,008
1.88%, 8/31/22	19,958	19,906,546
1.75%, 9/30/22	23,000	22,787,969
1.63%, 11/15/22	3,000	2,953,359
2.00%, 11/30/22	11,000	11,019,336
2.13%, 12/31/22	5,000	5,036,328
1.75%, 1/31/23	14,600	14,422,062
1.50%, 2/28/23	3,200	3,118,250
1.63%, 4/30/23	4,000	3,917,188
1.75%, 5/15/23	1,000	985,430
1.63%, 5/31/23	4,000	3,913,594
1.38%, 6/30/23	11,500	11,087,617
1.25%, 7/31/23	4,000	3,825,938
2.50%, 8/15/23	4,000	4,103,125
1.38%, 8/31/23	8,000	7,697,812
1.38%, 9/30/23	4,000	3,845,781
2.75%, 11/15/23	3,000	3,118,125
2.13%, 11/30/23	24,000	24,074,063
2.25%, 12/31/23	11,000	11,102,695
2.25%, 1/31/24	15,000	15,131,836
2.75%, 2/15/24	7,000	7,270,156
2.13%, 2/29/24	19,000	19,015,586
2.13%, 3/31/24	10,000	10,002,734
2.00%, 4/30/24	5,000	4,961,328
2.50%, 5/15/24	10,300	10,534,969
2.00%, 5/31/24	5,700	5,652,352
2.00%, 6/30/24	33,000	32,703,515
2.38%, 8/15/24	7,500	7,605,762
1.88%, 8/31/24	5,000	4,910,938
2.25%, 11/15/24	8,980	9,024,198
2.00%, 2/15/25	6,984	6,888,516
2.13%, 5/15/25	14,000	13,909,219
2.25%, 11/15/25	1,600	1,599,938
1.63%, 2/15/26	3,000	2,852,344
1.63%, 5/15/26	350	331,980
1.50%, 8/15/26	3,500	3,277,285
2.00%, 11/15/26	1,000	974,492
2.25%, 2/15/27	5,000	4,969,727
2.38%, 5/15/27	6,000	6,024,844
2.75%, 8/15/47	7,000	6,847,969
Total U.S. Treasury Obligations — 36.8%		1,714,828,140
Total Long-Term Investments (Cost — $4,614,836,714) — 99.2%		4,624,676,822

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	39

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (b)(h)	724,910,781	$725,128,254
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97%, (b)(h)	100,000	100,000
Total Short-Term Securities (Cost — $725,107,739) — 15.5%		725,228,254
Total Investments Before TBA Sale Commitments (Cost — $5,339,944,453) — 114.7%		5,349,905,076

TBA Sale Commitments (g)	Par (000)
Mortgage-Backed Securities — (0.5%)
Fannie Mae Mortgage-Backed Securities:
3.50%, 10/17/32	$2,186	(2,276,514)
4.00%, 10/12/47	2,023	(2,129,840)
4.50%, 10/12/47	535	(574,205)
Freddie Mac Mortgage-Backed Securities:
3.50%, 10/17/32	397	(414,679)

TBA Sale Commitments (g)	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued):
4.00%, 10/12/47	$13,269	$(13,969,769)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 10/23/47	1,160	(1,236,488)
5.00%, 10/23/47	388	(415,524)
Total TBA Sale Commitments (Proceeds — $21,065,848) — (0.5)%		(21,017,019)
Total Investments, Net of TBA Sale Commitments (Cost — $5,318,878,605) — 114.2%		5,328,888,057
Liabilities in Excess of Other Assets — (14.2)%		(664,036,821)

Net Assets — 100.0%		$4,664,851,236

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

40	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Affiliate Persons and/or Related Parties	Par/Shares Held at December 31, 2016	Par/Shares Purchased		Par/ Shares Sold	Par/Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)[3]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	478,391,317	246,519,464	[1]	—	724,910,781	$725,128,254	$5,142,590	[2]	$(15,796)	$46,013
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	100,000	100,000	553		—	—
PNC Bank NA, 1.85%, 7/20/18	$500,000	—		$(500,000)	—	—	5,447		(1,410)	3,897
PNC Bank NA, 2.20%, 1/28/19	$500,000	—		—	$500,000	502,881	8,219		—	1,244
PNC Bank NA, 2.25%, 7/02/19	$350,000	—		—	$350,000	352,618	5,884		—	734
PNC Bank NA, 1.45%, 7/29/19	$500,000	—		—	$500,000	496,708	5,417		—	3,977
PNC Bank NA, 2.30%, 6/01/20	$500,000	—		—	$500,000	503,860	8,593		—	4,075
PNC Bank NA, 2.45%, 11/05/20	$1,250,000	—		—	$1,250,000	1,262,065	22,884		—	14,070
PNC Bank NA, 2.15%, 4/29/21	$500,000	—		—	$500,000	497,956	8,033		—	5,829
PNC Bank NA, 2.45%, 7/28/22	—	$750,000		—	$750,000	750,732	1,225		—	(4,837)
PNC Bank NA, 2.95%, 1/30/23	$250,000	—		—	$250,000	253,000	5,511		—	6,614
PNC Bank NA, 2.95%, 2/23/25	$250,000	—		—	$250,000	250,438	5,511		—	4,955
PNC Funding Corp., 3.30%, 3/08/22	$150,000	—		$(75,000)	$75,000	77,706	2,310		1,106	(621)
Total						$730,176,218	$5,222,177		$(16,100)	$85,950

[1] Represents net shares purchased.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Includes net capital gain distributions, if applicable.

(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Floating rate security. Rate shown is the rate in effect as of period end.

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	41

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

(g)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$6,124,334	$4,012
Citigroup Global Markets, Inc.	$10,884,925	$(1,645)
Credit Suisse Securities (USA) LLC	$93,826,564	$(257,690)
Goldman Sachs & Co.	$76,857,281	$(559,496)
J.P. Morgan Securities LLC	$137,136,747	$(519,826)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$232,977,496	$(1,290,385)
Mizuho Securities USA, Inc.	$6,643,070	$(30,992)
Morgan Stanley & Co. LLC	$92,787,729	$(141,140)
Nomura Securities International, Inc.	$1,415,237	$31,709
Wells Fargo Securities LLC	$18,826,378	$(67,057)

(h)	Annualized 7-day yield as of period end.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
TBA	To-be-announced

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

42	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$22,064,118	—	$22,064,118
Corporate Bonds	—	1,222,422,745	—	1,222,422,745
Foreign Agency Obligations	—	152,384,314	—	152,384,314
Municipal Bonds	—	27,774,378	—	27,774,378
Non-Agency Mortgage-Backed Securities	—	58,453,267	—	58,453,267
U.S. Government Sponsored Agency Securities	—	1,426,749,860	—	1,426,749,860
U.S. Treasury Obligations	—	1,714,828,140	—	1,714,828,140

Short-Term Securities	$725,228,254	—	—	725,228,254

Liabilities:
Investments:
TBA Sale Commitments	—	(21,017,019)	—	(21,017,019)

Total	$725,228,254	$4,603,659,803	—	$5,328,888,057

During the period ended September 30, 2017, there were no transfers between levels.

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2017	43

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds III and Master Investment Portfolio

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds III and Master Investment Portfolio

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 20, 2017